UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04146
JOHN HANCOCK VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the year ended December 31, 2025:

  John Hancock Active Bond Trust
  John Hancock Core Bond Trust
  John Hancock High Yield Trust
  John Hancock Investment Quality Bond Trust
  John Hancock Money Market Trust
  John Hancock Opportunistic Fixed Income Trust
  John Hancock Select Bond Trust
  John Hancock Short Term Government Income Trust
  John Hancock Strategic Income Opportunities Trust
  John Hancock Total Bond Market Trust
  John Hancock Ultra Short Term Bond Trust
John Hancock Variable Insurance Trust
Active Bond Trust
Series I/JAHFX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Active Bond Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active Bond Trust (Series I/JAHFX)	$73	0.70%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Active Bond Trust (Series I/JAHFX) returned 7.39% for the year ended December 31, 2025. The fixed income market delivered broad gains in 2025 as attractive yields, tighter credit spreads, and strong performance across U.S. and emerging market sectors supported returns. The U.S. Federal Reserve’s three late-year rate cuts contributed to a steepening yield curve, lowering short-term yields while longer maturities rose amid fiscal and tariff related volatility, further boosting bond performance.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The fund was well positioned for a steepening of the yield curve which occurred during the period. Interest payments were significant contributors to return.
Fixed income assets | Agency mortgage-backed securities were meaningful contributors to absolute performance.

TOP PERFORMANCE DETRACTORS
U.S. Treasuries | The fund’s portfolio allocation in U.S. Treasury securities detracted from performance on an absolute basis.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Active Bond Trust (Series I/JAHFX)	7.39%	0.02%	2.61%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$564,477,387
Total number of portfolio holdings	1,050
Total advisory fees paid (net)	$3,278,024
Portfolio turnover rate	90%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	37.3%
U.S. Government Agency	36.4%
U.S. Government	14.0%
Asset-backed securities	5.8%
Collateralized mortgage obligations – Commercial and residential	4.1%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Term loans	0.3%
Short-term investments and other	1.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

ACTB-A-I

12/25

2/26

Active Bond Trust
John Hancock Variable Insurance Trust
Active Bond Trust
Series II/JAHEX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Active Bond Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active Bond Trust (Series II/JAHEX)	$93	0.90%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Active Bond Trust (Series II/JAHEX) returned 7.18% for the year ended December 31, 2025. The fixed income market delivered broad gains in 2025 as attractive yields, tighter credit spreads, and strong performance across U.S. and emerging market sectors supported returns. The U.S. Federal Reserve’s three late-year rate cuts contributed to a steepening yield curve, lowering short-term yields while longer maturities rose amid fiscal and tariff related volatility, further boosting bond performance.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The fund was well positioned for a steepening of the yield curve which occurred during the period. Interest payments were significant contributors to return.
Fixed income assets | Agency mortgage-backed securities were meaningful contributors to absolute performance.

TOP PERFORMANCE DETRACTORS
U.S. Treasuries | The fund’s portfolio allocation in U.S. Treasury securities detracted from performance on an absolute basis.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Active Bond Trust (Series II/JAHEX)	7.18%	(0.17)%	2.41%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$564,477,387
Total number of portfolio holdings	1,050
Total advisory fees paid (net)	$3,278,024
Portfolio turnover rate	90%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	37.3%
U.S. Government Agency	36.4%
U.S. Government	14.0%
Asset-backed securities	5.8%
Collateralized mortgage obligations – Commercial and residential	4.1%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Term loans	0.3%
Short-term investments and other	1.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

ACTB-A-II

12/25

2/26

Active Bond Trust
John Hancock Variable Insurance Trust
Active Bond Trust
Series NAV/JAHDX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Active Bond Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active Bond Trust (Series NAV/JAHDX)	$67	0.65%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Active Bond Trust (Series NAV/JAHDX) returned 7.56% for the year ended December 31, 2025. The fixed income market delivered broad gains in 2025 as attractive yields, tighter credit spreads, and strong performance across U.S. and emerging market sectors supported returns. The U.S. Federal Reserve’s three late-year rate cuts contributed to a steepening yield curve, lowering short-term yields while longer maturities rose amid fiscal and tariff related volatility, further boosting bond performance.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The fund was well positioned for a steepening of the yield curve which occurred during the period. Interest payments were significant contributors to return.
Fixed income assets | Agency mortgage-backed securities were meaningful contributors to absolute performance.

TOP PERFORMANCE DETRACTORS
U.S. Treasuries | The fund’s portfolio allocation in U.S. Treasury securities detracted from performance on an absolute basis.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Active Bond Trust (Series NAV/JAHDX)	7.56%	0.09%	2.67%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$564,477,387
Total number of portfolio holdings	1,050
Total advisory fees paid (net)	$3,278,024
Portfolio turnover rate	90%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	37.3%
U.S. Government Agency	36.4%
U.S. Government	14.0%
Asset-backed securities	5.8%
Collateralized mortgage obligations – Commercial and residential	4.1%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Term loans	0.3%
Short-term investments and other	1.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
ACTB-A-NAV
12/25
2/26
Active Bond Trust
John Hancock Variable Insurance Trust
Core Bond Trust
Series I/JADKX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Core Bond Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Trust (Series I/JADKX)	$69	0.67%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Core Bond Trust (Series I/JADKX) returned 6.94% for the year ended December 31, 2025. Investment-grade fixed income bonds performed well during the period, with attractive yields, the resumption of interest rate cuts by the Federal Reserve late in the year and continued strength in U.S. economic conditions. The yield curve steepened considerably, while credit and mortgage spreads tightened on fundamental improvement and strong demand.
TOP PERFORMANCE CONTRIBUTORS
Mortgage-backed securities | Positions in agency mortgage-backed securities, including passthroughs and collateralized mortgage obligations (CMOs), were among the largest contributors to performance. Mortgage-backed securities had a strong year as lower interest rates, a steeper yield curve, and falling interest rate volatility all supported valuations and demand.
Corporate bonds | Holdings in corporate bonds across industrial, utility, and financial subsectors contributed to performance. Corporate bonds benefited from resilient economic conditions, prospects for deregulation, and strong demand from domestic and foreign investors.

TOP PERFORMANCE DETRACTORS
Long-dated Treasuries | Certain holdings in longer-dated Treasuries detracted from performance, as the yield curve steepened and long-term interest rates actually rose slightly during the period.
Oracle Corp. | Positioning in Oracle Corp. detracted as investors grew more concerned about the company’s level of investment in artificial intelligence initiatives.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Core Bond Trust (Series I/JADKX)	6.94%	(0.57)%	1.91%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$798,934,939
Total number of portfolio holdings	986
Total advisory fees paid (net)	$4,457,967
Portfolio turnover rate	234%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	28.2%
U.S. Government	25.0%
Corporate bonds	24.2%
Collateralized mortgage obligations – U.S. Government Agency	12.6%
Asset-backed securities	6.7%
Collateralized mortgage obligations – Commercial and residential	1.5%
Foreign government obligations	1.3%
Municipal bonds	0.1%
Short-term investments and other	0.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
CRBT-A-I
12/25
2/26
Core Bond Trust
John Hancock Variable Insurance Trust
Core Bond Trust
Series II/JAAEX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Core Bond Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Trust (Series II/JAAEX)	$90	0.87%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Core Bond Trust (Series II/JAAEX) returned 6.77% for the year ended December 31, 2025. Investment-grade fixed income bonds performed well during the period, with attractive yields, the resumption of interest rate cuts by the Federal Reserve late in the year and continued strength in U.S. economic conditions. The yield curve steepened considerably, while credit and mortgage spreads tightened on fundamental improvement and strong demand.
TOP PERFORMANCE CONTRIBUTORS
Mortgage-backed securities | Positions in agency mortgage-backed securities, including passthroughs and collateralized mortgage obligations (CMOs), were among the largest contributors to performance. Mortgage-backed securities had a strong year as lower interest rates, a steeper yield curve, and falling interest rate volatility all supported valuations and demand.
Corporate bonds | Holdings in corporate bonds across industrial, utility, and financial subsectors contributed to performance. Corporate bonds benefited from resilient economic conditions, prospects for deregulation, and strong demand from domestic and foreign investors.

TOP PERFORMANCE DETRACTORS
Long-dated Treasuries | Certain holdings in longer-dated Treasuries detracted from performance, as the yield curve steepened and long-term interest rates actually rose slightly during the period.
Oracle Corp. | Positioning in Oracle Corp. detracted as investors grew more concerned about the company’s level of investment in artificial intelligence initiatives.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Core Bond Trust (Series II/JAAEX)	6.77%	(0.78)%	1.70%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$798,934,939
Total number of portfolio holdings	986
Total advisory fees paid (net)	$4,457,967
Portfolio turnover rate	234%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	28.2%
U.S. Government	25.0%
Corporate bonds	24.2%
Collateralized mortgage obligations – U.S. Government Agency	12.6%
Asset-backed securities	6.7%
Collateralized mortgage obligations – Commercial and residential	1.5%
Foreign government obligations	1.3%
Municipal bonds	0.1%
Short-term investments and other	0.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
CRBT-A-II
12/25
2/26
Core Bond Trust
John Hancock Variable Insurance Trust
Core Bond Trust
Series NAV/JVCNX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Core Bond Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Trust (Series NAV/JVCNX)	$64	0.62%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Core Bond Trust (Series NAV/JVCNX) returned 7.03% for the year ended December 31, 2025. Investment-grade fixed income bonds performed well during the period, with attractive yields, the resumption of interest rate cuts by the Federal Reserve late in the year and continued strength in U.S. economic conditions. The yield curve steepened considerably, while credit and mortgage spreads tightened on fundamental improvement and strong demand.
TOP PERFORMANCE CONTRIBUTORS
Mortgage-backed securities | Positions in agency mortgage-backed securities, including passthroughs and collateralized mortgage obligations (CMOs), were among the largest contributors to performance. Mortgage-backed securities had a strong year as lower interest rates, a steeper yield curve, and falling interest rate volatility all supported valuations and demand.
Corporate bonds | Holdings in corporate bonds across industrial, utility, and financial subsectors contributed to performance. Corporate bonds benefited from resilient economic conditions, prospects for deregulation, and strong demand from domestic and foreign investors.

TOP PERFORMANCE DETRACTORS
Long-dated Treasuries | Certain holdings in longer-dated Treasuries detracted from performance, as the yield curve steepened and long-term interest rates actually rose slightly during the period.
Oracle Corp. | Positioning in Oracle Corp. detracted as investors grew more concerned about the company’s level of investment in artificial intelligence initiatives.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Core Bond Trust (Series NAV/JVCNX)	7.03%	(0.52)%	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$798,934,939
Total number of portfolio holdings	986
Total advisory fees paid (net)	$4,457,967
Portfolio turnover rate	234%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	28.2%
U.S. Government	25.0%
Corporate bonds	24.2%
Collateralized mortgage obligations – U.S. Government Agency	12.6%
Asset-backed securities	6.7%
Collateralized mortgage obligations – Commercial and residential	1.5%
Foreign government obligations	1.3%
Municipal bonds	0.1%
Short-term investments and other	0.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
CRBT-A-NAV
12/25
2/26
Core Bond Trust
John Hancock Variable Insurance Trust
High Yield Trust
Series I/JAELX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the High Yield Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Trust (Series I/JAELX)	$74	0.71%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
High Yield Trust (Series I/JAELX) returned 7.46% for the year ended December 31, 2025. The fixed income market delivered broad gains in 2025 as attractive yields, tighter credit spreads, and strong performance across U.S. and emerging market sectors supported returns. The U.S. Federal Reserve’s three late-year rate cuts contributed to a steepening yield curve, lowering short-term yields while longer maturities rose amid fiscal and tariff related volatility, further boosting bond performance.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The fund was well positioned for a steepening of the yield curve which occurred during the period. Interest payments were significant contributors to return.
Fixed income securities | Holdings in high yield and investment-grade corporate bonds were meaningful contributors to performance.

TOP PERFORMANCE DETRACTORS
Bank loans | Bank loans were the only asset category that detracted from absolute fund performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Trust (Series I/JAELX)	7.46%	3.97%	6.07%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
ICE BofA U.S. High Yield Index	8.50%	4.50%	6.45%
Bloomberg U.S. High Yield 2% Issuer Capped Index	8.62%	4.50%	6.52%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$183,369,388
Total number of portfolio holdings	500
Total advisory fees paid (net)	$811,069
Portfolio turnover rate	147%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	94.2%
Term loans	1.9%
Preferred securities	0.4%
Common stocks	0.1%
Short-term investments and other	3.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At a meeting held on September 24-26, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective February 7, 2025, Western Asset Management Company, LLC was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.
At the same meeting, the Board approved a change in the fund’s management fee schedule effective February 7, 2025 whereby the annual rate is as follows: a) 0.625% of the first $75 million of aggregate net assets; b) 0.5625% of the next $75 million of aggregate net assets; c) 0.500% of the next $350 million of aggregate net assets; d) 0.475% of the next $2 billion of aggregate net assets; and e) 0.450% of the excess over $2.5 billion of aggregate net assets. Aggregate net assets include net assets of the fund and John Hancock High Yield Fund, a series of John Hancock Bond Trust.
Effective February 7, 2025, the fund’s investment objective is as follows: The fund seeks high current income. Capital appreciation is a secondary goal.
Additionally, effective February 7, 2025, the following risks were added to the fund’s “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund: Default debt risk; ESG integration risk; High portfolio turnover risk; Illiquid and restricted securities risk; Large company risk; Small and mid-sized company risk; and U.S. government agency obligations risk. Repurchase agreements risk was removed.
In connection with the Board actions described above, the principal investment strategies of the fund have been revised. The purpose of these changes was to align the fund with the investment approach of the new subadvisor. Specifically, the strategies were revised to reflect the new subadvisor’s focus on industry allocation and securities selection, deciding which types of industries to emphasize at a given time and then which individual securities to buy. This includes a top-down analysis to determine which industries may benefit from current and future changes in the economy and bottom-up research to find securities that appear comparatively undervalued.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
HIYI-A-I
12/25
2/26
High Yield Trust
John Hancock Variable Insurance Trust
High Yield Trust
Series II/JAEOX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the High Yield Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Trust (Series II/JAEOX)	$94	0.91%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
High Yield Trust (Series II/JAEOX) returned 7.25% for the year ended December 31, 2025. The fixed income market delivered broad gains in 2025 as attractive yields, tighter credit spreads, and strong performance across U.S. and emerging market sectors supported returns. The U.S. Federal Reserve’s three late-year rate cuts contributed to a steepening yield curve, lowering short-term yields while longer maturities rose amid fiscal and tariff related volatility, further boosting bond performance.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The fund was well positioned for a steepening of the yield curve which occurred during the period. Interest payments were significant contributors to return.
Fixed income securities | Holdings in high yield and investment-grade corporate bonds were meaningful contributors to performance.

TOP PERFORMANCE DETRACTORS
Bank loans | Bank loans were the only asset category that detracted from absolute fund performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Trust (Series II/JAEOX)	7.25%	3.74%	5.86%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
ICE BofA U.S. High Yield Index	8.50%	4.50%	6.45%
Bloomberg U.S. High Yield 2% Issuer Capped Index	8.62%	4.50%	6.52%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$183,369,388
Total number of portfolio holdings	500
Total advisory fees paid (net)	$811,069
Portfolio turnover rate	147%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	94.2%
Term loans	1.9%
Preferred securities	0.4%
Common stocks	0.1%
Short-term investments and other	3.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At a meeting held on September 24-26, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective February 7, 2025, Western Asset Management Company, LLC was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.
At the same meeting, the Board approved a change in the fund’s management fee schedule effective February 7, 2025 whereby the annual rate is as follows: a) 0.625% of the first $75 million of aggregate net assets; b) 0.5625% of the next $75 million of aggregate net assets; c) 0.500% of the next $350 million of aggregate net assets; d) 0.475% of the next $2 billion of aggregate net assets; and e) 0.450% of the excess over $2.5 billion of aggregate net assets. Aggregate net assets include net assets of the fund and John Hancock High Yield Fund, a series of John Hancock Bond Trust.
Effective February 7, 2025, the fund’s investment objective is as follows: The fund seeks high current income. Capital appreciation is a secondary goal.
Additionally, effective February 7, 2025, the following risks were added to the fund’s “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund: Default debt risk; ESG integration risk; High portfolio turnover risk; Illiquid and restricted securities risk; Large company risk; Small and mid-sized company risk; and U.S. government agency obligations risk. Repurchase agreements risk was removed.
In connection with the Board actions described above, the principal investment strategies of the fund have been revised. The purpose of these changes was to align the fund with the investment approach of the new subadvisor. Specifically, the strategies were revised to reflect the new subadvisor’s focus on industry allocation and securities selection, deciding which types of industries to emphasize at a given time and then which individual securities to buy. This includes a top-down analysis to determine which industries may benefit from current and future changes in the economy and bottom-up research to find securities that appear comparatively undervalued.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

HIYI-A-II

12/25

2/26

High Yield Trust

John Hancock Variable Insurance Trust
High Yield Trust
Series NAV/JAEMX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the High Yield Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Trust (Series NAV/JAEMX)	$68	0.66%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
High Yield Trust (Series NAV/JAEMX) returned 7.45% for the year ended December 31, 2025. The fixed income market delivered broad gains in 2025 as attractive yields, tighter credit spreads, and strong performance across U.S. and emerging market sectors supported returns. The U.S. Federal Reserve’s three late-year rate cuts contributed to a steepening yield curve, lowering short-term yields while longer maturities rose amid fiscal and tariff related volatility, further boosting bond performance.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The fund was well positioned for a steepening of the yield curve which occurred during the period. Interest payments were significant contributors to return.
Fixed income securities | Holdings in high yield and investment-grade corporate bonds were meaningful contributors to performance.

TOP PERFORMANCE DETRACTORS
Bank loans | Bank loans were the only asset category that detracted from absolute fund performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Trust (Series NAV/JAEMX)	7.45%	4.02%	6.14%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
ICE BofA U.S. High Yield Index	8.50%	4.50%	6.45%
Bloomberg U.S. High Yield 2% Issuer Capped Index	8.62%	4.50%	6.52%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$183,369,388
Total number of portfolio holdings	500
Total advisory fees paid (net)	$811,069
Portfolio turnover rate	147%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	94.2%
Term loans	1.9%
Preferred securities	0.4%
Common stocks	0.1%
Short-term investments and other	3.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At a meeting held on September 24-26, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective February 7, 2025, Western Asset Management Company, LLC was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.
At the same meeting, the Board approved a change in the fund’s management fee schedule effective February 7, 2025 whereby the annual rate is as follows: a) 0.625% of the first $75 million of aggregate net assets; b) 0.5625% of the next $75 million of aggregate net assets; c) 0.500% of the next $350 million of aggregate net assets; d) 0.475% of the next $2 billion of aggregate net assets; and e) 0.450% of the excess over $2.5 billion of aggregate net assets. Aggregate net assets include net assets of the fund and John Hancock High Yield Fund, a series of John Hancock Bond Trust.
Effective February 7, 2025, the fund’s investment objective is as follows: The fund seeks high current income. Capital appreciation is a secondary goal.
Additionally, effective February 7, 2025, the following risks were added to the fund’s “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund: Default debt risk; ESG integration risk; High portfolio turnover risk; Illiquid and restricted securities risk; Large company risk; Small and mid-sized company risk; and U.S. government agency obligations risk. Repurchase agreements risk was removed.
In connection with the Board actions described above, the principal investment strategies of the fund have been revised. The purpose of these changes was to align the fund with the investment approach of the new subadvisor. Specifically, the strategies were revised to reflect the new subadvisor’s focus on industry allocation and securities selection, deciding which types of industries to emphasize at a given time and then which individual securities to buy. This includes a top-down analysis to determine which industries may benefit from current and future changes in the economy and bottom-up research to find securities that appear comparatively undervalued.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

HIYI-A-NAV

12/25

2/26

High Yield Trust
John Hancock Variable Insurance Trust
Investment Quality Bond Trust
Series I/JADUX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Investment Quality Bond Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Quality Bond Trust (Series I/JADUX)	$80	0.77%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Investment Quality Bond Trust (Series I/JADUX) returned 6.97% for the year ended December 31, 2025. Most fixed income sectors generated positive total returns during the year, as coupon income and periods of spread tightening helped offset the impact of volatile, and in some regions, higher global sovereign yields.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The portfolio’s duration positioning was the largest contributor to performance over the period. Interest payments were significant contributors to return.
Allocation to structured finance sectors | Non-agency mortgage-backed securities and commercial mortgage-backed securities were meaningful contributors.
Agency mortgage-backed securities (MBS) | Exposure to MBS passthroughs also aided results.

TOP PERFORMANCE DETRACTORS
No detractors | At a time of broadly positive performance for the world financial markets, no asset categories detracted from absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Quality Bond Trust (Series I/JADUX)	6.97%	(0.47)%	2.37%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$214,195,631
Total number of portfolio holdings	861
Total advisory fees paid (net)	$1,242,170
Portfolio turnover rate	49%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government	33.1%
U.S. Government Agency	23.1%
Corporate bonds	22.2%
Collateralized mortgage obligations – Commercial and residential	9.2%
Asset-backed securities	5.0%
Collateralized mortgage obligations – U.S. Government Agency	2.8%
Foreign government obligations	1.5%
Municipal bonds	0.8%
Short-term investments	2.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

INQB-A-I

12/25

2/26

Investment Quality Bond Trust
John Hancock Variable Insurance Trust
Investment Quality Bond Trust
Series II/JADSX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Investment Quality Bond Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Quality Bond Trust (Series II/JADSX)	$100	0.97%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Investment Quality Bond Trust (Series II/JADSX) returned 6.67% for the year ended December 31, 2025. Most fixed income sectors generated positive total returns during the year, as coupon income and periods of spread tightening helped offset the impact of volatile, and in some regions, higher global sovereign yields.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The portfolio’s duration positioning was the largest contributor to performance over the period. Interest payments were significant contributors to return.
Allocation to structured finance sectors | Non-agency mortgage-backed securities and commercial mortgage-backed securities were meaningful contributors.
Agency mortgage-backed securities (MBS) | Exposure to MBS passthroughs also aided results.

TOP PERFORMANCE DETRACTORS
No detractors | At a time of broadly positive performance for the world financial markets, no asset categories detracted from absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Quality Bond Trust (Series II/JADSX)	6.67%	(0.69)%	2.16%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$214,195,631
Total number of portfolio holdings	861
Total advisory fees paid (net)	$1,242,170
Portfolio turnover rate	49%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government	33.1%
U.S. Government Agency	23.1%
Corporate bonds	22.2%
Collateralized mortgage obligations – Commercial and residential	9.2%
Asset-backed securities	5.0%
Collateralized mortgage obligations – U.S. Government Agency	2.8%
Foreign government obligations	1.5%
Municipal bonds	0.8%
Short-term investments	2.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

INQB-A-II

12/25

2/26

Investment Quality Bond Trust
John Hancock Variable Insurance Trust
Investment Quality Bond Trust
Series NAV/JAJNX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Investment Quality Bond Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Quality Bond Trust (Series NAV/JAJNX)	$74	0.72%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Investment Quality Bond Trust (Series NAV/JAJNX) returned 6.94% for the year ended December 31, 2025. Most fixed income sectors generated positive total returns during the year, as coupon income and periods of spread tightening helped offset the impact of volatile, and in some regions, higher global sovereign yields.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The portfolio’s duration positioning was the largest contributor to performance over the period. Interest payments were significant contributors to return.
Allocation to structured finance sectors | Non-agency mortgage-backed securities and commercial mortgage-backed securities were meaningful contributors.
Agency mortgage-backed securities (MBS) | Exposure to MBS passthroughs also aided results.

TOP PERFORMANCE DETRACTORS
No detractors | At a time of broadly positive performance for the world financial markets, no asset categories detracted from absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Quality Bond Trust (Series NAV/JAJNX)	6.94%	(0.44)%	2.41%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$214,195,631
Total number of portfolio holdings	861
Total advisory fees paid (net)	$1,242,170
Portfolio turnover rate	49%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government	33.1%
U.S. Government Agency	23.1%
Corporate bonds	22.2%
Collateralized mortgage obligations – Commercial and residential	9.2%
Asset-backed securities	5.0%
Collateralized mortgage obligations – U.S. Government Agency	2.8%
Foreign government obligations	1.5%
Municipal bonds	0.8%
Short-term investments	2.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

INQB-A-NAV

12/25

2/26

Investment Quality Bond Trust
John Hancock Variable Insurance Trust
Money Market Trust
Series I/JHOXX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Money Market Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Trust (Series I/JHOXX)	$34	0.33%
Fund Statistics
Fund net assets	$2,172,994,723
Total number of portfolio holdings	107
Total advisory fees paid (net)	$5,379,581
Weighted Average Maturity	43 Days
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	56.0%
Repurchase agreement	27.4%
U.S. Government	16.6%

Maturity Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MMT-A-I

12/25

2/26

Money Market Trust
John Hancock Variable Insurance Trust
Money Market Trust
Series II/JAAXX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Money Market Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Trust (Series II/JAAXX)	$54	0.53%
Fund Statistics
Fund net assets	$2,172,994,723
Total number of portfolio holdings	107
Total advisory fees paid (net)	$5,379,581
Weighted Average Maturity	43 Days
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	56.0%
Repurchase agreement	27.4%
U.S. Government	16.6%

Maturity Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MMT-A-II

12/25

2/26

Money Market Trust
John Hancock Variable Insurance Trust
Money Market Trust
Series NAV/JABXX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Money Market Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Trust (Series NAV/JABXX)	$29	0.28%
Fund Statistics
Fund net assets	$2,172,994,723
Total number of portfolio holdings	107
Total advisory fees paid (net)	$5,379,581
Weighted Average Maturity	43 Days
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	56.0%
Repurchase agreement	27.4%
U.S. Government	16.6%

Maturity Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MMT-A-NAV

12/25

2/26

Money Market Trust
John Hancock Variable Insurance Trust
Opportunistic Fixed Income Trust
Series I/JAEJX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Opportunistic Fixed Income Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Trust (Series I/JAEJX)	$87	0.83%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Opportunistic Fixed Income Trust (Series I/JAEJX) returned 9.51% for the year ended December 31, 2025. Most fixed income sectors generated positive total returns during the trailing twelve months as coupon income and periods of spread tightening helped offset the impact of volatile and higher global sovereign yields in some regions. Most spread sectors produced positive excess returns over duration-equivalent government bonds, with higher-yielding and emerging market sectors leading the outperformance. Political instability and policy uncertainty were prominent, with leadership changes in France and Japan, and the US experiencing its longest government shutdown on record.
TOP PERFORMANCE CONTRIBUTORS
Duration and yield curve | At the aggregate portfolio level, duration and yield curve positioning was one of the top contributors to positive total returns overall. Currency and credit exposure were also additive to results.
Strategic sector | Positive total returns were driven by strategic sector positions. Within the strategic sector, emerging market opportunities positioning was the largest positive contributor, in particular exposure to local debt had a favorable impact.

TOP PERFORMANCE DETRACTORS
Relative value | Within the fund’s relative value theme, exposure to discretionary macro rates had a negative impact on performance.
Tactical | Our duration management strategies within the tactical return driver detracted.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Opportunistic Fixed Income Trust (Series I/JAEJX)	9.51%	0.57%	3.19%
Bloomberg Global Aggregate Bond (USD Hedged) Index	4.86%	0.34%	2.39%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$143,364,371
Total number of portfolio holdings	1,239
Total advisory fees paid (net)	$714,692
Portfolio turnover rate	157%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	39.1%
U.S. Government Agency	17.6%
Corporate bonds	13.9%
Convertible bonds	9.4%
U.S. Government	5.5%
Collateralized mortgage obligations – U.S. Government Agency	2.8%
Asset-backed securities	2.7%
Term loans	2.7%
Preferred securities	2.6%
Collateralized mortgage obligations – Commercial and residential	2.5%
Exchange-traded funds	0.1%
Short-term investments	1.1%

Country Composition
United States	52.4%
Brazil	6.4%
Czech Republic	4.7%
Norway	3.9%
Australia	3.7%
India	2.7%
Japan	2.5%
South Korea	2.4%
United Kingdom	2.3%
Colombia	1.8%
Other countries	17.2%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
OPFI-A-I
12/25
2/26
Opportunistic Fixed Income Trust
John Hancock Variable Insurance Trust
Opportunistic Fixed Income Trust
Series II/JAEHX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Opportunistic Fixed Income Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Trust (Series II/JAEHX)	$108	1.03%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Opportunistic Fixed Income Trust (Series II/JAEHX) returned 9.20% for the year ended December 31, 2025. Most fixed income sectors generated positive total returns during the trailing twelve months as coupon income and periods of spread tightening helped offset the impact of volatile and higher global sovereign yields in some regions. Most spread sectors produced positive excess returns over duration-equivalent government bonds, with higher-yielding and emerging market sectors leading the outperformance. Political instability and policy uncertainty were prominent, with leadership changes in France and Japan, and the US experiencing its longest government shutdown on record.
TOP PERFORMANCE CONTRIBUTORS
Duration and yield curve | At the aggregate portfolio level, duration and yield curve positioning was one of the top contributors to positive total returns overall. Currency and credit exposure were also additive to results.
Strategic sector | Positive total returns were driven by strategic sector positions. Within the strategic sector, emerging market opportunities positioning was the largest positive contributor, in particular exposure to local debt had a favorable impact.

TOP PERFORMANCE DETRACTORS
Relative value | Within the fund’s relative value theme, exposure to discretionary macro rates had a negative impact on performance.
Tactical | Our duration management strategies within the tactical return driver detracted.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Opportunistic Fixed Income Trust (Series II/JAEHX)	9.20%	0.37%	2.99%
Bloomberg Global Aggregate Bond (USD Hedged) Index	4.86%	0.34%	2.39%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$143,364,371
Total number of portfolio holdings	1,239
Total advisory fees paid (net)	$714,692
Portfolio turnover rate	157%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	39.1%
U.S. Government Agency	17.6%
Corporate bonds	13.9%
Convertible bonds	9.4%
U.S. Government	5.5%
Collateralized mortgage obligations – U.S. Government Agency	2.8%
Asset-backed securities	2.7%
Term loans	2.7%
Preferred securities	2.6%
Collateralized mortgage obligations – Commercial and residential	2.5%
Exchange-traded funds	0.1%
Short-term investments	1.1%

Country Composition
United States	52.4%
Brazil	6.4%
Czech Republic	4.7%
Norway	3.9%
Australia	3.7%
India	2.7%
Japan	2.5%
South Korea	2.4%
United Kingdom	2.3%
Colombia	1.8%
Other countries	17.2%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
OPFI-A-II
12/25
2/26
Opportunistic Fixed Income Trust
John Hancock Variable Insurance Trust
Opportunistic Fixed Income Trust
Series NAV/JAEKX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Opportunistic Fixed Income Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Trust (Series NAV/JAEKX)	$82	0.78%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Opportunistic Fixed Income Trust (Series NAV/JAEKX) returned 9.60% for the year ended December 31, 2025. Most fixed income sectors generated positive total returns during the trailing twelve months as coupon income and periods of spread tightening helped offset the impact of volatile and higher global sovereign yields in some regions. Most spread sectors produced positive excess returns over duration-equivalent government bonds, with higher-yielding and emerging market sectors leading the outperformance. Political instability and policy uncertainty were prominent, with leadership changes in France and Japan, and the US experiencing its longest government shutdown on record.
TOP PERFORMANCE CONTRIBUTORS
Duration and yield curve | At the aggregate portfolio level, duration and yield curve positioning was one of the top contributors to positive total returns overall. Currency and credit exposure were also additive to results.
Strategic sector | Positive total returns were driven by strategic sector positions. Within the strategic sector, emerging market opportunities positioning was the largest positive contributor, in particular exposure to local debt had a favorable impact.

TOP PERFORMANCE DETRACTORS
Relative value | Within the fund’s relative value theme, exposure to discretionary macro rates had a negative impact on performance.
Tactical | Our duration management strategies within the tactical return driver detracted.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Opportunistic Fixed Income Trust (Series NAV/JAEKX)	9.60%	0.62%	3.25%
Bloomberg Global Aggregate Bond (USD Hedged) Index	4.86%	0.34%	2.39%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$143,364,371
Total number of portfolio holdings	1,239
Total advisory fees paid (net)	$714,692
Portfolio turnover rate	157%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	39.1%
U.S. Government Agency	17.6%
Corporate bonds	13.9%
Convertible bonds	9.4%
U.S. Government	5.5%
Collateralized mortgage obligations – U.S. Government Agency	2.8%
Asset-backed securities	2.7%
Term loans	2.7%
Preferred securities	2.6%
Collateralized mortgage obligations – Commercial and residential	2.5%
Exchange-traded funds	0.1%
Short-term investments	1.1%

Country Composition
United States	52.4%
Brazil	6.4%
Czech Republic	4.7%
Norway	3.9%
Australia	3.7%
India	2.7%
Japan	2.5%
South Korea	2.4%
United Kingdom	2.3%
Colombia	1.8%
Other countries	17.2%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

OPFI-A-NAV

12/25

2/26

Opportunistic Fixed Income Trust

John Hancock Variable Insurance Trust
Select Bond Trust
Series I/JAFZX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Select Bond Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Bond Trust (Series I/JAFZX)	$65	0.63%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Select Bond Trust (Series I/JAFZX) returned 7.47% for the year ended December 31, 2025. The fixed income market delivered broad gains in 2025 as attractive yields, tighter credit spreads, and strong performance across U.S. and emerging market sectors supported returns. The U.S. Federal Reserve’s three late-year rate cuts contributed to a steepening yield curve, lowering short-term yields while longer maturities rose amid fiscal and tariff related volatility, further boosting bond performance.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The fund was well positioned for a steepening of the yield curve which occurred during the period. Interest payments were significant contributors to return.
Fixed income securities | Agency mortgage-backed securities and investment-grade corporate bonds were meaningful contributors to overall performance.

TOP PERFORMANCE DETRACTORS
U.S. Treasuries | The fund’s portfolio allocation in U.S. Treasury securities detracted from performance on an absolute basis.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Select Bond Trust (Series I/JAFZX)	7.47%	(0.32)%	2.21%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,652,493,110
Total number of portfolio holdings	854
Total advisory fees paid (net)	$30,577,221
Portfolio turnover rate	107%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	38.9%
Corporate bonds	29.9%
U.S. Government	15.7%
Asset-backed securities	7.6%
Collateralized mortgage obligations – Commercial and residential	5.2%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Municipal bonds	0.4%
Short-term investments and other	1.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SELB-A-I

12/25

2/26

Select Bond Trust

John Hancock Variable Insurance Trust
Select Bond Trust
Series II/JHBDX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Select Bond Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Bond Trust (Series II/JHBDX)	$86	0.83%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Select Bond Trust (Series II/JHBDX) returned 7.36% for the year ended December 31, 2025. The fixed income market delivered broad gains in 2025 as attractive yields, tighter credit spreads, and strong performance across U.S. and emerging market sectors supported returns. The U.S. Federal Reserve’s three late-year rate cuts contributed to a steepening yield curve, lowering short-term yields while longer maturities rose amid fiscal and tariff related volatility, further boosting bond performance.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The fund was well positioned for a steepening of the yield curve which occurred during the period. Interest payments were significant contributors to return.
Fixed income securities | Agency mortgage-backed securities and investment-grade corporate bonds were meaningful contributors to overall performance.

TOP PERFORMANCE DETRACTORS
U.S. Treasuries | The fund’s portfolio allocation in U.S. Treasury securities detracted from performance on an absolute basis.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Select Bond Trust (Series II/JHBDX)	7.36%	(0.51)%	2.01%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,652,493,110
Total number of portfolio holdings	854
Total advisory fees paid (net)	$30,577,221
Portfolio turnover rate	107%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	38.9%
Corporate bonds	29.9%
U.S. Government	15.7%
Asset-backed securities	7.6%
Collateralized mortgage obligations – Commercial and residential	5.2%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Municipal bonds	0.4%
Short-term investments and other	1.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SELB-A-II

12/25

2/26

Select Bond Trust
John Hancock Variable Insurance Trust
Select Bond Trust
Series NAV/JAGBX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Select Bond Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Bond Trust (Series NAV/JAGBX)	$61	0.59%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Select Bond Trust (Series NAV/JAGBX) returned 7.52% for the year ended December 31, 2025. The fixed income market delivered broad gains in 2025 as attractive yields, tighter credit spreads, and strong performance across U.S. and emerging market sectors supported returns. The U.S. Federal Reserve’s three late-year rate cuts contributed to a steepening yield curve, lowering short-term yields while longer maturities rose amid fiscal and tariff related volatility, further boosting bond performance.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The fund was well positioned for a steepening of the yield curve which occurred during the period. Interest payments were significant contributors to return.
Fixed income securities | Agency mortgage-backed securities and investment-grade corporate bonds were meaningful contributors to overall performance.

TOP PERFORMANCE DETRACTORS
U.S. Treasuries | The fund’s portfolio allocation in U.S. Treasury securities detracted from performance on an absolute basis.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Select Bond Trust (Series NAV/JAGBX)	7.52%	(0.27)%	2.26%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,652,493,110
Total number of portfolio holdings	854
Total advisory fees paid (net)	$30,577,221
Portfolio turnover rate	107%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	38.9%
Corporate bonds	29.9%
U.S. Government	15.7%
Asset-backed securities	7.6%
Collateralized mortgage obligations – Commercial and residential	5.2%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Municipal bonds	0.4%
Short-term investments and other	1.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SELB-A-NAV

12/25

2/26

Select Bond Trust
John Hancock Variable Insurance Trust
Short Term Government Income Trust
Series I/JAJPX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Short Term Government Income Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Term Government Income Trust (Series I/JAJPX)	$72	0.70%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Short Term Government Income Trust (Series I/JAJPX) returned 5.14% for the year ended December 31, 2025. The fixed income market delivered broad gains in 2025 as attractive yields, tighter credit spreads, and strong performance across U.S. and emerging market sectors supported returns. The U.S. Federal Reserve’s three late-year rate cuts contributed to a steepening yield curve, lowering short-term yields while longer maturities rose amid fiscal and tariff related volatility, further boosting bond performance.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The fund was well positioned for a steepening of the yield curve which occurred during the period. Interest payments were significant contributors to return.
Fixed income securities | Agency mortgage-backed securities also contributed to overall performance.

TOP PERFORMANCE DETRACTORS
U.S. Treasuries | U.S. Treasuries detracted from absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Short Term Government Income Trust (Series I/JAJPX)	5.14%	0.64%	1.21%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Bloomberg U.S. Government 1-5 Year Bond Index	5.83%	1.29%	1.82%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$243,072,346
Total number of portfolio holdings	91
Total advisory fees paid (net)	$1,287,182
Portfolio turnover rate	487%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	52.6%
U.S. Government Agency	45.0%
Municipal bonds	1.6%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Short-term investments and other	0.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SHTG-A-I

12/25

2/26

Short Term Government Income Trust
John Hancock Variable Insurance Trust
Short Term Government Income Trust
Series II/JAFWX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Short Term Government Income Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Term Government Income Trust (Series II/JAFWX)	$92	0.90%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Short Term Government Income Trust (Series II/JAFWX) returned 4.95% for the year ended December 31, 2025. The fixed income market delivered broad gains in 2025 as attractive yields, tighter credit spreads, and strong performance across U.S. and emerging market sectors supported returns. The U.S. Federal Reserve’s three late-year rate cuts contributed to a steepening yield curve, lowering short-term yields while longer maturities rose amid fiscal and tariff related volatility, further boosting bond performance.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The fund was well positioned for a steepening of the yield curve which occurred during the period. Interest payments were significant contributors to return.
Fixed income securities | Agency mortgage-backed securities also contributed to overall performance.

TOP PERFORMANCE DETRACTORS
U.S. Treasuries | U.S. Treasuries detracted from absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Short Term Government Income Trust (Series II/JAFWX)	4.95%	0.43%	1.01%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Bloomberg U.S. Government 1-5 Year Bond Index	5.83%	1.29%	1.82%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$243,072,346
Total number of portfolio holdings	91
Total advisory fees paid (net)	$1,287,182
Portfolio turnover rate	487%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	52.6%
U.S. Government Agency	45.0%
Municipal bonds	1.6%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Short-term investments and other	0.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SHTG-A-II

12/25

2/26

Short Term Government Income Trust
John Hancock Variable Insurance Trust
Short Term Government Income Trust
Series NAV/JAFYX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Short Term Government Income Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Term Government Income Trust (Series NAV/JAFYX)	$67	0.65%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Short Term Government Income Trust (Series NAV/JAFYX) returned 5.09% for the year ended December 31, 2025. The fixed income market delivered broad gains in 2025 as attractive yields, tighter credit spreads, and strong performance across U.S. and emerging market sectors supported returns. The U.S. Federal Reserve’s three late-year rate cuts contributed to a steepening yield curve, lowering short-term yields while longer maturities rose amid fiscal and tariff related volatility, further boosting bond performance.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The fund was well positioned for a steepening of the yield curve which occurred during the period. Interest payments were significant contributors to return.
Fixed income securities | Agency mortgage-backed securities also contributed to overall performance.

TOP PERFORMANCE DETRACTORS
U.S. Treasuries | U.S. Treasuries detracted from absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Short Term Government Income Trust (Series NAV/JAFYX)	5.09%	0.67%	1.25%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Bloomberg U.S. Government 1-5 Year Bond Index	5.83%	1.29%	1.82%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$243,072,346
Total number of portfolio holdings	91
Total advisory fees paid (net)	$1,287,182
Portfolio turnover rate	487%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	52.6%
U.S. Government Agency	45.0%
Municipal bonds	1.6%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Short-term investments and other	0.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SHTG-A-NAV

12/25

2/26

Short Term Government Income Trust
John Hancock Variable Insurance Trust
Strategic Income Opportunities Trust
Series I/JESNX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Strategic Income Opportunities Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Trust (Series I/JESNX)	$83	0.80%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Strategic Income Opportunities Trust (Series I/JESNX) returned 7.51% for the year ended December 31, 2025. The fixed income market delivered broad gains in 2025 as attractive yields, tighter credit spreads, and strong performance across U.S. and emerging market sectors supported returns. The U.S. Federal Reserve’s three late-year rate cuts contributed to a steepening yield curve, lowering short-term yields while longer maturities rose amid fiscal and tariff related volatility, further boosting bond performance.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The fund was well positioned for a steepening of the yield curve which occurred during the period. Interest payments were significant contributors to return.
Fixed income securities | Both investment-grade corporate bonds and high yield corporate bonds were meaningful contributors to absolute performance.

TOP PERFORMANCE DETRACTORS
Emerging market credit | The fund's emerging market credit positions detracted from absolute performance.
Municipal bonds | Municipal bond securities also detracted from absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Trust (Series I/JESNX)	7.51%	1.55%	3.21%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$262,554,275
Total number of portfolio holdings	474
Total advisory fees paid (net)	$2,138,516
Portfolio turnover rate	73%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	45.2%
Foreign government obligations	19.0%
Term loans	9.0%
U.S. Government Agency	6.0%
U.S. Government	4.2%
Preferred securities	4.0%
Collateralized mortgage obligations – U.S. Government Agency	3.0%
Collateralized mortgage obligations – Commercial and residential	2.2%
Asset-backed securities	1.7%
Convertible bonds	1.7%
Short-term investments and other	4.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

STIO-A-I

12/25

2/26

Strategic Income Opportunities Trust
John Hancock Variable Insurance Trust
Strategic Income Opportunities Trust
Series II/JESPX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Strategic Income Opportunities Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Trust (Series II/JESPX)	$104	1.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Strategic Income Opportunities Trust (Series II/JESPX) returned 7.22% for the year ended December 31, 2025. The fixed income market delivered broad gains in 2025 as attractive yields, tighter credit spreads, and strong performance across U.S. and emerging market sectors supported returns. The U.S. Federal Reserve’s three late-year rate cuts contributed to a steepening yield curve, lowering short-term yields while longer maturities rose amid fiscal and tariff related volatility, further boosting bond performance.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The fund was well positioned for a steepening of the yield curve which occurred during the period. Interest payments were significant contributors to return.
Fixed income securities | Both investment-grade corporate bonds and high yield corporate bonds were meaningful contributors to absolute performance.

TOP PERFORMANCE DETRACTORS
Emerging market credit | The fund's emerging market credit positions detracted from absolute performance.
Municipal bonds | Municipal bond securities also detracted from absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Trust (Series II/JESPX)	7.22%	1.34%	3.00%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$262,554,275
Total number of portfolio holdings	474
Total advisory fees paid (net)	$2,138,516
Portfolio turnover rate	73%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	45.2%
Foreign government obligations	19.0%
Term loans	9.0%
U.S. Government Agency	6.0%
U.S. Government	4.2%
Preferred securities	4.0%
Collateralized mortgage obligations – U.S. Government Agency	3.0%
Collateralized mortgage obligations – Commercial and residential	2.2%
Asset-backed securities	1.7%
Convertible bonds	1.7%
Short-term investments and other	4.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

STIO-A-II

12/25

2/26

Strategic Income Opportunities Trust
John Hancock Variable Insurance Trust
Strategic Income Opportunities Trust
Series NAV/JVRNX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Strategic Income Opportunities Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Trust (Series NAV/JVRNX)	$78	0.75%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Strategic Income Opportunities Trust (Series NAV/JVRNX) returned 7.51% for the year ended December 31, 2025. The fixed income market delivered broad gains in 2025 as attractive yields, tighter credit spreads, and strong performance across U.S. and emerging market sectors supported returns. The U.S. Federal Reserve’s three late-year rate cuts contributed to a steepening yield curve, lowering short-term yields while longer maturities rose amid fiscal and tariff related volatility, further boosting bond performance.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The fund was well positioned for a steepening of the yield curve which occurred during the period. Interest payments were significant contributors to return.
Fixed income securities | Both investment-grade corporate bonds and high yield corporate bonds were meaningful contributors to absolute performance.

TOP PERFORMANCE DETRACTORS
Emerging market credit | The fund's emerging market credit positions detracted from absolute performance.
Municipal bonds | Municipal bond securities also detracted from absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Trust (Series NAV/JVRNX)	7.51%	1.61%	3.26%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$262,554,275
Total number of portfolio holdings	474
Total advisory fees paid (net)	$2,138,516
Portfolio turnover rate	73%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	45.2%
Foreign government obligations	19.0%
Term loans	9.0%
U.S. Government Agency	6.0%
U.S. Government	4.2%
Preferred securities	4.0%
Collateralized mortgage obligations – U.S. Government Agency	3.0%
Collateralized mortgage obligations – Commercial and residential	2.2%
Asset-backed securities	1.7%
Convertible bonds	1.7%
Short-term investments and other	4.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

STIO-A-NAV

12/25

2/26

Strategic Income Opportunities Trust
John Hancock Variable Insurance Trust
Total Bond Market Trust
Series I/JTBMX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Total Bond Market Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Bond Market Trust (Series I/JTBMX)	$31	0.30%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Total Bond Market Trust (Series I/JTBMX) returned 6.86% for the year ended December 31, 2025. The fixed income market delivered broad gains in 2025 as attractive yields, tighter credit spreads, and strong performance across U.S. and emerging market sectors supported returns. The U.S. Federal Reserve’s three late-year rate cuts contributed to a steepening yield curve, lowering short-term yields while longer maturities rose amid fiscal and tariff related volatility, further boosting bond performance.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The fund was well positioned for a steepening of the yield curve which occurred during the period. Interest payments were significant contributors to return.
Fixed income securities | U.S. agency mortgage-backed securities and investment-grade corporate bonds were meaningful contributors to absolute performance.

TOP PERFORMANCE DETRACTORS
U.S. Treasuries | The fund’s portfolio allocation in U.S. Treasury securities detracted from performance on an absolute basis.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Total Bond Market Trust (Series I/JTBMX)	6.86%	(0.70)%	1.69%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,078,346,165
Total number of portfolio holdings	1,138
Total advisory fees paid (net)	$2,082,336
Portfolio turnover rate	55%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	46.5%
U.S. Government Agency	24.8%
Corporate bonds	24.8%
Collateralized mortgage obligations – Commercial and residential	1.3%
Foreign government obligations	0.8%
Asset-backed securities	0.4%
Municipal bonds	0.3%
Collateralized mortgage obligations – U.S. Government Agency	0.1%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

TBMT-A-I

12/25

2/26

Total Bond Market Trust
John Hancock Variable Insurance Trust
Total Bond Market Trust
Series II/JAGVX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Total Bond Market Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Bond Market Trust (Series II/JAGVX)	$52	0.50%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Total Bond Market Trust (Series II/JAGVX) returned 6.67% for the year ended December 31, 2025. The fixed income market delivered broad gains in 2025 as attractive yields, tighter credit spreads, and strong performance across U.S. and emerging market sectors supported returns. The U.S. Federal Reserve’s three late-year rate cuts contributed to a steepening yield curve, lowering short-term yields while longer maturities rose amid fiscal and tariff related volatility, further boosting bond performance.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The fund was well positioned for a steepening of the yield curve which occurred during the period. Interest payments were significant contributors to return.
Fixed income securities | U.S. agency mortgage-backed securities and investment-grade corporate bonds were meaningful contributors to absolute performance.

TOP PERFORMANCE DETRACTORS
U.S. Treasuries | The fund’s portfolio allocation in U.S. Treasury securities detracted from performance on an absolute basis.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Total Bond Market Trust (Series II/JAGVX)	6.67%	(0.91)%	1.48%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,078,346,165
Total number of portfolio holdings	1,138
Total advisory fees paid (net)	$2,082,336
Portfolio turnover rate	55%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	46.5%
U.S. Government Agency	24.8%
Corporate bonds	24.8%
Collateralized mortgage obligations – Commercial and residential	1.3%
Foreign government obligations	0.8%
Asset-backed securities	0.4%
Municipal bonds	0.3%
Collateralized mortgage obligations – U.S. Government Agency	0.1%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

TBMT-A-II

12/25

2/26

Total Bond Market Trust
John Hancock Variable Insurance Trust
Total Bond Market Trust
Series NAV/JAGUX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Total Bond Market Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Bond Market Trust (Series NAV/JAGUX)	$26	0.25%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Total Bond Market Trust (Series NAV/JAGUX) returned 6.91% for the year ended December 31, 2025. The fixed income market delivered broad gains in 2025 as attractive yields, tighter credit spreads, and strong performance across U.S. and emerging market sectors supported returns. The U.S. Federal Reserve’s three late-year rate cuts contributed to a steepening yield curve, lowering short-term yields while longer maturities rose amid fiscal and tariff related volatility, further boosting bond performance.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The fund was well positioned for a steepening of the yield curve which occurred during the period. Interest payments were significant contributors to return.
Fixed income securities | U.S. agency mortgage-backed securities and investment-grade corporate bonds were meaningful contributors to absolute performance.

TOP PERFORMANCE DETRACTORS
U.S. Treasuries | The fund’s portfolio allocation in U.S. Treasury securities detracted from performance on an absolute basis.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Total Bond Market Trust (Series NAV/JAGUX)	6.91%	(0.65)%	1.75%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,078,346,165
Total number of portfolio holdings	1,138
Total advisory fees paid (net)	$2,082,336
Portfolio turnover rate	55%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	46.5%
U.S. Government Agency	24.8%
Corporate bonds	24.8%
Collateralized mortgage obligations – Commercial and residential	1.3%
Foreign government obligations	0.8%
Asset-backed securities	0.4%
Municipal bonds	0.3%
Collateralized mortgage obligations – U.S. Government Agency	0.1%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

TBMT-A-NAV

12/25

2/26

Total Bond Market Trust
John Hancock Variable Insurance Trust
Ultra Short Term Bond Trust
Series I/JAGJX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Ultra Short Term Bond Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Term Bond Trust (Series I/JAGJX)	$62	0.61%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Ultra Short Term Bond Trust (Series I/JAGJX) returned 4.29% for the year ended December 31, 2025. The fixed income market delivered broad gains in 2025 as attractive yields, tighter credit spreads, and strong performance across U.S. and emerging market sectors supported returns. The U.S. Federal Reserve’s three late-year rate cuts contributed to a steepening yield curve, lowering short-term yields while longer maturities rose amid fiscal and tariff related volatility, further boosting bond performance.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The fund was well positioned for a steepening of the yield curve which occurred during the period. Interest payments were significant contributors to return.
Fixed income securities | Investment-grade corporate bonds were meaningful contributors to absolute performance.

TOP PERFORMANCE DETRACTORS
No detractors | At a time of broadly positive performance for the world financial markets, no asset categories detracted from absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Ultra Short Term Bond Trust (Series I/JAGJX)	4.29%	2.48%	1.95%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
ICE BofA 6-Month U.S. Treasury Bill Index	4.28%	3.22%	2.32%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$201,338,285
Total number of portfolio holdings	200
Total advisory fees paid (net)	$1,063,534
Portfolio turnover rate	64%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	55.0%
Asset-backed securities	23.0%
U.S. Government Agency	0.4%
Collateralized mortgage obligations – U.S. Government Agency	0.1%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	21.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

ULST-A-I

12/25

2/26

Ultra Short Term Bond Trust
John Hancock Variable Insurance Trust
Ultra Short Term Bond Trust
Series II/JAGEX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Ultra Short Term Bond Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Term Bond Trust (Series II/JAGEX)	$83	0.81%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Ultra Short Term Bond Trust (Series II/JAGEX) returned 4.02% for the year ended December 31, 2025. The fixed income market delivered broad gains in 2025 as attractive yields, tighter credit spreads, and strong performance across U.S. and emerging market sectors supported returns. The U.S. Federal Reserve’s three late-year rate cuts contributed to a steepening yield curve, lowering short-term yields while longer maturities rose amid fiscal and tariff related volatility, further boosting bond performance.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The fund was well positioned for a steepening of the yield curve which occurred during the period. Interest payments were significant contributors to return.
Fixed income securities | Investment-grade corporate bonds were meaningful contributors to absolute performance.

TOP PERFORMANCE DETRACTORS
No detractors | At a time of broadly positive performance for the world financial markets, no asset categories detracted from absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Ultra Short Term Bond Trust (Series II/JAGEX)	4.02%	2.27%	1.75%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
ICE BofA 6-Month U.S. Treasury Bill Index	4.28%	3.22%	2.32%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$201,338,285
Total number of portfolio holdings	200
Total advisory fees paid (net)	$1,063,534
Portfolio turnover rate	64%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	55.0%
Asset-backed securities	23.0%
U.S. Government Agency	0.4%
Collateralized mortgage obligations – U.S. Government Agency	0.1%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	21.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

ULST-A-II

12/25

2/26

Ultra Short Term Bond Trust
John Hancock Variable Insurance Trust
Ultra Short Term Bond Trust
Series NAV/JAGFX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Ultra Short Term Bond Trust (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Term Bond Trust (Series NAV/JAGFX)	$57	0.56%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Ultra Short Term Bond Trust (Series NAV/JAGFX) returned 4.34% for the year ended December 31, 2025. The fixed income market delivered broad gains in 2025 as attractive yields, tighter credit spreads, and strong performance across U.S. and emerging market sectors supported returns. The U.S. Federal Reserve’s three late-year rate cuts contributed to a steepening yield curve, lowering short-term yields while longer maturities rose amid fiscal and tariff related volatility, further boosting bond performance.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The fund was well positioned for a steepening of the yield curve which occurred during the period. Interest payments were significant contributors to return.
Fixed income securities | Investment-grade corporate bonds were meaningful contributors to absolute performance.

TOP PERFORMANCE DETRACTORS
No detractors | At a time of broadly positive performance for the world financial markets, no asset categories detracted from absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Ultra Short Term Bond Trust (Series NAV/JAGFX)	4.34%	2.52%	2.01%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
ICE BofA 6-Month U.S. Treasury Bill Index	4.28%	3.22%	2.32%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$201,338,285
Total number of portfolio holdings	200
Total advisory fees paid (net)	$1,063,534
Portfolio turnover rate	64%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	55.0%
Asset-backed securities	23.0%
U.S. Government Agency	0.4%
Collateralized mortgage obligations – U.S. Government Agency	0.1%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	21.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

ULST-A-NAV

12/25

2/26

Ultra Short Term Bond Trust

ITEM 2. CODE OF ETHICS.

As of the end of the year, December 31, 2025, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke and William K. Bacic are audit committee financial experts and are "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $703,306 and $691,795 for the fiscal years ended December 31, 2025 and December 31, 2024, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was a software licensing fee. Amounts billed to the registrant were $130 and $0 for fiscal years ended December 31, 2025 and December 31, 2024, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $42,875 and $42,875 for the fiscal years ended December 31, 2025 and December 31, 2024, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $0 and $0 for the fiscal years ended December 31, 2025 and December 31, 2024, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended December 31, 2025, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $1,357,667 for the fiscal year ended December 31, 2025 and $910,379 for the fiscal year ended December 31, 2024.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham - retired effective December 31, 2025

William K. Bacic

Thomas R. Wright - effective January 1, 2026

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended December 31, 2025 for the following funds:

John Hancock Variable Insurance Trust - Bond Trusts

  John Hancock Active Bond Trust

  John Hancock Core Bond Trust

  John Hancock High Yield Trust

  John Hancock Investment Quality Bond Trust

  John Hancock Money Market Trust

  John Hancock Opportunistic Fixed Income Trust

  John Hancock Select Bond Trust

  John Hancock Short Term Government Income Trust

  John Hancock Strategic Income Opportunities Trust

  John Hancock Total Bond Market Trust

  John Hancock Ultra Short Term Bond Trust

JOHN HANCOCK
Variable Insurance Trust

Bond Trusts
Annual Financial Statements & Other N-CSR Items
December 31, 2025

John Hancock Variable Insurance Trust
Annual Financial Statements & Other N-CSR Items — Table of contents

Portfolio	Portfolio of investments
Active Bond Trust	3
Core Bond Trust	18
High Yield Trust	31
Investment Quality Bond Trust	39
Money Market Trust	54
Opportunistic Fixed Income Trust	55
Portfolio	Portfolio of investments
Select Bond Trust	80
Short Term Government Income Trust	92
Strategic Income Opportunities Trust	94
Total Bond Market Trust	104
Ultra Short Term Bond Trust	116

2

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Active Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 50.4%
U.S. Government – 14.0%
U.S. Treasury Bonds
1.250%, 05/15/2050	$2,000,000	$957,344
1.375%, 08/15/2050	14,529,000	7,143,614
1.625%, 11/15/2050	15,489,000	8,131,725
1.875%, 02/15/2041	3,702,000	2,586,194
2.000%, 02/15/2050 to 08/15/2051	10,049,000	5,887,231
2.500%, 02/15/2045	4,687,000	3,319,348
3.000%, 02/15/2047	1,329,000	1,000,540
3.375%, 11/15/2048	2,434,000	1,925,807
4.750%, 08/15/2055	11,022,000	10,835,990
4.875%, 08/15/2045	5,840,000	5,896,575
U.S. Treasury Notes
1.625%, 05/15/2031	1,590,000	1,424,479
3.500%, 11/30/2030	2,733,000	2,705,457
3.625%, 12/31/2030	8,522,000	8,481,387
3.875%, 12/31/2032 to 08/15/2033	5,409,000	5,364,899
4.000%, 11/15/2035	10,302,000	10,153,909
4.250%, 06/30/2031	3,073,000	3,142,623
		78,957,122
U.S. Government Agency – 36.4%
Federal Home Loan Mortgage Corp.
2.000%, 06/01/2036	547,198	508,424
2.500%, 08/01/2051 to 12/01/2051	1,414,230	1,217,005
3.000%, 03/01/2043 to 08/01/2052	6,791,081	6,139,094
3.500%, 10/01/2046 to 07/01/2052	14,454,096	13,530,290
4.000%, 01/01/2041 to 01/01/2054	10,461,920	10,020,020
4.500%, 12/01/2037 to 02/01/2054	17,205,522	16,971,264
5.000%, 08/01/2052 to 12/01/2054	15,831,599	15,928,879
5.500%, 04/01/2053 to 09/01/2055	8,477,134	8,697,021
Federal National Mortgage Association
2.000%, 04/01/2037 to 12/01/2050	2,848,068	2,397,255
2.500%, 01/01/2036 to 03/01/2052	11,928,719	10,414,900
3.000%, 01/01/2043 to 05/01/2052	28,383,874	25,491,825
3.500%, 06/01/2042 to 08/01/2053	24,546,472	22,958,127
4.000%, 09/01/2041 to 09/01/2053	24,830,050	23,830,491
4.500%, 11/01/2037 to 08/01/2053	18,074,975	17,822,201
5.000%, 12/01/2034 to 12/01/2054	18,722,200	18,863,500
5.500%, 09/01/2034 to 09/01/2055	9,697,222	9,929,880
6.355%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.605%), 08/01/2034 (A)	18,567	19,068
6.622%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 2.122%), 07/01/2033 (A)	8,605	8,838
7.000%, 09/01/2031 to 01/01/2032	30,451	32,025
7.500%, 09/01/2029 to 05/01/2031	4,398	4,612
Government National Mortgage Association
4.000%, 02/15/2041	569,654	553,432
6.000%, 03/15/2033 to 06/15/2033	52,378	54,531
6.500%, 09/15/2028 to 08/15/2031	4,850	5,029
7.000%, 04/15/2029	6,822	6,964
8.000%, 10/15/2026	1,480	1,486
		205,406,161
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $295,138,735)		$284,363,283
CORPORATE BONDS – 37.3%
Communication services – 2.7%
AT&T, Inc.
2.750%, 06/01/2031	1,047,000	961,557
4.500%, 05/15/2035	324,000	311,227
Cable One, Inc. 4.000%, 11/15/2030 (B)(C)	287,000	221,257
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
CCO Holdings LLC
4.250%, 02/01/2031 (B)	$324,000	$297,707
4.500%, 05/01/2032	218,000	195,663
7.375%, 03/01/2031 (B)	264,000	269,409
Charter Communications Operating LLC 6.384%, 10/23/2035	941,000	971,164
Cipher Compute LLC 7.125%, 11/15/2030 (B)	181,000	184,345
GCI LLC 4.750%, 10/15/2028 (B)	486,000	473,980
Gray Media, Inc. 10.500%, 07/15/2029 (B)	405,000	435,513
IHS Holding, Ltd.
7.875%, 05/29/2030 (B)	341,000	351,230
8.250%, 11/29/2031 (B)	542,000	565,330
Iliad Holding SAS
7.000%, 04/15/2032 (B)	465,000	479,254
8.500%, 04/15/2031 (B)	200,000	215,250
Level 3 Financing, Inc. 6.875%, 06/30/2033 (B)	655,000	670,247
Meta Platforms, Inc.
4.200%, 11/15/2030	622,000	623,314
4.600%, 11/15/2032	414,000	417,328
5.625%, 11/15/2055	240,000	230,345
Millicom International Cellular SA
6.250%, 03/25/2029 (B)	304,200	306,960
7.375%, 04/02/2032 (B)	200,000	207,845
News Corp.
3.875%, 05/15/2029 (B)	403,000	391,017
5.125%, 02/15/2032 (B)	225,000	221,780
NTT Finance Corp. 5.171%, 07/16/2032 (B)	358,000	367,320
Paramount Global
4.200%, 05/19/2032	190,000	171,667
4.375%, 03/15/2043	300,000	208,667
4.950%, 05/19/2050	689,000	482,493
ROBLOX Corp. 3.875%, 05/01/2030 (B)	740,000	707,497
Sirius XM Radio LLC 4.000%, 07/15/2028 (B)	148,000	144,680
T-Mobile USA, Inc. 3.875%, 04/15/2030	1,654,000	1,626,502
Verizon Communications, Inc. 2.550%, 03/21/2031	647,000	590,836
Vodafone Group PLC 7.000%, (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%), 04/04/2079	452,000	478,809
WarnerMedia Holdings, Inc.
4.279%, 03/15/2032	294,000	258,079
5.050%, 03/15/2042	589,000	414,509
Windstream Services LLC 8.250%, 10/01/2031 (B)	218,000	228,850
WMG Acquisition Corp. 3.875%, 07/15/2030 (B)	362,000	347,201
		15,028,832
Consumer discretionary – 3.6%
Acushnet Company 5.625%, 12/01/2033 (B)	96,000	97,079
Asbury Automotive Group, Inc.
4.625%, 11/15/2029 (B)	128,000	125,843
4.750%, 03/01/2030	344,000	339,113
Brightstar Lottery PLC 5.750%, 01/15/2033 (B)	372,000	369,335

The accompanying notes are an integral part of the financial statements.	3

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Brookfield Residential Properties, Inc. 5.000%, 06/15/2029 (B)	$94,000	$90,928
Carnival Corp.
5.125%, 05/01/2029 (B)	419,000	423,646
5.750%, 08/01/2032 (B)	1,127,000	1,156,619
5.875%, 06/15/2031 (B)	456,000	471,004
Century Communities, Inc. 3.875%, 08/15/2029 (B)	189,000	179,703
Dealer Tire LLC 8.000%, 02/01/2028 (B)	280,000	280,222
Flutter Treasury DAC 5.875%, 06/04/2031 (B)	200,000	202,780
Ford Motor Credit Company LLC
4.000%, 11/13/2030	1,176,000	1,109,784
5.113%, 05/03/2029	728,000	729,124
5.800%, 03/08/2029	337,000	344,328
6.125%, 03/08/2034	1,195,000	1,214,433
General Motors Financial Company, Inc.
3.600%, 06/21/2030	1,451,000	1,397,692
5.950%, 04/04/2034	1,423,000	1,489,278
Global Auto Holdings, Ltd.
8.750%, 01/15/2032 (B)	689,000	661,543
11.500%, 08/15/2029 (B)	315,000	329,866
Hilton Domestic Operating Company, Inc. 5.500%, 03/31/2034 (B)	290,000	291,992
Hilton Grand Vacations Borrower LLC 6.625%, 01/15/2032 (B)	401,000	411,020
KB Home 4.000%, 06/15/2031	215,000	203,609
Lithia Motors, Inc.
3.875%, 06/01/2029 (B)	176,000	170,179
4.375%, 01/15/2031 (B)	341,000	327,729
5.500%, 10/01/2030 (B)	306,000	307,215
Macy's Retail Holdings LLC
5.875%, 03/15/2030 (B)	182,000	182,922
6.125%, 03/15/2032 (B)	213,000	215,583
7.375%, 08/01/2033 (B)	372,000	394,304
Marriott Ownership Resorts, Inc. 6.500%, 10/01/2033 (B)	373,000	357,821
MercadoLibre, Inc. 4.900%, 01/15/2033	365,000	361,382
MGM Resorts International 4.750%, 10/15/2028	402,000	401,034
Midwest Gaming Borrower LLC 4.875%, 05/01/2029 (B)	496,000	487,882
NCL Corp., Ltd.
5.875%, 01/15/2031 (B)	249,000	248,058
6.250%, 09/15/2033 (B)	230,000	229,903
6.750%, 02/01/2032 (B)	384,000	393,186
Rakuten Group, Inc. 9.750%, 04/15/2029 (B)	348,000	389,224
Rivers Enterprise Borrower LLC 6.625%, 02/01/2033 (B)	334,000	341,463
Rivers Enterprise Lender LLC 6.250%, 10/15/2030 (B)	105,000	107,177
Royal Caribbean Cruises, Ltd. 5.375%, 01/15/2036	198,000	198,829
S&S Holdings LLC 8.375%, 10/01/2031 (B)	426,000	408,205
Taylor Morrison Communities, Inc. 5.750%, 11/15/2032 (B)	79,000	81,282
The Michaels Companies, Inc.
5.250%, 05/01/2028 (B)	449,000	431,650
7.875%, 05/01/2029 (B)	229,000	211,389
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
TopBuild Corp. 5.625%, 01/31/2034 (B)	$380,000	$384,403
Travel + Leisure Company
4.625%, 03/01/2030 (B)	101,000	98,481
6.125%, 09/01/2033 (B)	439,000	445,607
Under Armour, Inc. 7.250%, 07/15/2030 (B)	101,000	101,098
Valvoline, Inc. 3.625%, 06/15/2031 (B)	310,000	284,859
Viking Cruises, Ltd. 5.875%, 10/15/2033 (B)	447,000	453,912
Wayfair LLC 6.750%, 11/15/2032 (B)	224,000	230,290
		20,164,008
Consumer staples – 0.7%
Albertsons Companies, Inc. 5.750%, 03/31/2034 (B)	311,000	312,258
Froneri Lux FinCo SARL 6.000%, 08/01/2032 (B)	200,000	202,730
JBS USA Lux SA
3.625%, 01/15/2032	527,000	493,152
5.750%, 04/01/2033	466,000	486,836
5.950%, 04/20/2035 (B)	133,000	139,848
MARB BondCo PLC 3.950%, 01/29/2031 (B)	712,000	645,159
Mars, Inc. 5.000%, 03/01/2032 (B)	323,000	332,930
NBM US Holdings, Inc. 6.625%, 08/06/2029 (B)	448,000	452,928
Pilgrim's Pride Corp. 6.250%, 07/01/2033	671,000	717,306
		3,783,147
Energy – 5.3%
Aker BP ASA
3.750%, 01/15/2030 (B)	150,000	145,075
4.000%, 01/15/2031 (B)	289,000	278,969
Antero Midstream Partners LP
5.750%, 10/15/2033 (B)	374,000	376,259
5.750%, 07/01/2034 (B)	428,000	431,236
6.625%, 02/01/2032 (B)	446,000	461,648
Ascent Resources Utica Holdings LLC
5.875%, 06/30/2029 (B)	433,000	434,136
6.625%, 10/15/2032 (B)	145,000	149,729
6.625%, 07/15/2033 (B)	172,000	178,028
Blue Racer Midstream LLC 7.250%, 07/15/2032 (B)	430,000	456,347
Cheniere Energy Partners LP
5.550%, 10/30/2035 (B)	267,000	272,975
5.950%, 06/30/2033	558,000	591,688
Columbia Pipelines Holding Company LLC
4.999%, 11/17/2032 (B)	378,000	377,966
5.681%, 01/15/2034 (B)	721,000	742,867
Columbia Pipelines Operating Company LLC 6.036%, 11/15/2033 (B)	447,000	478,495
Comstock Resources, Inc. 5.875%, 01/15/2030 (B)	226,000	219,820
Continental Resources, Inc.
2.875%, 04/01/2032 (B)	330,000	287,985
5.750%, 01/15/2031 (B)	499,000	511,667
Devon Energy Corp. 5.200%, 09/15/2034	223,000	222,017
DT Midstream, Inc.
4.375%, 06/15/2031 (B)	954,000	934,006

The accompanying notes are an integral part of the financial statements.	4

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
DT Midstream, Inc. (continued)
5.800%, 12/15/2034 (B)	$214,000	$222,088
Enbridge, Inc.
5.500%, (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680% to 7-15-47, then 3 month CME Term SOFR + 4.430%), 07/15/2077	507,000	502,378
5.750%, (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%), 07/15/2080	629,000	634,976
6.250%, (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%), 03/01/2078	490,000	495,561
8.500%, (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%), 01/15/2084	171,000	196,080
Energean Israel Finance, Ltd.
5.375%, 03/30/2028 (B)	151,000	148,925
5.875%, 03/30/2031 (B)	260,000	251,188
Energy Transfer LP
5.600%, 09/01/2034	305,000	313,880
6.500%, (6.500% to 11-15-26, then 5 Year CMT + 5.694%), 11/15/2026 (D)	964,000	968,245
6.500%, (6.500% to 2-15-31, then 5 Year CMT + 2.676%), 02/15/2056	298,000	297,014
6.750%, (6.750% to 2-15-36, then 5 Year CMT + 2.475%), 02/15/2056	518,000	519,978
7.125%, (7.125% to 5-15-30, then 5 Year CMT + 5.306%), 05/15/2030 (D)	761,000	779,228
Enterprise Products Operating LLC 5.250%, (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%), 08/16/2077	909,000	907,444
EQT Corp. 7.500%, 06/01/2030	115,000	126,496
Expand Energy Corp. 4.750%, 02/01/2032	406,000	400,522
Genesis Energy LP
7.875%, 05/15/2032	238,000	248,094
8.000%, 05/15/2033	270,000	280,288
Global Partners LP
7.125%, 07/01/2033 (B)	78,000	79,423
8.250%, 01/15/2032 (B)	212,000	223,295
Gulfstream Natural Gas System LLC 5.600%, 07/23/2035 (B)	223,000	228,556
Hess Midstream Operations LP 6.500%, 06/01/2029 (B)	105,000	108,434
Howard Midstream Energy Partners LLC
6.625%, 01/15/2034 (B)	220,000	226,014
7.375%, 07/15/2032 (B)	64,000	67,531
Leviathan Bond, Ltd.
6.500%, 06/30/2027 (B)	666,000	669,842
6.750%, 06/30/2030 (B)	113,000	114,991
Long Ridge Energy LLC 8.750%, 02/15/2032 (B)	336,000	357,652
MPLX LP
4.950%, 09/01/2032	289,000	290,952
5.000%, 03/01/2033	355,000	356,668
Occidental Petroleum Corp.
5.375%, 01/01/2032	229,000	234,496
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Occidental Petroleum Corp. (continued)
6.450%, 09/15/2036	$563,000	$600,003
6.625%, 09/01/2030	625,000	672,853
Ovintiv, Inc.
6.250%, 07/15/2033	265,000	281,091
7.200%, 11/01/2031	55,000	60,719
Plains All American Pipeline LP 4.700%, 01/15/2031	196,000	197,105
Repsol E&P Capital Markets US LLC 5.204%, 09/16/2030 (B)	200,000	202,830
Sabine Pass Liquefaction LLC 4.500%, 05/15/2030	817,000	820,308
Sunoco LP
4.500%, 10/01/2029 (B)	376,000	366,471
4.500%, 04/30/2030	569,000	555,643
4.625%, 05/01/2030 (B)	214,000	207,896
5.625%, 03/15/2031 (B)	197,000	198,443
5.875%, 03/15/2034 (B)	345,000	344,969
6.250%, 07/01/2033 (B)	219,000	224,326
7.250%, 05/01/2032 (B)	324,000	342,577
7.875%, (7.875% to 9-18-30, then 5 Year CMT + 4.230%), 09/18/2030 (B)(D)	593,000	609,174
Targa Resources Corp.
5.500%, 02/15/2035	330,000	338,036
6.150%, 03/01/2029	299,000	314,761
Targa Resources Partners LP 4.000%, 01/15/2032	523,000	499,044
Var Energi ASA
5.875%, 05/22/2030 (B)	783,000	815,034
8.000%, 11/15/2032 (B)	1,043,000	1,193,708
Venture Global LNG, Inc.
7.000%, 01/15/2030 (B)(C)	315,000	303,165
9.000%, (9.000% to 9-30-29, then 5 Year CMT + 5.440%), 09/30/2029 (B)(D)	988,000	780,254
9.500%, 02/01/2029 (B)	538,000	557,625
Viper Energy Partners LLC 4.900%, 08/01/2030	390,000	394,473
Western Midstream Operating LP
4.050%, 02/01/2030	496,000	485,921
5.450%, 11/15/2034	285,000	287,043
Whistler Pipeline LLC
5.400%, 09/30/2029 (B)	228,000	235,040
5.700%, 09/30/2031 (B)	230,000	238,695
		29,928,359
Financials – 12.4%
Ally Financial, Inc.
5.548%, (5.548% to 7-31-32, then Overnight SOFR + 1.780%), 07/31/2033	543,000	546,975
5.737%, (5.737% to 5-15-28, then SOFR Compouned Index + 1.960%), 05/15/2029	256,000	262,500
6.184%, (6.184% to 7-26-34, then Overnight SOFR + 2.290%), 07/26/2035	358,000	371,031
8.000%, 11/01/2031	467,000	530,048
Ambac Assurance Corp. 5.100%, 01/14/2026 (B)(D)	131	171
Apollo Debt Solutions BDC
6.700%, 07/29/2031	426,000	449,511
6.900%, 04/13/2029	767,000	804,222
Ares Strategic Income Fund
5.150%, 01/15/2031 (B)	564,000	553,467

The accompanying notes are an integral part of the financial statements.	5

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Ares Strategic Income Fund (continued)
5.450%, 09/09/2028 (B)	$245,000	$247,048
5.600%, 02/15/2030	408,000	409,806
5.700%, 03/15/2028	82,000	83,075
5.800%, 09/09/2030 (B)	506,000	510,899
6.200%, 03/21/2032	355,000	364,061
6.350%, 08/15/2029	151,000	155,376
Athene Global Funding
4.721%, 10/08/2029 (B)	328,000	328,021
5.322%, 11/13/2031 (B)	330,000	334,563
Athene Holding, Ltd.
3.500%, 01/15/2031	141,000	133,217
6.625%, (6.625% to 10-15-34, then 5 Year CMT + 2.607%), 10/15/2054	228,000	227,568
Atlas Warehouse Lending Company LP 6.250%, 01/15/2030 (B)	267,000	281,103
Banco Santander SA
4.551%, 11/06/2030	600,000	600,636
9.625%, (9.625% to 11-21-33, then 5 Year CMT + 5.298%), 05/21/2033 (D)	613,000	738,011
Bank of America Corp.
2.592%, (2.592% to 4-29-30, then Overnight SOFR + 2.150%), 04/29/2031	792,000	737,970
2.687%, (2.687% to 4-22-31, then Overnight SOFR + 1.320%), 04/22/2032	1,431,000	1,313,163
4.571%, (4.571% to 4-27-32, then Overnight SOFR + 1.830%), 04/27/2033	477,000	475,831
5.425%, (5.425% to 8-15-34, then Overnight SOFR + 1.913%), 08/15/2035	1,261,000	1,289,657
5.518%, (5.518% to 10-25-34, then Overnight SOFR + 1.738%), 10/25/2035	168,000	172,069
6.625%, (6.625% to 5-1-30, then 5 Year CMT + 2.684%), 05/01/2030 (D)	818,000	852,316
Bank of Montreal 7.700%, (7.700% to 5-26-29, then 5 Year CMT + 3.452%), 05/26/2084	717,000	761,245
Barclays PLC
5.367%, (5.367% to 2-25-30, then Overnight SOFR + 1.230%), 02/25/2031	488,000	504,382
8.000%, (8.000% to 9-15-29, then 5 Year CMT + 5.431%), 03/15/2029 (D)	568,000	606,040
Blackstone Private Credit Fund
5.050%, 09/10/2030	465,000	457,931
5.250%, 04/01/2030	423,000	419,850
5.950%, 07/16/2029	310,000	316,287
7.300%, 11/27/2028	304,000	322,461
Block, Inc.
5.625%, 08/15/2030 (B)	162,000	165,292
6.000%, 08/15/2033 (B)	210,000	215,588
BNP Paribas SA
5.497%, (5.497% to 5-20-29, then Overnight SOFR + 1.590%), 05/20/2030 (B)	667,000	689,985
9.250%, (9.250% to 11-17-27, then 5 Year CMT + 4.969%), 11/17/2027 (B)(D)	200,000	213,336
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
BPCE SA 5.936%, (5.936% to 5-30-24, then Overnight SOFR + 1.850%), 05/30/2035 (B)	$430,000	$448,432
Brookfield Finance, Inc. 6.300%, (6.300% to 10-15-34, then 5 Year CMT + 2.076%), 01/15/2055	428,000	424,083
Citigroup, Inc.
6.174%, (6.174% to 5-25-33, then Overnight SOFR + 2.661%), 05/25/2034	643,000	682,857
6.625%, (6.625% to 2-15-31, then 5 Year CMT + 3.001%), 02/15/2031 (D)	414,000	420,737
Citizens Financial Group, Inc.
3.250%, 04/30/2030	100,000	95,447
5.253%, (5.253% to 3-5-30, then Overnight SOFR + 1.259%), 03/05/2031	347,000	356,559
5.718%, (5.718% to 7-23-31, then Overnight SOFR + 1.910%), 07/23/2032	893,000	936,229
CNO Financial Group, Inc.
5.250%, 05/30/2029	651,000	660,425
6.450%, 06/15/2034	286,000	302,571
CNO Global Funding 4.700%, 12/11/2030 (B)	208,000	208,267
Comerica, Inc. 5.982%, (5.982% to 1-30-29, then Overnight SOFR + 2.155%), 01/30/2030	305,000	318,181
Credit Agricole SA
3.250%, 01/14/2030 (B)	932,000	885,898
5.862%, (5.862% to 1-9-35, then Overnight SOFR + 1.740%), 01/09/2036 (B)	541,000	570,655
6.316%, (6.316% to 10-3-28, then Overnight SOFR + 1.860%), 10/03/2029 (B)	646,000	680,842
Danske Bank A/S 5.019%, (5.019% to 3-4-30, then 1 Year CMT + 0.930%), 03/04/2031 (B)	564,000	575,985
Deutsche Bank AG
3.742%, (3.742% to 1-7-32, then Overnight SOFR + 2.257%), 01/07/2033	703,000	652,984
4.469%, (4.469% to 12-10-30, then Overnight SOFR + 1.100%), 12/10/2031	169,000	168,425
5.297%, (5.297% to 5-9-30, then Overnight SOFR + 1.720%), 05/09/2031	366,000	374,991
6.819%, (6.819% to 11-20-28, then Overnight SOFR + 2.510%), 11/20/2029	410,000	437,180
Enact Holdings, Inc. 6.250%, 05/28/2029	570,000	596,557
F&G Annuities & Life, Inc.
6.250%, 10/04/2034	149,000	151,573
6.500%, 06/04/2029	223,000	232,317
Fifth Third Bancorp
4.772%, (4.772% to 7-28-29, then SOFR Compounded Index + 2.127%), 07/28/2030	226,000	228,708

The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Fifth Third Bancorp (continued)
5.631%, (5.631% to 1-29-31, then Overnight SOFR + 1.840%), 01/29/2032	$343,000	$360,008
6.967%, (3 month CME Term SOFR + 3.295%), 01/30/2026 (A)(D)	355,000	355,702
First Citizens BancShares, Inc.
5.231%, (5.231% to 3-12-30, then Overnight SOFR + 1.410%), 03/12/2031	539,000	547,197
5.600%, (5.600% to 9-5-30, then 5 Year CMT + 1.850%), 09/05/2035	513,000	512,108
7.000%, (7.000% to 12-15-30, then 5 Year CMT + 3.301%), 12/15/2030 (D)	347,000	354,800
First Horizon Corp. 5.514%, (5.514% to 3-7-30, then Overnight SOFR + 1.766%), 03/07/2031	323,000	333,658
Freedom Mortgage Holdings LLC
6.875%, 05/01/2031 (B)	432,000	432,260
7.875%, 04/01/2033 (B)	208,000	215,397
GA Global Funding Trust
4.500%, 09/18/2030 (B)	608,000	600,738
5.200%, 12/09/2031 (B)	378,000	383,644
Global Atlantic Financial Company 7.950%, (7.950% to 7-15-29, then 5 Year CMT + 3.608%), 10/15/2054 (B)	162,000	167,261
HPS Corporate Lending Fund 5.950%, 04/14/2032	398,000	403,724
Huntington Bancshares, Inc.
5.272%, (5.272% to 1-15-30, then Overnight SOFR + 1.276%), 01/15/2031	330,000	339,554
6.141%, (6.141% to 11-18-34, then 5 Year CMT + 1.700%), 11/18/2039	169,000	176,109
6.208%, (6.208% to 8-21-28, then Overnight SOFR + 2.020%), 08/21/2029	249,000	261,152
6.250%, (6.250% to 10-15-30, then 5 Year CMT + 2.653%), 10/15/2030 (D)	246,000	246,208
ING Groep NV 6.114%, (6.114% to 9-11-33, then Overnight SOFR + 2.090%), 09/11/2034	200,000	216,088
ION Platform Finance US, Inc. 7.875%, 09/30/2032 (B)	356,000	337,793
Jefferies Financial Group, Inc. 6.200%, 04/14/2034	470,000	496,036
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then Overnight SOFR + 2.040%), 04/22/2031	401,000	373,542
4.603%, (4.603% to 10-22-29, then Overnight SOFR + 1.040%), 10/22/2030	586,000	594,228
4.995%, (4.995% to 7-22-29, then Overnight SOFR + 1.125%), 07/22/2030	582,000	597,502
5.012%, (5.012% to 1-23-29, then Overnight SOFR + 1.310%), 01/23/2030	568,000	582,030
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (continued)
5.294%, (5.294% to 7-22-34, then Overnight SOFR + 1.460%), 07/22/2035	$817,000	$842,884
5.502%, (5.502% to 1-24-35, then Overnight SOFR + 1.315%), 01/24/2036	520,000	543,462
5.576%, (5.576% to 7-23-35, then Overnight SOFR + 1.635%), 07/23/2036	1,358,000	1,404,782
5.581%, (5.581% to 4-22-29, then Overnight SOFR + 1.160%), 04/22/2030	400,000	417,291
KeyCorp
5.121%, (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%), 04/04/2031	556,000	571,020
6.401%, (6.401% to 3-6-34, then SOFR Compounded Index + 2.420%), 03/06/2035	198,000	215,067
Lazard Group LLC 4.375%, 03/11/2029	552,000	553,050
Liberty Mutual Group, Inc. 4.125%, (4.125% to 12-15-26, then 5 Year CMT + 3.315%), 12/15/2051 (B)	203,000	200,167
Lloyds Banking Group PLC
6.068%, (6.068% to 6-13-35, then 1 Year CMT + 1.600%), 06/13/2036	228,000	239,743
6.625%, (6.625% to 9-27-35, then 5 Year CMT + 2.681%), 09/27/2035 (D)	378,000	377,374
6.750%, (6.750% to 9-27-31, then 5 Year CMT + 3.150%), 09/27/2031 (D)	228,000	236,148
M&T Bank Corp.
5.125%, (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%), 11/01/2026 (D)	116,000	115,796
5.179%, (5.179% to 7-8-30, then Overnight SOFR + 1.400%), 07/08/2031	275,000	282,322
5.385%, (5.385% to 1-16-35, then Overnight SOFR + 1.610%), 01/16/2036	434,000	441,010
5.400%, (5.400% to 7-30-30, then 5 Year CMT + 1.430%), 07/30/2035	494,000	498,873
Macquarie Bank, Ltd. 3.624%, 06/03/2030 (B)	307,000	293,671
MassMutual Global Funding II 4.350%, 09/17/2031 (B)	456,000	451,697
MetLife, Inc. 6.400%, (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%), 12/15/2036	556,000	583,348
Morgan Stanley
2.239%, (2.239% to 7-21-31, then Overnight SOFR + 1.178%), 07/21/2032	203,000	180,383
2.484%, (2.484% to 9-16-31, then Overnight SOFR + 1.360%), 09/16/2036	796,000	699,933
5.173%, (5.173% to 1-16-29, then Overnight SOFR + 1.450%), 01/16/2030	875,000	898,246

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (continued)
5.320%, (5.320% to 7-19-34, then Overnight SOFR + 1.555%), 07/19/2035	$700,000	$720,581
MSCI, Inc. 3.625%, 11/01/2031 (B)	652,000	612,080
NatWest Group PLC
7.300%, (7.300% to 5-19-35, then 5 Year CMT + 2.937%), 11/19/2034 (D)	498,000	528,283
8.125%, (8.125% to 5-10-34, then 5 Year CMT + 3.752%), 11/10/2033 (D)	383,000	430,929
NMI Holdings, Inc. 6.000%, 08/15/2029	223,000	230,912
OneMain Finance Corp. 6.125%, 05/15/2030	520,000	530,185
PHH Escrow Issuer LLC 9.875%, 11/01/2029 (B)	188,000	195,103
Popular, Inc. 7.250%, 03/13/2028	466,000	491,080
Radian Group, Inc. 6.200%, 05/15/2029	223,000	233,779
Regions Financial Corp.
5.502%, (5.502% to 9-6-34, then Overnight SOFR + 2.060%), 09/06/2035	1,035,000	1,066,098
5.722%, (5.722% to 6-6-29, then Overnight SOFR + 1.490%), 06/06/2030	234,000	243,951
Reinsurance Group of America, Inc. 6.650%, (6.650% to 9-15-35, then 5 Year CMT + 2.392%), 09/15/2055	447,000	461,884
Rocket Companies, Inc. 6.375%, 08/01/2033 (B)	130,000	135,540
Royal Bank of Canada 6.500%, (6.500% to 11-24-35, then 5 Year CMT + 2.462%), 11/24/2085	793,000	789,771
Sixth Street Lending Partners
5.750%, 01/15/2030	248,000	251,311
6.125%, 07/15/2030	190,000	195,007
Societe Generale SA 5.375%, (5.375% to 11-18-30, then 5 Year CMT + 4.514%), 11/18/2030 (B)(D)	431,000	411,966
Starwood Property Trust, Inc. 6.000%, 04/15/2030 (B)	326,000	334,607
Stonebriar ABF Issuer LLC 8.125%, 12/15/2030 (B)	421,000	433,293
Synovus Bank 5.957%, (5.957% to 1-15-31, then 5 Year CMT + 2.300%), 01/15/2036	250,000	251,387
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (B)	629,000	516,247
The Bank of New York Mellon Corp. 4.942%, (4.942% to 2-11-30, then Overnight SOFR + 0.887%), 02/11/2031	330,000	339,337
The Goldman Sachs Group, Inc.
2.615%, (2.615% to 4-22-31, then Overnight SOFR + 1.281%), 04/22/2032	1,523,000	1,388,691
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc. (continued)
2.650%, (2.650% to 10-21-31, then Overnight SOFR + 1.264%), 10/21/2032	$539,000	$486,515
The PNC Financial Services Group, Inc.
4.812%, (4.812% to 10-21-31, then Overnight SOFR + 1.259%), 10/21/2032	560,000	569,898
5.575%, (5.575% to 1-29-35, then Overnight SOFR + 1.394%), 01/29/2036	378,000	394,111
5.939%, (5.939% to 8-18-33, then Overnight SOFR + 1.946%), 08/18/2034	377,000	404,740
6.250%, (6.250% to 3-15-30, then 7 Year CMT + 2.808%), 03/15/2030 (D)	440,000	454,250
TrueNoord Capital DAC 8.750%, 03/01/2030 (B)	235,000	248,215
Truist Financial Corp.
5.153%, (5.153% to 8-5-31, then Overnight SOFR + 1.571%), 08/05/2032	560,000	578,116
5.867%, (5.867% to 6-8-33, then Overnight SOFR + 2.361%), 06/08/2034	1,200,000	1,276,914
6.123%, (6.123% to 10-28-32, then Overnight SOFR + 2.300%), 10/28/2033	379,000	409,514
U.S. Bancorp
4.839%, (4.839% to 2-1-33, then Overnight SOFR + 1.600%), 02/01/2034	655,000	659,813
5.083%, (5.083% to 5-15-30, then Overnight SOFR + 1.296%), 05/15/2031	390,000	402,009
5.384%, (5.384% to 1-23-29, then Overnight SOFR + 1.560%), 01/23/2030	364,000	376,990
5.836%, (5.836% to 6-10-33, then Overnight SOFR + 2.260%), 06/12/2034	604,000	644,402
UBS Group AG
5.428%, (5.428% to 2-8-29, then 1 Year CMT + 1.520%), 02/08/2030 (B)	452,000	467,469
6.301%, (6.301% to 9-22-33, then 1 Year CMT + 2.000%), 09/22/2034 (B)	400,000	436,339
7.000%, (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%), 02/10/2030 (B)(D)	274,000	280,001
7.125%, (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%), 08/10/2034 (B)(D)	364,000	373,014
9.250%, (9.250% to 11-13-33, then 5 Year CMT + 4.758%), 11/13/2033 (B)(D)	369,000	432,747
Webster Financial Corp. 5.784%, (5.784% to 9-11-30, then 5 Year CMT + 2.125%), 09/11/2035	196,000	195,883

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company
3.350%, (3.350% to 3-2-32, then Overnight SOFR + 1.500%), 03/02/2033	$1,847,000	$1,723,873
5.211%, (5.211% to 12-3-34, then Overnight SOFR + 1.380%), 12/03/2035	420,000	429,043
5.244%, (5.244% to 1-24-30, then Overnight SOFR + 1.110%), 01/24/2031	335,000	346,899
6.491%, (6.491% to 10-23-33, then Overnight SOFR + 2.060%), 10/23/2034	814,000	901,052
		70,071,450
Health care – 2.0%
AbbVie, Inc. 5.050%, 03/15/2034	199,000	204,510
Amgen, Inc.
5.250%, 03/02/2033	1,744,000	1,805,321
5.650%, 03/02/2053	656,000	642,354
Baxter International, Inc.
4.450%, 02/15/2029	50,000	50,123
4.900%, 12/15/2030	149,000	150,141
Centene Corp.
3.000%, 10/15/2030	478,000	427,589
3.375%, 02/15/2030	273,000	251,224
CVS Health Corp. 5.000%, 09/15/2032	550,000	561,369
DaVita, Inc. 4.625%, 06/01/2030 (B)	294,000	285,883
Endo Finance Holdings, Inc. 8.500%, 04/15/2031 (B)	237,000	250,495
Fresenius Medical Care US Finance III, Inc. 2.375%, 02/16/2031 (B)	868,000	771,030
Genmab A/S 6.250%, 12/15/2032 (B)	207,000	212,143
HCA, Inc.
4.300%, 11/15/2030	169,000	168,361
4.600%, 11/15/2032	260,000	257,645
5.450%, 04/01/2031	464,000	484,276
Horizon Mutual Holdings, Inc. 6.200%, 11/15/2034 (B)	566,000	547,401
IQVIA, Inc. 6.250%, 02/01/2029	217,000	228,744
Regeneron Pharmaceuticals, Inc. 1.750%, 09/15/2030	669,000	596,826
Royalty Pharma PLC 5.150%, 09/02/2029	274,000	281,586
Solventum Corp. 5.450%, 03/13/2031	746,000	778,168
Tenet Healthcare Corp. 5.500%, 11/15/2032 (B)	583,000	590,994
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036	86,000	90,291
Teva Pharmaceutical Finance Netherlands III BV 4.100%, 10/01/2046	614,000	464,310
Teva Pharmaceutical Finance Netherlands IV BV 5.750%, 12/01/2030	415,000	430,448
Universal Health Services, Inc. 2.650%, 10/15/2030	622,000	567,226
		11,098,458
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials – 2.9%
AerCap Ireland Capital DAC
3.300%, 01/30/2032	$1,610,000	$1,486,544
6.500%, (6.500% to 1-31-31, then 5 Year CMT + 2.441%), 01/31/2056	285,000	293,973
Aeropuertos Dominicanos Siglo XXI SA 7.000%, 06/30/2034 (B)	300,000	315,000
Air Canada 2020-1 Class C Pass Through Trust 10.500%, 07/15/2026 (B)	257,000	264,119
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	530,079	522,880
American Airlines 2016-3 Class A Pass Through Trust 3.250%, 10/15/2028	33,243	31,885
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	312,180	302,942
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	407,963	400,661
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	253,078	241,195
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	630,008	581,547
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	470,050	444,296
American Airlines 2019-1 Class B Pass Through Trust 3.850%, 02/15/2028	72,173	70,648
American Airlines 2021-1 Class A Pass Through Trust 2.875%, 07/11/2034	732,561	669,151
American Airlines 2021-1 Class B Pass Through Trust 3.950%, 07/11/2030	429,970	414,699
American Airlines 2025-1 Class A Pass Through Trust 4.900%, 05/11/2038	487,000	483,072
American Airlines 2025-1 Class B Pass Through Trust 5.650%, 11/11/2034	171,000	171,976
American Airlines, Inc. 7.250%, 02/15/2028 (B)	198,000	202,416
Ashtead Capital, Inc. 5.550%, 05/30/2033 (B)	547,000	564,375
BlueLinx Holdings, Inc. 6.000%, 11/15/2029 (B)	383,000	375,285
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (B)	52,722	51,104
Builders FirstSource, Inc.
4.250%, 02/01/2032 (B)	439,000	418,021
6.375%, 03/01/2034 (B)	468,000	483,880
CIMIC Finance USA Pty, Ltd. 7.000%, 03/25/2034 (B)	262,000	284,455
Cimpress PLC 7.375%, 09/15/2032 (B)	340,000	346,801
Delta Air Lines, Inc. 5.250%, 07/10/2030	249,000	255,864
Efesto Bidco SpA Efesto US LLC 7.500%, 02/15/2032 (B)	332,000	335,357

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Flowserve Corp. 3.500%, 10/01/2030	$327,000	$311,779
Garda World Security Corp. 6.500%, 01/15/2031 (B)	290,000	296,753
JB Poindexter & Company, Inc. 8.750%, 12/15/2031 (B)	386,000	404,326
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	338,915	304,038
MasTec, Inc. 5.900%, 06/15/2029	256,000	266,710
The Boeing Company 6.528%, 05/01/2034	1,490,000	1,648,475
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028	464,034	452,304
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031	437,990	425,918
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	168,329	172,596
United Airlines 2023-1 Class A Pass Through Trust 5.800%, 01/15/2036	611,096	638,349
United Airlines 2024-1 Class A Pass Through Trust 5.875%, 02/15/2037	442,209	452,987
United Airlines 2024-1 Class AA Pass Through Trust 5.450%, 02/15/2037	523,313	537,995
United Airlines, Inc. 4.625%, 04/15/2029 (B)	154,000	153,332
Weir Group, Inc. 5.350%, 05/06/2030 (B)	231,000	237,381
Williams Scotsman, Inc. 6.625%, 06/15/2029 (B)	189,000	195,213
		16,510,302
Information technology – 2.8%
Broadcom, Inc.
3.419%, 04/15/2033	1,332,000	1,232,985
4.550%, 02/15/2032	223,000	223,622
4.800%, 02/15/2036	510,000	503,241
4.900%, 07/15/2032	787,000	803,529
CDW LLC 5.100%, 03/01/2030	181,000	184,320
Cloud Software Group, Inc.
6.625%, 08/15/2033 (B)	166,000	164,516
8.250%, 06/30/2032 (B)	157,000	164,071
CoreWeave, Inc.
9.000%, 02/01/2031 (B)	364,000	333,613
9.250%, 06/01/2030 (B)	276,000	256,617
Dell International LLC
4.500%, 02/15/2031	671,000	670,042
4.750%, 10/06/2032	552,000	551,275
5.100%, 02/15/2036	337,000	332,809
5.300%, 04/01/2032	566,000	582,142
5.400%, 04/15/2034	858,000	881,101
Foundry JV Holdco LLC
6.100%, 01/25/2036 (B)	639,000	668,034
6.250%, 01/25/2035 (B)	895,000	949,050
Kioxia Holdings Corp. 6.625%, 07/24/2033 (B)	731,000	760,149
Marvell Technology, Inc. 5.950%, 09/15/2033	268,000	286,540
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Micron Technology, Inc.
2.703%, 04/15/2032	$453,000	$406,281
5.300%, 01/15/2031	422,000	437,116
5.650%, 11/01/2032	423,000	444,634
5.800%, 01/15/2035	347,000	365,681
Motorola Solutions, Inc.
2.300%, 11/15/2030	786,000	713,854
2.750%, 05/24/2031	592,000	541,624
Oracle Corp.
4.700%, 09/27/2034	373,000	345,877
4.800%, 09/26/2032	319,000	307,970
5.250%, 02/03/2032	377,000	376,949
5.550%, 02/06/2053	893,000	741,082
Qorvo, Inc.
3.375%, 04/01/2031 (B)	471,000	435,743
4.375%, 10/15/2029	311,000	306,461
TD SYNNEX Corp. 5.300%, 10/10/2035	520,000	514,916
WULF Compute LLC 7.750%, 10/15/2030 (B)	167,000	172,051
		15,657,895
Materials – 0.9%
Alcoa Nederland Holding BV 7.125%, 03/15/2031 (B)	128,000	136,000
Ardagh Metal Packaging Finance USA LLC 6.250%, 01/30/2031 (B)	294,000	300,696
Aris Mining Corp. 8.000%, 10/31/2029 (B)	293,000	305,600
Cemex SAB de CV 3.875%, 07/11/2031 (B)	486,000	465,372
Clydesdale Acquisition Holdings, Inc. 6.875%, 01/15/2030 (B)	335,000	343,375
CSN Resources SA 4.625%, 06/10/2031 (B)	598,000	459,923
First Quantum Minerals, Ltd. 8.000%, 03/01/2033 (B)	224,000	239,220
Freeport-McMoRan, Inc. 5.400%, 11/14/2034	382,000	393,860
Graphic Packaging International LLC 3.500%, 03/01/2029 (B)	198,000	189,437
JH North America Holdings, Inc.
5.875%, 01/31/2031 (B)	106,000	108,197
6.125%, 07/31/2032 (B)	383,000	393,171
Novelis Corp. 4.750%, 01/30/2030 (B)	459,000	443,394
Quikrete Holdings, Inc. 6.375%, 03/01/2032 (B)	306,000	318,509
Standard Building Solutions, Inc.
5.875%, 03/15/2034 (B)	388,000	389,134
6.250%, 08/01/2033 (B)	299,000	305,440
Toucan FinCo, Ltd. 9.500%, 05/15/2030 (B)	384,000	383,465
		5,174,793
Real estate – 1.0%
American Tower Corp.
4.700%, 12/15/2032	398,000	398,086
5.550%, 07/15/2033	342,000	358,119
5.650%, 03/15/2033	342,000	360,333
CoStar Group, Inc. 2.800%, 07/15/2030 (B)	676,000	619,610
FIBRA Prologis 5.500%, 11/26/2035 (B)	266,000	267,064

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/2032 (B)	$330,000	$315,039
Iron Mountain, Inc. 5.250%, 07/15/2030 (B)	249,000	245,988
Millrose Properties, Inc. 6.375%, 08/01/2030 (B)	490,000	501,380
Prologis Targeted U.S. Logistics Fund LP 4.250%, 01/15/2031 (B)	199,000	197,530
Trust 2401 7.375%, 02/13/2034 (B)	554,000	614,774
Uniti Group LP 6.500%, 02/15/2029 (B)	179,000	171,897
VICI Properties LP
3.875%, 02/15/2029 (B)	296,000	290,246
5.125%, 11/15/2031	655,000	663,535
5.125%, 05/15/2032	546,000	549,777
XHR LP 6.625%, 05/15/2030 (B)	215,000	221,898
		5,775,276
Utilities – 3.0%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030 (B)	315,526	296,445
AltaGas, Ltd. 7.200%, (7.200% to 10-15-34, then 5 Year CMT + 3.573%), 10/15/2054 (B)	209,000	216,679
American Electric Power Company, Inc.
5.625%, 03/01/2033	122,000	128,124
5.800%, (5.800% to 3-15-31, then 5 Year CMT + 2.128%), 03/15/2056	271,000	269,038
6.050%, (6.050% to 3-15-36, then 5 Year CMT + 1.940%), 03/15/2056	129,000	126,746
Capital Power US Holdings, Inc.
5.257%, 06/01/2028 (B)	216,000	220,183
6.189%, 06/01/2035 (B)	365,000	381,051
CenterPoint Energy, Inc.
5.950%, (5.950% to 4-1-31, then 5 Year CMT + 2.223%), 04/01/2056	323,000	325,463
6.850%, (6.850% to 2-15-35, then 5 Year CMT + 2.946%), 02/15/2055	125,000	133,310
7.000%, (7.000% to 2-15-30, then 5 Year CMT + 3.254%), 02/15/2055	296,000	308,687
Constellation Energy Generation LLC 6.500%, 10/01/2053	261,000	284,352
Dominion Energy, Inc.
6.000%, (6.000% to 2-15-31, then 5 Year CMT + 2.262%), 02/15/2056	436,000	438,011
6.200%, (6.200% to 2-15-36, then 5 Year CMT + 2.006%), 02/15/2056	539,000	539,367
6.875%, (6.875% to 2-1-30, then 5 Year CMT + 2.386%), 02/01/2055	405,000	420,968
7.000%, (7.000% to 6-1-34, then 5 Year CMT + 2.511%), 06/01/2054	185,000	200,309
Duke Energy Corp. 5.750%, 09/15/2033	442,000	468,046
Electricite de France SA
5.650%, 04/22/2029 (B)	651,000	677,799
9.125%, (9.125% to 6-15-33, then 5 Year CMT + 5.411%), 03/15/2033 (B)(D)	621,000	722,194
Entergy Corp.
5.875%, (5.875% to 6-15-31, then 5 Year CMT + 2.179%), 06/15/2056	546,000	545,659
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Entergy Corp. (continued)
6.100%, (6.100% to 6-15-36, then 5 Year CMT + 2.013%), 06/15/2056	$273,000	$272,576
Exelon Corp.
5.125%, 03/15/2031	204,000	210,599
6.500%, (6.500% to 3-15-35, then 5 Year CMT + 1.975%), 03/15/2055	129,000	134,230
NextEra Energy Capital Holdings, Inc.
2.250%, 06/01/2030	151,000	138,866
6.375%, (6.375% to 8-15-30, then 5 Year CMT + 2.053%), 08/15/2055	299,000	308,642
6.500%, (6.500% to 8-15-35, then 5 Year CMT + 1.979%), 08/15/2055	108,000	113,783
6.700%, (6.700% to 9-1-29, then 5 Year CMT + 2.364%), 09/01/2054	262,000	272,206
NiSource, Inc.
3.600%, 05/01/2030	174,000	169,049
5.750%, (5.750% to 7-15-31, then 5 Year CMT + 2.035%), 07/15/2056	435,000	437,817
NRG Energy, Inc.
3.625%, 02/15/2031 (B)	335,000	313,052
3.875%, 02/15/2032 (B)	626,000	584,533
4.450%, 06/15/2029 (B)	356,000	354,428
5.750%, 01/15/2034 (B)	244,000	246,481
6.000%, 02/01/2033 (B)	303,000	308,999
7.000%, 03/15/2033 (B)	497,000	549,378
10.250%, (10.250% to 3-15-28, then 5 Year CMT + 5.920%), 03/15/2028 (B)(D)	371,000	405,073
Pacific Gas & Electric Company
4.950%, 07/01/2050	282,000	238,355
5.800%, 05/15/2034	430,000	446,584
PacifiCorp 7.375%, (7.375% to 9-15-30, then 5 Year CMT + 3.319%), 09/15/2055	399,000	406,680
PG&E Corp. 7.375%, (7.375% to 3-15-30, then 5 Year CMT + 3.883%), 03/15/2055	698,000	726,961
Sempra
5.500%, 08/01/2033	351,000	366,541
6.400%, (6.400% to 10-1-34, then 5 Year CMT + 2.632%), 10/01/2054	422,000	429,229
6.875%, (6.875% to 10-1-29, then 5 Year CMT + 2.789%), 10/01/2054	398,000	409,455
The Southern Company
5.700%, 03/15/2034	356,000	374,786
6.375%, (6.375% to 3-15-35, then 5 Year CMT + 2.069%), 03/15/2055	537,000	560,457
Vistra Corp. 8.000%, (8.000% to 10-15-26, then 5 Year CMT + 6.930%), 10/15/2026 (B)(D)	172,000	176,324
Vistra Operations Company LLC
4.300%, 07/15/2029 (B)	781,000	775,554
6.950%, 10/15/2033 (B)	431,000	480,280
WEC Energy Group, Inc. 5.625%, (5.625% to 5-15-31, then 5 Year CMT + 1.905%), 05/15/2056	272,000	273,713
		17,187,062
TOTAL CORPORATE BONDS (Cost $205,831,816)		$210,379,582

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS – 0.0%
Golden State Tobacco Securitization Corp. (California) 4.214%, 06/01/2050	$231,000	$168,922
TOTAL MUNICIPAL BONDS (Cost $231,000)		$168,922
TERM LOANS (E) – 0.3%
Financials – 0.1%
AmWINS Group, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%) 5.966%, 01/30/2032	309,734	310,508
Health care – 0.0%
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan (1 month CME Term SOFR + 3.750%) 7.466%, 04/23/2031	188,613	186,962
Industrials – 0.1%
GFL ES US LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.500%) 6.273%, 03/03/2032	227,430	228,112
Gloves Buyer, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.000%) 7.716%, 05/21/2032	555,000	551,431
		779,543
Information technology – 0.0%
Clearwater Analytics LLC, 2025 Term Loan B (6 month CME Term SOFR + 2.000%) 6.210%, 04/21/2032	103,740	103,546
Materials – 0.1%
Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%) 5.966%, 02/10/2032	277,900	278,695
TOTAL TERM LOANS (Cost $1,658,927)		$1,659,254
COLLATERALIZED MORTGAGE OBLIGATIONS – 5.1%
Commercial and residential – 4.1%
A&D Mortgage Trust Series 2025-NQM5, Class A1 (5.120% to 11-1-29, then 6.120% thereafter) 5.120%, 12/25/2070 (B)	271,430	271,732
Angel Oak Mortgage Trust LLC
Series 2021-4, Class A1, 1.035%, 01/20/2065 (B)(F)	177,383	150,965
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter), 4.800%, 11/26/2068 (B)	354,427	353,680
Series 2025-10, Class A1, 4.960%, 09/25/2070 (B)(F)	201,121	201,344
Series 2025-11, Class A1, 4.975%, 10/25/2070 (B)(F)	307,222	307,645
Arroyo Mortgage Trust Series 2021-1R, Class A1 1.175%, 10/25/2048 (B)(F)	105,399	95,402
Avenue of Americas Series 2025-1301, Class A 5.059%, 08/11/2042 (B)(F)	428,000	433,277
BAHA Trust Series 2024-MAR, Class A 5.972%, 12/10/2041 (B)(F)	554,000	573,406
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ENM 3.719%, 11/05/2032 (B)(F)	116,000	98,083
BANK Series 2021-BN34, Class XA IO 0.958%, 06/15/2063	12,614,828	459,233
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BANK5
Series 2025-5YR18, Class A3, 5.145%, 12/15/2058	$384,000	$394,718
Series 2025-5YR19, Class A3, 5.270%, 12/15/2058	259,000	267,681
BBCMS Mortgage Trust
Series 2020-C6, Class A2, 2.690%, 02/15/2053	72,228	68,076
Series 2024-5C29, Class A3, 5.208%, 09/15/2057	151,000	155,189
Series 2024-5C31, Class A3, 5.609%, 12/15/2057	168,000	175,131
Series 2025-5C38, Class A3, 5.146%, 11/15/2058	307,000	315,821
Benchmark Mortgage Trust
Series 2019-B12, Class A2, 3.001%, 08/15/2052	133,480	129,251
Series 2024-V12, Class A3, 5.738%, 12/15/2057	523,000	547,151
BMO Mortgage Trust Series 2024-5C8, Class A3 5.625%, 12/15/2057 (F)	163,000	169,681
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1 0.941%, 02/25/2049 (B)(F)	110,599	101,924
BX Trust
Series 2019-OC11, Class A, 3.202%, 12/09/2041 (B)	229,000	217,404
Series 2019-OC11, Class D, 3.944%, 12/09/2041 (B)(F)	300,000	285,763
Series 2022-CLS, Class A, 5.760%, 10/13/2027 (B)	267,000	267,863
CENT Trust Series 2025-CITY, Class A 4.920%, 07/10/2040 (B)(F)	297,000	300,612
CHL Mortgage Pass-Through Trust Series 2004-HYB2, Class 4A 6.722%, 07/20/2034 (F)	230,039	225,626
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class XA IO, 0.816%, 12/15/2072	14,183,599	402,560
Series 2023-SMRT, Class A, 5.820%, 10/12/2040 (B)(F)	340,000	350,388
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (B)(F)	160,325	136,149
Series 2025-6, Class A1 (5.529% to 7-1-29, then 6.529% thereafter), 5.529%, 08/25/2070 (B)	215,575	217,537
COLT Trust Series 2020-RPL1, Class A1 1.390%, 01/25/2065 (B)(F)	326,283	284,014
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO 0.436%, 05/10/2051	4,947,632	41,009
Credit Suisse Mortgage Capital Certificates
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (B)(F)	90,496	81,332
Series 2021-NQM3, Class A1, 1.015%, 04/25/2066 (B)(F)	118,573	103,783

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Credit Suisse Mortgage Capital Certificates (continued)
Series 2021-NQM6, Class A1, 1.174%, 07/25/2066 (B)(F)	$341,498	$293,254
Cross Mortgage Trust
Series 2025-H8, Class A1, 5.003%, 11/25/2070 (B)(F)	261,558	262,064
Series 2025-H9, Class A1, 5.036%, 11/25/2070 (B)(F)	339,262	340,075
DSLA Mortgage Loan Trust Series 2004-AR3, Class 2A2B (1 month CME Term SOFR + 1.014%) 4.746%, 07/19/2044 (A)	190,119	184,160
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, 0.797%, 02/25/2066 (B)(F)	44,559	39,070
Series 2021-2, Class A1, 0.931%, 06/25/2066 (B)(F)	156,110	132,887
Series 2025-INV4, Class A1, 5.100%, 10/25/2070 (B)	195,261	195,801
Flagstar Mortgage Trust Series 2021-1, Class A2 2.500%, 02/01/2051 (B)(F)	284,303	237,592
FREMF Mortgage Trust Series 2019-KF69, Class B (30 day Average SOFR + 2.414%) 6.423%, 08/25/2029 (A)(B)	87,868	84,526
GCAT Trust
Series 2021-NQM1, Class A1, 0.874%, 01/25/2066 (B)(F)	97,987	87,835
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (B)(F)	105,675	92,329
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (B)(F)	163,061	143,761
Series 2025-NQM5, Class A1, 0.000%, 08/25/2070 (B)(F)	356,251	356,742
GS Mortgage-Backed Securities Trust Series 2021-NQM1, Class A1 1.017%, 07/25/2061 (B)(F)	67,316	61,336
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2037 (B)	5,749,066	89,781
Series 2007-4, Class ES IO, 0.350%, 07/19/2037	5,873,583	90,347
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (B)	6,420,759	73,129
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A 5.467%, 01/13/2040 (B)(F)	476,000	493,512
Imperial Fund Mortgage Trust Series 2021-NQM1, Class A1 1.071%, 06/25/2056 (B)(F)	91,128	80,111
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class AFX 2.812%, 01/16/2037 (B)	258,000	232,200
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1 6.290%, 04/21/2034 (F)	34,225	33,677
MFA Trust Series 2021-NQM1, Class A1 1.153%, 04/25/2065 (B)(F)	58,589	55,438
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Morgan Stanley Capital I Trust Series 2019-L3, Class XA IO 0.603%, 11/15/2052	$19,730,636	$393,362
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM10, Class A1 5.119%, 11/25/2070 (B)(F)	244,000	244,690
Natixis Commercial Mortgage Securities Trust Series 2018-ALXA, Class C 4.316%, 01/15/2043 (B)(F)	98,000	91,927
NRZT Series 2025-NQM6, Class A1 5.085%, 10/25/2065 (B)(F)	418,973	420,281
NXPT Commercial Mortgage Trust Series 2024-STOR, Class A 4.312%, 11/05/2041 (B)(F)	328,000	325,481
NYMT Loan Trust Series 2022-CP1, Class A1 2.042%, 07/25/2061 (B)	90,422	85,174
OBX Trust
Series 2020-EXP2, Class A3, 2.500%, 05/25/2060 (B)(F)	78,335	67,068
Series 2021-NQM2, Class A1, 1.101%, 05/25/2061 (B)(F)	265,647	220,236
Series 2025-NQM18, Class A1, 5.057%, 09/25/2065 (B)(F)	160,718	161,226
Series 2025-NQM19, Class A1, 4.869%, 10/25/2065 (B)(F)	321,867	321,929
Series 2025-NQM20, Class A1, 5.021%, 10/25/2065 (B)(F)	361,241	362,235
Series 2025-NQM21, Class A1, 4.989%, 10/25/2065 (B)(F)	238,736	239,280
Series 2025-NQM23, Class A1, 4.872%, 10/25/2065 (B)(F)	438,000	438,065
Progress Residential Trust
Series 2022-SFR3, Class D, 4.450%, 04/17/2039 (B)	950,000	938,835
Series 2025-SFR1, Class A, 3.400%, 02/17/2042 (B)	382,468	366,959
Series 2025-SFR2, Class A, 3.305%, 04/17/2042 (B)	259,149	247,035
Series 2025-SFR5, Class A, 3.850%, 10/17/2042 (B)	326,000	315,752
Series 2025-SFR6, Class A, 4.000%, 12/17/2042 (B)	228,000	221,215
Provident Funding Mortgage Trust Series 2020-F1, Class A2 2.000%, 01/25/2036 (B)(F)	214,007	192,509
ROCK Trust
Series 2024-CNTR, Class A, 5.388%, 11/13/2041 (B)	446,000	458,211
Series 2024-CNTR, Class D, 7.109%, 11/13/2041 (B)	557,000	583,625
Sequoia Mortgage Trust Series 2005-3, Class A1 (1 month CME Term SOFR + 0.514%) 4.248%, 05/20/2035 (A)	15,865	14,721
SLG Office Trust Series 2021-OVA, Class D 2.851%, 07/15/2041 (B)	352,000	306,881

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Structured Asset Securities Corp. Series 1998-RF2, Class A 4.739%, 07/15/2027 (B)(F)	$23,829	$23,791
Towd Point Mortgage Trust
Series 2015-6, Class M2, 3.750%, 04/25/2055 (B)(F)	801,578	794,237
Series 2018-4, Class A1, 3.000%, 06/25/2058 (B)(F)	162,465	154,886
Series 2019-1, Class A1, 3.750%, 03/25/2058 (B)(F)	109,831	107,297
Series 2019-4, Class A1, 2.900%, 10/25/2059 (B)(F)	93,539	90,235
Series 2020-4, Class A1, 1.750%, 10/25/2060 (B)	246,786	226,124
Series 2024-4, Class A1A, 4.578%, 10/27/2064 (B)(F)	562,411	564,147
VDCM Commercial Mortgage Trust Series 2025-AZ, Class A 5.061%, 07/13/2044 (B)(F)	324,000	327,763
Verus Securitization Trust
Series 2021-3, Class A1, 1.046%, 06/25/2066 (B)(F)	178,484	157,460
Series 2021-4, Class A1, 0.938%, 07/25/2066 (B)(F)	106,526	90,246
Series 2021-5, Class A1, 1.013%, 09/25/2066 (B)(F)	150,575	131,377
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (B)(F)	32,126	31,145
Series 2025-11, Class A1, 4.914%, 11/25/2070 (B)(F)	451,075	451,500
Series 2025-R2, Class A1, 5.086%, 07/25/2067 (B)(F)	211,000	211,415
Washington Mutual Mortgage Pass Through Certificates Series 2005-1, Class 6A1 6.500%, 03/25/2035	145,600	128,627
Wells Fargo Commercial Mortgage Trust
Series 2025-5C4, Class A3, 5.673%, 05/15/2058	319,000	333,417
Series 2025-5C6, Class A3, 5.186%, 10/15/2058	368,000	378,453
WHARF Commercial Mortgage Trust Series 2025-DC, Class A 5.349%, 07/15/2040 (B)(F)	369,000	379,180
		23,441,054
U.S. Government Agency – 1.0%
Federal Home Loan Mortgage Corp.
Series 290, Class IO, 3.500%, 11/15/2032	373,631	27,564
Series 3387, Class SB IO, 2.322%, 11/15/2037	437,907	42,502
Series K109, Class X1 IO, 1.568%, 04/25/2030	3,038,176	167,693
Series K121, Class X1 IO, 1.014%, 10/25/2030	12,461,573	485,533
Series T-41, Class 3A, 4.449%, 07/25/2032 (F)	29,619	27,425
Federal National Mortgage Association
Series 2001-50, Class BA, 7.000%, 10/25/2041	1,931	1,993
Series 2002-W3, Class A5, 7.500%, 11/25/2041	32,541	34,181
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2012-137, Class WI IO, 3.500%, 12/25/2032	$337,513	$25,970
Series 2022-22, Class B, 2.000%, 07/25/2054	1,007,717	604,195
Government National Mortgage Association
Series 2008-90, Class IO, 2.018%, 12/16/2050	1,937,464	241,561
Series 2010-147, Class SA IO, 2.322%, 05/20/2040	102,861	2,406
Series 2010-85, Class SB IO, 2.751%, 03/16/2040	257,232	12,045
Series 2012-114, Class IO, 0.634%, 01/16/2053	193,021	2,868
Series 2012-120, Class IO, 0.645%, 02/16/2053	2,814,694	41,942
Series 2015-86, Class IO, 0.403%, 05/16/2052	18,581,349	255,347
Series 2016-174, Class IO, 0.725%, 11/16/2056	231,809	7,131
Series 2017-109, Class IO, 0.202%, 04/16/2057	455,709	4,590
Series 2017-124, Class IO, 0.627%, 01/16/2059	345,615	12,439
Series 2017-135, Class IO, 0.693%, 10/16/2058	815,104	24,907
Series 2017-140, Class IO, 0.485%, 02/16/2059	358,820	9,194
Series 2017-159, Class IO, 0.414%, 06/16/2059	550,472	13,414
Series 2017-169, Class IO, 0.521%, 01/16/2060	1,600,910	43,784
Series 2017-20, Class IO, 0.489%, 12/16/2058	1,210,110	24,579
Series 2017-22, Class IO, 0.771%, 12/16/2057	165,540	5,936
Series 2017-41, Class IO, 0.496%, 07/16/2058	327,679	7,668
Series 2017-46, Class IO, 0.651%, 11/16/2057	454,294	16,927
Series 2017-61, Class IO, 0.688%, 05/16/2059	198,889	6,840
Series 2018-158, Class IO, 0.798%, 05/16/2061	1,509,597	89,952
Series 2018-35, Class IO, 0.544%, 03/16/2060	1,316,927	40,595
Series 2018-43, Class IO, 0.455%, 05/16/2060	981,644	30,913
Series 2018-69, Class IO, 0.609%, 04/16/2060	342,380	15,349
Series 2018-81, Class IO, 0.486%, 01/16/2060	259,468	10,652
Series 2018-9, Class IO, 0.444%, 01/16/2060	1,542,464	45,406
Series 2019-131, Class IO, 0.803%, 07/16/2061	1,189,582	67,492
Series 2020-100, Class IO, 0.787%, 05/16/2062	1,381,903	82,392
Series 2020-108, Class IO, 0.847%, 06/16/2062	3,001,926	171,744
Series 2020-114, Class IO, 0.799%, 09/16/2062	3,167,651	164,917

The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2020-118, Class IO, 0.886%, 06/16/2062	$2,322,111	$144,985
Series 2020-119, Class IO, 0.608%, 08/16/2062	1,288,244	58,966
Series 2020-120, Class IO, 0.759%, 05/16/2062	714,571	41,531
Series 2020-137, Class IO, 0.799%, 09/16/2062	3,449,855	198,262
Series 2020-143, Class IB IO, 0.883%, 03/16/2062	3,983,257	250,629
Series 2020-150, Class IO, 0.966%, 12/16/2062	2,106,430	142,545
Series 2020-170, Class IO, 0.836%, 11/16/2062	2,799,030	179,531
Series 2020-28, Class IO, 0.822%, 11/16/2061	4,906,679	272,667
Series 2020-92, Class IO, 0.881%, 02/16/2062	3,187,163	176,595
Series 2021-3, Class IO, 0.870%, 09/16/2062	3,503,457	221,966
Series 2021-40, Class IO, 0.822%, 02/16/2063	859,949	52,517
Series 2022-150, Class IO, 0.823%, 06/16/2064	296,685	16,738
Series 2022-17, Class IO, 0.802%, 06/16/2064	1,913,092	107,528
Series 2022-181, Class IO, 0.720%, 07/16/2064	915,342	55,158
Series 2022-21, Class IO, 0.785%, 10/16/2063	845,121	51,812
Series 2023-177, Class IO, 0.857%, 06/16/2065	1,976,427	116,480
Series 2023-197, Class IO, 1.241%, 09/16/2065	598,282	49,742
Series 2023-30, Class IO, 1.001%, 11/16/2064	1,211,685	80,104
Series 2024-179, Class XI IO, 0.831%, 12/16/2066	4,489,751	318,076
Series 2025-126, Class IO, 0.768%, 05/16/2067	2,270,298	160,163
		5,566,041
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $32,762,054)		$29,007,095
ASSET-BACKED SECURITIES – 5.8%
ABPCI Direct Lending Fund I, Ltd. Series 2020-1A, Class A 3.199%, 12/29/2030 (B)	70,383	69,783
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 1.937%, 08/15/2046 (B)	122,000	119,815
Series 2023-2A, Class A2 6.500%, 11/16/2048 (B)	193,000	195,750
AMSR Trust
Series 2025-SFR1, Class A 3.655%, 06/17/2042 (B)	177,000	170,799
Series 2025-SFR2, Class A 4.275%, 11/17/2042 (B)	264,000	260,117
Aqua Finance Trust Series 2021-A, Class A 1.540%, 07/17/2046 (B)	46,904	43,153
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Arby's Funding LLC Series 2020-1A, Class A2 3.237%, 07/30/2050 (B)	$450,063	$438,351
Capital One Prime Auto Receivables Trust Series 2025-1, Class A3 3.850%, 07/15/2030	164,000	164,076
Carvana Auto Receivables Trust Series 2025-P4, Class A3 4.140%, 12/10/2030	273,000	273,725
Centex Home Equity Loan Trust Series 2005-A, Class M4 (1 month CME Term SOFR + 1.314%) 5.046%, 01/25/2035 (A)	156,736	153,341
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (B)	388,423	326,813
Series 2021-1A, Class A1 1.530%, 03/15/2061 (B)	357,630	288,685
CLI Funding IX LLC Series 2025-1A, Class A 5.350%, 06/20/2050 (B)	336,153	340,814
CLI Funding VI LLC Series 2020-1A, Class A 2.080%, 09/18/2045 (B)	289,967	273,642
CLI Funding VIII LLC
Series 2021-1A, Class A 1.640%, 02/18/2046 (B)	224,889	209,343
Series 2022-1A, Class A 2.720%, 01/18/2047 (B)	556,747	518,277
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 5.250%, 02/25/2049 (B)	320,000	321,775
Series 2025-1A, Class A1 5.316%, 05/25/2050 (B)	322,000	324,896
Compass Datacenters Issuer III LLC Series 2025-2A, Class A2 5.835%, 02/25/2050 (B)	175,000	177,609
Concord Music Royalties LLC Series 2025-2A, Class A 5.785%, 07/20/2075 (B)	306,000	308,045
Consolidated Communications LLC
Series 2025-1A, Class A2 6.000%, 05/20/2055 (B)	392,000	401,114
Series 2025-4A, Class A2 5.522%, 12/20/2055 (B)	217,000	218,049
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5 8.100%, 08/15/2025 (G)	5,120	5,246
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 4.300%, 04/20/2048 (B)	523,000	515,627
Series 2024-2A, Class A2 4.500%, 05/20/2049 (B)	493,000	481,134
DataBank Issuer Series 2021-1A, Class A2 2.060%, 02/27/2051 (B)	225,000	223,983
DB Master Finance LLC
Series 2017-1A, Class A2II 4.030%, 11/20/2047 (B)	183,578	182,355
Series 2021-1A, Class A2II 2.493%, 11/20/2051 (B)	960,000	908,516
Series 2025-1A, Class A2I 4.891%, 08/20/2055 (B)	200,000	200,409
Series 2025-1A, Class A2II 5.165%, 08/20/2055 (B)	214,000	214,224

The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Diamond Infrastructure Funding LLC Series 2021-1A, Class C 3.475%, 04/15/2049 (B)	$370,000	$359,095
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (B)	1,302,178	1,237,751
Series 2025-1A, Class A2I 4.930%, 07/25/2055 (B)	231,000	232,169
Series 2025-1A, Class A2II 5.217%, 07/25/2055 (B)	268,000	269,799
Driven Brands Funding LLC
Series 2020-2A, Class A2 3.237%, 01/20/2051 (B)	275,994	267,440
Series 2021-1A, Class A2 2.791%, 10/20/2051 (B)	405,544	383,102
Series 2025-1A, Class A2 5.296%, 10/20/2055 (B)	290,000	288,937
FirstKey Homes Trust Series 2021-SFR1, Class D 2.189%, 08/17/2038 (B)	246,000	241,774
Flexential Issuer LLC Series 2025-1A, Class A2 6.030%, 10/25/2060 (B)	220,000	218,862
Ford Credit Auto Owner Trust Series 2025-C, Class A3 3.900%, 06/15/2030	293,000	293,779
GM Financial Consumer Automobile Receivables Trust Series 2025-4, Class A3 3.840%, 02/18/2031	153,000	153,122
GM Financial Revolving Receivables Trust Series 2024-1, Class A 4.980%, 12/11/2036 (B)	298,000	306,455
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 3.208%, 01/22/2029 (B)	83,032	82,842
Series 2021-1A, Class A2 2.773%, 04/20/2029 (B)	200,707	199,901
HI-FI Music IP Issuer LP Series 2022-1A, Class A2 3.939%, 02/01/2062 (B)	483,000	477,322
Honda Auto Receivables Owner Trust Series 2025-4, Class A3 3.980%, 06/17/2030	441,000	443,341
Hotwire Funding LLC Series 2024-1A, Class A2 5.893%, 06/20/2054 (B)	148,000	150,521
Hyundai Auto Receivables Trust Series 2025-D, Class A3 3.990%, 09/16/2030	316,000	317,214
Invitation Homes Trust Series 2024-SFR1, Class A 4.000%, 09/17/2041 (B)	588,991	579,991
Jersey Mike's Funding LLC
Series 2024-1A, Class A2 5.636%, 02/15/2055 (B)	447,618	456,614
Series 2025-1A, Class A2 5.610%, 08/16/2055 (B)	432,915	440,667
LAD Auto Receivables Trust Series 2025-3A, Class A3 4.030%, 01/15/2031 (B)	198,000	198,732
Lyra Music Assets LP Series 2025-1A, Class A2 5.604%, 09/20/2065 (B)	341,754	344,602
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2 5.400%, 08/20/2055 (B)	$380,000	$385,356
Series 2025-4A, Class A2 5.163%, 12/20/2055 (B)	180,000	180,306
Navient Student Loan Trust Series 2020-2A, Class A1A 1.320%, 08/26/2069 (B)	116,802	104,434
Neighborly Issuer LLC
Series 2021-1A, Class A2 3.584%, 04/30/2051 (B)	613,110	588,390
Series 2022-1A, Class A2 3.695%, 01/30/2052 (B)	245,438	232,299
Series 2023-1A, Class A2 7.308%, 01/30/2053 (B)	486,250	492,715
New Economy Assets - Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.910%, 10/20/2061 (B)	503,000	419,901
Series 2021-1, Class B1 2.410%, 10/20/2061 (B)	389,000	238,668
Nissan Auto Receivables Owner Trust Series 2025-B, Class A3 3.990%, 04/15/2030	365,000	366,481
NRZ Excess Spread-Collateralized Notes Series 2021-FHT1, Class A 3.104%, 07/25/2026 (B)	33,292	32,890
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4 5.434%, 08/25/2035	4,136	4,125
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A 5.000%, 09/15/2048 (B)	355,000	353,893
RIN II, Ltd. Series 2019-1A, Class AR (3 month CME Term SOFR + 1.480%) 5.385%, 01/15/2038 (A)(B)	278,000	278,349
RIN XII LLC Series 2025-1A, Class A1 (3 month CME Term SOFR + 1.300%) 5.205%, 04/15/2038 (A)(B)	291,000	290,104
Scalelogix ABS US Issuer LLC Series 2025-1A, Class A2 5.673%, 07/25/2055 (B)	331,000	331,944
ServiceMaster Funding LLC Series 2021-1, Class A2II 3.113%, 07/30/2051 (B)	327,486	283,534
SERVPRO Master Issuer LLC Series 2024-1A, Class A2 6.174%, 01/25/2054 (B)	241,695	249,479
Sesac Finance LLC Series 2025-1, Class A2 5.500%, 07/25/2055 (B)	371,000	368,698
SMB Private Education Loan Trust
Series 2021-A, Class APT2 1.070%, 01/15/2053 (B)	107,059	98,047
Series 2024-A, Class A1A 5.240%, 03/15/2056 (B)	462,234	470,098
Series 2024-E, Class A1A 5.090%, 10/16/2056 (B)	347,971	353,373
Sonic Capital LLC
Series 2020-1A, Class A2I 3.845%, 01/20/2050 (B)	496,053	490,919
Series 2021-1A, Class A2I 2.190%, 08/20/2051 (B)	349,488	325,404

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
STORE Master Funding LLC Series 2019-1, Class A2 3.650%, 11/20/2049 (B)	$281,525	$240,808
Subway Funding LLC
Series 2024-1A, Class A2I 6.028%, 07/30/2054 (B)	262,350	265,956
Series 2024-1A, Class A2II 6.268%, 07/30/2054 (B)	234,630	239,565
Series 2024-3A, Class A23 5.914%, 07/30/2054 (B)	582,120	577,160
Summit Issuer LLC Series 2025-1A, Class A2 5.208%, 11/20/2055 (B)	384,000	384,830
Sunbird Engine Finance LLC Series 2020-1A, Class A 3.671%, 02/15/2045 (B)	77,363	76,508
Switch ABS Issuer LLC
Series 2024-2A, Class A2 5.436%, 06/25/2054 (B)	128,000	128,374
Series 2025-1A, Class A2 5.036%, 03/25/2055 (B)	521,000	512,144
Series 2025-2A, Class A21 5.121%, 10/25/2055 (B)	254,000	253,632
Taco Bell Funding LLC
Series 2025-1A, Class A2I 4.821%, 08/25/2055 (B)	359,000	356,987
Series 2025-1A, Class A2II 5.049%, 08/25/2055 (B)	343,000	341,702
TAL Advantage VII LLC Series 2020-1A, Class B 3.290%, 09/20/2045 (B)	224,375	215,871
TIF Funding II LLC Series 2021-1A, Class A 1.650%, 02/20/2046 (B)	553,917	507,666
Tricon American Homes Trust Series 2020-SFR2, Class D 2.281%, 11/17/2039 (B)	500,000	475,323
Triton Container Finance VIII LLC
Series 2020-1A, Class A 2.110%, 09/20/2045 (B)	367,136	346,448
Series 2021-1A, Class A 1.860%, 03/20/2046 (B)	202,129	187,901
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 5.877%, 04/20/2055 (B)	224,000	228,717
Series 2025-2A, Class A2 5.177%, 01/20/2056 (B)	222,000	221,985
Vantage Data Centers LLC
Series 2020-2A, Class A2 1.992%, 09/15/2045 (B)	312,000	297,056
Series 2021-1A, Class A2 2.165%, 10/15/2046 (B)	400,000	391,853
Verizon Master Trust Series 2025-9, Class A1A 3.960%, 10/21/2030	338,000	338,888
Volkswagen Auto Loan Enhanced Trust Series 2025-2, Class A3 3.920%, 03/20/2030	222,000	222,548
Wendy's Funding LLC
Series 2019-1A, Class A2II 4.080%, 06/15/2049 (B)	429,389	418,100
Series 2021-1A, Class A2I 2.370%, 06/15/2051 (B)	288,162	268,557
Wheels Fleet Lease Funding 1 LLC Series 2025-3A, Class A1 4.080%, 09/18/2040 (B)	342,000	342,886
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Willis Engine Structured Trust IX Series 2025-B, Class A 5.159%, 12/15/2050 (B)	$250,000	$250,499
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (B)	112,763	109,032
Willis Engine Structured Trust VIII Series 2025-A, Class A 5.582%, 06/15/2050 (B)	245,572	249,404
Wingstop Funding LLC Series 2024-1A, Class A2 5.858%, 12/05/2054 (B)	250,000	256,872
Zaxby's Funding LLC Series 2021-1A, Class A2 3.238%, 07/30/2051 (B)	269,058	253,923
Zayo Issuer LLC Series 2025-1A, Class A2 5.648%, 03/20/2055 (B)	389,000	395,644
TOTAL ASSET-BACKED SECURITIES (Cost $32,991,075)		$32,569,744
COMMON STOCKS – 0.0%
Energy – 0.0%
Altera Infrastructure LP (H)(I)	937	37,881
TOTAL COMMON STOCKS (Cost $237,384)		$37,881
PREFERRED SECURITIES – 0.0%
Communication services – 0.0%
Telephone & Data Systems, Inc., 6.625%	5,925	123,359
TOTAL PREFERRED SECURITIES (Cost $148,125)		$123,359
SHORT-TERM INVESTMENTS – 0.2%
Short-term funds – 0.2%
John Hancock Collateral Trust, 3.7477% (J)(K)	132,975	1,330,316
TOTAL SHORT-TERM INVESTMENTS (Cost $1,330,317)		$1,330,316
Total Investments (Active Bond Trust) (Cost $570,329,433) – 99.1%		$559,639,436
Other assets and liabilities, net – 0.9%		4,837,951
TOTAL NET ASSETS – 100.0%		$564,477,387
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $127,263,523 or 22.5% of the fund's net assets as of 12-31-25.
(C)	All or a portion of this security is on loan as of 12-31-25.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Active Bond Trust (continued)
(G)	The security has matured but proceeds have not been received.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(I)	Non-income producing security.
(J)	The rate shown is the annualized seven-day yield as of 12-31-25.
(K)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $540,930.
Core Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 53.2%
U.S. Government – 25.0%
U.S. Treasury Bonds
1.125%, 08/15/2040	$838,000	$526,303
1.375%, 08/15/2050	9,649,000	4,744,217
1.625%, 11/15/2050	4,466,000	2,344,650
1.750%, 08/15/2041	16,698,000	11,266,584
2.000%, 11/15/2041	16,264,000	11,351,128
2.250%, 08/15/2049	13,226,000	8,294,665
2.375%, 02/15/2042	2,906,000	2,139,088
3.000%, 02/15/2048 to 02/15/2049	19,733,000	14,604,194
3.125%, 05/15/2048	1,377,000	1,045,821
4.625%, 11/15/2045 to 11/15/2055	14,529,000	14,160,130
4.750%, 08/15/2055	14,777,000	14,527,638
U.S. Treasury Notes
3.375%, 11/30/2027 to 12/31/2027	6,350,000	6,337,652
3.500%, 12/15/2028 to 11/30/2030	20,103,000	20,006,419
3.625%, 03/31/2030 to 12/31/2030	38,849,000	38,699,371
3.750%, 06/30/2030	5,460,000	5,473,010
3.875%, 12/31/2032	6,404,000	6,375,983
4.000%, 07/31/2030 to 11/15/2035	27,411,000	27,204,483
4.125%, 08/31/2030	5,177,000	5,268,002
4.625%, 09/30/2030	5,406,000	5,617,594
		199,986,932
U.S. Government Agency – 28.2%
Federal Home Loan Mortgage Corp.
2.000%, 06/01/2040 to 12/01/2051	6,394,446	5,619,651
2.500%, 07/01/2033 to 04/01/2052	18,934,733	16,535,598
3.000%, 03/01/2043 to 01/01/2050	16,439,414	15,012,368
3.089%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.621%), 02/01/2050 (A)	409,127	412,502
4.000%, 03/01/2050	1,421,191	1,380,345
4.201%, (30 day Average SOFR + 2.307%), 05/01/2053 (A)	1,242,567	1,247,480
4.500%, 06/01/2039 to 07/01/2039	60,488	59,852
4.628%, (30 day Average SOFR + 2.352%), 03/01/2053 (A)	814,027	814,255
4.734%, (30 day Average SOFR + 2.335%), 10/01/2054 (A)	547,856	553,935
4.782%, (30 day Average SOFR + 2.146%), 01/01/2055 (A)	663,308	671,572
4.977%, (30 day Average SOFR + 2.060%), 07/01/2055 (A)	210,004	212,551
4.986%, (30 day Average SOFR + 2.258%), 02/01/2054 (A)	251,680	255,636
5.013%, (30 day Average SOFR + 2.139%), 06/01/2055 (A)	417,686	422,931
5.013%, (30 day Average SOFR + 2.060%), 06/01/2055 (A)	329,920	333,963
5.076%, (30 day Average SOFR + 2.187%), 08/01/2055 (A)	192,622	195,446
Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
5.078%, (30 day Average SOFR + 2.060%), 08/01/2055 (A)	$419,863	$425,794
5.086%, (30 day Average SOFR + 2.095%), 11/01/2055 (A)	964,713	976,966
5.100%, (30 day Average SOFR + 2.167%), 06/01/2055 (A)	334,624	339,238
5.144%, (30 day Average SOFR + 2.060%), 07/01/2055 (A)	329,990	334,878
5.190%, (30 day Average SOFR + 2.200%), 06/01/2055 (A)	569,878	579,477
5.250%, (30 day Average SOFR + 2.075%), 07/01/2055 (A)	884,526	896,557
5.284%, (30 day Average SOFR + 2.075%), 07/01/2055 (A)	343,393	349,335
5.323%, (30 day Average SOFR + 2.105%), 08/01/2055 (A)	339,840	346,100
5.335%, (30 day Average SOFR + 2.330%), 08/01/2055 (A)	422,279	429,480
5.431%, (30 day Average SOFR + 2.330%), 08/01/2055 (A)	551,211	560,371
5.435%, (30 day Average SOFR + 2.090%), 05/01/2055 (A)	231,628	236,009
5.500%, 05/01/2055 to 07/01/2055	5,583,671	5,683,117
5.604%, (30 day Average SOFR + 2.330%), 07/01/2055 (A)	639,586	653,102
6.000%, 09/01/2054 to 06/01/2055	11,281,717	11,721,017
6.322%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.640%), 11/01/2048 (A)	224,610	230,346
6.500%, 09/01/2054 to 10/01/2055	3,024,417	3,217,325
Federal National Mortgage Association
2.000%, 06/01/2040 to 03/01/2047	16,825,456	14,580,594
2.500%, 05/01/2037 to 05/01/2052	15,237,120	13,386,678
2.753%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.606%), 06/01/2050 (A)	303,559	295,660
3.000%, 08/01/2042 to 07/01/2060	45,468,583	41,291,935
4.000%, 01/01/2027 to 12/01/2048	1,532,085	1,499,051
4.102%, (30 day Average SOFR + 2.120%), 09/01/2052 (A)	590,198	601,722
4.130%, (30 day Average SOFR + 2.124%), 11/01/2052 (A)	487,475	497,155
4.131%, (30 day Average SOFR + 2.134%), 10/01/2052 (A)	1,437,318	1,462,310
4.345%, (30 day Average SOFR + 2.161%), 01/01/2055 (A)	609,840	617,205
4.359%, (30 day Average SOFR + 2.125%), 07/01/2052 (A)	757,682	762,190
4.500%, 03/01/2043 to 02/01/2046	1,048,822	1,046,346
4.536%, (30 day Average SOFR + 2.330%), 04/01/2053 (A)	2,055,855	2,055,870
4.584%, (30 day Average SOFR + 2.127%), 08/01/2052 (A)	806,169	814,787
4.602%, (30 day Average SOFR + 2.123%), 08/01/2052 (A)	642,736	646,316
4.633%, (30 day Average SOFR + 2.129%), 08/01/2052 (A)	457,428	462,637
4.669%, (30 day Average SOFR + 2.298%), 04/01/2053 (A)	2,512,441	2,541,416
4.851%, (30 day Average SOFR + 2.277%), 07/01/2054 (A)	1,254,689	1,274,192

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
4.941%, (30 day Average SOFR + 2.164%), 04/01/2055 (A)	$496,624	$504,093
4.964%, (30 day Average SOFR + 2.310%), 05/01/2055 (A)	586,278	591,554
4.995%, (30 day Average SOFR + 2.050%), 08/01/2055 (A)	202,412	205,497
5.000%, TBA (B)	2,600,000	2,593,500
5.050%, (30 day Average SOFR + 2.082%), 07/01/2055 (A)	606,373	616,153
5.224%, (30 day Average SOFR + 2.318%), 02/01/2055 (A)	933,092	949,999
5.372%, (30 day Average SOFR + 2.332%), 08/01/2054 (A)	833,636	852,197
5.500%, TBA (B)	8,800,000	8,922,719
5.500%, 02/01/2054 to 07/01/2055	16,593,688	16,906,524
5.590%, (30 day Average SOFR + 2.094%), 12/01/2053 (A)	373,147	382,781
5.595%, (30 day Average SOFR + 2.060%), 08/01/2055 (A)	588,501	603,249
5.770%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.604%), 03/01/2050 (A)	522,259	534,295
6.000%, 12/01/2053 to 11/01/2055	12,204,032	12,687,759
6.500%, 12/01/2053 to 11/01/2055	2,040,601	2,167,925
Government National Mortgage Association
2.500%, 12/20/2037 to 07/20/2050	4,308,012	3,811,693
3.000%, 06/20/2043 to 10/20/2050	3,470,874	3,149,936
3.500%, 04/20/2048	317,123	298,607
4.000%, 08/20/2052	6,156,040	5,869,062
5.500%, TBA (B)	2,500,000	2,524,131
5.500%, 08/20/2055	2,803,014	2,834,421
6.000%, 01/20/2053 to 07/20/2055	3,678,078	3,774,259
		225,323,615
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $426,390,069)		$425,310,547
FOREIGN GOVERNMENT OBLIGATIONS – 1.3%
Australia – 0.1%
Export Finance & Insurance Corp. 4.625%, 10/26/2027 (C)(D)	845,000	859,678
Indonesia – 0.2%
Republic of Indonesia
4.300%, 04/16/2031 (D)	750,000	748,255
4.900%, 04/16/2036	743,000	741,600
		1,489,855
Israel – 0.1%
State of Israel
3.875%, 07/03/2050	299,000	218,853
5.750%, 03/12/2054	427,000	410,777
		629,630
Kuwait – 0.5%
State of Kuwait
4.016%, 10/09/2028 (C)	1,245,000	1,246,550
4.136%, 10/09/2030 (C)	1,915,000	1,914,194
4.652%, 10/09/2035 (C)	704,000	703,028
		3,863,772
Mexico – 0.3%
Government of Mexico
3.500%, 02/12/2034	304,000	262,808
4.400%, 02/12/2052	205,000	149,343
Core Bond Trust (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
Government of Mexico (continued)
4.600%, 01/23/2046	$348,000	$273,180
4.600%, 02/10/2048	373,000	288,143
4.750%, 03/08/2044	358,000	294,992
5.375%, 03/22/2033	1,298,000	1,286,318
		2,554,784
Paraguay – 0.1%
Republic of Paraguay 5.400%, 03/30/2050 (C)	911,000	851,256
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $10,172,689)		$10,248,975
CORPORATE BONDS – 24.2%
Communication services – 1.9%
Alphabet, Inc.
4.375%, 11/15/2032	339,000	340,150
4.700%, 11/15/2035	792,000	792,194
5.250%, 05/15/2055	373,000	357,254
5.300%, 05/15/2065	373,000	350,800
5.450%, 11/15/2055	294,000	288,404
AT&T, Inc.
3.500%, 06/01/2041	248,000	195,076
3.500%, 09/15/2053	384,000	256,982
3.550%, 09/15/2055	384,000	255,607
3.650%, 09/15/2059	243,000	160,249
3.800%, 12/01/2057	338,000	232,491
4.900%, 11/01/2035	459,000	453,336
5.550%, 11/01/2045	367,000	353,431
5.700%, 11/01/2054	367,000	352,014
Charter Communications Operating LLC
3.500%, 06/01/2041	133,000	94,601
3.500%, 03/01/2042	651,000	451,625
3.900%, 06/01/2052	189,000	121,985
5.250%, 04/01/2053	319,000	252,280
5.500%, 04/01/2063	136,000	107,162
5.850%, 12/01/2035	495,000	493,799
6.700%, 12/01/2055	486,000	465,971
Comcast Corp.
2.987%, 11/01/2063	290,000	156,860
4.049%, 11/01/2052	250,000	182,866
5.350%, 05/15/2053	113,000	101,504
Meta Platforms, Inc.
4.200%, 11/15/2030	976,000	978,062
4.600%, 11/15/2032	680,000	685,467
4.875%, 11/15/2035	907,000	905,785
5.400%, 08/15/2054	471,000	438,179
5.500%, 11/15/2045	227,000	220,421
5.550%, 08/15/2064	719,000	666,941
5.625%, 11/15/2055	227,000	217,868
5.750%, 11/15/2065	227,000	216,445
Verizon Communications, Inc.
2.987%, 10/30/2056	389,000	231,430
4.750%, 01/15/2033	456,000	455,643
5.000%, 01/15/2036	456,000	452,129
5.250%, 04/02/2035	1,208,000	1,227,797
5.750%, 11/30/2045	308,000	305,800
5.875%, 11/30/2055	608,000	600,705
6.000%, 11/30/2065	608,000	600,067
		15,019,380
Consumer discretionary – 1.2%
Amazon.com, Inc.
3.900%, 11/20/2028	531,000	532,625
4.100%, 11/20/2030	531,000	531,579
4.350%, 03/20/2033	664,000	661,827
4.650%, 11/20/2035	912,000	908,312

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Amazon.com, Inc. (continued)
5.450%, 11/20/2055	$385,000	$375,769
5.550%, 11/20/2065	385,000	373,449
Dick's Sporting Goods, Inc. 4.100%, 01/15/2052	501,000	366,060
Ford Motor Credit Company LLC 2.900%, 02/10/2029	1,274,000	1,197,240
General Motors Financial Company, Inc. 2.700%, 06/10/2031	985,000	891,927
Hyundai Capital America
4.500%, 09/18/2030 (C)	344,000	344,031
5.150%, 03/27/2030 (C)	383,000	392,360
Lowe's Companies, Inc.
3.500%, 04/01/2051	313,000	217,237
4.250%, 03/15/2031	618,000	615,413
4.250%, 04/01/2052	577,000	454,597
4.850%, 10/15/2035	575,000	570,309
McDonald's Corp. 6.300%, 03/01/2038	395,000	437,004
MercadoLibre, Inc. 4.900%, 01/15/2033	539,000	533,658
The Home Depot, Inc. 3.625%, 04/15/2052	252,000	183,924
		9,587,321
Consumer staples – 1.3%
Altria Group, Inc. 3.875%, 09/16/2046	211,000	158,578
Anheuser-Busch Companies LLC 4.700%, 02/01/2036	1,359,000	1,345,199
Anheuser-Busch InBev Worldwide, Inc. 5.450%, 01/23/2039	264,000	273,307
BAT Capital Corp.
4.540%, 08/15/2047	548,000	454,581
6.250%, 08/15/2055	388,000	400,100
7.081%, 08/02/2053	143,000	162,128
Bunge, Ltd. Finance Corp. 5.150%, 08/04/2035	683,000	693,793
Imperial Brands Finance PLC 5.625%, 07/01/2035 (C)	526,000	539,970
JBS USA Lux SA
3.000%, 05/15/2032	510,000	457,803
3.625%, 01/15/2032	687,000	642,876
5.750%, 04/01/2033	170,000	177,601
6.375%, 04/15/2066 (C)	136,000	135,412
6.500%, 12/01/2052	356,000	367,011
7.250%, 11/15/2053	543,000	607,847
PepsiCo, Inc.
4.100%, 01/15/2029	665,000	668,644
4.300%, 07/23/2030	368,000	371,791
Philip Morris International, Inc.
4.125%, 04/28/2028	1,147,000	1,152,096
4.375%, 04/30/2030	971,000	976,986
4.875%, 04/30/2035	1,029,000	1,032,334
		10,618,057
Energy – 1.1%
Aker BP ASA
5.250%, 10/30/2035 (C)	924,000	902,693
5.800%, 10/01/2054 (C)	157,000	142,743
Chevron USA, Inc. 4.300%, 10/15/2030	473,000	477,570
Energy Transfer LP
5.250%, 07/01/2029	659,000	678,161
5.300%, 04/15/2047	264,000	234,267
5.700%, 04/01/2035	771,000	798,083
5.950%, 05/15/2054	1,061,000	1,005,458
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Energy Transfer LP (continued)
6.000%, 02/01/2029 (C)	$478,000	$483,206
6.050%, 09/01/2054	270,000	259,663
EOG Resources, Inc. 4.400%, 01/15/2031	769,000	771,992
Equinor ASA
4.500%, 09/03/2030	227,000	230,285
4.750%, 11/14/2035	522,000	519,304
5.125%, 06/03/2035	227,000	233,121
Galaxy Pipeline Assets Bidco, Ltd.
2.160%, 03/31/2034 (C)(D)	513,205	464,493
2.625%, 03/31/2036 (C)	459,000	404,515
Kinder Morgan, Inc. 5.150%, 06/01/2030	128,000	132,352
ONEOK, Inc.
5.050%, 11/01/2034	136,000	134,786
5.700%, 11/01/2054	565,000	526,544
5.850%, 11/01/2064	105,000	98,513
6.250%, 10/15/2055	341,000	341,720
		8,839,469
Financials – 7.4%
American Express Company
4.918%, (4.918% to 7-20-32, then Overnight SOFR + 1.220%), 07/20/2033	779,000	792,786
5.442%, (5.442% to 1-30-35, then SOFR Compounded Index + 1.320%), 01/30/2036	467,000	485,059
Ares Management Corp. 5.600%, 10/11/2054	394,000	373,195
Banco Santander SA
4.551%, 11/06/2030	800,000	800,848
5.127%, 11/06/2035	400,000	399,861
Bank of America Corp. 1.734%, (1.734% to 7-22-26, then Overnight SOFR + 0.960%), 07/22/2027	310,000	306,045
Blackstone Reg Finance Company LLC
4.300%, 11/03/2030	481,000	480,729
4.950%, 02/15/2036	284,000	281,924
Brookfield Asset Management, Ltd.
4.653%, 11/15/2030	683,000	687,895
5.298%, 01/15/2036	456,000	455,451
6.077%, 09/15/2055	268,000	273,950
CaixaBank SA
4.634%, (4.634% to 7-3-28, then Overnight SOFR + 1.140%), 07/03/2029 (C)	862,000	870,572
4.885%, (4.885% to 7-3-30, then Overnight SOFR + 1.360%), 07/03/2031 (C)	862,000	873,894
5.581%, (5.581% to 7-3-35, then Overnight SOFR + 1.790%), 07/03/2036 (C)	519,000	533,246
Canadian Imperial Bank of Commerce
4.243%, (4.243% to 9-8-27, then SOFR Compounded Index + 0.600%), 09/08/2028	805,000	808,077
4.580%, (4.580% to 9-8-30, then SOFR Compounded Index + 1.170%), 09/08/2031	862,000	868,570
Capital One Financial Corp.
5.197%, (5.197% to 9-11-35, then Overnight SOFR + 1.630%), 09/11/2036	674,000	670,600

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Capital One Financial Corp. (continued)
6.051%, (6.051% to 2-1-34, then Overnight SOFR + 2.260%), 02/01/2035	$1,011,000	$1,076,199
Citigroup, Inc.
4.503%, (4.503% to 9-11-30, then Overnight SOFR + 1.171%), 09/11/2031	986,000	989,051
4.542%, (4.542% to 9-19-29, then Overnight SOFR + 1.338%), 09/19/2030	426,000	429,388
4.786%, (4.786% to 3-4-28, then Overnight SOFR + 0.870%), 03/04/2029	920,000	933,182
4.952%, (4.952% to 5-7-30, then Overnight SOFR + 1.463%), 05/07/2031	681,000	695,563
5.174%, (5.174% to 9-11-35, then Overnight SOFR + 1.488%), 09/11/2036	641,000	646,992
5.333%, (5.333% to 3-27-35, then Overnight SOFR + 1.465%), 03/27/2036	927,000	948,274
5.612%, (5.612% to 3-4-55, then Overnight SOFR + 1.746%), 03/04/2056	631,000	628,314
5.827%, (5.827% to 2-13-34, then Overnight SOFR + 2.056%), 02/13/2035	287,000	298,253
6.020%, (6.020% to 1-24-35, then Overnight SOFR + 1.830%), 01/24/2036	788,000	825,344
Credit Agricole SA 4.818%, (4.818% to 9-25-32, then Overnight SOFR + 1.360%), 09/25/2033 (C)	667,000	666,128
FS KKR Capital Corp. 6.125%, 01/15/2030 (D)	517,000	508,895
HSBC Holdings PLC
4.619%, (4.619% to 11-6-30, then Overnight SOFR + 1.190%), 11/06/2031	743,000	745,291
5.133%, (5.133% to 11-6-35, then Overnight SOFR + 1.430%), 11/06/2036	419,000	420,146
JPMorgan Chase & Co. 4.810%, (4.810% to 10-22-35, then Overnight SOFR + 1.190%), 10/22/2036	406,000	403,143
Lloyds Banking Group PLC
4.425%, (4.425% to 11-4-30, then 1 Year CMT + 0.820%), 11/04/2031	742,000	739,685
4.943%, (4.943% to 11-4-35, then 1 Year CMT + 0.970%), 11/04/2036	600,000	593,622
Mitsubishi UFJ Financial Group, Inc.
4.527%, (4.527% to 9-12-30, then 1 Year CMT + 0.800%), 09/12/2031	750,000	754,039
5.188%, (5.188% to 9-12-35, then 5 Year CMT + 0.930%), 09/12/2036	755,000	767,087
Morgan Stanley
4.133%, (4.133% to 10-18-28, then Overnight SOFR + 0.913%), 10/18/2029	1,455,000	1,454,531
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (continued)
4.892%, (4.892% to 10-22-35, then Overnight SOFR + 1.314%), 10/22/2036	$790,000	$783,007
4.994%, (4.994% to 4-12-28, then Overnight SOFR + 1.380%), 04/12/2029	1,335,000	1,361,442
5.042%, (5.042% to 7-19-29, then Overnight SOFR + 1.215%), 07/19/2030	548,000	561,857
5.449%, (5.449% to 7-20-28, then Overnight SOFR + 1.630%), 07/20/2029	512,000	528,358
5.831%, (5.831% to 4-19-34, then Overnight SOFR + 1.580%), 04/19/2035	1,195,000	1,269,875
Morgan Stanley Private Bank NA
4.204%, (4.204% to 11-17-27, then Overnight SOFR + 0.780%), 11/17/2028	1,625,000	1,630,077
4.465%, (4.465% to 11-19-30, then Overnight SOFR + 1.020%), 11/19/2031	3,078,000	3,086,058
4.466%, (4.466% to 7-6-27, then Overnight SOFR + 0.770%), 07/06/2028	807,000	812,436
4.734%, (4.734% to 7-18-30, then Overnight SOFR + 1.080%), 07/18/2031	2,458,000	2,491,669
MSD Investment Corp. 6.125%, 02/05/2031 (C)	539,000	535,033
Oaktree Specialty Lending Corp. 6.340%, 02/27/2030 (D)	447,000	448,269
PNC Bank NA 4.429%, (4.429% to 7-21-27, then Overnight SOFR + 0.727%), 07/21/2028	1,066,000	1,073,130
Protective Life Corp.
4.700%, 01/15/2031 (C)	663,000	665,089
5.350%, 12/15/2035 (C)	410,000	414,562
Royal Bank of Canada 4.696%, (4.696% to 8-6-30, then Overnight SOFR + 1.060%), 08/06/2031	912,000	923,725
State Street Corp.
4.729%, 02/28/2030	1,052,000	1,076,546
4.784%, (4.784% to 10-23-35, then Overnight SOFR + 1.215%), 10/23/2036	264,000	262,626
Sumitomo Mitsui Trust Group, Inc. 5.416%, (5.416% to 9-11-35, then Overnight SOFR + 1.650%), 09/11/2036 (C)	528,000	529,953
The Bank of New York Mellon Corp. 4.942%, (4.942% to 2-11-30, then Overnight SOFR + 0.887%), 02/11/2031	743,000	764,022
The Charles Schwab Corp.
4.343%, (4.343% to 11-14-30, then Overnight SOFR + 0.940%), 11/14/2031	1,228,000	1,226,166
4.914%, (4.914% to 11-14-35, then Overnight SOFR + 1.230%), 11/14/2036	1,071,000	1,063,808

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc.
4.153%, (4.153% to 10-21-28, then Overnight SOFR + 0.900%), 10/21/2029	$1,698,000	$1,697,620
4.369%, (4.369% to 10-21-30, then Overnight SOFR + 1.060%), 10/21/2031	1,142,000	1,139,278
4.692%, (4.692% to 10-23-29, then Overnight SOFR + 1.135%), 10/23/2030	787,000	797,738
4.939%, (4.939% to 10-21-35, then Overnight SOFR + 1.330%), 10/21/2036	779,000	773,330
5.049%, (5.049% to 7-23-29, then Overnight SOFR + 1.210%), 07/23/2030	406,000	415,993
5.207%, (5.207% to 1-28-30, then Overnight SOFR + 1.078%), 01/28/2031	1,039,000	1,072,919
5.218%, (5.218% to 4-23-30, then Overnight SOFR + 1.580%), 04/23/2031	1,329,000	1,372,654
5.330%, (5.330% to 7-23-34, then Overnight SOFR + 1.550%), 07/23/2035	808,000	830,186
The PNC Financial Services Group, Inc.
4.812%, (4.812% to 10-21-31, then Overnight SOFR + 1.259%), 10/21/2032	603,000	613,658
5.373%, (5.373% to 7-21-35, then Overnight SOFR + 1.417%), 07/21/2036	342,000	351,742
The Toronto-Dominion Bank 4.928%, 10/15/2035	687,000	686,493
Truist Bank 4.420%, (4.420% to 7-24-27, then Overnight SOFR + 0.770%), 07/24/2028	1,069,000	1,075,123
UBS Group AG
4.151%, (4.151% to 12-23-28, then Overnight SOFR + 0.840%), 12/23/2029 (C)	519,000	518,466
4.398%, (4.398% to 9-23-30, then Overnight SOFR + 1.060%), 09/23/2031 (C)	627,000	623,950
5.010%, (5.010% to 3-23-36, then Overnight SOFR + 1.340%), 03/23/2037 (C)	757,000	750,323
5.528%, (5.528% to 5-6-46, then Overnight SOFR + 1.490%), 05/06/2047 (C)	594,000	586,157
		59,299,167
Health care – 2.6%
AbbVie, Inc.
3.200%, 11/21/2029	964,000	934,864
4.050%, 11/21/2039	274,000	244,590
4.250%, 11/21/2049	951,000	783,201
4.550%, 03/15/2035	113,000	111,246
4.800%, 03/15/2027	654,000	660,850
4.875%, 03/15/2030	526,000	541,952
4.950%, 03/15/2031	392,000	405,325
5.050%, 03/15/2034	512,000	526,176
5.200%, 03/15/2035	314,000	324,740
Alcon Finance Corp. 5.375%, 12/06/2032 (C)	776,000	810,637
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Amgen, Inc.
5.600%, 03/02/2043	$377,000	$379,093
5.650%, 03/02/2053	118,000	115,545
CVS Health Corp.
4.300%, 03/25/2028	539,000	540,785
4.780%, 03/25/2038	420,000	396,443
5.050%, 03/25/2048	1,140,000	1,004,967
5.550%, 06/01/2031	519,000	543,168
5.700%, 06/01/2034	532,000	557,492
Eli Lilly & Company
4.200%, 08/14/2029	822,000	829,967
4.250%, 03/15/2031	794,000	799,887
4.600%, 08/14/2034	465,000	466,348
4.700%, 02/09/2034	255,000	258,517
4.900%, 02/12/2032	199,000	205,701
5.050%, 08/14/2054	63,000	59,010
5.100%, 02/12/2035	147,000	151,943
5.500%, 02/12/2055	327,000	327,279
5.550%, 10/15/2055	165,000	166,090
5.600%, 02/12/2065	361,000	361,989
Gilead Sciences, Inc. 4.000%, 09/01/2036	264,000	245,637
HCA, Inc.
5.250%, 06/15/2049	336,000	303,668
5.500%, 03/01/2032	896,000	933,693
5.900%, 06/01/2053	196,000	191,896
6.200%, 03/01/2055	266,000	271,091
Merck & Company, Inc.
2.350%, 06/24/2040	219,000	157,771
4.450%, 12/04/2032 (D)	467,000	467,651
4.750%, 12/04/2035	351,000	349,688
5.550%, 12/04/2055	222,000	219,033
Pfizer, Inc.
3.875%, 11/15/2027	531,000	532,741
4.200%, 11/15/2030	756,000	759,502
4.500%, 11/15/2032	614,000	615,414
4.875%, 11/15/2035	318,000	318,951
Roche Holdings, Inc.
4.075%, 12/02/2030 (C)	503,000	501,722
4.374%, 12/02/2032 (C)	691,000	688,334
UnitedHealth Group, Inc.
3.050%, 05/15/2041	121,000	91,742
5.500%, 07/15/2044	316,000	313,653
5.625%, 07/15/2054	711,000	697,361
5.875%, 02/15/2053	477,000	480,980
		20,648,333
Industrials – 2.7%
Caterpillar Financial Services Corp.
4.375%, 08/16/2029	293,000	297,019
5.000%, 05/14/2027	786,000	799,034
Crowley Conro LLC 4.181%, 08/15/2043	407,885	374,468
Deere & Company 5.700%, 01/19/2055	546,000	564,319
Delta Air Lines, Inc.
4.750%, 10/20/2028 (C)	851,000	856,168
4.950%, 07/10/2028	1,051,000	1,069,900
5.250%, 07/10/2030	1,182,000	1,214,584
Eaton Capital ULC 4.450%, 05/09/2030	349,000	352,655
Embraer Netherlands Finance BV
5.400%, 01/09/2038	403,000	398,083
5.980%, 02/11/2035	418,000	444,188
General Electric Company
4.300%, 07/29/2030	798,000	804,781

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
General Electric Company (continued)
4.900%, 01/29/2036	$726,000	$737,087
Howmet Aerospace, Inc. 4.850%, 10/15/2031	350,000	359,122
John Deere Capital Corp.
4.150%, 09/15/2027	515,000	518,982
4.500%, 01/08/2027	650,000	654,920
4.650%, 01/07/2028	458,000	465,878
4.850%, 06/11/2029	85,000	87,343
5.150%, 09/08/2026	481,000	485,306
Norfolk Southern Corp. 5.100%, 05/01/2035	456,000	465,745
Northrop Grumman Corp.
4.650%, 07/15/2030	375,000	381,663
5.250%, 07/15/2035	348,000	360,263
Novartis Capital Corp.
4.100%, 11/05/2030	609,000	608,351
4.600%, 11/05/2035	1,008,000	998,682
Siemens Funding BV
4.350%, 05/26/2028 (C)	855,000	865,345
4.600%, 05/28/2030 (C)	570,000	581,685
4.900%, 05/28/2032 (C)	688,000	709,864
5.200%, 05/28/2035 (C)	688,000	713,731
5.800%, 05/28/2055 (C)	348,000	363,807
Southwest Airlines Company 5.250%, 11/15/2035	793,000	775,518
The Boeing Company
5.805%, 05/01/2050	456,000	448,519
6.858%, 05/01/2054	273,000	306,617
Uber Technologies, Inc.
4.150%, 01/15/2031	687,000	684,459
4.800%, 09/15/2034	665,000	664,807
4.800%, 09/15/2035	458,000	455,581
5.350%, 09/15/2054	312,000	297,546
Union Pacific Corp. 5.600%, 12/01/2054	205,000	204,338
Verisk Analytics, Inc.
4.500%, 08/15/2030	454,000	457,435
5.125%, 02/15/2036	507,000	509,315
		21,337,108
Information technology – 2.1%
Apple, Inc.
2.375%, 02/08/2041	188,000	135,598
2.650%, 05/11/2050	260,000	162,536
3.950%, 08/08/2052	495,000	392,645
4.000%, 05/12/2028	394,000	397,303
4.200%, 05/12/2030	678,000	685,882
Broadcom, Inc.
4.150%, 02/15/2028	643,000	645,177
4.550%, 02/15/2032	655,000	656,826
4.600%, 07/15/2030	858,000	871,755
4.800%, 10/15/2034	917,000	918,763
4.900%, 07/15/2032	536,000	547,257
4.926%, 05/15/2037 (C)	369,000	364,206
5.050%, 07/12/2029	943,000	970,891
5.150%, 11/15/2031	874,000	906,731
5.200%, 07/15/2035	279,000	285,854
Cadence Design Systems, Inc.
4.200%, 09/10/2027	222,000	223,205
4.300%, 09/10/2029	1,090,000	1,095,577
Cisco Systems, Inc. 5.500%, 02/24/2055	464,000	458,765
Flex, Ltd.
5.250%, 01/15/2032	186,000	189,594
5.375%, 11/13/2035	399,000	398,062
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Foundry JV Holdco LLC
5.500%, 01/25/2031 (C)	$405,000	$418,039
5.900%, 01/25/2033 (C)	369,000	386,102
Intel Corp.
2.800%, 08/12/2041	222,000	155,057
3.250%, 11/15/2049	130,000	83,049
5.625%, 02/10/2043	148,000	142,151
5.900%, 02/10/2063	194,000	181,410
Oracle Corp.
4.000%, 07/15/2046	448,000	310,549
4.800%, 09/26/2032	419,000	404,512
5.200%, 09/26/2035	278,000	266,346
5.375%, 09/27/2054	339,000	274,174
5.550%, 02/06/2053	282,000	234,026
5.875%, 09/26/2045	539,000	486,784
6.000%, 08/03/2055	780,000	687,795
Synopsys, Inc.
4.650%, 04/01/2028	394,000	399,310
4.850%, 04/01/2030	564,000	576,043
5.000%, 04/01/2032	451,000	460,521
5.150%, 04/01/2035	401,000	407,555
5.700%, 04/01/2055	319,000	316,445
Texas Instruments, Inc.
5.000%, 03/14/2053	309,000	283,411
5.050%, 05/18/2063	139,000	124,251
5.150%, 02/08/2054	115,000	108,371
		17,012,528
Materials – 0.1%
Eagle Materials, Inc. 5.000%, 03/15/2036	681,000	667,061
Suzano Netherlands BV 5.500%, 01/15/2036	238,000	235,948
		903,009
Real estate – 1.3%
Agree LP
2.000%, 06/15/2028	403,000	383,952
2.600%, 06/15/2033	110,000	94,874
4.800%, 10/01/2032	242,000	243,501
5.600%, 06/15/2035	395,000	413,472
American Homes 4 Rent LP
3.625%, 04/15/2032	445,000	420,315
4.300%, 04/15/2052	199,000	158,088
4.950%, 06/15/2030	339,000	345,784
5.500%, 07/15/2034	181,000	186,979
Brixmor Operating Partnership LP
2.500%, 08/16/2031	426,000	382,905
4.850%, 02/15/2033	188,000	188,398
CBRE Services, Inc.
4.900%, 01/15/2033	398,000	399,912
5.500%, 06/15/2035	343,000	354,093
Equinix Europe 2 Financing Corp. LLC 4.600%, 11/15/2030	567,000	568,709
Essex Portfolio LP 2.550%, 06/15/2031	230,000	208,651
FIBRA Prologis 5.500%, 11/26/2035 (C)	414,000	415,656
Invitation Homes Operating Partnership LP
2.000%, 08/15/2031	77,000	67,256
4.150%, 04/15/2032	443,000	429,989
4.950%, 01/15/2033	451,000	457,549
Kimco Realty OP LLC
4.850%, 03/01/2035	354,000	352,486
5.300%, 02/01/2036	407,000	416,762

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Realty Income Corp.
2.100%, 03/15/2028	$250,000	$240,033
2.850%, 12/15/2032	322,000	288,826
3.400%, 01/15/2030	267,000	259,481
3.950%, 02/01/2029	405,000	403,600
4.500%, 02/01/2033	345,000	341,296
Regency Centers LP
2.950%, 09/15/2029	609,000	584,032
5.000%, 07/15/2032	384,000	393,156
5.250%, 01/15/2034	522,000	536,668
Store Capital LLC
2.700%, 12/01/2031	155,000	136,888
2.750%, 11/18/2030	312,000	284,050
		9,957,361
Utilities – 2.5%
American Transmission Systems, Inc. 2.650%, 01/15/2032 (C)	161,000	144,867
Arizona Public Service Company 5.900%, 08/15/2055	451,000	458,546
Baltimore Gas & Electric Company
2.250%, 06/15/2031	345,000	311,595
5.450%, 06/01/2035	453,000	469,366
CenterPoint Energy Houston Electric LLC
3.600%, 03/01/2052	255,000	185,569
4.950%, 08/15/2035	546,000	549,890
Chile Electricity Lux MPC II Sarl
5.580%, 10/20/2035 (C)	336,262	344,606
5.672%, 10/20/2035 (C)	512,620	532,376
Consolidated Edison Company of New York, Inc.
3.200%, 12/01/2051	77,000	51,128
3.700%, 11/15/2059	131,000	91,464
Consumers Energy Company
4.500%, 01/15/2031	678,000	685,470
5.050%, 05/15/2035	501,000	509,659
DTE Electric Company
2.950%, 03/01/2050	402,000	264,709
3.650%, 03/01/2052	184,000	135,461
Duke Energy Carolinas LLC
2.550%, 04/15/2031	157,000	144,521
2.850%, 03/15/2032	428,000	391,952
3.550%, 03/15/2052	312,000	224,155
5.350%, 01/15/2053	302,000	289,716
Duke Energy Corp.
3.500%, 06/15/2051	214,000	148,206
4.950%, 09/15/2035	265,000	262,777
Duke Energy Florida LLC
2.400%, 12/15/2031	344,000	310,773
4.200%, 12/01/2030	179,000	179,063
4.850%, 12/01/2035	366,000	364,403
Duke Energy Progress LLC
2.500%, 08/15/2050	348,000	202,882
3.700%, 10/15/2046	78,000	59,448
Entergy Arkansas LLC
2.650%, 06/15/2051	310,000	184,256
5.150%, 01/15/2033	517,000	534,517
Entergy Mississippi LLC 5.800%, 04/15/2055	337,000	338,995
Exelon Corp. 5.875%, 03/15/2055	519,000	520,441
FirstEnergy Pennsylvania Electric Company
3.250%, 03/15/2028 (C)	336,000	329,219
4.300%, 01/15/2029 (C)	405,000	405,042
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
FirstEnergy Pennsylvania Electric Company (continued)
5.200%, 04/01/2028 (C)	$265,000	$270,553
Georgia Power Company 4.850%, 03/15/2031	249,000	255,472
Jersey Central Power & Light Company
2.750%, 03/01/2032 (C)	379,000	340,443
4.150%, 01/15/2029 (C)	369,000	368,374
4.400%, 01/15/2031 (C)	616,000	613,770
5.100%, 01/15/2035	307,000	310,448
MidAmerican Energy Company
2.700%, 08/01/2052	299,000	182,720
5.500%, 11/15/2056	296,000	289,618
Mississippi Power Company
3.100%, 07/30/2051	413,000	269,579
4.250%, 03/15/2042	175,000	149,986
Northern States Power Company
5.050%, 05/15/2035	565,000	575,675
5.400%, 03/15/2054	209,000	202,607
5.650%, 06/15/2054	226,000	227,510
Ohio Edison Company 4.950%, 12/15/2029 (C)	339,000	346,666
Oncor Electric Delivery Company LLC
5.350%, 04/01/2035 (C)	184,000	189,698
5.800%, 04/01/2055 (C)	370,000	372,127
Pacific Gas & Electric Company
3.500%, 08/01/2050	131,000	88,333
3.950%, 12/01/2047	842,000	626,859
4.200%, 06/01/2041	200,000	166,623
4.950%, 07/01/2050	985,000	832,554
5.050%, 10/15/2032	579,000	582,229
6.100%, 10/15/2055	371,000	364,095
PECO Energy Company 2.850%, 09/15/2051	416,000	259,295
PPL Capital Funding, Inc. 5.250%, 09/01/2034	240,000	245,784
Public Service Company of Oklahoma 3.150%, 08/15/2051	233,000	153,193
Public Service Electric & Gas Company
1.900%, 08/15/2031	592,000	522,500
2.050%, 08/01/2050	96,000	51,832
2.700%, 05/01/2050	161,000	99,891
Southern California Edison Company 4.125%, 03/01/2048	37,000	28,082
Trans-Allegheny Interstate Line Company 5.000%, 01/15/2031 (C)	491,000	504,387
Virginia Electric & Power Company 2.950%, 11/15/2051	345,000	217,000
Wisconsin Electric Power Company 4.150%, 10/15/2030	495,000	494,348
		19,827,323
TOTAL CORPORATE BONDS (Cost $193,974,036)		$193,049,056
MUNICIPAL BONDS – 0.1%
Board of Regents of the University of Texas System 2.439%, 08/15/2049	215,000	133,823
North Texas Tollway Authority 6.718%, 01/01/2049	343,000	377,113

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
Ohio State University 4.800%, 06/01/2111	$41,000	$33,798
Port Authority of New York & New Jersey 4.458%, 10/01/2062	571,000	478,455
TOTAL MUNICIPAL BONDS (Cost $1,389,280)		$1,023,189
COLLATERALIZED MORTGAGE OBLIGATIONS – 14.1%
Commercial and residential – 1.5%
Angel Oak Mortgage Trust LLC Series 2021-6, Class A1 1.458%, 09/25/2066 (C)(E)	371,394	315,860
BANK
Series 2022-BNK44, Class A5, 5.743%, 11/15/2055 (E)	302,000	321,180
Series 2025-BNK51, Class A5, 5.290%, 12/25/2067	640,000	658,640
BANK5 Series 2025-5YR19, Class A3 5.270%, 12/15/2058	538,000	556,032
BBCMS Mortgage Trust
Series 2018-C2, Class ASB, 4.236%, 12/15/2051	112,041	112,118
Series 2021-C12, Class A5, 2.689%, 11/15/2054	201,000	180,165
Series 2022-C17, Class A5, 4.441%, 09/15/2055	256,000	252,503
Series 2025-5C33, Class A4, 5.839%, 03/15/2058	502,000	528,496
Series 2025-5C37, Class A3, 5.015%, 09/15/2058	126,000	128,894
Series 2025-5C38, Class A3, 5.146%, 11/15/2058	758,000	779,780
Series 2025-C35, Class A5, 5.586%, 07/15/2058 (E)	189,000	198,714
Benchmark Mortgage Trust Series 2021-B25, Class A4 2.268%, 04/15/2054	250,000	228,414
BMO Mortgage Trust
Series 2025-C11, Class A5, 5.687%, 02/15/2058	376,000	396,837
Series 2025-C12, Class A5, 5.871%, 06/15/2058 (E)	250,000	267,586
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (C)	103,391	101,738
BX Trust
Series 2025-VLT7, Class A (1 month CME Term SOFR + 1.700%), 5.450%, 07/15/2044 (A)(C)	479,000	479,742
Series 2025-VOLT, Class A (1 month CME Term SOFR + 1.700%), 5.450%, 12/15/2044 (A)(C)	885,000	885,550
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (C)(E)	469,917	399,057
Series 2021-4, Class A1, 1.397%, 10/25/2066 (C)(E)	519,872	445,737
CSAIL Commercial Mortgage Trust Series 2019-C16, Class ASB 3.142%, 06/15/2052	261,245	257,861
GS Mortgage Securities Trust Series 2020-GSA2, Class A4 1.721%, 12/12/2053	995,000	893,099
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class A3 3.393%, 12/15/2049	$134,483	$133,518
MFA Trust Series 2021-NQM2, Class A1 1.029%, 11/25/2064 (C)(E)	183,782	163,026
Morgan Stanley Capital I Trust Series 2020-HR8, Class A3 1.790%, 07/15/2053	372,479	337,396
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, 1.027%, 11/25/2055 (C)(E)	65,401	62,659
Series 2021-4, Class A1, 1.162%, 08/25/2056 (C)(E)	422,596	377,225
SWCH Commercial Mortgage Trust Series 2025-DATA, Class A (1 month CME Term SOFR + 1.443%) 5.193%, 02/15/2042 (A)(C)	749,000	742,026
Verus Securitization Trust
Series 2021-1, Class A1, 0.815%, 01/25/2066 (C)(E)	185,308	167,455
Series 2021-2, Class A1, 1.031%, 02/25/2066 (C)(E)	365,625	334,973
Series 2021-3, Class A1, 1.046%, 06/25/2066 (C)(E)	328,704	289,987
Series 2021-4, Class A1, 0.938%, 07/25/2066 (C)(E)	419,634	355,501
Series 2021-8, Class A1, 2.824%, 11/25/2066 (C)(E)	431,026	399,821
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (C)(E)	79,466	77,040
Series 2021-R3, Class A1, 1.020%, 04/25/2064 (C)(E)	142,958	136,846
		11,965,476
U.S. Government Agency – 12.6%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	743,664	686,167
Series 326, Class F2 (30 day Average SOFR + 0.664%), 4.648%, 03/15/2044 (A)	270,941	270,030
Series 3693, Class FC (30 day Average SOFR + 0.614%), 4.598%, 07/15/2040 (A)	174,529	173,398
Series 3919, Class FA (30 day Average SOFR + 0.614%), 4.598%, 09/15/2041 (A)	170,224	168,986
Series 3958, Class AF (30 day Average SOFR + 0.564%), 4.548%, 11/15/2041 (A)	156,239	154,861
Series 3975, Class FA (30 day Average SOFR + 0.604%), 4.588%, 12/15/2041 (A)	143,288	142,326
Series 3990, Class FG (30 day Average SOFR + 0.564%), 4.548%, 01/15/2042 (A)	178,697	177,197
Series 4059, Class FP (30 day Average SOFR + 0.564%), 4.548%, 06/15/2042 (A)	212,494	210,391
Series 4091, Class BX, 3.250%, 10/15/2041	360,021	342,500

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4091, Class EX, 3.375%, 07/15/2042	$230,205	$218,285
Series 4091, Class FN (30 day Average SOFR + 0.514%), 4.498%, 08/15/2042 (A)	208,949	206,229
Series 4091, Class MX, 3.250%, 02/15/2042	265,319	250,404
Series 4117, Class HB, 2.500%, 10/15/2042	234,650	212,684
Series 4160, Class HP, 2.500%, 01/15/2033	206,235	199,306
Series 4184, Class FN (30 day Average SOFR + 0.464%), 4.448%, 03/15/2043 (A)	124,464	122,605
Series 4240, Class FA (30 day Average SOFR + 0.614%), 4.598%, 08/15/2043 (A)	642,564	635,723
Series 4281, Class FA (30 day Average SOFR + 0.514%), 4.498%, 12/15/2043 (A)	96,261	95,406
Series 4290, Class LF (30 day Average SOFR + 0.514%), 4.498%, 07/15/2035 (A)	207,539	205,927
Series 4303, Class FA (30 day Average SOFR + 0.464%), 4.448%, 02/15/2044 (A)	174,518	172,048
Series 4427, Class CE, 3.000%, 02/15/2034	43,586	43,230
Series 4446, Class CP, 2.250%, 03/15/2045	297,942	269,788
Series 4582, Class HA, 3.000%, 09/15/2045	1,088,256	1,034,195
Series 4587, Class AF (30 day Average SOFR + 0.464%), 4.448%, 06/15/2046 (A)	290,540	288,292
Series 4604, Class FB (30 day Average SOFR + 0.514%), 4.498%, 08/15/2046 (A)	575,481	570,033
Series 4611, Class BF (30 day Average SOFR + 0.514%), 4.498%, 06/15/2041 (A)	2,186,972	2,165,657
Series 4620, Class LF (30 day Average SOFR + 0.514%), 4.498%, 10/15/2046 (A)	309,397	306,737
Series 4628, Class KF (30 day Average SOFR + 0.614%), 4.598%, 01/15/2055 (A)	355,287	348,089
Series 4709, Class FA (30 day Average SOFR + 0.414%), 4.398%, 08/15/2047 (A)	229,712	226,679
Series 4719, Class LA, 3.500%, 09/15/2047	327,762	308,828
Series 4719, Class LM, 3.000%, 09/15/2047	246,531	225,008
Series 4742, Class PA, 3.000%, 10/15/2047	650,610	600,686
Series 4753, Class BD, 3.000%, 01/15/2048	272,552	246,605
Series 4826, Class KF (30 day Average SOFR + 0.414%), 4.398%, 09/15/2048 (A)	216,007	211,475
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4854, Class FB (30 day Average SOFR + 0.414%), 4.398%, 01/15/2049 (A)	$581,822	$574,844
Series 4857, Class JA, 3.350%, 01/15/2049	913,408	884,395
Series 4880, Class DA, 3.000%, 05/15/2050	514,085	479,591
Series 4903, Class NF (30 day Average SOFR + 0.514%), 4.389%, 08/25/2049 (A)	193,824	190,845
Series 4927, Class BG, 3.000%, 11/25/2049	428,667	397,868
Series 4937, Class MD, 2.500%, 10/25/2049	422,261	377,459
Series 4940, Class AG, 3.000%, 05/15/2040	262,812	251,577
Series 4941, Class GA, 2.000%, 12/15/2047	246,081	208,526
Series 4954, Class LB, 2.500%, 02/25/2050	257,504	228,444
Series 4957, Class MY, 3.000%, 02/25/2050	317,000	268,088
Series 4988, Class KF (30 day Average SOFR + 0.464%), 4.339%, 07/25/2050 (A)	327,306	323,736
Series 4993, Class KF (30 day Average SOFR + 0.564%), 4.439%, 07/25/2050 (A)	1,998,216	1,950,006
Series 5004, Class FM (30 day Average SOFR + 0.464%), 4.339%, 08/25/2050 (A)	400,466	388,103
Series 5020, Class ET, 3.500%, 10/25/2050	386,060	357,599
Series 5058, Class BC, 5.000%, 11/25/2050	278,958	276,813
Series 5091, Class AB, 1.500%, 03/25/2051	746,427	613,969
Series 5092, Class HE, 2.000%, 02/25/2051	460,728	391,460
Series 5118, Class CA, 1.500%, 10/15/2033	436,380	407,711
Series 5119, Class QF (30 day Average SOFR + 0.200%), 4.074%, 06/25/2051 (A)	598,349	570,351
Series 5202, Class KA, 2.500%, 06/25/2049	409,154	370,835
Series 5202, Class TA, 2.500%, 12/25/2048	768,108	710,990
Series 5207, Class PA, 3.000%, 06/25/2051	593,372	537,409
Series 5217, Class CD, 2.500%, 07/25/2049	417,005	393,049
Series 5220, Class QK, 3.500%, 09/25/2050	824,810	800,442
Series 5228, Class TN, 3.500%, 07/25/2039	290,678	281,971
Series 5335, Class FB (30 day Average SOFR + 0.814%), 4.798%, 10/15/2039 (A)	753,273	755,593
Series 5396, Class HF (30 day Average SOFR + 0.950%), 4.824%, 04/25/2054 (A)	1,028,020	1,029,872

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 5399, Class FB (30 day Average SOFR + 0.900%), 4.774%, 04/25/2054 (A)	$610,343	$609,862
Series 5410, Class JY, 3.000%, 03/15/2044	484,000	418,755
Series 5451, Class FD (30 day Average SOFR + 0.514%), 4.498%, 01/15/2044 (A)	340,870	336,743
Series 5452, Class KY, 3.000%, 03/15/2044	519,000	453,738
Series 5529, Class HA, 3.000%, 03/15/2043	274,739	262,239
Series 5565, Class QA, 4.500%, 08/25/2055	1,324,103	1,322,333
Federal National Mortgage Association
Series 2010-107, Class FB (30 day Average SOFR + 0.524%), 4.399%, 09/25/2040 (A)	158,991	157,616
Series 2011-111, Class DB, 4.000%, 11/25/2041	366,612	357,484
Series 2011-117, Class AF (30 day Average SOFR + 0.564%), 4.439%, 11/25/2041 (A)	144,574	143,264
Series 2011-117, Class FA (30 day Average SOFR + 0.564%), 4.439%, 11/25/2041 (A)	334,304	331,385
Series 2011-127, Class FC (30 day Average SOFR + 0.564%), 4.439%, 12/25/2041 (A)	154,076	152,564
Series 2011-142, Class EF (30 day Average SOFR + 0.614%), 4.489%, 01/25/2042 (A)	174,512	173,262
Series 2011-55, Class FH (30 day Average SOFR + 0.554%), 4.429%, 06/25/2041 (A)	119,801	118,942
Series 2012-106, Class FA (30 day Average SOFR + 0.454%), 4.329%, 10/25/2042 (A)	135,673	134,137
Series 2012-12, Class FA (30 day Average SOFR + 0.614%), 4.489%, 02/25/2042 (A)	153,163	152,020
Series 2012-47, Class JF (30 day Average SOFR + 0.614%), 4.489%, 05/25/2042 (A)	205,553	203,993
Series 2013-11, Class AP, 1.500%, 01/25/2043	636,330	588,420
Series 2013-49, Class AP, 1.750%, 05/25/2043	191,400	167,144
Series 2014-25, Class EL, 3.000%, 05/25/2044	338,702	312,343
Series 2014-74, Class FC (30 day Average SOFR + 0.514%), 4.389%, 11/25/2044 (A)	174,729	172,370
Series 2015-32, Class FA (30 day Average SOFR + 0.414%), 4.289%, 05/25/2045 (A)	318,839	312,065
Series 2015-48, Class FB (30 day Average SOFR + 0.414%), 4.289%, 07/25/2045 (A)	375,743	367,937
Series 2015-72, Class GL, 3.000%, 10/25/2045	249,000	219,891
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2015-8, Class AP, 2.000%, 03/25/2045	$579,248	$524,487
Series 2015-84, Class PA, 1.700%, 08/25/2033	372,113	352,752
Series 2016-11, Class CF (30 day Average SOFR + 0.464%), 4.339%, 03/25/2046 (A)	159,445	157,713
Series 2016-11, Class FG (30 day Average SOFR + 0.464%), 4.339%, 03/25/2046 (A)	210,793	208,502
Series 2016-19, Class FD (30 day Average SOFR + 0.514%), 4.389%, 04/25/2046 (A)	966,816	959,214
Series 2016-22, Class FA (30 day Average SOFR + 0.514%), 4.389%, 04/25/2046 (A)	418,703	414,678
Series 2016-22, Class FG (30 day Average SOFR + 0.514%), 4.389%, 04/25/2046 (A)	366,203	362,610
Series 2016-48, Class MA, 2.000%, 06/25/2038	837,014	788,494
Series 2016-57, Class PC, 1.750%, 06/25/2046	1,964,835	1,691,616
Series 2016-64, Class BC, 1.750%, 09/25/2046	381,753	359,427
Series 2016-64, Class PE, 2.500%, 09/25/2046	281,000	217,655
Series 2016-69, Class BF (30 day Average SOFR + 0.514%), 4.389%, 10/25/2046 (A)	335,491	332,579
Series 2016-75, Class FE (30 day Average SOFR + 0.514%), 4.389%, 10/25/2046 (A)	254,207	252,129
Series 2016-78, Class FA (30 day Average SOFR + 0.514%), 4.389%, 03/25/2044 (A)	160,634	159,002
Series 2016-79, Class FH (30 day Average SOFR + 0.514%), 4.389%, 11/25/2046 (A)	257,947	255,796
Series 2016-82, Class FE (30 day Average SOFR + 0.514%), 4.389%, 11/25/2046 (A)	560,222	555,732
Series 2016-82, Class FH (30 day Average SOFR + 0.514%), 4.389%, 11/25/2046 (A)	520,889	516,031
Series 2016-84, Class FB (30 day Average SOFR + 0.514%), 4.389%, 11/25/2046 (A)	248,060	245,689
Series 2016-86, Class FE (30 day Average SOFR + 0.514%), 4.389%, 11/25/2046 (A)	650,748	644,444
Series 2016-88, Class CF (30 day Average SOFR + 0.564%), 4.439%, 12/25/2046 (A)	436,390	433,068
Series 2016-91, Class AF (30 day Average SOFR + 0.514%), 4.389%, 12/25/2046 (A)	225,109	223,460
Series 2017-11, Class FA (30 day Average SOFR + 0.514%), 4.389%, 03/25/2047 (A)	96,761	95,955

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2017-113, Class FB (30 day Average SOFR + 0.364%), 4.239%, 01/25/2048 (A)	$104,347	$102,959
Series 2017-12, Class FD (30 day Average SOFR + 0.514%), 4.389%, 03/25/2047 (A)	248,937	246,824
Series 2017-13, Class PA, 3.000%, 08/25/2046	387,684	365,707
Series 2017-23, Class FA (30 day Average SOFR + 0.514%), 4.389%, 04/25/2047 (A)	283,029	280,474
Series 2017-24, Class PG, 2.625%, 04/25/2047	998,110	886,285
Series 2017-26, Class FA (30 day Average SOFR + 0.464%), 4.339%, 04/25/2047 (A)	642,027	636,086
Series 2017-35, Class MC, 2.625%, 12/25/2044	197,899	193,127
Series 2017-82, Class FE (30 day Average SOFR + 0.364%), 4.239%, 10/25/2047 (A)	228,402	226,379
Series 2017-9, Class BF (30 day Average SOFR + 0.514%), 4.389%, 03/25/2047 (A)	309,875	307,235
Series 2017-9, Class DF (30 day Average SOFR + 0.514%), 4.389%, 03/25/2047 (A)	221,973	220,088
Series 2017-9, Class EF (30 day Average SOFR + 0.514%), 4.389%, 03/25/2047 (A)	115,008	114,055
Series 2017-96, Class FB (30 day Average SOFR + 0.414%), 4.289%, 12/25/2047 (A)	406,288	400,756
Series 2018-1, Class FA (30 day Average SOFR + 0.364%), 4.239%, 02/25/2048 (A)	131,339	129,644
Series 2018-14, Class KC, 3.000%, 03/25/2048	599,420	576,367
Series 2018-36, Class FD (30 day Average SOFR + 0.364%), 4.239%, 06/25/2048 (A)	526,491	520,425
Series 2018-38, Class MA, 3.300%, 06/25/2048	471,736	454,591
Series 2018-45, Class TM, 3.000%, 06/25/2048	381,512	346,551
Series 2018-55, Class GA, 3.375%, 08/25/2048	360,481	348,380
Series 2018-64, Class A, 3.000%, 09/25/2048	354,348	319,554
Series 2018-85, Class EA, 3.500%, 12/25/2048	263,470	257,523
Series 2019-13, Class PE, 3.000%, 03/25/2049	223,555	205,888
Series 2019-15, Class FA (30 day Average SOFR + 0.614%), 4.489%, 04/25/2049 (A)	192,653	189,568
Series 2019-25, Class PA, 3.000%, 05/25/2048	588,919	554,567
Series 2019-41, Class FG (30 day Average SOFR + 0.614%), 4.489%, 08/25/2059 (A)	493,618	484,340
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2019-43, Class FC (30 day Average SOFR + 0.514%), 4.389%, 08/25/2049 (A)	$375,435	$369,527
Series 2019-67, Class FB (30 day Average SOFR + 0.564%), 4.439%, 11/25/2049 (A)	209,508	206,534
Series 2019-81, Class LH, 3.000%, 12/25/2049	273,320	249,498
Series 2020-34, Class AG, 2.000%, 06/25/2035	721,196	690,754
Series 2020-48, Class AB, 2.000%, 07/25/2050	317,860	268,120
Series 2020-59, Class NC, 3.000%, 08/25/2040	417,186	393,315
Series 2021-27, Class EC, 1.500%, 05/25/2051	1,371,606	1,126,343
Series 2021-40, Class DW, 2.000%, 06/25/2041	93,287	83,875
Series 2021-78, Class ND, 1.500%, 11/25/2051	733,459	603,153
Series 2021-91, Class AB, 2.500%, 09/25/2049	475,903	430,081
Series 2021-95, Class CP, 1.500%, 08/25/2051	219,535	189,598
Series 2022-62, Class KA, 3.250%, 09/25/2052	282,284	266,928
Series 2022-89, Class AY, 3.000%, 02/25/2048	623,000	548,335
Series 2023-14, Class EJ, 2.750%, 04/25/2049	449,864	424,286
Series 2023-37, Class FH (30 day Average SOFR + 0.514%), 4.389%, 01/25/2050 (A)	771,787	760,568
Series 2023-38, Class FC (30 day Average SOFR + 0.664%), 4.539%, 06/25/2040 (A)	580,041	578,176
Series 2023-38, Class FD (30 day Average SOFR + 0.864%), 4.936%, 10/25/2039 (A)	180,781	177,193
Series 2024-64, Class KY, 3.000%, 12/25/2043	303,000	262,693
Series 2025-95, Class FC (30 day Average SOFR + 0.700%), 4.574%, 09/25/2052 (A)	1,226,828	1,218,668
Series 2025-98, Class PK, 4.500%, 08/25/2054	4,456,507	4,433,863
Government National Mortgage Association
Series 2010-163, Class NC, 4.000%, 12/20/2040	361,325	359,343
Series 2013-152, Class HA, 2.500%, 06/20/2043	414,369	387,207
Series 2014-133, Class BP, 2.250%, 09/20/2044	319,639	290,225
Series 2014-149, Class KP, 2.250%, 07/16/2044	275,287	255,330
Series 2014-181, Class L, 3.000%, 12/20/2044	293,703	268,344
Series 2015-144, Class CA, 2.500%, 10/20/2045	452,288	402,956
Series 2016-136, Class A, 3.000%, 07/20/2044	273,336	249,852

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2016-93, Class AB, 1.750%, 07/20/2044	$591,839	$502,800
Series 2017-139, Class GA, 3.000%, 09/20/2047	1,045,194	953,987
Series 2017-167, Class BQ, 2.500%, 08/20/2044	318,202	302,395
Series 2018-65, Class DC, 3.500%, 05/20/2048	409,251	382,967
Series 2020-63, Class UD, 1.750%, 04/20/2050	286,476	237,617
Series 2021-105, Class P, 1.750%, 06/20/2051	1,407,294	1,159,491
Series 2021-107, Class DB, 1.750%, 04/20/2051	1,327,217	1,095,430
Series 2021-135, Class A, 2.000%, 08/20/2051	325,660	272,547
Series 2021-160, Class NE, 2.000%, 09/20/2051	2,482,378	2,128,312
Series 2021-215, Class GA, 2.000%, 12/20/2051	2,150,406	1,888,525
Series 2021-225, Class YC, 2.000%, 12/20/2051	255,661	220,153
Series 2021-24, Class BC, 1.250%, 02/20/2051	456,376	360,469
Series 2021-27, Class BD, 5.000%, 02/20/2051	418,856	418,142
Series 2021-27, Class CW, 5.000%, 02/20/2051 (E)	530,929	530,083
Series 2021-27, Class NT, 5.000%, 02/20/2051	421,833	416,734
Series 2021-27, Class Q, 5.000%, 02/20/2051	376,069	375,304
Series 2021-8, Class CY, 5.000%, 01/20/2051	370,851	370,058
Series 2021-89, Class LK, 2.000%, 05/20/2051	786,339	654,357
Series 2022-138, Class PT, 2.500%, 10/20/2051	2,068,763	1,755,931
Series 2022-153, Class KA, 4.000%, 12/20/2049	409,665	404,916
Series 2022-197, Class LF (30 day Average SOFR + 0.700%), 4.618%, 11/20/2052 (A)	1,632,585	1,624,891
Series 2022-205, Class A, 2.000%, 09/20/2051	643,395	514,692
Series 2022-24, Class AH, 2.500%, 02/20/2052	139,841	120,916
Series 2022-31, Class GH, 2.500%, 12/20/2049	1,030,581	935,516
Series 2022-34, Class DN, 3.500%, 09/20/2041	820,563	791,653
Series 2022-46, Class LY, 3.000%, 03/20/2052	202,000	169,208
Series 2022-5, Class BA, 2.000%, 10/20/2049	1,643,167	1,443,457
Series 2022-50, Class CA, 3.000%, 03/20/2052	1,463,143	1,326,120
Series 2022-66, Class CG, 3.500%, 04/20/2052	889,785	854,575
Series 2022-78, Class HW, 2.500%, 04/20/2052	349,000	280,972
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2022-84, Class A, 2.500%, 01/20/2052	$510,321	$432,743
Series 2022-9, Class GA, 2.000%, 01/20/2052	376,644	314,791
Series 2023-81, Class YJ, 3.500%, 06/20/2053	1,780,000	1,562,561
Series 2024-110, Class JC, 3.000%, 09/20/2047	2,416,245	2,314,851
Series 2024-110, Class JL, 3.000%, 10/20/2049	540,000	470,011
Series 2024-45, Class BD, 2.000%, 03/20/2054	331,710	308,265
Series 2025-1, Class GC, 3.500%, 10/20/2051	6,081,776	5,880,580
Series 2025-7, Class EL, 2.500%, 01/20/2055	233,000	167,322
		100,536,341
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $112,974,309)		$112,501,817
ASSET-BACKED SECURITIES – 6.7%
Ally Auto Receivables Trust Series 2022-3, Class A4 5.070%, 10/16/2028	331,000	332,186
American Express Credit Account Master Trust
Series 2023-4, Class A 5.150%, 09/16/2030	772,000	797,873
Series 2025-2, Class A 4.280%, 04/15/2030	551,000	557,289
Series 2025-4, Class A 4.300%, 07/15/2030	1,034,000	1,047,414
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class A3 5.620%, 11/18/2027	89,745	90,011
Series 2023-2, Class A3 5.810%, 05/18/2028	428,054	430,890
AutoNation Finance Trust Series 2025-1A, Class A3 4.620%, 11/13/2029 (C)	518,000	522,746
Barclays Dryrock Issuance Trust Series 2025-1, Class A 3.970%, 07/15/2031	1,205,000	1,207,061
Capital One Multi-Asset Execution Trust Series 2025-A2, Class A 4.020%, 09/15/2032	269,000	269,054
Capital One Prime Auto Receivables Trust
Series 2025-1, Class A3 3.850%, 07/15/2030	472,000	472,220
Series 2025-1, Class A4 3.920%, 02/18/2031	465,000	464,398
CarMax Auto Owner Trust
Series 2025-2, Class A3 4.480%, 03/15/2030	1,223,000	1,236,308
Series 2025-3, Class A3 4.350%, 07/15/2030	729,000	735,286
Series 2025-3, Class A4 4.470%, 01/15/2031	494,000	500,019

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Chase Auto Owner Trust Series 2022-AA, Class A4 3.990%, 03/27/2028 (C)	$394,228	$394,109
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month CME Term SOFR + 1.764%) 5.496%, 11/26/2046 (A)(C)	163,314	164,731
Series 2018-A, Class A2 4.130%, 12/26/2047 (C)	126,512	125,006
Series 2019-A, Class A2 3.280%, 12/28/2048 (C)	236,762	227,677
Ford Credit Auto Lease Trust Series 2024-A, Class A4 5.050%, 06/15/2027	303,000	304,284
Ford Credit Auto Owner Trust
Series 2022-1, Class A 3.880%, 11/15/2034 (C)	1,005,000	1,005,106
Series 2022-D, Class A4 5.300%, 03/15/2028	299,000	301,375
Series 2024-D, Class A3 4.610%, 08/15/2029	300,000	303,300
Series 2025-1, Class A (4.860% to 2-15-30, then 9.710% thereafter) 4.860%, 08/15/2037 (C)	958,000	984,486
Series 2025-2, Class A (4.370% to 8-15-30, then 8.750% thereafter) 4.370%, 02/15/2038 (C)	457,000	460,766
Ford Credit Floorplan Master Owner Trust
Series 2024-3, Class A1 4.300%, 09/15/2029 (C)	1,688,000	1,701,614
Series 2025-1, Class A1 4.630%, 04/15/2030	1,276,000	1,297,187
GM Financial Automobile Leasing Trust Series 2023-3, Class A4 5.440%, 08/20/2027	48,132	48,155
GM Financial Consumer Automobile Receivables Trust
Series 2025-4, Class A3 3.840%, 02/18/2031	418,000	418,334
Series 2025-4, Class A4 3.930%, 04/16/2032	159,000	158,865
GM Financial Revolving Receivables Trust
Series 2024-1, Class A 4.980%, 12/11/2036 (C)	426,000	438,086
Series 2024-2, Class A 4.520%, 03/11/2037 (C)	424,000	430,911
Series 2025-1, Class A 4.640%, 12/11/2037 (C)	1,271,000	1,296,011
GMF Floorplan Owner Revolving Trust
Series 2024-4A, Class A1 4.730%, 11/15/2029 (C)	1,016,000	1,029,934
Series 2025-2A, Class A 4.640%, 03/15/2030 (C)	1,367,000	1,386,348
Honda Auto Receivables Owner Trust
Series 2025-3, Class A4 4.100%, 11/21/2031	712,000	715,670
Series 2025-4, Class A3 3.980%, 06/17/2030	753,000	756,998
Hyundai Auto Lease Securitization Trust Series 2025-B, Class A3 4.530%, 04/17/2028 (C)	1,021,000	1,030,219
Hyundai Auto Receivables Trust
Series 2022-A, Class A4 2.350%, 04/17/2028	118,921	118,719
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust (continued)
Series 2023-A, Class A4 4.480%, 07/17/2028	$599,000	$600,813
Series 2023-B, Class A3 5.480%, 04/17/2028	177,431	178,675
Mercedes-Benz Auto Receivables Trust
Series 2022-1, Class A4 5.250%, 02/15/2029	693,000	700,040
Series 2025-1, Class A3 4.780%, 12/17/2029	594,000	602,597
Navient Private Education Refi Loan Trust
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (C)	209,497	208,495
Series 2019-CA, Class A2 3.130%, 02/15/2068 (C)	94,646	93,698
Series 2019-D, Class A2A 3.010%, 12/15/2059 (C)	553,368	540,724
Series 2019-FA, Class A2 2.600%, 08/15/2068 (C)	282,758	273,635
Series 2020-EA, Class A 1.690%, 05/15/2069 (C)	52,282	49,374
Series 2020-GA, Class A 1.170%, 09/16/2069 (C)	203,869	192,417
Series 2021-BA, Class A 0.940%, 07/15/2069 (C)	136,609	125,154
Series 2021-CA, Class A 1.060%, 10/15/2069 (C)	490,531	449,825
Series 2021-EA, Class A 0.970%, 12/16/2069 (C)	833,405	751,643
Series 2021-FA, Class A 1.110%, 02/18/2070 (C)	541,938	483,149
Series 2021-GA, Class A 1.580%, 04/15/2070 (C)	135,269	122,873
Series 2022-A, Class A 2.230%, 07/15/2070 (C)	1,367,909	1,253,108
Navient Refinance Loan Trust Series 2025-C, Class A 4.800%, 10/15/2055 (C)	669,979	671,284
Navient Student Loan Trust Series 2021-3A, Class A1A 1.770%, 08/25/2070 (C)	593,776	523,120
Nelnet Student Loan Trust
Series 2004-4, Class A5 (90 day Average SOFR + 0.422%) 4.735%, 01/25/2037 (A)	149,474	149,181
Series 2005-1, Class A5 (90 day Average SOFR + 0.372%) 4.685%, 10/25/2033 (A)	835,060	829,273
Series 2005-2, Class A5 (90 day Average SOFR + 0.362%) 4.439%, 03/23/2037 (A)	770,568	765,137
Series 2005-3, Class A5 (90 day Average SOFR + 0.382%) 4.459%, 12/24/2035 (A)	505,682	502,716
Nissan Auto Receivables Owner Trust Series 2022-B, Class A4 4.450%, 11/15/2029	415,000	416,786
Santander Drive Auto Receivables Trust
Series 2024-3, Class A3 5.630%, 01/16/2029	366,458	367,922
Series 2025-2, Class A3 4.670%, 08/15/2029	661,000	664,620
Series 2025-3, Class A3 4.380%, 01/15/2030	799,000	802,824

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SBNA Auto Lease Trust Series 2024-C, Class A4 4.420%, 03/20/2029 (C)	$389,000	$391,089
SBNA Auto Receivables Trust
Series 2024-A, Class A3 5.320%, 12/15/2028 (C)	177,881	178,496
Series 2024-A, Class A4 5.210%, 04/16/2029 (C)	175,000	176,498
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3 4.950%, 05/21/2029 (C)	668,987	673,084
Series 2024-1A, Class A4 4.940%, 01/21/2031 (C)	153,000	155,366
Series 2024-2A, Class A3 5.330%, 11/20/2029 (C)	531,227	536,963
Series 2025-2A, Class A4 4.580%, 05/20/2031 (C)	484,000	490,506
Series 2025-3A, Class A3 4.120%, 04/21/2031 (C)	776,000	779,350
SMB Private Education Loan Trust Series 2021-A, Class APT1 1.070%, 01/15/2053 (C)	752,326	690,530
SoFi Professional Loan Program LLC Series 2021-B, Class AFX 1.140%, 02/15/2047 (C)	430,427	377,034
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA, Class A3 4.110%, 04/20/2029 (C)	806,000	807,158
Synchrony Card Funding LLC Series 2025-A2, Class A 4.490%, 05/15/2031	694,000	704,103
Synchrony Card Issuance Trust
Series 2025-A1, Class A 4.780%, 02/15/2031	927,000	942,853
Series 2025-A3, Class A 4.060%, 11/15/2031	1,475,000	1,481,921
T-Mobile US Trust Series 2024-2A, Class A 4.250%, 05/21/2029 (C)	1,769,000	1,777,409
Toyota Auto Receivables Owner Trust Series 2022-D, Class A4 5.430%, 04/17/2028	378,000	384,091
USB Auto Owner Trust
Series 2025-1A, Class A3 4.490%, 06/17/2030 (C)	590,000	594,798
Series 2025-1A, Class A4 4.620%, 12/16/2030 (C)	176,000	178,808
Verizon Master Trust
Series 2024-7, Class A 4.350%, 08/20/2032 (C)	1,456,000	1,468,095
Series 2025-10, Class A 4.280%, 10/20/2033 (C)	872,000	874,707
Series 2025-2, Class A 4.940%, 01/20/2033 (C)	1,557,000	1,603,368
Series 2025-4, Class A 4.760%, 03/21/2033 (C)	988,000	1,011,338
Volkswagen Auto Loan Enhanced Trust Series 2024-1, Class A3 4.630%, 07/20/2029	387,000	391,796
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
World Financial Network Credit Card Master Trust Series 2024-A, Class A 5.470%, 02/15/2031	$202,000	$205,988
World Omni Auto Receivables Trust Series 2025-C, Class A4 4.190%, 11/17/2031	438,000	441,143
TOTAL ASSET-BACKED SECURITIES (Cost $53,512,390)		$53,396,221
SHORT-TERM INVESTMENTS – 3.4%
Short-term funds – 3.4%
John Hancock Collateral Trust, 3.7477% (F)(G)	201,889	2,019,734
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.7239% (F)	25,088,214	25,088,214
TOTAL SHORT-TERM INVESTMENTS (Cost $27,107,934)		$27,107,948
Total Investments (Core Bond Trust) (Cost $825,520,707) – 103.0%		$822,637,753
Other assets and liabilities, net – (3.0%)		(23,702,814)
TOTAL NET ASSETS – 100.0%		$798,934,939
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed-delivery basis.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	All or a portion of this security is on loan as of 12-31-25.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	The rate shown is the annualized seven-day yield as of 12-31-25.
(G)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
High Yield Trust
		Shares or Principal Amount	Value
CORPORATE BONDS – 94.2%
Communication services – 16.2%
Altice Financing SA
5.750%, 08/15/2029 (A)		$468,000	$324,455
9.625%, 07/15/2027 (A)(B)		607,000	467,390
Altice France Lux 3 10.000%, 01/15/2033 (A)		119,600	109,635
Altice France Lux 3, Zero Coupon 0.000%, (A)(C)	EUR	500	80

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Altice France SA
6.875%, 07/15/2032 (A)	$340,497	$326,516
9.500%, 11/01/2029 (A)	337,393	347,029
AMC Entertainment Holdings, Inc. 7.500%, 02/15/2029 (A)(B)	209,000	182,862
ANGI Group LLC 3.875%, 08/15/2028 (A)	366,000	338,056
APLD ComputeCo LLC 9.250%, 12/15/2030 (A)	293,000	287,404
Arches Buyer, Inc. 6.125%, 12/01/2028 (A)	43,000	41,946
Cars.com, Inc. 6.375%, 11/01/2028 (A)	135,000	135,035
CCO Holdings LLC
4.250%, 02/01/2031 (A)	476,000	437,373
4.500%, 08/15/2030 (A)	991,000	933,038
5.125%, 05/01/2027 (A)	348,000	347,522
5.375%, 06/01/2029 (A)	1,212,000	1,198,328
6.375%, 09/01/2029 (A)	634,000	642,715
7.375%, 03/01/2031 (A)	854,000	871,496
Cinemark USA, Inc. 7.000%, 08/01/2032 (A)	125,000	129,713
Cipher Compute LLC 7.125%, 11/15/2030 (A)	125,000	127,310
Clear Channel Outdoor Holdings, Inc.
7.125%, 02/15/2031 (A)	173,000	181,156
7.500%, 06/01/2029 (A)	91,000	90,359
7.750%, 04/15/2028 (A)	87,000	87,064
Connect Finco SARL 9.000%, 09/15/2029 (A)	199,000	211,087
Connect Holding II LLC 10.500%, 04/03/2031 (A)	87,000	82,428
CSC Holdings LLC
4.625%, 12/01/2030 (A)	200,000	71,438
6.500%, 02/01/2029 (A)	633,000	419,502
CSC Holdings LLC 11.750%, 01/31/2029 (A)	560,000	416,051
Directv Financing LLC 10.000%, 02/15/2031 (A)	782,000	799,244
DISH DBS Corp.
5.125%, 06/01/2029 (B)	227,000	201,463
5.250%, 12/01/2026 (A)(B)	263,000	255,044
5.750%, 12/01/2028 (A)	228,000	223,840
DISH Network Corp. 11.750%, 11/15/2027 (A)	771,000	802,441
Frontier Florida LLC 6.860%, 02/01/2028	400,000	414,344
GCI LLC 4.750%, 10/15/2028 (A)	963,000	939,184
Gray Media, Inc.
4.750%, 10/15/2030 (A)	153,000	118,673
5.375%, 11/15/2031 (A)	87,000	65,239
7.250%, 08/15/2033 (A)	174,000	177,798
9.625%, 07/15/2032 (A)	79,000	81,984
10.500%, 07/15/2029 (A)	188,000	202,164
iHeartCommunications, Inc. 10.875%, 05/01/2030 (A)(B)	416,000	359,478
Iliad Holding SAS 7.000%, 04/15/2032 (A)	338,000	348,361
Level 3 Financing, Inc.
3.750%, 07/15/2029 (A)	58,000	52,810
4.875%, 06/15/2029 (A)	53,000	51,543
6.875%, 06/30/2033 (A)	1,039,000	1,063,186
7.000%, 03/31/2034 (A)	682,000	702,850
8.500%, 01/15/2036 (A)	70,000	71,679
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Light & Wonder International, Inc. 6.250%, 10/01/2033 (A)	$558,000	$564,918
Live Nation Entertainment, Inc. 4.750%, 10/15/2027 (A)	392,000	392,799
Match Group Holdings II LLC
5.625%, 02/15/2029 (A)	618,000	619,889
6.125%, 09/15/2033 (A)	508,000	514,083
McClatchy Media Company LLC 11.000%, (11.000% Cash or 12.500% PIK), 12/01/2031 (A)	1,723,133	1,951,440
Neptune Bidco US, Inc.
9.290%, 04/15/2029 (A)	185,000	185,316
10.375%, 05/15/2031 (A)	411,000	421,415
Playtika Holding Corp. 4.250%, 03/15/2029 (A)	879,000	788,254
ROBLOX Corp. 3.875%, 05/01/2030 (A)	501,000	478,994
Scripps Escrow II, Inc. 5.375%, 01/15/2031 (A)	115,000	86,901
Sirius XM Radio LLC
4.000%, 07/15/2028 (A)	772,000	754,681
5.500%, 07/01/2029 (A)	646,000	651,286
Snap, Inc. 6.875%, 03/01/2033 (A)	498,000	516,050
SoftBank Group Corp. 6.875%, (6.875% to 7-19-27, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 4.854% to 7-19-42, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 5.604%), 07/19/2027 (D)	728,000	710,414
Stagwell Global LLC 5.625%, 08/15/2029 (A)	645,000	628,970
The EW Scripps Company 9.875%, 08/15/2030 (A)	68,000	67,911
Univision Communications, Inc.
8.500%, 07/31/2031 (A)	712,000	743,776
9.375%, 08/01/2032 (A)	185,000	198,840
Versant Media Group, Inc. 7.250%, 01/30/2031 (A)	81,000	83,567
Virgin Media Finance PLC 5.000%, 07/15/2030 (A)	430,000	379,091
Virgin Media Secured Finance PLC 5.500%, 05/15/2029 (A)	652,000	642,322
WarnerMedia Holdings, Inc. 4.279%, 03/15/2032	1,572,000	1,379,933
Windstream Services LLC
7.500%, 10/15/2033 (A)	280,000	287,030
8.250%, 10/01/2031 (A)	338,000	354,822
ZipRecruiter, Inc. 5.000%, 01/15/2030 (A)	697,000	547,265
		29,688,280
Consumer discretionary – 14.3%
Affinity Interactive 6.875%, 12/15/2027 (A)	669,000	396,470
Amer Sports Company 6.750%, 02/16/2031 (A)	258,000	270,412
American Axle & Manufacturing, Inc.
6.375%, 10/15/2032 (A)	69,000	70,274
7.750%, 10/15/2033 (A)	278,000	283,165
Asbury Automotive Group, Inc. 5.000%, 02/15/2032 (A)	684,000	664,710
Beach Acquisition Bidco LLC 10.000%, (10.000% Cash or 10.750% PIK), 07/15/2033 (A)	284,000	313,474

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Boyd Gaming Corp. 4.750%, 06/15/2031 (A)	$389,000	$380,048
Caesars Entertainment, Inc.
6.500%, 02/15/2032 (A)	1,631,000	1,670,837
7.000%, 02/15/2030 (A)	983,000	1,018,051
Carnival Corp.
5.125%, 05/01/2029 (A)	152,000	153,686
5.875%, 06/15/2031 (A)	546,000	563,966
Choice Hotels International, Inc. 5.850%, 08/01/2034	725,000	739,182
Clarios Global LP
6.750%, 05/15/2028 (A)	445,000	456,292
6.750%, 09/15/2032 (A)	137,000	142,068
Dealer Tire LLC 8.000%, 02/01/2028 (A)	43,000	43,034
Fontainebleau Las Vegas Holdings LLC 11.000%, 06/15/2015 (A)(E)	3,600,425	360
Full House Resorts, Inc. 8.250%, 02/15/2028 (A)(B)	543,000	471,731
Graham Holdings Company 5.625%, 12/01/2033 (A)	175,000	176,683
Group 1 Automotive, Inc.
4.000%, 08/15/2028 (A)	470,000	460,704
6.375%, 01/15/2030 (A)	269,000	276,799
Hilton Grand Vacations Borrower LLC
4.875%, 07/01/2031 (A)	122,000	113,890
6.625%, 01/15/2032 (A)	755,000	773,865
Jacobs Entertainment, Inc. 6.750%, 02/15/2029 (A)	260,000	254,761
KB Home
4.000%, 06/15/2031	603,000	571,051
7.250%, 07/15/2030	286,000	295,444
Kohl's Corp.
5.125%, 05/01/2031	240,000	211,110
10.000%, 06/01/2030 (A)	476,000	524,201
Liberty Interactive LLC 8.250%, 02/01/2030	1,088,000	59,840
Lindblad Expeditions LLC 7.000%, 09/15/2030 (A)	186,000	194,031
Lithia Motors, Inc.
3.875%, 06/01/2029 (A)	545,000	526,975
4.375%, 01/15/2031 (A)	196,000	188,372
Macy's Retail Holdings LLC
5.875%, 03/15/2030 (A)	183,000	183,927
7.375%, 08/01/2033 (A)	373,000	395,364
Marriott Ownership Resorts, Inc. 4.500%, 06/15/2029 (A)	775,000	740,441
Mavis Tire Express Services Topco Corp. 6.500%, 05/15/2029 (A)	63,000	62,375
Midwest Gaming Borrower LLC 4.875%, 05/01/2029 (A)	350,000	344,271
New Red Finance, Inc. 3.875%, 01/15/2028 (A)	560,000	552,021
Newell Brands, Inc.
6.375%, 09/15/2027	709,000	712,861
8.500%, 06/01/2028 (A)	917,000	961,523
Nissan Motor Acceptance Company LLC
5.625%, 09/29/2028 (A)	351,000	351,989
7.050%, 09/15/2028 (A)	445,000	460,234
Nissan Motor Company, Ltd.
7.500%, 07/17/2030 (A)	431,000	452,264
7.750%, 07/17/2032 (A)	205,000	217,753
Nordstrom, Inc. 4.250%, 08/01/2031 (B)	521,000	483,143
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
PetSmart LLC
7.500%, 09/15/2032 (A)	$433,000	$440,657
10.000%, 09/15/2033 (A)	273,000	281,102
QVC, Inc. 6.875%, 04/15/2029 (A)	534,000	230,955
Rakuten Group, Inc.
6.250%, (6.250% to 4-22-31, then 5 Year CMT + 4.956% to 4-22-51, then 5 Year CMT + 5.706%), 04/22/2031 (A)(B)(D)	244,000	232,891
8.125%, (8.125% to 12-15-29, then 5 Year CMT + 4.250%), 12/15/2029 (A)(D)	220,000	226,594
11.250%, 02/15/2027 (A)	380,000	406,296
Resorts World Las Vegas LLC 8.450%, 07/27/2030 (A)	600,000	594,585
Sabre GLBL, Inc.
10.750%, 11/15/2029 (A)	207,000	176,018
10.750%, 03/15/2030 (A)	328,600	270,218
11.125%, 07/15/2030 (A)	452,000	374,740
Saks Global Enterprises LLC
11.000%, 12/15/2029 (A)	118,000	153
11.000%, 12/15/2029 (A)	236,000	14,160
SGUS LLC 11.000%, 12/15/2029 (A)	152,327	56,361
Sotheby's 7.375%, 10/15/2027 (A)	633,000	629,295
Staples, Inc. 12.750%, 01/15/2030 (A)	70,000	58,734
Taylor Morrison Communities, Inc. 5.750%, 11/15/2032 (A)	76,000	78,196
The Goodyear Tire & Rubber Company
5.000%, 07/15/2029 (B)	236,000	233,181
5.250%, 07/15/2031	151,000	143,240
The Michaels Companies, Inc. 7.875%, 05/01/2029 (A)(B)	167,000	154,157
Valvoline, Inc. 3.625%, 06/15/2031 (A)	314,000	288,534
Wand NewCo 3, Inc. 7.625%, 01/30/2032 (A)	297,000	314,323
Wayfair LLC
7.250%, 10/31/2029 (A)	116,000	121,066
7.750%, 09/15/2030 (A)	470,000	500,767
Whirlpool Corp. 6.125%, 06/15/2030	537,000	536,347
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028 (A)	181,000	178,491
ZF North America Capital, Inc.
6.750%, 04/23/2030 (A)	555,000	548,435
6.875%, 04/14/2028 (A)	550,000	561,223
7.500%, 03/24/2031 (A)	357,000	360,840
		26,195,211
Consumer staples – 3.0%
Albertsons Companies, Inc.
5.500%, 03/31/2031 (A)	114,000	115,202
5.750%, 03/31/2034 (A)	116,000	116,469
6.500%, 02/15/2028 (A)	535,000	546,457
Edgewell Personal Care Company
4.125%, 04/01/2029 (A)	156,000	149,049
5.500%, 06/01/2028 (A)	236,000	236,246
Froneri Lux FinCo SARL 6.000%, 08/01/2032 (A)	1,089,000	1,103,864
HLF Financing Sarl LLC 12.250%, 04/15/2029 (A)	177,000	191,114

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Lamb Weston Holdings, Inc. 4.125%, 01/31/2030 (A)	$588,000	$568,782
Opal Bidco SAS 6.500%, 03/31/2032 (A)	261,000	267,321
Performance Food Group, Inc. 4.250%, 08/01/2029 (A)	578,000	565,101
Post Holdings, Inc. 6.375%, 03/01/2033 (A)	462,000	466,620
Simmons Foods, Inc. 4.625%, 03/01/2029 (A)	379,000	365,144
US Foods, Inc.
4.750%, 02/15/2029 (A)	470,000	467,361
5.750%, 04/15/2033 (A)	272,000	277,058
		5,435,788
Energy – 10.5%
Antero Midstream Partners LP
5.375%, 06/15/2029 (A)	497,000	497,013
5.750%, 10/15/2033 (A)	173,000	174,045
Archrock Partners LP
6.250%, 04/01/2028 (A)	176,000	177,010
6.625%, 09/01/2032 (A)	627,000	646,660
Ascent Resources Utica Holdings LLC 5.875%, 06/30/2029 (A)	586,000	587,537
Blue Racer Midstream LLC 7.000%, 07/15/2029 (A)	200,000	208,583
Buckeye Partners LP
6.750%, 02/01/2030 (A)	179,000	187,905
6.875%, 07/01/2029 (A)	382,000	397,361
Civitas Resources, Inc.
8.750%, 07/01/2031 (A)	570,000	591,319
9.625%, 06/15/2033 (A)	347,000	374,628
CNX Resources Corp. 6.000%, 01/15/2029 (A)	457,000	460,078
Crescent Energy Finance LLC 8.375%, 01/15/2034 (A)	878,000	872,153
Delek Logistics Partners LP 7.125%, 06/01/2028 (A)	330,000	331,894
Enerflex, Inc. 6.875%, 01/15/2031 (A)	40,000	40,898
Excelerate Energy LP 8.000%, 05/15/2030 (A)	470,000	496,667
Genesis Energy LP
8.000%, 05/15/2033	453,000	470,260
8.250%, 01/15/2029	495,000	516,722
Global Partners LP 7.125%, 07/01/2033 (A)	186,000	189,393
Hilcorp Energy I LP
5.750%, 02/01/2029 (A)	383,000	378,929
6.000%, 04/15/2030 (A)	358,000	347,870
Howard Midstream Energy Partners LLC
6.625%, 01/15/2034 (A)	154,000	158,210
7.375%, 07/15/2032 (A)	99,000	104,462
Kinetik Holdings LP 6.625%, 12/15/2028 (A)	178,000	183,283
Kodiak Gas Services LLC 6.500%, 10/01/2033 (A)	242,000	247,134
Long Ridge Energy LLC 8.750%, 02/15/2032 (A)	423,000	450,259
Nabors Industries, Inc. 7.625%, 11/15/2032 (A)	57,000	56,024
NGL Energy Operating LLC 8.375%, 02/15/2032 (A)	157,000	162,584
Northern Oil & Gas, Inc. 7.875%, 10/15/2033 (A)	104,000	101,260
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Permian Resources Operating LLC 7.000%, 01/15/2032 (A)	$485,000	$505,533
Rockies Express Pipeline LLC 6.750%, 03/15/2033 (A)	535,000	564,596
SESI LLC 7.875%, 09/30/2030 (A)	173,000	170,308
SM Energy Company 7.000%, 08/01/2032 (A)	539,000	529,874
Sunoco LP
4.500%, 04/30/2030	384,000	374,986
4.625%, 05/01/2030 (A)	185,000	179,724
5.625%, 03/15/2031 (A)	229,000	230,678
5.875%, 07/15/2027 (A)	635,000	636,589
5.875%, 03/15/2034 (A)	400,000	399,965
6.000%, 04/15/2027	452,000	452,624
Transocean International, Ltd.
7.500%, 04/15/2031 (B)	34,000	32,239
7.875%, 10/15/2032 (A)	69,000	72,064
8.250%, 05/15/2029 (A)	78,000	78,613
8.500%, 05/15/2031 (A)	78,000	77,261
USA Compression Partners LP
6.250%, 10/01/2033 (A)	262,000	265,141
7.125%, 03/15/2029 (A)	184,000	190,460
Valaris, Ltd. 8.375%, 04/30/2030 (A)	180,000	187,284
Venture Global Calcasieu Pass LLC 6.250%, 01/15/2030 (A)	445,000	450,525
Venture Global LNG, Inc.
7.000%, 01/15/2030 (A)(B)	531,000	511,050
9.000%, (9.000% to 9-30-29, then 5 Year CMT + 5.440%), 09/30/2029 (A)(D)	1,954,000	1,543,134
9.500%, 02/01/2029 (A)	812,000	841,619
Venture Global Plaquemines LNG LLC
6.125%, 12/15/2030 (A)	172,000	175,155
6.500%, 01/15/2034 (A)	213,000	218,163
6.500%, 06/15/2034 (A)	172,000	175,747
7.500%, 05/01/2033 (A)	866,000	935,714
Vermilion Energy, Inc. 7.250%, 02/15/2033 (A)	58,000	54,648
		19,263,835
Financials – 11.1%
Acrisure LLC
7.500%, 11/06/2030 (A)	590,000	614,573
8.500%, 06/15/2029 (A)	179,000	187,313
Alliant Holdings Intermediate LLC
6.750%, 04/15/2028 (A)	400,000	407,270
7.000%, 01/15/2031 (A)	536,000	556,087
7.375%, 10/01/2032 (A)	222,000	230,185
Amynta Agency Borrower, Inc. 7.500%, 07/15/2033 (A)	62,000	62,725
Ardonagh Group Finance, Ltd. 8.875%, 02/15/2032 (A)	133,000	138,228
Asurion LLC 8.000%, 12/31/2032 (A)	566,000	587,288
Baldwin Insurance Group Holdings LLC 7.125%, 05/15/2031 (A)	242,000	250,736
Blackstone Mortgage Trust, Inc. 7.750%, 12/01/2029 (A)	514,000	548,395
Block, Inc.
3.500%, 06/01/2031	814,000	765,091
5.625%, 08/15/2030 (A)	397,000	405,068
6.000%, 08/15/2033 (A)	317,000	325,435
Boost Newco Borrower LLC 7.500%, 01/15/2031 (A)	378,000	401,757

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bread Financial Holdings, Inc. 6.750%, 05/15/2031 (A)	$240,000	$248,476
Broadstreet Partners Group LLC 5.875%, 04/15/2029 (A)	64,000	63,900
Brookfield Finance, Inc. 6.300%, (6.300% to 10-15-34, then 5 Year CMT + 2.076%), 01/15/2055	380,000	376,522
Credit Acceptance Corp. 6.625%, 03/15/2030 (A)	299,000	299,590
CrossCountry Intermediate HoldCo LLC
6.500%, 10/01/2030 (A)	176,000	179,519
6.750%, 12/01/2032 (A)	242,000	245,927
Focus Financial Partners LLC 6.750%, 09/15/2031 (A)	364,000	374,235
Freedom Mortgage Corp. 12.250%, 10/01/2030 (A)	768,000	851,822
Freedom Mortgage Holdings LLC
6.875%, 05/01/2031 (A)	73,000	73,044
7.875%, 04/01/2033 (A)	182,000	188,472
8.375%, 04/01/2032 (A)	100,000	105,266
Global Atlantic Financial Company 7.950%, (7.950% to 7-15-29, then 5 Year CMT + 3.608%), 10/15/2054 (A)	522,000	538,952
goeasy, Ltd. 7.375%, 10/01/2030 (A)	607,000	584,122
Hightower Holding LLC
6.750%, 04/15/2029 (A)	26,000	25,895
9.125%, 01/31/2030 (A)	35,000	37,075
Howden UK Refinance PLC
7.250%, 02/15/2031 (A)	390,000	401,624
8.125%, 02/15/2032 (A)	44,000	45,423
HUB International, Ltd.
7.250%, 06/15/2030 (A)	509,000	534,412
7.375%, 01/31/2032 (A)	441,000	462,853
ION Platform Finance US, Inc.
5.750%, 05/15/2028 (A)	159,000	149,933
7.875%, 09/30/2032 (A)	175,000	166,050
9.500%, 05/30/2029 (A)	221,000	223,806
Jane Street Group 6.750%, 05/01/2033 (A)	347,000	362,197
Jones Deslauriers Insurance Management, Inc. 6.875%, 10/01/2033 (A)	36,000	34,761
OneMain Finance Corp.
6.125%, 05/15/2030	737,000	751,436
6.500%, 03/15/2033	599,000	604,182
6.750%, 03/15/2032	179,000	183,818
7.875%, 03/15/2030	990,000	1,046,739
Osaic Holdings, Inc.
6.750%, 08/01/2032 (A)	265,000	276,824
8.000%, 08/01/2033 (A)	35,000	36,389
Panther Escrow Issuer LLC 7.125%, 06/01/2031 (A)	596,000	617,604
PennyMac Financial Services, Inc.
6.750%, 02/15/2034 (A)	352,000	363,872
6.875%, 05/15/2032 (A)	297,000	310,928
PHH Escrow Issuer LLC 9.875%, 11/01/2029 (A)	45,000	46,700
Popular, Inc. 7.250%, 03/13/2028	426,000	448,927
Rocket Companies, Inc.
6.125%, 08/01/2030 (A)	1,606,000	1,660,089
6.375%, 08/01/2033 (A)	383,000	399,323
6.500%, 08/01/2029 (A)	390,000	402,241
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Starwood Property Trust, Inc.
5.250%, 10/15/2028 (A)	$375,000	$377,727
5.750%, 01/15/2031 (A)	208,000	210,236
Stonebriar ABF Issuer LLC 8.125%, 12/15/2030 (A)	323,000	332,432
USI, Inc. 7.500%, 01/15/2032 (A)	53,000	55,548
Walker & Dunlop, Inc. 6.625%, 04/01/2033 (A)	149,000	152,863
		20,331,905
Health care – 8.2%
Acadia Healthcare Company, Inc. 7.375%, 03/15/2033 (A)(B)	545,000	550,452
AdaptHealth LLC 4.625%, 08/01/2029 (A)	667,000	646,410
AMN Healthcare, Inc.
4.000%, 04/15/2029 (A)	500,000	477,370
6.500%, 01/15/2031 (A)	244,000	244,046
AthenaHealth Group, Inc. 6.500%, 02/15/2030 (A)	204,000	203,386
Bausch Health Americas, Inc. 8.500%, 01/31/2027 (A)	56,000	55,442
Bausch Health Companies, Inc.
5.000%, 01/30/2028 (A)	40,000	35,000
5.250%, 02/15/2031 (A)(B)	105,000	68,250
6.250%, 02/15/2029 (A)	101,000	81,305
10.000%, 04/15/2032 (A)	1,258,000	1,308,341
14.000%, 10/15/2030 (A)(B)	33,000	33,330
Community Health Systems, Inc.
5.250%, 05/15/2030 (A)	420,000	394,461
6.125%, 04/01/2030 (A)	108,000	86,533
6.875%, 04/15/2029 (A)	108,000	96,120
10.875%, 01/15/2032 (A)	276,000	301,237
DaVita, Inc.
3.750%, 02/15/2031 (A)	519,000	479,490
4.625%, 06/01/2030 (A)	779,000	757,492
Endo Finance Holdings, Inc. 8.500%, 04/15/2031 (A)(B)	664,000	701,809
Genmab A/S
6.250%, 12/15/2032 (A)	201,000	205,994
7.250%, 12/15/2033 (A)	135,000	141,806
HealthEquity, Inc. 4.500%, 10/01/2029 (A)	765,000	751,532
IQVIA, Inc. 6.500%, 05/15/2030 (A)(B)	600,000	622,435
Medline Borrower LP
5.250%, 10/01/2029 (A)	1,071,000	1,076,790
6.250%, 04/01/2029 (A)	1,156,000	1,195,028
MPH Acquisition Holdings LLC
5.750%, 12/31/2030 (A)	67,000	58,793
6.750%, (6.000% Cash and 0.750% PIK), 03/31/2031 (A)	66,000	56,760
11.500%, (6.500% Cash and 5.000% PIK), 12/31/2030 (A)	55,000	58,163
National Mentor Holdings, Inc. 10.500%, 12/15/2030 (A)	154,000	154,816
Organon & Company
4.125%, 04/30/2028 (A)	764,000	744,468
5.125%, 04/30/2031 (A)	262,000	216,987
Owens & Minor, Inc.
4.500%, 03/31/2029 (A)(B)	43,000	29,186
6.625%, 04/01/2030 (A)(B)	49,000	31,063
Perrigo Finance Unlimited Company
4.900%, 06/15/2030	72,000	69,652
6.125%, 09/30/2032	69,000	67,211

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Raven Acquisition Holdings LLC 6.875%, 11/15/2031 (A)	$294,000	$302,920
Surgery Center Holdings, Inc. 7.250%, 04/15/2032 (A)	105,000	106,204
Tenet Healthcare Corp.
4.375%, 01/15/2030	645,000	632,857
5.125%, 11/01/2027	400,000	400,895
6.000%, 11/15/2033 (A)	411,000	423,163
6.750%, 05/15/2031	429,000	446,378
Varex Imaging Corp. 7.875%, 10/15/2027 (A)	703,000	716,907
		15,030,482
Industrials – 11.5%
Albion Financing 1 Sarl 7.000%, 05/21/2030 (A)	381,000	397,654
Allied Universal Holdco LLC
4.625%, 06/01/2028 (A)	400,000	393,564
6.875%, 06/15/2030 (A)	700,000	728,823
7.875%, 02/15/2031 (A)	660,000	695,560
Amentum Holdings, Inc. 7.250%, 08/01/2032 (A)	117,000	123,328
Anagram Holdings LLC 10.000%, (0.000% Cash and 10.000% PIK), 08/15/2026 (A)(E)(F)	96,052	0
Arcosa, Inc. 4.375%, 04/15/2029 (A)	480,000	471,828
Axon Enterprise, Inc. 6.250%, 03/15/2033 (A)	180,000	187,259
Boise Cascade Company 4.875%, 07/01/2030 (A)	477,000	472,104
Brand Industrial Services, Inc. 10.375%, 08/01/2030 (A)	175,000	171,612
Brundage-Bone Concrete Pumping Holdings, Inc. 7.500%, 02/01/2032 (A)	447,000	456,172
Builders FirstSource, Inc.
4.250%, 02/01/2032 (A)	201,000	191,394
6.375%, 06/15/2032 (A)	385,000	398,912
6.750%, 05/15/2035 (A)	355,000	371,158
CACI International, Inc. 6.375%, 06/15/2033 (A)	350,000	362,138
Carpenter Technology Corp. 5.625%, 03/01/2034 (A)	138,000	140,170
Cimpress PLC 7.375%, 09/15/2032 (A)	91,000	92,820
Clean Harbors, Inc.
5.750%, 10/15/2033 (A)	175,000	179,516
6.375%, 02/01/2031 (A)	357,000	367,397
Dycom Industries, Inc. 4.500%, 04/15/2029 (A)	572,000	565,021
Efesto Bidco SpA Efesto US LLC 7.500%, 02/15/2032 (A)	200,000	202,022
EMRLD Borrower LP
6.625%, 12/15/2030 (A)	416,000	433,269
6.750%, 07/15/2031 (A)	410,000	432,145
Enpro, Inc. 6.125%, 06/01/2033 (A)	122,000	125,891
FTAI Aviation Investors LLC 7.000%, 06/15/2032 (A)	728,000	765,312
Garda World Security Corp.
8.250%, 08/01/2032 (A)	182,000	184,971
8.375%, 11/15/2032 (A)	264,000	268,914
Global Infrastructure Solutions, Inc. 5.625%, 06/01/2029 (A)	439,000	438,999
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Herc Holdings, Inc.
5.750%, 03/15/2031 (A)	$108,000	$109,603
6.625%, 06/15/2029 (A)	355,000	368,525
7.000%, 06/15/2030 (A)	360,000	378,874
JB Poindexter & Company, Inc. 8.750%, 12/15/2031 (A)	257,000	269,201
JELD-WEN, Inc. 7.000%, 09/01/2032 (A)(B)	608,000	417,745
JetBlue Airways Corp. 9.875%, 09/20/2031 (A)	892,000	898,655
Madison IAQ LLC 5.875%, 06/30/2029 (A)	91,000	90,447
Miter Brands Acquisition Holdco, Inc. 6.750%, 04/01/2032 (A)	269,000	275,776
OneSky Flight LLC 8.875%, 12/15/2029 (A)	191,000	204,396
Stanley Black & Decker, Inc. 6.707%, (6.707% to 3-15-30, then 5 Year CMT + 2.657%), 03/15/2060	548,000	548,878
Synergy Infrastructure Holdings LLC 7.875%, 12/01/2030 (A)	69,000	71,534
The Brink's Company 6.500%, 06/15/2029 (A)	178,000	184,300
The GEO Group, Inc. 10.250%, 04/15/2031	807,000	883,409
TK Elevator U.S. Newco, Inc. 5.250%, 07/15/2027 (A)	549,000	549,129
TransDigm, Inc.
4.875%, 05/01/2029	1,296,000	1,292,633
6.375%, 03/01/2029 (A)	546,000	563,073
6.750%, 01/31/2034 (A)	481,000	501,050
7.125%, 12/01/2031 (A)	439,000	461,376
TriNet Group, Inc. 7.125%, 08/15/2031 (A)	520,000	536,011
United Rentals North America, Inc.
3.875%, 02/15/2031	298,000	284,204
4.000%, 07/15/2030	588,000	569,994
VT Topco, Inc. 8.500%, 08/15/2030 (A)	599,000	625,747
Watco Companies LLC 7.125%, 08/01/2032 (A)	200,000	209,461
WESCO Distribution, Inc.
6.375%, 03/15/2029 (A)	574,000	592,752
6.375%, 03/15/2033 (A)	183,000	191,067
7.250%, 06/15/2028 (A)	322,000	326,674
		21,022,467
Information technology – 6.0%
Amkor Technology, Inc. 5.875%, 10/01/2033 (A)	105,000	107,166
Cloud Software Group, Inc.
6.500%, 03/31/2029 (A)	611,000	618,997
6.625%, 08/15/2033 (A)	191,000	189,292
8.250%, 06/30/2032 (A)	1,074,000	1,122,373
9.000%, 09/30/2029 (A)	756,000	787,382
Consensus Cloud Solutions, Inc. 6.500%, 10/15/2028 (A)	484,000	486,276
CoreWeave, Inc.
9.000%, 02/01/2031 (A)	170,000	155,808
9.250%, 06/01/2030 (A)	293,000	272,423
Diebold Nixdorf, Inc. 7.750%, 03/31/2030 (A)	330,000	351,175
EchoStar Corp. 10.750%, 11/30/2029	420,000	464,437
Flash Compute LLC 7.250%, 12/31/2030 (A)	146,000	144,651

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Insight Enterprises, Inc. 6.625%, 05/15/2032 (A)	$179,000	$184,011
Kioxia Holdings Corp. 6.250%, 07/24/2030 (A)	916,000	942,413
McAfee Corp. 7.375%, 02/15/2030 (A)	176,000	153,486
NCR Voyix Corp.
5.125%, 04/15/2029 (A)	38,000	37,733
5.250%, 10/01/2030 (A)	557,000	533,328
ON Semiconductor Corp. 3.875%, 09/01/2028 (A)	251,000	245,442
Open Text Corp. 3.875%, 02/15/2028 (A)	458,000	449,476
Open Text Holdings, Inc. 4.125%, 02/15/2030 (A)	468,000	447,324
Pagaya US Holdings Company LLC 8.875%, 08/01/2030 (A)	200,000	174,126
Qnity Electronics, Inc.
5.750%, 08/15/2032 (A)	214,000	218,803
6.250%, 08/15/2033 (A)	390,000	404,255
Rocket Software, Inc. 6.500%, 02/15/2029 (A)	50,000	48,999
Seagate Data Storage Technology Pte, Ltd.
5.750%, 12/01/2034 (A)	281,000	287,990
8.250%, 12/15/2029 (A)	153,000	162,247
UKG, Inc. 6.875%, 02/01/2031 (A)	777,000	798,145
Virtusa Corp. 7.125%, 12/15/2028 (A)	547,000	539,026
WULF Compute LLC 7.750%, 10/15/2030 (A)	180,000	185,445
Xerox Corp.
10.250%, 10/15/2030 (A)	46,000	44,010
13.500%, 04/15/2031 (A)(B)	62,000	50,491
Xerox Holdings Corp. 5.500%, 08/15/2028 (A)	415,000	190,862
Zebra Technologies Corp. 6.500%, 06/01/2032 (A)	201,000	207,779
		11,005,371
Materials – 7.7%
Alcoa Nederland Holding BV 4.125%, 03/31/2029 (A)	483,000	473,455
Amsted Industries, Inc. 6.375%, 03/15/2033 (A)	183,000	188,487
Ardagh Group SA
9.500%, 12/01/2030 (A)	463,098	502,284
12.000%, (5.500% Cash and 6.500% PIK), 12/01/2030 (A)	970,000	886,338
Ardagh Metal Packaging Finance USA LLC
4.000%, 09/01/2029 (A)	92,000	86,607
6.250%, 01/30/2031 (A)	90,000	92,165
Ashland, Inc. 6.875%, 05/15/2043	435,000	456,616
Celanese US Holdings LLC
7.000%, 02/15/2031	137,000	140,269
7.050%, 11/15/2030	684,000	720,715
7.375%, 02/15/2034	137,000	139,188
Champion Iron Canada, Inc. 7.875%, 07/15/2032 (A)	138,000	146,508
Cleveland-Cliffs, Inc.
7.000%, 03/15/2032 (A)	545,000	558,625
7.500%, 09/15/2031 (A)	549,000	579,107
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Clydesdale Acquisition Holdings, Inc.
6.750%, 04/15/2032 (A)	$285,000	$293,058
6.875%, 01/15/2030 (A)	446,000	457,150
8.750%, 04/15/2030 (A)	266,000	270,437
Commercial Metals Company 5.750%, 11/15/2033 (A)	104,000	106,343
Consolidated Energy Finance SA 12.000%, 02/15/2031 (A)(B)	150,000	106,050
Fortescue Treasury Pty, Ltd.
4.500%, 09/15/2027 (A)	278,000	277,308
5.875%, 04/15/2030 (A)	261,000	268,401
Graham Packaging Company, Inc. 7.125%, 08/15/2028 (A)	44,000	44,038
INEOS Finance PLC 6.750%, 05/15/2028 (A)	178,000	157,470
INEOS Quattro Finance 2 PLC 9.625%, 03/15/2029 (A)	48,000	33,246
Inversion Escrow Issuer LLC 6.750%, 08/01/2032 (A)	515,000	513,010
Kaiser Aluminum Corp. 5.875%, 03/01/2034 (A)	275,000	275,863
Magnera Corp. 7.250%, 11/15/2031 (A)	728,000	714,648
Midwest Vanadium Proprietary, Ltd. 11.500%, 02/15/2018 (A)(E)	912,943	5,496
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)(E)	950,000	10
Novelis Corp.
4.750%, 01/30/2030 (A)	481,000	464,646
6.375%, 08/15/2033 (A)	283,000	286,897
Olympus Water US Holding Corp.
4.250%, 10/01/2028 (A)	200,000	194,143
7.250%, 02/15/2033 (A)	200,000	200,988
Owens-Brockway Glass Container, Inc. 7.250%, 05/15/2031 (A)(B)	1,027,000	1,048,338
Quikrete Holdings, Inc.
6.375%, 03/01/2032 (A)	130,000	135,314
6.750%, 03/01/2033 (A)	450,000	469,931
Sealed Air Corp.
6.125%, 02/01/2028 (A)	269,000	273,469
6.875%, 07/15/2033 (A)	432,000	454,988
Solstice Advanced Materials, Inc. 5.625%, 09/30/2033 (A)	209,000	210,838
Standard Building Solutions, Inc. 5.875%, 03/15/2034 (A)	152,000	152,444
Standard Industries, Inc. 4.375%, 07/15/2030 (A)	542,000	522,870
The Scotts Miracle-Gro Company 4.000%, 04/01/2031	542,000	509,948
Trivium Packaging Finance BV
8.250%, 07/15/2030 (A)	180,000	192,957
12.250%, 01/15/2031 (A)	52,000	56,422
Tronox, Inc. 4.625%, 03/15/2029 (A)(B)	101,000	70,706
White Cap Supply Holdings LLC 7.375%, 11/15/2030 (A)	55,000	56,893
WR Grace Holdings LLC
5.625%, 08/15/2029 (A)	100,000	95,189
6.625%, 08/15/2032 (A)	247,000	250,154
		14,140,027
Real estate – 2.8%
Anywhere Real Estate Group LLC
5.250%, 04/15/2030 (A)	73,000	68,003
7.000%, 04/15/2030 (A)	247,157	246,093
9.750%, 04/15/2030 (A)	350,000	379,845

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Diversified Healthcare Trust
4.750%, 02/15/2028	$44,000	$42,472
7.250%, 10/15/2030 (A)	105,000	107,361
12.784%, 01/15/2026 (A)(B)(G)	79,000	78,605
Fideicomiso Irrevocable de Emision, Administracion y Fuente de Pago Numero CIB/4323 13.000%, (11.000% Cash and 2.000% PIK), 09/12/2030 (A)(E)	200,000	54,500
Greystar Real Estate Partners LLC 7.750%, 09/01/2030 (A)	514,000	541,841
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/2032 (A)	403,000	384,730
Iron Mountain, Inc. 4.875%, 09/15/2029 (A)	1,136,000	1,120,719
Millrose Properties, Inc. 6.375%, 08/01/2030 (A)	185,000	189,296
MPT Operating Partnership LP
3.500%, 03/15/2031	112,000	81,434
4.625%, 08/01/2029	79,000	66,185
5.000%, 10/15/2027	121,000	116,811
8.500%, 02/15/2032 (A)	188,000	200,771
Outfront Media Capital LLC
4.250%, 01/15/2029 (A)	278,000	270,741
7.375%, 02/15/2031 (A)	200,000	211,692
Service Properties Trust
3.950%, 01/15/2028	35,000	33,040
4.950%, 10/01/2029	68,000	58,941
5.500%, 12/15/2027	53,000	52,174
5.883%, 09/30/2027 (A)(G)	70,000	63,256
8.375%, 06/15/2029	83,000	83,448
8.625%, 11/15/2031 (A)	119,000	124,994
8.875%, 06/15/2032	60,000	59,187
Uniti Group LP
6.500%, 02/15/2029 (A)(B)	170,000	163,254
8.625%, 06/15/2032 (A)	52,000	51,222
XHR LP 6.625%, 05/15/2030 (A)	323,000	333,363
		5,183,978
Utilities – 2.9%
Alpha Generation LLC
6.250%, 01/15/2034 (A)	139,000	140,248
6.750%, 10/15/2032 (A)	258,000	267,079
Calpine Corp. 4.500%, 02/15/2028 (A)	300,000	300,199
ContourGlobal Power Holdings SA 6.750%, 02/28/2030 (A)	500,000	515,555
Lightning Power LLC 7.250%, 08/15/2032 (A)	425,000	451,924
NRG Energy, Inc.
3.625%, 02/15/2031 (A)	827,000	772,817
5.750%, 01/15/2034 (A)	702,000	709,139
Talen Energy Supply LLC
6.250%, 02/01/2034 (A)	526,000	536,475
8.625%, 06/01/2030 (A)	591,000	625,724
The AES Corp. 7.600%, (7.600% to 1-15-30, then 5 Year CMT + 3.201%), 01/15/2055	356,000	362,553
TransAlta Corp. 5.875%, 02/01/2034	106,000	106,732
VoltaGrid LLC 7.375%, 11/01/2030 (A)	344,000	340,817
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
XPLR Infrastructure Operating Partners LP 7.750%, 04/15/2034 (A)	$210,000	$213,421
		5,342,683
TOTAL CORPORATE BONDS (Cost $177,618,507)		$172,640,027
TERM LOANS (H) – 1.9%
Communication services – 1.2%
Townsquare Media, Inc., 2025 Term Loan (3 month CME Term SOFR + 5.000%) 8.878%, 02/19/2030	588,656	410,588
X Corp., 2025 Fixed Term Loan 9.500%, 10/26/2029	1,834,000	1,826,132
		2,236,720
Consumer discretionary – 0.5%
Dave & Buster's, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.250%) 7.125%, 06/29/2029	1,000,000	917,810
Materials – 0.2%
Arctic Canadian Diamond Company, Ltd., 2nd Lien PIK Term Loan (10.000% Cash or 12.500% PIK) 10.000%, 12/31/2027 (F)	501,186	245,481
Trinseo Holding Sarl, 2021 Term Loan B2 (3 month CME Term SOFR + 2.500%) 6.584%, 05/03/2028	742,228	70,282
		315,763
TOTAL TERM LOANS (Cost $4,388,121)		$3,470,293
COMMON STOCKS – 0.1%
Communication services – 0.1%
Altice France Lux 3 (I)	12,547	220,972
New Cotai, Inc., Class B (F)(I)(J)	3	0
		220,972
Energy – 0.0%
KCAD Holdings I, Ltd. (F)(I)(J)	165,553,563	166
MWO Holdings LLC (F)(I)	445	0
Permian Production (F)(I)	19,583	11,750
		11,916
TOTAL COMMON STOCKS (Cost $1,946,161)		$232,888
PREFERRED SECURITIES – 0.4%
Financials – 0.4%
Athene Holding, Ltd., 7.250% (7.250% to 3-30-29, then 5 Year CMT + 2.986%)	27,875	697,433
TOTAL PREFERRED SECURITIES (Cost $701,968)		$697,433
ESCROW SHARES – 0.0%
Arctic Canadian Diamonds Holding Units (F)(I)	494	5,722
TOTAL ESCROW SHARES (Cost $0)		$5,722
ESCROW CERTIFICATES – 0.0%
Adelphia Communications Corp. (F)(I)	$3,000,000	0
Adelphia Communications Corp. (F)(I)	2,050,000	0
Adelphia Communications Corp. (F)(I)	1,025,000	0
Magellan Health, Inc. (F)(I)	1,930,000	0
TOTAL ESCROW CERTIFICATES (Cost $320,209)		$0

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 4.9%
Short-term funds – 4.9%
John Hancock Collateral Trust, 3.7477% (K)(L)	901,344	$9,017,225
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.7239% (K)	239	239
TOTAL SHORT-TERM INVESTMENTS (Cost $9,017,322)		$9,017,464
Total Investments (High Yield Trust) (Cost $193,992,288) – 101.5%		$186,063,827
Other assets and liabilities, net – (1.5%)		(2,694,439)
TOTAL NET ASSETS – 100.0%		$183,369,388
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $151,234,667 or 82.5% of the fund's net assets as of 12-31-25.
(B)	All or a portion of this security is on loan as of 12-31-25.
(C)	Non-callable perpetual bond.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Non-income producing - Issuer is in default.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(G)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(H)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(I)	Non-income producing security.
(J)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(K)	The rate shown is the annualized seven-day yield as of 12-31-25.
(L)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $5,971,097.
Investment Quality Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 63.8%
U.S. Government – 37.6%
U.S. Treasury Bonds
1.250%, 05/15/2050	$4,170,000	$1,996,062
1.875%, 11/15/2051	4,890,000	2,702,871
2.250%, 08/15/2046	4,745,000	3,122,618
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
2.500%, 02/15/2045 (A)	$1,619,000	$1,146,581
3.000%, 11/15/2045 to 08/15/2052	9,172,000	6,841,307
3.125%, 05/15/2048	2,405,000	1,826,579
3.625%, 05/15/2053	1,570,000	1,270,044
3.750%, 11/15/2043	2,253,000	1,974,455
4.250%, 08/15/2054	2,256,000	2,039,741
4.375%, 11/15/2039	1,170,000	1,154,232
4.750%, 08/15/2055	1,060,000	1,042,113
4.875%, 08/15/2045	925,000	933,961
U.S. Treasury Inflation Protected Securities
0.250%, 02/15/2050	1,399,339	805,062
0.625%, 02/15/2043	99,127	73,737
0.750%, 02/15/2042 to 02/15/2045	3,691,404	2,799,781
1.000%, 02/15/2046	405,351	305,462
1.375%, 02/15/2044	1,355,071	1,134,133
1.750%, 01/15/2034	2,663,813	2,648,539
U.S. Treasury Notes
1.250%, 06/30/2028	9,575,000	9,062,202
1.625%, 05/15/2031	4,810,000	4,309,272
1.875%, 02/15/2032	3,110,000	2,773,610
2.750%, 08/15/2032	2,945,000	2,745,177
3.375%, 05/15/2033	1,025,000	985,401
3.500%, 11/15/2028 to 11/30/2030	3,525,000	3,508,342
3.875%, 08/15/2033	1,805,000	1,789,982
4.000%, 12/15/2027 to 11/15/2035	7,195,000	7,183,273
4.125%, 11/30/2031	1,830,000	1,857,521
4.250%, 11/15/2034	6,975,000	7,048,292
4.375%, 05/15/2034	2,190,000	2,237,992
4.500%, 05/15/2027 to 11/15/2033	3,096,000	3,185,745
		80,504,087
U.S. Government Agency – 26.2%
Federal Home Loan Mortgage Corp.
2.500%, 01/01/2052 to 05/01/2052	3,562,939	3,027,904
3.000%, 12/01/2046 to 04/01/2048	202,642	182,361
5.000%, 12/01/2034	42,948	43,749
5.500%, 06/01/2053 to 07/01/2054	3,356,379	3,408,443
6.000%, 02/01/2055	549,999	565,046
6.500%, 04/01/2029 to 08/01/2034	3,305	3,491
7.500%, 05/01/2027 to 05/01/2028	216	220
Federal National Mortgage Association
2.000%, 04/01/2051 to 05/01/2051	4,835,721	3,942,531
2.500%, TBA (B)	3,100,000	2,619,863
2.500%, 07/01/2030 to 12/01/2051	4,522,965	3,864,701
3.500%, 08/01/2043	361,469	343,589
5.000%, 10/01/2054	1,885,140	1,882,894
5.500%, TBA (B)	7,880,000	7,989,889
5.500%, 01/01/2053 to 02/01/2055	2,458,529	2,503,113
6.000%, TBA (B)	5,025,000	5,158,673
Government National Mortgage Association
2.000%, 12/20/2050	2,179,349	1,804,853
3.000%, TBA (B)	2,800,000	2,516,714
3.000%, 04/20/2051 to 05/20/2051	1,740,558	1,567,178
3.500%, TBA (B)	4,200,000	3,818,226
4.000%, TBA (B)	2,600,000	2,453,351
4.000%, 11/15/2040 to 02/15/2042	13,416	13,047
4.500%, 05/20/2052	1,736,155	1,704,815
5.000%, TBA (B)	2,900,000	2,892,968
5.500%, TBA (B)	3,780,000	3,816,486
6.000%, 08/15/2032 to 04/15/2035	17,522	18,240
6.500%, 06/15/2028 to 02/15/2035	4,152	4,292

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
7.000%, 11/15/2031 to 11/15/2033		$20,523	$20,942
			56,167,579
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $147,295,519)			$136,671,666
FOREIGN GOVERNMENT OBLIGATIONS – 1.7%
Chile – 0.0%
Republic of Chile 1.250%, 01/22/2051	EUR	165,000	104,215
Colombia – 0.1%
Republic of Colombia 7.500%, 02/02/2034		$200,000	208,400
Israel – 0.3%
State of Israel
3.875%, 07/03/2050		200,000	146,390
5.375%, 02/19/2030		400,000	413,728
			560,118
Mexico – 0.7%
Government of Mexico
5.375%, 03/22/2033		605,000	599,555
6.625%, 01/29/2038		615,000	641,753
7.375%, 05/13/2055		215,000	231,555
			1,472,863
North Macedonia – 0.1%
Republic of North Macedonia 3.675%, 06/03/2026 (C)	EUR	265,000	311,590
Peru – 0.1%
Republic of Peru 5.875%, 08/08/2054		$110,000	108,851
Romania – 0.4%
Republic of Romania
2.625%, 12/02/2040 (C)	EUR	335,000	258,745
2.750%, 04/14/2041		605,000	469,814
5.750%, 03/24/2035 (C)		$36,000	35,669
6.375%, 01/30/2034 (C)		116,000	120,643
			884,871
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $3,706,865)			$3,650,908
CORPORATE BONDS – 25.2%
Communication services – 2.5%
Alphabet, Inc.
5.300%, 05/15/2065		255,000	239,823
5.350%, 11/15/2045		305,000	303,073
5.700%, 11/15/2075		210,000	206,693
Altice France SA 6.500%, 04/15/2032 (C)		55,000	52,728
CCO Holdings LLC 4.250%, 02/01/2031 (C)		150,000	137,828
Charter Communications Operating LLC
3.700%, 04/01/2051		45,000	28,324
5.125%, 07/01/2049		135,000	105,644
5.250%, 04/01/2053		170,000	134,444
5.750%, 04/01/2048		65,000	55,444
6.384%, 10/23/2035		215,000	221,892
6.550%, 06/01/2034		35,000	36,811
6.650%, 02/01/2034		45,000	47,405
Cinemark USA, Inc. 7.000%, 08/01/2032 (C)		100,000	103,770
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Comcast Corp.
2.887%, 11/01/2051		$100,000	$58,479
3.750%, 04/01/2040		185,000	152,480
Cox Communications, Inc.
2.600%, 06/15/2031 (C)		95,000	84,611
5.450%, 09/01/2034 (C)		15,000	14,759
5.950%, 09/01/2054 (C)		125,000	109,427
Directv Financing LLC 10.000%, 02/15/2031 (C)		100,000	102,205
Iliad Holding SAS 6.875%, 04/15/2031	EUR	100,000	125,314
Level 3 Financing, Inc.
7.000%, 03/31/2034 (C)		$100,000	103,057
8.500%, 01/15/2036 (C)		20,000	20,480
Meta Platforms, Inc.
4.600%, 11/15/2032		60,000	60,482
5.400%, 08/15/2054		40,000	37,213
5.500%, 11/15/2045		250,000	242,755
5.550%, 08/15/2064		120,000	111,311
5.625%, 11/15/2055		45,000	43,190
5.750%, 11/15/2065		260,000	247,911
NTT Finance Corp.
4.876%, 07/16/2030 (C)		200,000	203,683
5.171%, 07/16/2032 (C)		600,000	615,620
Paramount Global
4.200%, 05/19/2032		5,000	4,518
4.375%, 03/15/2043		211,000	146,763
4.950%, 01/15/2031		55,000	52,889
4.950%, 05/19/2050		80,000	56,022
5.250%, 04/01/2044		115,000	86,810
5.850%, 09/01/2043		50,000	41,166
Scripps Escrow II, Inc. 3.875%, 01/15/2029 (C)		100,000	92,014
Time Warner Cable LLC 4.500%, 09/15/2042		315,000	242,242
T-Mobile USA, Inc.
2.550%, 02/15/2031		140,000	127,902
3.500%, 04/15/2031		230,000	219,894
4.700%, 01/15/2035		25,000	24,562
5.050%, 07/15/2033		35,000	35,716
5.125%, 05/15/2032		55,000	56,599
5.750%, 01/15/2034		55,000	58,268
United Group BV 6.500%, 10/31/2031 (C)	EUR	100,000	119,901
Verizon Communications, Inc. 5.875%, 11/30/2055		$60,000	59,280
			5,431,402
Consumer discretionary – 0.8%
AutoZone, Inc.
4.750%, 02/01/2033		25,000	25,053
5.400%, 07/15/2034		25,000	25,880
6.550%, 11/01/2033		25,000	27,784
Bertrand Franchise Finance SAS 5.754%, (3 month EURIBOR + 3.750%), 07/18/2030 (D)	EUR	100,000	116,825
Clarios Global LP 4.750%, 06/15/2031		100,000	119,076
Forvia SE 5.625%, 06/15/2030		100,000	122,433
Gildan Activewear, Inc. 5.400%, 10/07/2035 (C)		$250,000	249,284
Howard University
2.701%, 10/01/2029		100,000	93,404
2.801%, 10/01/2030		100,000	91,801
3.476%, 10/01/2041		120,000	94,109

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Las Vegas Sands Corp.
5.625%, 06/15/2028		$90,000	$92,277
6.000%, 06/14/2030		140,000	146,707
NCL Corp., Ltd. 6.250%, 03/01/2030 (C)		50,000	50,766
Penn Entertainment, Inc. 4.125%, 07/01/2029 (C)		55,000	50,938
Specialty Building Products Holdings LLC 7.750%, 10/15/2029 (C)		100,000	97,568
Staples, Inc. 10.750%, 09/01/2029 (C)		65,000	64,622
Tapestry, Inc.
5.100%, 03/11/2030		65,000	66,729
5.500%, 03/11/2035		55,000	56,231
Wayfair LLC 7.250%, 10/31/2029 (C)		100,000	104,367
			1,695,854
Consumer staples – 1.8%
Bacardi, Ltd. 5.400%, 06/15/2033 (C)		100,000	101,101
BAT Capital Corp. 5.834%, 02/20/2031		70,000	74,265
Bellis Acquisition Company PLC 8.125%, 05/14/2030	GBP	100,000	125,362
JBS USA Lux SA
5.500%, 01/15/2036 (C)		$130,000	132,101
5.750%, 04/01/2033		60,000	62,683
5.950%, 04/20/2035 (C)		55,000	57,832
6.250%, 03/01/2056 (C)		30,000	29,858
6.375%, 04/15/2066 (C)		325,000	323,595
6.750%, 03/15/2034		55,000	60,764
7.250%, 11/15/2053		55,000	61,568
Kenvue, Inc. 4.850%, 05/22/2032		135,000	138,048
Keurig Dr. Pepper, Inc.
2.250%, 03/15/2031		202,000	180,194
3.200%, 05/01/2030		17,000	16,149
3.950%, 04/15/2029		70,000	69,203
4.050%, 04/15/2032		95,000	91,314
4.500%, 04/15/2052		155,000	125,270
4.600%, 05/15/2030		10,000	10,052
5.150%, 05/15/2035		80,000	80,156
5.200%, 03/15/2031		74,000	76,041
5.300%, 03/15/2034		55,000	56,083
Mars, Inc.
4.600%, 03/01/2028 (C)		20,000	20,274
5.000%, 03/01/2032 (C)		395,000	407,144
5.200%, 03/01/2035 (C)		160,000	164,453
5.650%, 05/01/2045 (C)		425,000	428,406
5.800%, 05/01/2065 (C)		60,000	60,209
Performance Food Group, Inc. 4.250%, 08/01/2029 (C)		110,000	107,545
Philip Morris International, Inc.
4.375%, 11/01/2027		80,000	80,702
4.750%, 11/01/2031		125,000	127,631
5.125%, 02/15/2030		210,000	217,072
5.125%, 02/13/2031		115,000	119,163
5.375%, 02/15/2033		85,000	88,883
5.625%, 11/17/2029		15,000	15,769
5.625%, 09/07/2033		40,000	42,428
Pilgrim's Pride Corp. 4.250%, 04/15/2031		110,000	107,389
			3,858,707
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy – 3.1%
Aker BP ASA 5.800%, 10/01/2054 (C)		$300,000	$272,758
Buckeye Partners LP
5.850%, 11/15/2043		30,000	28,133
6.750%, 02/01/2030 (C)		70,000	73,483
CD&R Firefly Bidco PLC 8.625%, 04/30/2029	GBP	100,000	141,086
Cheniere Energy Partners LP 5.550%, 10/30/2035 (C)		$205,000	209,588
Columbia Pipelines Holding Company LLC
4.999%, 11/17/2032 (C)		140,000	139,988
5.097%, 10/01/2031 (C)		41,000	41,692
5.681%, 01/15/2034 (C)		75,000	77,275
Columbia Pipelines Operating Company LLC 6.036%, 11/15/2033 (C)		40,000	42,818
ConocoPhillips Company
3.800%, 03/15/2052		117,000	85,827
4.025%, 03/15/2062		35,000	25,428
5.300%, 05/15/2053		30,000	27,946
5.550%, 03/15/2054		10,000	9,622
5.650%, 01/15/2065		90,000	86,415
5.700%, 09/15/2063		120,000	115,612
Coterra Energy, Inc. 5.600%, 03/15/2034		98,000	100,974
Diamondback Energy, Inc.
5.400%, 04/18/2034		95,000	97,273
5.550%, 04/01/2035		25,000	25,696
5.900%, 04/18/2064		40,000	37,759
6.250%, 03/15/2053		35,000	35,334
DT Midstream, Inc. 5.800%, 12/15/2034 (C)		115,000	119,346
Ecopetrol SA
7.750%, 02/01/2032		175,000	180,091
8.375%, 01/19/2036		150,000	154,317
Energy Transfer LP 5.000%, 05/15/2050		70,000	58,565
Enterprise Products Operating LLC
3.300%, 02/15/2053		40,000	26,710
4.600%, 01/15/2031		225,000	227,764
5.200%, 01/15/2036		25,000	25,449
5.550%, 02/16/2055		80,000	77,529
EOG Resources, Inc.
4.400%, 01/15/2031		20,000	20,078
5.000%, 07/15/2032		80,000	81,943
5.350%, 01/15/2036		50,000	51,378
5.650%, 12/01/2054		40,000	39,122
Galaxy Pipeline Assets Bidco, Ltd. 2.940%, 09/30/2040 (C)		173,276	147,397
Hess Corp. 7.125%, 03/15/2033		115,000	133,090
Hess Midstream Operations LP
4.250%, 02/15/2030 (C)		290,000	283,645
6.500%, 06/01/2029 (C)		135,000	139,415
Matador Resources Company 6.500%, 04/15/2032 (C)		100,000	101,416
MPLX LP
4.800%, 02/15/2031		180,000	181,890
5.000%, 01/15/2033		210,000	210,749
5.400%, 09/15/2035		75,000	75,558
5.500%, 06/01/2034		255,000	260,149
Northriver Midstream Finance LP 6.750%, 07/15/2032 (C)		100,000	101,905

The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
ONEOK, Inc.
3.100%, 03/15/2030		$10,000	$9,508
4.750%, 10/15/2031		155,000	155,824
5.050%, 11/01/2034		210,000	208,125
5.400%, 10/15/2035		85,000	85,883
6.050%, 09/01/2033		85,000	90,421
6.100%, 11/15/2032		30,000	32,103
6.625%, 09/01/2053		10,000	10,473
7.150%, 01/15/2051		10,000	10,980
Phillips 66 Company 5.875%, (5.875% to 3-15-31, then 5 Year CMT + 2.283%), 03/15/2056		95,000	93,984
Plains All American Pipeline LP 5.600%, 01/15/2036		105,000	106,214
Rockies Express Pipeline LLC 6.750%, 03/15/2033 (C)		100,000	105,532
SM Energy Company 6.750%, 08/01/2029 (C)		100,000	100,734
Targa Resources Corp.
4.900%, 09/15/2030		50,000	50,944
5.400%, 07/30/2036		145,000	145,167
5.550%, 08/15/2035		185,000	189,349
5.650%, 02/15/2036		95,000	97,583
6.500%, 03/30/2034		20,000	21,828
Targa Resources Partners LP 4.000%, 01/15/2032		125,000	119,274
TotalEnergies Capital SA
5.425%, 09/10/2064		65,000	60,834
5.638%, 04/05/2064		145,000	140,046
USA Compression Partners LP 6.250%, 10/01/2033 (C)		50,000	50,600
Venture Global Plaquemines LNG LLC
6.125%, 12/15/2030 (C)		165,000	168,027
7.500%, 05/01/2033 (C)		100,000	108,050
Whistler Pipeline LLC
5.700%, 09/30/2031 (C)		85,000	88,213
5.950%, 09/30/2034 (C)		50,000	51,704
			6,673,613
Financials – 5.7%
Acrisure LLC 7.500%, 11/06/2030 (C)		120,000	124,998
American Express Company
5.016%, (5.016% to 4-25-30, then Overnight SOFR + 1.440%), 04/25/2031		185,000	190,651
5.085%, (5.085% to 1-30-30, then SOFR Compounded Index + 1.020%), 01/30/2031		160,000	164,921
Ares Strategic Income Fund
5.150%, 01/15/2031 (C)		175,000	171,732
5.800%, 09/09/2030 (C)		150,000	151,452
Arthur J. Gallagher & Company 5.150%, 02/15/2035		340,000	343,558
Asurion LLC 8.000%, 12/31/2032 (C)		30,000	31,128
Athene Global Funding
2.646%, 10/04/2031 (C)(E)		200,000	176,858
2.717%, 01/07/2029 (C)		55,000	52,031
4.721%, 10/08/2029 (C)		140,000	140,009
Banca Comerciala Romana SA 7.625%, (7.625% to 5-19-26, then 3 month EURIBOR + 4.539%), 05/19/2027	EUR	100,000	119,648
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Banca Transilvania SA 8.875%, (8.875% to 4-27-26, then 1 Year EURIBOR ICE Swap Rate + 5.580%), 04/27/2027	EUR	100,000	$119,832
Bank of America Corp.
1.898%, (1.898% to 7-23-30, then Overnight SOFR + 1.530%), 07/23/2031		$110,000	98,807
1.922%, (1.922% to 10-24-30, then Overnight SOFR + 1.370%), 10/24/2031		215,000	192,264
2.482%, (2.482% to 9-21-31, then 5 Year CMT + 1.200%), 09/21/2036		130,000	114,083
2.972%, (2.972% to 2-4-32, then Overnight SOFR + 1.330%), 02/04/2033		115,000	105,168
4.376%, (4.376% to 4-27-27, then Overnight SOFR + 1.580%), 04/27/2028		40,000	40,160
5.518%, (5.518% to 10-25-34, then Overnight SOFR + 1.738%), 10/25/2035		155,000	158,754
Blackstone Secured Lending Fund 5.125%, 01/31/2031 (E)		305,000	301,203
BPCE SA
5.389%, (5.389% to 5-28-30, then Overnight SOFR + 1.581%), 05/28/2031 (C)		500,000	513,236
5.876%, (5.876% to 1-14-30, then Overnight SOFR + 1.680%), 01/14/2031 (C)		250,000	261,147
Capital One Financial Corp.
4.493%, (4.493% to 9-11-30, then Overnight SOFR + 1.250%), 09/11/2031		140,000	139,795
6.183%, (6.183% to 1-30-35, then Overnight SOFR + 2.036%), 01/30/2036		120,000	125,266
7.624%, (7.624% to 10-30-30, then Overnight SOFR + 3.070%), 10/30/2031		190,000	214,728
7.964%, (7.964% to 11-2-33, then SOFR Compounded Index + 3.370%), 11/02/2034		45,000	53,055
Citibank NA 4.914%, 05/29/2030		250,000	257,177
Citigroup, Inc.
4.503%, (4.503% to 9-11-30, then Overnight SOFR + 1.171%), 09/11/2031		175,000	175,542
4.952%, (4.952% to 5-7-30, then Overnight SOFR + 1.463%), 05/07/2031		155,000	158,315
Citizens Financial Group, Inc.
5.253%, (5.253% to 3-5-30, then Overnight SOFR + 1.259%), 03/05/2031		115,000	118,168
6.645%, (6.645% to 4-25-34, then Overnight SOFR + 2.325%), 04/25/2035		30,000	32,987
Credit Agricole SA
4.818%, (4.818% to 9-25-32, then Overnight SOFR + 1.360%), 09/25/2033 (C)		250,000	249,673

The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Credit Agricole SA (continued)
5.222%, (5.222% to 5-27-30, then Overnight SOFR + 1.460%), 05/27/2031 (C)	$250,000	$256,654
6.251%, (6.251% to 1-10-34, then Overnight SOFR + 2.670%), 01/10/2035 (C)	250,000	265,428
CrossCountry Intermediate HoldCo LLC 6.500%, 10/01/2030 (C)	100,000	102,000
Equitable America Global Funding 4.700%, 09/15/2032 (C)	240,000	238,777
Equitable Financial Life Global Funding
1.800%, 03/08/2028 (C)	30,000	28,558
5.000%, 03/27/2030 (C)	80,000	81,783
Equitable Holdings, Inc. 4.350%, 04/20/2028	32,000	32,119
Freedom Mortgage Holdings LLC
7.875%, 04/01/2033 (C)	50,000	51,778
9.250%, 02/01/2029 (C)	50,000	52,442
GA Global Funding Trust 4.500%, 09/18/2030 (C)	295,000	291,476
HPS Corporate Lending Fund
5.450%, 11/15/2030 (C)	150,000	149,560
5.850%, 06/05/2030 (C)	125,000	126,490
HSBC Holdings PLC
4.619%, (4.619% to 11-6-30, then Overnight SOFR + 1.190%), 11/06/2031	200,000	200,617
5.240%, (5.240% to 5-13-30, then Overnight SOFR + 1.570%), 05/13/2031	400,000	412,111
JPMorgan Chase & Co.
2.545%, (2.545% to 11-8-31, then Overnight SOFR + 1.180%), 11/08/2032	75,000	67,680
2.580%, (2.580% to 4-22-31, then 3 month CME Term SOFR + 1.250%), 04/22/2032	40,000	36,562
3.702%, (3.702% to 5-6-29, then 3 month CME Term SOFR + 1.422%), 05/06/2030	65,000	64,021
4.005%, (4.005% to 4-23-28, then 3 month CME Term SOFR + 1.382%), 04/23/2029	60,000	59,942
4.255%, (4.255% to 10-22-30, then Overnight SOFR + 0.930%), 10/22/2031	230,000	229,302
4.505%, (4.505% to 10-22-27, then Overnight SOFR + 0.860%), 10/22/2028	185,000	186,813
4.946%, (4.946% to 10-22-34, then Overnight SOFR + 1.340%), 10/22/2035	30,000	30,296
4.995%, (4.995% to 7-22-29, then Overnight SOFR + 1.125%), 07/22/2030	185,000	189,928
5.103%, (5.103% to 4-22-30, then Overnight SOFR + 1.435%), 04/22/2031	220,000	227,145
5.299%, (5.299% to 7-24-28, then Overnight SOFR + 1.450%), 07/24/2029	175,000	180,346
5.336%, (5.336% to 1-23-34, then Overnight SOFR + 1.620%), 01/23/2035	130,000	134,734
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (continued)
5.576%, (5.576% to 7-23-35, then Overnight SOFR + 1.635%), 07/23/2036		$190,000	$196,545
5.581%, (5.581% to 4-22-29, then Overnight SOFR + 1.160%), 04/22/2030		195,000	203,429
Lincoln Financial Global Funding 4.625%, 05/28/2028 (C)		125,000	126,187
mBank SA 0.966%, (0.966% to 9-21-26, then 3 month EURIBOR + 1.250%), 09/21/2027	EUR	100,000	115,524
Metro Bank Holdings PLC 12.000%, (12.000% to 4-30-28, then 1 Year United Kingdom GILT Rate + 7.814%), 04/30/2029	GBP	100,000	153,669
Morgan Stanley
1.928%, (1.928% to 4-28-31, then Overnight SOFR + 1.020%), 04/28/2032		$200,000	175,472
2.239%, (2.239% to 7-21-31, then Overnight SOFR + 1.178%), 07/21/2032		85,000	75,530
4.210%, (4.210% to 4-20-27, then Overnight SOFR + 1.610%), 04/20/2028		105,000	105,241
5.230%, (5.230% to 1-15-30, then Overnight SOFR + 1.108%), 01/15/2031		50,000	51,574
5.449%, (5.449% to 7-20-28, then Overnight SOFR + 1.630%), 07/20/2029		55,000	56,757
5.656%, (5.656% to 4-18-29, then Overnight SOFR + 1.260%), 04/18/2030		160,000	166,692
OTP Bank NYRT 7.500%, (7.500% to 5-25-26, then 1 Year CMT + 3.711%), 05/25/2027		200,000	201,980
Royal Bank of Canada 5.153%, (5.153% to 2-4-30, then Overnight SOFR + 1.030%), 02/04/2031		160,000	164,722
Standard Chartered PLC 7.767%, (7.767% to 11-16-27, then 1 Year CMT + 3.450%), 11/16/2028 (C)		200,000	212,950
Synchrony Financial
2.875%, 10/28/2031		85,000	76,259
5.450%, (5.450% to 3-6-30, then Overnight SOFR + 1.680%), 03/06/2031		140,000	143,542
6.000%, (6.000% to 7-29-35, then Overnight SOFR + 2.070%), 07/29/2036		190,000	195,024
The Bank of New York Mellon Corp.
5.060%, (5.060% to 7-22-31, then Overnight SOFR + 1.230%), 07/22/2032		75,000	77,733
6.317%, (6.317% to 10-25-28, then Overnight SOFR + 1.598%), 10/25/2029		20,000	21,234
The Goldman Sachs Group, Inc.
2.615%, (2.615% to 4-22-31, then Overnight SOFR + 1.281%), 04/22/2032		20,000	18,236

The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc. (continued)
4.482%, (4.482% to 8-23-27, then Overnight SOFR + 1.725%), 08/23/2028	$15,000	$15,105
4.692%, (4.692% to 10-23-29, then Overnight SOFR + 1.135%), 10/23/2030	190,000	192,592
5.016%, (5.016% to 10-23-34, then Overnight SOFR + 1.420%), 10/23/2035	55,000	55,294
5.049%, (5.049% to 7-23-29, then Overnight SOFR + 1.210%), 07/23/2030	100,000	102,461
5.218%, (5.218% to 4-23-30, then Overnight SOFR + 1.580%), 04/23/2031	65,000	67,135
Wells Fargo & Company
2.572%, (2.572% to 2-11-30, then 3 month CME Term SOFR + 1.262%), 02/11/2031	100,000	93,398
2.879%, (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%), 10/30/2030	30,000	28,539
3.350%, (3.350% to 3-2-32, then Overnight SOFR + 1.500%), 03/02/2033	45,000	42,000
4.897%, (4.897% to 7-25-32, then Overnight SOFR + 2.100%), 07/25/2033	95,000	96,478
5.150%, (5.150% to 4-23-30, then Overnight SOFR + 1.500%), 04/23/2031	65,000	67,093
5.244%, (5.244% to 1-24-30, then Overnight SOFR + 1.110%), 01/24/2031	70,000	72,486
5.574%, (5.574% to 7-25-28, then Overnight SOFR + 1.740%), 07/25/2029	45,000	46,614
6.491%, (6.491% to 10-23-33, then Overnight SOFR + 2.060%), 10/23/2034	55,000	60,882
		12,271,285
Health care – 2.0%
Acadia Healthcare Company, Inc.
5.000%, 04/15/2029 (C)	25,000	24,071
7.375%, 03/15/2033 (C)(E)	100,000	101,000
Avantor Funding, Inc.
3.875%, 11/01/2029 (C)	130,000	124,313
4.625%, 07/15/2028 (C)	75,000	74,592
Baxter International, Inc. 4.900%, 12/15/2030	175,000	176,340
Cardinal Health, Inc.
4.500%, 09/15/2030	285,000	287,700
5.000%, 11/15/2029	205,000	210,539
Cencora, Inc. 4.850%, 12/15/2029	195,000	199,326
Centene Corp.
2.500%, 03/01/2031	270,000	233,164
2.625%, 08/01/2031	120,000	103,217
Community Health Systems, Inc.
4.750%, 02/15/2031 (C)	30,000	26,727
6.875%, 04/15/2029 (C)	30,000	26,700
10.875%, 01/15/2032 (C)	23,000	25,103
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
CVS Health Corp.
1.750%, 08/21/2030	$55,000	$48,852
1.875%, 02/28/2031	30,000	26,322
2.125%, 09/15/2031	70,000	61,493
4.300%, 03/25/2028	170,000	170,563
GE HealthCare Technologies, Inc.
4.950%, 12/15/2035	25,000	24,945
5.500%, 06/15/2035	240,000	249,345
Humana, Inc.
5.375%, 04/15/2031	150,000	155,083
5.550%, 05/01/2035	160,000	163,352
Royalty Pharma PLC 5.200%, 09/25/2035	405,000	407,048
Star Parent, Inc. 9.000%, 10/01/2030 (C)	100,000	106,721
The Cigna Group 4.875%, 09/15/2032	165,000	167,147
Thermo Fisher Scientific, Inc. 4.473%, 10/07/2032	365,000	366,163
UnitedHealth Group, Inc.
2.750%, 05/15/2040	155,000	115,919
3.500%, 08/15/2039	70,000	58,286
3.700%, 08/15/2049	45,000	33,412
4.950%, 05/15/2062	30,000	25,973
5.300%, 02/15/2030	15,000	15,638
5.300%, 06/15/2035	55,000	56,945
5.375%, 04/15/2054	125,000	117,944
5.750%, 07/15/2064	25,000	24,408
6.050%, 02/15/2063	10,000	10,213
Viatris, Inc.
3.850%, 06/22/2040	140,000	107,470
4.000%, 06/22/2050	70,000	46,617
VSP Optical Group, Inc. 5.450%, 12/01/2035 (C)	25,000	25,166
		4,197,817
Industrials – 1.0%
Allied Universal Holdco LLC 7.875%, 02/15/2031 (C)	100,000	105,388
CP Atlas Buyer, Inc.
9.750%, 07/15/2030 (C)	50,000	51,787
12.750%, (7.000% Cash and 5.750% PIK), 01/15/2031 (C)	25,000	23,686
CSX Corp. 5.050%, 06/15/2035	340,000	345,829
Element Fleet Management Corp. 4.641%, 11/24/2030 (C)	200,000	200,558
JetBlue Airways Corp. 9.875%, 09/20/2031 (C)	55,000	55,410
Siemens Funding BV 4.600%, 05/28/2030 (C)	205,000	209,202
The Boeing Company
2.950%, 02/01/2030	45,000	42,634
3.200%, 03/01/2029	35,000	33,932
3.750%, 02/01/2050	10,000	7,273
5.150%, 05/01/2030	220,000	226,052
5.705%, 05/01/2040	295,000	301,130
6.388%, 05/01/2031	50,000	54,260
7.008%, 05/01/2064	25,000	28,406
Uber Technologies, Inc. 4.800%, 09/15/2035	290,000	288,469
Wabtec Corp. 4.900%, 05/29/2030	130,000	133,013
		2,107,029

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology – 2.0%
Applied Materials, Inc. 4.600%, 01/15/2036	$165,000	$162,480
Broadcom, Inc.
4.150%, 02/15/2028	65,000	65,220
4.200%, 10/15/2030	150,000	149,886
5.050%, 07/12/2029	65,000	66,923
5.200%, 07/15/2035	170,000	174,176
EchoStar Corp. 6.750%, (6.750% Cash and 0.000% PIK), 11/30/2030	100,000	102,447
Foundry JV Holdco LLC
5.900%, 01/25/2033 (C)	200,000	209,269
6.150%, 01/25/2032 (C)	200,000	211,938
Great Canadian Gaming Corp. 8.750%, 11/15/2029 (C)	55,000	55,558
Hewlett Packard Enterprise Company 5.600%, 10/15/2054	200,000	185,300
IBM Corp. 4.800%, 02/10/2030	175,000	178,986
Imola Merger Corp. 4.750%, 05/15/2029 (C)	100,000	98,702
Intel Corp.
3.100%, 02/15/2060	60,000	33,521
3.250%, 11/15/2049	151,000	96,465
3.734%, 12/08/2047	325,000	231,268
4.100%, 05/11/2047	70,000	52,915
4.150%, 08/05/2032	55,000	53,034
4.750%, 03/25/2050	10,000	8,161
Marvell Technology, Inc.
2.450%, 04/15/2028	80,000	77,045
2.950%, 04/15/2031	115,000	106,511
McAfee Corp. 7.375%, 02/15/2030 (C)	115,000	100,289
Micron Technology, Inc. 5.650%, 11/01/2032	155,000	162,927
Open Text Corp. 3.875%, 12/01/2029 (C)	155,000	147,100
Oracle Corp.
3.600%, 04/01/2050	125,000	77,864
3.650%, 03/25/2041	18,000	13,131
3.850%, 04/01/2060	175,000	106,933
3.950%, 03/25/2051	115,000	75,665
4.100%, 03/25/2061	30,000	19,324
4.700%, 09/27/2034	135,000	125,183
4.800%, 09/26/2032	465,000	448,921
4.900%, 02/06/2033	10,000	9,624
5.375%, 09/27/2054	82,000	66,319
5.500%, 09/27/2064	45,000	35,912
5.550%, 02/06/2053	73,000	60,581
6.000%, 08/03/2055	90,000	79,361
Qorvo, Inc. 3.375%, 04/01/2031 (C)	200,000	185,029
Qualcomm, Inc. 4.750%, 05/20/2032	75,000	76,608
Rocket Software, Inc. 6.500%, 02/15/2029 (C)	69,000	67,618
WULF Compute LLC 7.750%, 10/15/2030 (C)	55,000	56,664
		4,234,858
Materials – 0.9%
Anglo American Capital PLC 4.500%, 03/15/2028 (C)	200,000	201,142
Celanese US Holdings LLC
6.500%, 04/15/2030	100,000	100,500
7.000%, 02/15/2031	10,000	10,239
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Celanese US Holdings LLC (continued)
7.375%, 02/15/2034		$25,000	$25,399
Clydesdale Acquisition Holdings, Inc.
6.625%, 04/15/2029 (C)		55,000	55,960
8.750%, 04/15/2030 (C)		55,000	55,917
Glencore Funding LLC
5.371%, 04/04/2029 (C)		120,000	123,843
5.634%, 04/04/2034 (C)		40,000	41,792
6.375%, 10/06/2030 (C)		170,000	182,952
6.500%, 10/06/2033 (C)		50,000	55,222
Itelyum Regeneration SpA 5.750%, 04/15/2030	EUR	100,000	117,069
JH North America Holdings, Inc. 6.125%, 07/31/2032 (C)		$100,000	102,656
Kaiser Aluminum Corp.
4.500%, 06/01/2031 (C)		50,000	48,306
5.875%, 03/01/2034 (C)		55,000	55,173
LYB International Finance III LLC 5.125%, 01/15/2031		205,000	205,761
Mauser Packaging Solutions Holding Company 9.250%, 04/15/2030 (C)		100,000	96,000
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033		100,000	109,413
Rio Tinto Finance USA PLC 5.000%, 03/14/2032		35,000	36,139
The Sherwin-Williams Company 5.150%, 08/15/2035		205,000	208,609
TriMas Corp. 4.125%, 04/15/2029 (C)		63,000	61,266
Tronox, Inc. 4.625%, 03/15/2029 (C)(E)		65,000	45,504
			1,938,862
Real estate – 0.4%
Crown Castle, Inc.
2.100%, 04/01/2031		30,000	26,476
2.250%, 01/15/2031		245,000	218,836
3.100%, 11/15/2029		150,000	142,922
Hudson Pacific Properties LP
4.650%, 04/01/2029 (E)		57,000	52,689
5.950%, 02/15/2028		55,000	54,175
Outfront Media Capital LLC 7.375%, 02/15/2031 (C)		100,000	105,846
Prologis Targeted U.S. Logistics Fund LP
4.250%, 01/15/2031 (C)		60,000	59,557
4.750%, 01/15/2036 (C)		180,000	175,815
			836,316
Utilities – 5.0%
AES Andes SA 6.250%, 03/14/2032 (C)		200,000	208,426
Alabama Power Company
3.450%, 10/01/2049		75,000	53,340
4.150%, 08/15/2044		105,000	87,704
5.100%, 04/02/2035		20,000	20,472
Arizona Public Service Company 5.700%, 08/15/2034		105,000	110,379
Baltimore Gas & Electric Company 5.450%, 06/01/2035		105,000	108,794
Clearway Energy Operating LLC
3.750%, 02/15/2031 (C)		60,000	56,033
4.750%, 03/15/2028 (C)		55,000	54,880
Cleco Corporate Holdings LLC 3.375%, 09/15/2029		90,000	84,637

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Consolidated Edison Company of New York, Inc.
3.200%, 12/01/2051	$120,000	$79,680
5.500%, 03/15/2055	110,000	106,634
5.750%, 11/15/2055	80,000	79,774
Dominion Energy, Inc.
5.000%, 06/15/2030	140,000	143,841
6.000%, (6.000% to 2-15-31, then 5 Year CMT + 2.262%), 02/15/2056	520,000	522,399
Duke Energy Corp.
2.550%, 06/15/2031	305,000	277,732
3.300%, 06/15/2041	50,000	38,546
4.950%, 09/15/2035	245,000	242,944
5.000%, 08/15/2052	35,000	30,899
5.450%, 06/15/2034	5,000	5,206
Duke Energy Florida LLC
1.750%, 06/15/2030	115,000	103,742
4.850%, 12/01/2035	50,000	49,782
Duke Energy Indiana LLC
2.750%, 04/01/2050	80,000	49,973
3.250%, 10/01/2049	105,000	71,638
Duke Energy Progress LLC
3.700%, 10/15/2046	125,000	95,268
5.050%, 03/15/2035	65,000	66,091
5.550%, 03/15/2055	40,000	39,456
Edison International
5.250%, 03/15/2032	61,000	60,986
6.250%, 03/15/2030	150,000	156,795
Eversource Energy
4.450%, 12/15/2030	150,000	149,160
5.125%, 05/15/2033	200,000	201,992
5.500%, 01/01/2034	75,000	77,084
Georgia Power Company
4.300%, 03/15/2042	75,000	65,628
4.850%, 03/15/2031	290,000	297,538
5.200%, 03/15/2035	130,000	133,427
Greensaif Pipelines Bidco Sarl 5.853%, 02/23/2036 (C)	200,000	208,964
Interstate Power & Light Company 5.600%, 06/29/2035	75,000	78,053
Jersey Central Power & Light Company 5.100%, 01/15/2035	35,000	35,393
Monongahela Power Company 5.850%, 02/15/2034 (C)	15,000	15,852
NiSource, Inc.
3.490%, 05/15/2027	85,000	84,449
5.350%, 07/15/2035	185,000	189,143
5.400%, 06/30/2033	35,000	36,296
NSTAR Electric Company
5.200%, 03/01/2035	55,000	56,141
5.400%, 06/01/2034	75,000	77,682
Ohio Edison Company 5.500%, 01/15/2033 (C)	35,000	36,452
Pacific Gas & Electric Company
2.500%, 02/01/2031	340,000	305,987
3.300%, 08/01/2040	40,000	30,278
3.500%, 08/01/2050	30,000	20,229
4.300%, 03/15/2045	48,000	38,075
4.550%, 07/01/2030	100,000	99,570
4.600%, 06/15/2043	20,000	16,691
4.750%, 02/15/2044	40,000	33,780
4.950%, 07/01/2050	32,000	27,047
5.050%, 10/15/2032	90,000	90,502
5.800%, 05/15/2034	280,000	290,799
5.900%, 06/15/2032	25,000	26,174
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Pacific Gas & Electric Company (continued)
5.900%, 10/01/2054	$145,000	$138,969
6.100%, 01/15/2029	160,000	167,338
6.150%, 01/15/2033	105,000	111,415
6.700%, 04/01/2053	35,000	36,933
6.750%, 01/15/2053	165,000	175,482
6.950%, 03/15/2034	145,000	161,257
PacifiCorp
4.125%, 01/15/2049	30,000	22,360
5.350%, 12/01/2053	65,000	56,990
5.500%, 05/15/2054	115,000	102,771
5.750%, 04/01/2037	40,000	40,537
5.800%, 01/15/2055	5,000	4,666
6.250%, 10/15/2037	10,000	10,438
Pinnacle West Capital Corp.
4.900%, 05/15/2028	131,000	133,352
5.150%, 05/15/2030	115,000	118,497
Public Service Company of Oklahoma 5.200%, 01/15/2035	215,000	217,325
Public Service Enterprise Group, Inc.
4.900%, 03/15/2030	195,000	199,398
5.450%, 04/01/2034	15,000	15,496
6.125%, 10/15/2033	50,000	53,803
Puget Energy, Inc.
4.100%, 06/15/2030	22,000	21,544
4.224%, 03/15/2032	8,000	7,671
5.725%, 03/15/2035	380,000	389,939
San Diego Gas & Electric Company 5.400%, 04/15/2035	145,000	150,084
Southern California Edison Company
3.650%, 02/01/2050	35,000	24,473
3.900%, 03/15/2043	10,000	7,687
4.000%, 04/01/2047	84,000	62,991
4.125%, 03/01/2048	145,000	110,053
4.650%, 10/01/2043	20,000	17,004
5.200%, 06/01/2034	47,000	47,203
5.450%, 03/01/2035	85,000	86,179
5.450%, 06/01/2052	96,000	86,243
5.700%, 03/01/2053	81,000	75,173
5.875%, 12/01/2053	135,000	129,262
5.900%, 03/01/2055	35,000	33,790
5.950%, 11/01/2032	125,000	132,235
6.000%, 01/15/2034	40,000	41,975
Southern California Gas Company
5.600%, 04/01/2054	50,000	48,937
6.000%, 06/15/2055	175,000	179,679
Southern Company Gas Capital Corp. 5.100%, 09/15/2035	145,000	146,111
Southern Power Company 4.900%, 10/01/2035	110,000	108,815
Trans-Allegheny Interstate Line Company 5.000%, 01/15/2031 (C)	125,000	128,408
Virginia Electric & Power Company
2.450%, 12/15/2050	43,000	24,705
4.200%, 05/15/2045	10,000	8,286
4.900%, 09/15/2035	130,000	129,384
5.000%, 04/01/2033	130,000	133,123
5.000%, 01/15/2034	135,000	136,613
5.050%, 08/15/2034	50,000	50,625
5.150%, 03/15/2035	85,000	86,484
5.350%, 01/15/2054	50,000	46,875
5.650%, 03/15/2055	10,000	9,791

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Wisconsin Power & Light Company 5.375%, 03/30/2034		$95,000	$97,938
Xcel Energy, Inc.
4.600%, 06/01/2032		85,000	84,534
4.750%, 03/21/2028		110,000	111,426
5.600%, 04/15/2035		70,000	72,490
XPLR Infrastructure Operating Partners LP 7.250%, 01/15/2029 (C)		100,000	102,461
			10,625,655
TOTAL CORPORATE BONDS (Cost $53,349,719)			$53,871,398
CONVERTIBLE BONDS – 0.0%
Financials – 0.0%
Mitsubishi UFJ Investor Services & Banking Luxembourg SA 6.547%, (3 month EURIBOR + 4.500%), 12/15/2050 (D)	EUR	100,000	75,542
TOTAL CONVERTIBLE BONDS (Cost $74,859)			$75,542
MUNICIPAL BONDS – 0.9%
Chicago Board of Education (Illinois), GO 6.138%, 12/01/2039		$155,000	145,827
Chicago Board of Education (Illinois), GO 6.319%, 11/01/2029		120,000	119,675
County of Riverside (California) 3.070%, 02/15/2028		600,000	589,181
Metropolitan Transportation Authority (New York) 5.175%, 11/15/2049		25,000	23,082
New York Transportation Development Corp. 4.248%, 09/01/2035		400,000	395,204
Philadelphia Authority for Industrial Development (Pennsylvania) 6.550%, 10/15/2028		675,000	717,706
TOTAL MUNICIPAL BONDS (Cost $2,161,192)			$1,990,675
COLLATERALIZED MORTGAGE OBLIGATIONS – 13.7%
Commercial and residential – 10.5%
280 Park Avenue Mortgage Trust Series 2017-280P, Class E (1 month CME Term SOFR + 2.419%) 6.197%, 09/15/2034 (C)(D)		214,000	211,448
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1, 0.990%, 04/25/2053 (C)(F)		48,539	46,910
Series 2021-2, Class A1, 0.985%, 04/25/2066 (C)(F)		97,308	84,797
Series 2021-4, Class A2, 1.241%, 01/20/2065 (C)(F)		94,683	81,100
Series 2021-5, Class A1, 0.951%, 07/25/2066 (C)(F)		223,856	195,292
Series 2021-6, Class A1, 1.458%, 09/25/2066 (C)(F)		372,497	316,799
Series 2021-8, Class A1, 1.820%, 11/25/2066 (C)(F)		164,970	148,511
Series 2022-2, Class A1, 3.353%, 01/25/2067 (C)(F)		49,717	47,614
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Angel Oak Mortgage Trust LLC (continued)
Series 2022-5, Class A1 (4.500% to 7-1-26, then 5.500% thereafter), 4.500%, 05/25/2067 (C)	$418,626	$416,519
Arroyo Mortgage Trust Series 2019-2, Class A1 3.347%, 04/25/2049 (C)(F)	86,547	84,558
BANK
Series 2017-BNK8, Class XA IO, 0.704%, 11/15/2050	3,582,282	33,100
Series 2019-BN18, Class XA IO, 0.880%, 05/15/2062	1,374,962	33,134
Series 2019-BN20, Class XA IO, 0.806%, 09/15/2062	2,150,433	54,938
Series 2019-BN22, Class XA IO, 0.579%, 11/15/2062	2,376,609	46,874
Series 2019-BN23, Class XA IO, 0.682%, 12/15/2052	1,886,860	42,140
Series 2019-BN24, Class XA IO, 0.632%, 11/15/2062	1,158,476	25,752
Series 2020-BN28, Class XA IO, 1.759%, 03/15/2063	2,494,128	164,339
Series 2023-BNK45, Class XA IO, 1.069%, 02/15/2056	885,284	49,931
BBCMS Mortgage Trust
Series 2017-C1, Class XA IO, 1.441%, 02/15/2050	2,528,520	23,223
Series 2022-C15, Class A5, 3.662%, 04/15/2055 (F)	110,000	102,505
Series 2024-C24, Class XA IO, 1.624%, 02/15/2057	992,113	91,820
Series 2025-C32, Class XA IO, 1.128%, 02/15/2062	998,676	81,994
Benchmark Mortgage Trust
Series 2018-B1, Class XA IO, 0.525%, 01/15/2051	841,632	8,314
Series 2018-B4, Class XA IO, 0.462%, 07/15/2051	1,977,669	22,016
Series 2018-B8, Class XA IO, 0.610%, 01/15/2052	4,269,151	59,976
Series 2019-B10, Class XA IO, 1.217%, 03/15/2062	2,602,731	85,018
Series 2019-B12, Class XA IO, 1.016%, 08/15/2052	945,177	23,481
Series 2019-B15, Class A5, 2.928%, 12/15/2072	565,000	529,871
Series 2020-B18, Class XA IO, 1.731%, 07/15/2053	564,794	27,776
Series 2020-B22, Class XA IO, 1.490%, 01/15/2054	1,142,011	68,283
BINOM Securitization Trust Series 2021-INV1, Class A1 2.034%, 06/25/2056 (C)(F)	102,606	94,411
BOCA Commercial Mortgage Trust Series 2025-BOCA, Class B (1 month CME Term SOFR + 1.900%) 5.750%, 12/15/2042 (C)(D)	245,000	245,306
BPR Trust Series 2024-PMDW, Class B 5.850%, 11/05/2041 (C)(F)	100,000	102,821

The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1, 0.941%, 02/25/2049 (C)(F)	$49,869	$45,958
Series 2021-NQM2, Class A1, 0.970%, 03/25/2060 (C)(F)	22,254	21,782
BSTN Commercial Mortgage Trust Series 2025-HUB, Class A 4.899%, 04/13/2041 (C)(F)	100,000	100,396
BX Trust
Series 2024-PAT, Class B (1 month CME Term SOFR + 3.039%), 6.789%, 03/15/2041 (C)(D)	39,000	39,158
Series 2025-ARIA, Class B, 5.177%, 12/13/2042 (C)(F)	145,000	145,934
Citigroup Commercial Mortgage Trust Series 2016-C3, Class C 4.004%, 11/15/2049 (F)	288,000	255,005
COLT Mortgage Loan Trust Series 2021-3, Class A1 0.956%, 09/27/2066 (C)(F)	474,661	408,631
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2022-HC, Class A, 2.819%, 01/10/2039 (C)	100,000	96,518
Series 2022-HC, Class D, 3.896%, 01/10/2039 (C)(F)	100,000	94,115
Series 2024-CBM, Class B, 6.511%, 12/10/2041 (C)(F)	137,000	140,130
Credit Suisse Mortgage Capital Certificates
Series 2017-FHA1, Class A1, 3.250%, 04/25/2047 (C)(F)	110,066	101,689
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (C)(F)	203,538	182,926
Series 2021-NQM8, Class A1, 2.841%, 10/25/2066 (C)(F)	186,447	168,959
Series 2021-RPL4, Class A1, 4.150%, 12/27/2060 (C)(F)	108,080	107,663
Series 2022-NQM1, Class A1, 2.265%, 11/25/2066 (C)(F)	480,797	440,728
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class A5, 3.090%, 01/15/2049	87,265	86,959
Series 2016-C6, Class XA IO, 1.751%, 01/15/2049	598,075	6
DBJPM Mortgage Trust Series 2020-C9, Class XA IO 1.585%, 09/15/2053	416,517	17,685
DC Trust
Series 2024-HLTN, Class A, 5.727%, 04/13/2040 (C)(F)	90,000	91,125
Series 2024-HLTN, Class C, 7.036%, 04/13/2040 (C)(F)	45,000	45,094
Deephaven Residential Mortgage Trust Series 2021-2, Class A1 0.899%, 04/25/2066 (C)(F)	63,331	56,792
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, 0.931%, 06/25/2066 (C)(F)	70,457	59,976
Series 2022-1, Class A1, 2.206%, 01/25/2067 (C)(F)	213,241	187,409
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Ellington Financial Mortgage Trust (continued)
Series 2025-INV5, Class A3 (5.381% to 11-1-29, then 6.381% thereafter), 5.381%, 12/01/2070 (C)	$142,448	$142,698
GCAT Trust
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (C)(F)	175,663	154,871
Series 2021-NQM7, Class A1, 1.915%, 08/25/2066 (C)(F)	115,028	107,503
Series 2022-HX1, Class A1, 2.885%, 12/27/2066 (C)(F)	321,324	302,130
GS Mortgage Securities Trust Series 2024-70P, Class B 5.697%, 03/10/2041 (C)(F)	295,000	299,456
HTL Commercial Mortgage Trust
Series 2024-T53, Class B, 6.555%, 05/10/2039 (C)(F)	130,000	131,922
Series 2024-T53, Class C, 7.088%, 05/10/2039 (C)(F)	100,000	101,562
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, 1.073%, 09/25/2056 (C)(F)	135,101	114,851
Series 2022-NQM2, Class A1 (3.638% to 3-25-26, then 4.638% thereafter), 3.638%, 03/25/2067 (C)	462,998	441,643
INT Commercial Mortgage Trust Series 2025-PLAZA, Class A 4.879%, 11/05/2037 (C)(F)	105,000	105,299
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP3, Class A5, 2.870%, 08/15/2049	115,000	113,906
Series 2020-NNN, Class AFX, 2.812%, 01/16/2037 (C)	160,000	144,000
Legacy Mortgage Asset Trust
Series 2021-GS2, Class A1, 5.750%, 04/25/2061 (C)	105,098	105,134
Series 2021-GS3, Class A1, 5.750%, 07/25/2061 (C)	143,687	143,696
Series 2021-GS4, Class A1, 5.650%, 11/25/2060 (C)	70,179	70,233
MAD Commercial Mortgage Trust Series 2025-11MD, Class B 5.095%, 10/15/2042 (C)(F)	280,000	280,111
MFA Trust
Series 2020-NQM3, Class A1, 1.014%, 01/26/2065 (C)(F)	11,555	11,041
Series 2021-NQM1, Class A1, 1.153%, 04/25/2065 (C)(F)	60,111	56,878
Series 2021-NQM2, Class A1, 1.029%, 11/25/2064 (C)(F)	96,460	85,566
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.912%, 09/09/2032 (C)	610,000	550,319
Series 2017-H1, Class XA IO, 1.288%, 06/15/2050	598,198	7,475
Series 2021-230P, Class B (1 month CME Term SOFR + 1.563%), 5.314%, 12/15/2038 (C)(D)	150,000	139,883

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Morgan Stanley Residential Mortgage Loan Trust Series 2025-SPL1, Class A1 (4.250% to 9-1-29, then 5.250% thereafter) 4.250%, 02/25/2065 (C)	$397,605	$389,169
Natixis Commercial Mortgage Securities Trust Series 2018-SOX, Class C 4.773%, 06/17/2038 (C)(F)	100,000	97,593
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.750%, 11/26/2035 (C)(F)	100,103	97,493
Series 2016-4A, Class A1, 3.750%, 11/25/2056 (C)(F)	114,940	110,689
Series 2017-5A, Class A1 (1 month CME Term SOFR + 1.614%), 5.346%, 06/25/2057 (C)(D)	85,982	87,017
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (C)(F)	76,195	74,670
Series 2018-4A, Class A1S (1 month CME Term SOFR + 0.864%), 4.596%, 01/25/2048 (C)(D)	106,665	104,813
Series 2019-5A, Class A1B, 3.500%, 08/25/2059 (C)(F)	104,254	98,956
Series 2019-NQM4, Class A1, 2.492%, 09/25/2059 (C)(F)	23,856	23,019
Series 2021-NQ2R, Class A1, 0.941%, 10/25/2058 (C)(F)	40,002	38,446
Series 2025-NQM7, Class A1, 5.010%, 10/26/2065 (C)(F)	203,000	203,293
Series 2025-NQM7, Class A3 (5.365% to 12-1-29, then 6.365% thereafter), 5.365%, 10/26/2065 (C)	240,000	240,340
NMLT Trust Series 2021-INV1, Class A1 1.185%, 05/25/2056 (C)(F)	276,200	244,276
NRTH Commercial Mortgage Trust Series 2025-PARK, Class B (1 month CME Term SOFR + 1.643%) 5.393%, 10/15/2040 (C)(D)	35,000	35,011
NYC Commercial Mortgage Trust
Series 2025-300P, Class B, 5.176%, 07/13/2042 (C)(F)	250,000	250,974
Series 2025-3BP, Class B (1 month CME Term SOFR + 1.692%), 5.442%, 02/15/2042 (C)(D)	385,000	384,281
OBX Trust Series 2021-NQM1, Class A1 1.072%, 02/25/2066 (C)(F)	181,676	159,982
Onity Loan Investment Trust
Series 2025-HB2, Class A, 3.000%, 11/25/2038 (C)(F)	83,846	81,849
Series 2025-HB2, Class M1, 3.000%, 11/25/2038 (C)(F)	135,000	127,410
Pretium Mortgage Credit Partners LLC
Series 2024-NPL7, Class A1 (5.925% to 10-25-27, then 8.925% to 10-25-28, then 9.925% thereafter), 5.925%, 10/25/2054 (C)	89,048	89,103
Series 2025-NPL11, Class A1 (5.193% to 9-25-28, then 8.193% to 9-25-29, then 9.193% thereafter), 5.193%, 10/25/2055 (C)	621,061	622,153
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Pretium Mortgage Credit Partners LLC (continued)
Series 2025-NPL14, Class A1 (5.265% to 12-25-28, then 8.265% to 12-25-29, then 9.625% thereafter), 5.265%, 12/25/2055 (C)(G)	$240,000	$240,000
Series 2025-NPL14, Class A2 (6.779% to 12-25-28, then 10.779% thereafter), 6.779%, 12/25/2055 (C)(G)	175,000	175,000
Series 2025-NPL6, Class A1 (5.744% to 6-25-28, then 8.744% to 6-25-29, then 11.744% thereafter), 5.744%, 06/25/2055 (C)	471,417	473,245
Series 2025-NPL7, Class A1 (5.657% to 7-25-28, then 8.657% to 7-25-29, then 11.657% thereafter), 5.657%, 07/25/2055 (C)	316,089	316,909
Series 2025-NPL8, Class A1 (5.732% to 7-25-28, then 8.732% to 7-25-29, then 9.732% thereafter), 5.732%, 08/25/2055 (C)	293,408	294,082
Series 2025-NPL9, Class A1 (5.391% to 8-25-28, then 8.391% to 8-25-29, then 9.391% thereafter), 5.391%, 08/25/2055 (C)	388,706	389,703
Series 2025-RPL5, Class A1 (4.150% to 10-1-29, then 5.150% thereafter), 4.150%, 01/25/2070 (C)	440,609	433,370
Series 2025-RPL6, Class A1 (3.850% to 11-1-29, then 4.850% thereafter), 3.850%, 09/25/2069 (C)	402,897	387,423
Series 2025-RPL6, Class A2 (3.850% to 11-1-29, then 4.850% thereafter), 3.850%, 09/25/2069 (C)	100,000	73,590
Progress Residential Trust
Series 2021-SFR8, Class A, 1.510%, 10/17/2038 (C)	384,770	378,811
Series 2022-SFR3, Class A, 3.200%, 04/17/2039 (C)	128,471	126,715
Series 2022-SFR5, Class A, 4.451%, 06/17/2039 (C)	98,321	98,271
Series 2022-SFR6, Class A, 4.451%, 07/20/2039 (C)	617,680	617,421
Series 2022-SFR7, Class A, 4.750%, 10/27/2039 (C)	161,089	161,414
Series 2025-SFR1, Class A, 3.400%, 02/17/2042 (C)	298,803	286,686
PRPM LLC
Series 2024-6, Class A1 (5.699% to 11-25-27, then 8.699% to 11-25-28, then 9.699% thereafter), 5.699%, 11/25/2029 (C)	86,866	86,901
Series 2024-7, Class A1 (5.870% to 11-25-27, then 8.870% to 11-25-28, then 9.870% thereafter), 5.870%, 11/25/2029 (C)	193,747	193,847
Series 2025-3, Class A1 (6.255% to 5-1-28, then 9.255% to 5-1-29, then 10.255% thereafter), 6.255%, 05/25/2030 (C)	90,002	90,172

The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
PRPM LLC (continued)
Series 2025-6, Class A1 (5.774% to 8-1-28, then 8.774% to 8-1-29, then 9.774% thereafter), 5.774%, 08/25/2028 (C)	$263,396	$263,820
Series 2025-7, Class A1 (5.503% to 8-1-28, then 8.503% to 8-1-29, then 9.503% thereafter), 5.503%, 08/25/2030 (C)	186,053	186,514
Series 2025-RPL3, Class A1 (3.250% to 4-1-28, then 4.250% thereafter), 3.250%, 04/25/2055 (C)	664,818	643,611
RFR Trust Series 2025-SGRM, Class B 5.670%, 03/11/2041 (C)(F)	335,000	342,735
SG Commercial Mortgage Securities Trust Series 2020-COVE, Class A 2.632%, 03/15/2037 (C)	570,000	545,782
SG Residential Mortgage Trust Series 2021-1, Class A1 1.160%, 07/25/2061 (C)(F)	283,180	236,191
Starwood Mortgage Residential Trust
Series 2021-1, Class A1, 1.219%, 05/25/2065 (C)(F)	107,319	101,260
Series 2021-2, Class A1, 0.943%, 05/25/2065 (C)(F)	29,830	28,363
Series 2021-6, Class A1, 1.920%, 11/25/2066 (C)(F)	275,915	245,033
Towd Point Mortgage Trust Series 2021-R1, Class A1 2.918%, 11/30/2060 (C)(F)	536,541	487,305
Verus Securitization Trust
Series 2021-2, Class A1, 1.031%, 02/25/2066 (C)(F)	69,618	63,781
Series 2021-5, Class A1, 1.013%, 09/25/2066 (C)(F)	95,683	83,484
Series 2021-8, Class A1, 2.824%, 11/25/2066 (C)(F)	183,159	169,898
Series 2021-R2, Class A1, 0.918%, 02/25/2064 (C)(F)	63,332	59,676
Series 2022-1, Class A1 (2.724% to 1-25-26, then 3.724% thereafter), 2.724%, 01/25/2067 (C)	282,607	265,678
Series 2022-3, Class A1 (4.130% to 3-1-26, then 5.130% thereafter), 4.130%, 02/25/2067 (C)	66,391	63,917
Wells Fargo Commercial Mortgage Trust Series 2015-NXS1, Class D 3.858%, 05/15/2048 (F)	40,000	37,241
		22,363,772
U.S. Government Agency – 3.2%
Federal Home Loan Mortgage Corp.
Series 2019-3, Class MV, 3.500%, 10/25/2058	101,062	96,941
Series 2021-DNA6, Class B1 (30 day Average SOFR + 3.400%), 7.274%, 10/25/2041 (C)(D)	505,000	513,882
Series 2021-DNA7, Class B1 (30 day Average SOFR + 3.650%), 7.524%, 11/25/2041 (C)(D)	194,000	198,411
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2022-DNA3, Class M1B (30 day Average SOFR + 2.900%), 6.774%, 04/25/2042 (C)(D)	$168,000	$172,183
Series 2022-DNA4, Class M1B (30 day Average SOFR + 3.350%), 7.224%, 05/25/2042 (C)(D)	235,000	242,492
Series 2022-DNA5, Class M1B (30 day Average SOFR + 4.500%), 8.374%, 06/25/2042 (C)(D)	285,000	299,792
Series 2022-DNA6, Class M1B (30 day Average SOFR + 3.700%), 7.574%, 09/25/2042 (C)(D)	200,000	208,626
Series 2022-HQA2, Class M1B (30 day Average SOFR + 4.000%), 7.874%, 07/25/2042 (C)(D)	180,000	188,044
Series 2022-HQA3, Class M1B (30 day Average SOFR + 3.550%), 7.424%, 08/25/2042 (C)(D)	70,000	72,800
Series 2023-HQA1, Class M1B (30 day Average SOFR + 3.500%), 7.374%, 05/25/2043 (C)(D)	445,000	466,097
Series 2023-HQA2, Class M1B (30 day Average SOFR + 3.350%), 7.224%, 06/25/2043 (C)(D)	460,000	474,185
Series 3883, Class PB, 3.000%, 05/15/2041	35,606	34,353
Series 5055, Class DG, 1.500%, 12/25/2050	332,587	273,182
Series 5170, Class DP, 2.000%, 07/25/2050	312,594	278,035
Series K064, Class X1 IO, 0.585%, 03/25/2027	2,004,878	10,870
Series K068, Class A2, 3.244%, 08/25/2027	545,000	540,214
Series K104, Class X1 IO, 1.107%, 01/25/2030	1,250,625	46,670
Series K111, Class X1 IO, 1.564%, 05/25/2030	539,519	30,963
Series K114, Class X1 IO, 1.110%, 06/25/2030	1,579,156	66,291
Series K121, Class X1 IO, 1.014%, 10/25/2030	827,870	32,256
Series K122, Class X1 IO, 0.868%, 11/25/2030	468,247	16,392
Series K124, Class X1 IO, 0.715%, 12/25/2030	1,893,154	56,259
Federal National Mortgage Association
Series 2012-18, Class GA, 2.000%, 12/25/2041	37,603	35,607
Series 2012-21, Class PQ, 2.000%, 09/25/2041	19,366	18,491
Series 2012-52, Class PA, 3.500%, 05/25/2042	32,815	31,879
Series 2015-48, Class QB, 3.000%, 02/25/2043	26,595	26,214
Series 2016-11, Class GA, 2.500%, 03/25/2046	55,399	52,200
Series 2016-38, Class NA, 3.000%, 01/25/2046	30,336	28,639
Series 2017-16, Class PB, 3.000%, 03/25/2047	270,000	238,335

The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2017-26, Class CG, 3.500%, 07/25/2044	$16,835	$16,753
Series 2017-34, Class JK, 3.000%, 05/25/2047	15,267	15,030
Series 2017-35, Class AH, 3.500%, 04/25/2053	21,045	20,954
Series 2017-49, Class JA, 4.000%, 07/25/2053	27,215	27,173
Series 2017-84, Class KA, 3.500%, 04/25/2053	32,517	32,353
Series 2018-23, Class LA, 3.500%, 04/25/2048	89,516	86,234
Series 2018-70, Class HA, 3.500%, 10/25/2056	52,921	52,079
Series 2019-12, Class HA, 3.500%, 11/25/2057	107,246	104,054
Series 2019-14, Class CA, 3.500%, 04/25/2049	97,010	94,461
Series 2019-45, Class PT, 3.000%, 08/25/2049	95,136	87,210
Series 2021-R01, Class 1B1 (30 day Average SOFR + 3.100%), 6.974%, 10/25/2041 (C)(D)	80,000	81,287
Series 2022-90, Class AY, 4.500%, 12/25/2041	640,000	639,983
Series 2022-R01, Class 1B1 (30 day Average SOFR + 3.150%), 7.024%, 12/25/2041 (C)(D)	188,000	191,536
Series 2022-R02, Class 2B1 (30 day Average SOFR + 4.500%), 8.374%, 01/25/2042 (C)(D)	395,000	408,191
Series 2023-R03, Class 2B1 (30 day Average SOFR + 6.350%), 10.224%, 04/25/2043 (C)(D)	170,000	188,135
Series 415, Class A3, 3.000%, 11/25/2042	75,601	70,018
Government National Mortgage Association
Series 2006-38, Class XS IO, 3.401%, 09/16/2035	4,091	28
Series 2013-37, Class LG, 2.000%, 01/20/2042	21,475	21,145
		6,886,927
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $30,394,881)		$29,250,699
ASSET-BACKED SECURITIES – 5.7%
AASET Trust Series 2020-1A, Class A 3.351%, 01/16/2040 (C)	40,060	39,779
Affirm Asset Securitization Trust Series 2024-X2, Class B 5.330%, 12/17/2029 (C)	120,000	120,160
Affirm Master Trust Series 2025-2A, Class A 4.670%, 07/15/2033 (C)	260,000	261,758
Aligned Data Centers Issuer LLC Series 2023-1A, Class A2 6.000%, 08/17/2048 (C)	265,000	266,951
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
AREIT, Ltd. Series 2025-CRE11, Class AS (1 month CME Term SOFR + 1.750%) 5.750%, 07/25/2043 (C)(D)	$140,000	$140,175
Avis Budget Rental Car Funding AESOP LLC Series 2024-3A, Class B 5.580%, 12/20/2030 (C)	100,000	103,046
Battalion CLO XXV, Ltd. Series 2024-25A, Class B (3 month CME Term SOFR + 2.200%) 6.084%, 03/13/2037 (C)(D)	395,000	395,754
Benefit Street Partners Clo Xxxi Ltd. Series 2023-31A, Class BR (3 month CME Term SOFR + 1.750%) 5.608%, 04/25/2038 (C)(D)	270,000	270,767
Blue Owl Asset Leasing Trust Series 2024-1A, Class B 5.410%, 03/15/2030 (C)	100,000	101,150
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (C)	102,899	86,578
Series 2020-1, Class A2 1.990%, 07/15/2060 (C)	124,438	104,332
Series 2022-1A, Class A1 5.970%, 08/15/2062 (C)	99,457	97,837
Commercial Equipment Finance LLC
Series 2024-1A, Class A 5.970%, 07/16/2029 (C)	87,102	88,041
Series 2025-1A, Class A 4.830%, 05/15/2031 (C)	298,805	300,031
Domino's Pizza Master Issuer LLC
Series 2019-1A, Class A2 3.668%, 10/25/2049 (C)	168,000	161,710
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (C)	598,087	568,496
Elmwood CLO 23, Ltd. Series 2023-2A, Class BR (3 month CME Term SOFR + 1.750%) 5.644%, 04/16/2036 (C)(D)	250,000	250,384
Exeter Automobile Receivables Trust Series 2025-4A, Class B 4.400%, 05/15/2030	110,000	110,580
FirstKey Homes Trust
Series 2022-SFR1, Class A 4.145%, 05/19/2039 (C)	134,494	134,243
Series 2022-SFR2, Class A 4.250%, 07/17/2039 (C)	479,552	479,365
GLS Auto Receivables Issuer Trust Series 2024-4A, Class B 4.890%, 04/16/2029 (C)	175,000	176,103
GLS Auto Select Receivables Trust Series 2025-3A, Class B 4.810%, 09/15/2031 (C)	433,000	437,859
GreenSky Home Improvement Issuer Trust Series 2025-2A, Class B 5.070%, 06/25/2060 (C)	100,000	101,013
Hertz Vehicle Financing III LLC Series 2025-2A, Class A 5.130%, 09/25/2031 (C)	145,000	147,281
Magnetite XXXI, Ltd. Series 2021-31A, Class CR (3 month CME Term SOFR + 1.550%) 5.211%, 07/15/2034 (C)(D)	250,000	250,000

The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
MF1, Ltd. Series 2022-FL8, Class AS (1 month CME Term SOFR + 1.750%) 5.481%, 02/19/2037 (C)(D)	$335,000	$334,178
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A 0.970%, 12/16/2069 (C)	102,837	92,748
Series 2021-FA, Class A 1.110%, 02/18/2070 (C)	151,857	135,384
Series 2023-A, Class A 5.510%, 10/15/2071 (C)	192,151	197,496
NMEF Funding LLC Series 2025-B, Class B 4.730%, 01/18/2033 (C)	165,000	166,135
Post Road Equipment Finance LLC
Series 2025-1A, Class A2 4.900%, 05/15/2031 (C)	92,128	92,846
Series 2025-1A, Class B 5.040%, 05/15/2031 (C)	100,000	101,547
Rad CLO 12, Ltd. Series 2021-12A, Class A1AR (3 month CME Term SOFR + 1.320%) 5.158%, 07/30/2040 (C)(D)	395,000	396,248
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A 5.000%, 09/15/2048 (C)	395,000	393,768
RR 23, Ltd. Series 2022-23A, Class A2R2 (3 month CME Term SOFR + 1.650%) 5.555%, 07/15/2037 (C)(D)	520,000	521,333
Sabey Data Center Issuer LLC Series 2024-1, Class A2 6.000%, 04/20/2049 (C)	65,000	65,713
SCF Equipment Trust LLC Series 2025-1A, Class A3 5.110%, 11/21/2033 (C)	170,000	173,535
Securitized Term Auto Receivables Trust
Series 2025-A, Class B 5.038%, 07/25/2031 (C)	49,793	50,230
Series 2025-B, Class B 4.925%, 12/29/2032 (C)	163,999	165,410
SFS Auto Receivables Securitization Trust Series 2023-1A, Class B 5.710%, 01/22/2030 (C)	115,000	117,767
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.900%, 07/25/2048 (C)	225,000	226,132
Series 2024-1A, Class A2 5.900%, 03/25/2049 (C)	120,000	121,491
Taco Bell Funding LLC Series 2021-1A, Class A2II 2.294%, 08/25/2051 (C)	878,355	818,837
Texas Debt Capital CLO, Ltd. Series 2023-1A, Class BR (3 month CME Term SOFR + 1.650%) 5.534%, 07/20/2038 (C)(D)	300,000	301,303
VB Issuer LLC Series 2024-1A, Class C2 5.590%, 05/15/2054 (C)	255,000	257,042
Venture 42 CLO, Ltd. Series 2021-42A, Class A1A (3 month CME Term SOFR + 1.392%) 5.296%, 04/15/2034 (C)(D)	655,000	655,290
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
VFI ABS LLC Series 2025-1A, Class A 4.780%, 06/24/2030 (C)	$84,990	$85,381
VOLT CII LLC Series 2021-NP11, Class A1 5.868%, 08/25/2051 (C)	124,247	124,235
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.884%, 03/15/2048 (C)	216,135	212,440
Series 2021-1A, Class A2II 2.775%, 06/15/2051 (C)	630,295	562,040
Wingstop Funding LLC
Series 2020-1A, Class A2 2.841%, 12/05/2050 (C)	197,000	190,863
Series 2024-1A, Class A2 5.858%, 12/05/2054 (C)	110,000	113,024
Zayo Issuer LLC Series 2025-1A, Class A2 5.648%, 03/20/2055 (C)	290,000	294,953
TOTAL ASSET-BACKED SECURITIES (Cost $11,961,730)		$12,160,762
SHORT-TERM INVESTMENTS – 2.6%
Short-term funds – 0.2%
John Hancock Collateral Trust, 3.7477% (H)(I)	44,261	442,798
Repurchase agreement – 2.4%
Deutsche Bank Tri-Party Repurchase Agreement dated 12-31-25 at 3.840% to be repurchased at $5,201,109 on 1-2-26, collateralized by $5,270,600 U.S. Treasury Notes, 3.500% due 4-30-28 (valued at $5,304,015)	$5,200,000	5,200,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,642,808)		$5,642,798
Total Investments (Investment Quality Bond Trust) (Cost $254,587,573) – 113.6%		$243,314,448
Other assets and liabilities, net – (13.6%)		(29,118,817)
TOTAL NET ASSETS – 100.0%		$214,195,631
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed-delivery basis.

The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $51,834,597 or 24.2% of the fund's net assets as of 12-31-25.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	All or a portion of this security is on loan as of 12-31-25.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
Investment Quality Bond Trust (continued)
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(H)	The rate shown is the annualized seven-day yield as of 12-31-25.
(I)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	115	Long	Mar 2026	$8,366,712	$8,402,384	$35,672
2-Year U.S. Treasury Note Futures	35	Long	Mar 2026	7,312,036	7,307,617	(4,419)
5-Year U.S. Treasury Note Futures	47	Long	Mar 2026	5,136,029	5,137,320	1,291
Euro-Buxl Futures	4	Long	Mar 2026	526,469	517,652	(8,817)
U.S. Treasury Long Bond Futures	1	Long	Mar 2026	117,717	115,594	(2,123)
Ultra U.S. Treasury Bond Futures	1	Long	Mar 2026	118,025	118,000	(25)
10-Year U.S. Treasury Note Futures	33	Short	Mar 2026	(3,738,673)	(3,710,438)	28,235
German Euro BUND Futures	43	Short	Mar 2026	(6,487,435)	(6,446,571)	40,864
U.K. Long Gilt Bond Futures	29	Short	Mar 2026	(3,562,766)	(3,571,705)	(8,939)
Ultra 10-Year U.S. Treasury Note Futures	13	Short	Mar 2026	(1,505,544)	(1,495,203)	10,341
						$92,080

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	125,000	USD	147,329	NWM	3/18/2026	$66	—
USD	805,401	EUR	685,000	DB	1/30/2026	—	$(564)
USD	1,658,788	EUR	1,411,000	DB	3/18/2026	—	(5,011)
USD	435,917	GBP	325,000	BNP	1/30/2026	—	(2,153)
						$66	$(7,728)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	1,187,000	USD	Fixed 1.560%	USD Compounded SOFR	Annual	Annual	Dec 2041	$(5,301)	$361,548	$356,247
Centrally cleared	3,940,000	USD	Fixed 4.160%	USD Compounded SOFR	Annual	Annual	Mar 2045	(7,569)	6,488	(1,081)
Centrally cleared	1,320,000	USD	Fixed 1.560%	USD Compounded SOFR	Annual	Annual	Dec 2051	(7,149)	561,935	554,786
Centrally cleared	380,000	USD	Fixed 2.880%	USD Compounded SOFR	Annual	Annual	Mar 2053	4,062	80,972	85,034
Centrally cleared	1,105,000	USD	Fixed 2.970%	USD Compounded SOFR	Annual	Annual	Mar 2053	609	229,562	230,171
Centrally cleared	370,000	USD	Fixed 3.250%	USD Compounded SOFR	Annual	Annual	Jun 2053	(3,716)	62,124	58,408
								$(19,064)	$1,302,629	$1,283,565
Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar
The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
Derivatives Abbreviations
BNP	BNP Paribas
DB	Deutsche Bank AG
NWM	NatWest Markets PLC
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate

See Notes to financial statements regarding investment transactions and other derivatives information.
Money Market Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT – 16.8%
U.S. Treasury Bill 3.911%, 01/02/2026	$37,000,000	$36,996,035
U.S. Treasury Note
3.807%, (3 month USBMMY + 0.150%), 04/30/2026 (A)	18,607,400	18,607,261
3.841%, (3 month USBMMY + 0.160%), 04/30/2027 (A)	97,000,000	97,035,920
3.940%, (3 month USBMMY + 0.182%), 07/31/2026 (A)	75,000,000	75,045,764
4.072%, (3 month USBMMY + 0.245%), 01/31/2026 (A)	106,349,600	106,364,673
4.218%, 01/31/2026	30,000,000	29,960,333
TOTAL U.S. GOVERNMENT (Cost $364,009,986)		$364,009,986
U.S. GOVERNMENT AGENCY – 56.6%
Federal Agricultural Mortgage Corp.
3.619%, 08/07/2026	18,000,000	18,000,000
3.660%, 12/04/2026	25,000,000	25,000,000
3.695%, 01/13/2026	15,000,000	14,981,800
3.697%, 09/23/2026	7,000,000	6,997,702
3.698%, 01/20/2026	10,000,000	9,980,789
3.726%, 03/09/2026	9,000,000	8,938,863
3.797%, (Overnight SOFR + 0.035%), 02/11/2026 (A)	19,418,000	19,418,000
3.802%, (Overnight SOFR + 0.040%), 03/27/2026 (A)	13,049,000	13,049,000
3.802%, (Overnight SOFR + 0.040%), 02/09/2026 (A)	10,500,000	10,500,000
3.822%, (Overnight SOFR + 0.060%), 01/16/2026 (A)	5,000,000	5,000,000
3.827%, (Overnight SOFR + 0.065%), 06/02/2026 (A)	10,000,000	10,000,000
3.827%, (Overnight SOFR + 0.065%), 10/27/2026 (A)	17,000,000	17,000,000
3.853%, (Overnight SOFR + 0.090%), 08/18/2026 (A)	13,000,000	13,000,000
3.853%, (Overnight SOFR + 0.090%), 12/07/2026 (A)	24,600,000	24,600,000
3.869%, 07/08/2026	21,409,000	21,409,000
3.883%, (Overnight SOFR + 0.120%), 03/13/2026 (A)	15,642,000	15,642,000
3.883%, (Overnight SOFR + 0.120%), 03/08/2027 (A)	8,500,000	8,500,000
3.888%, (Overnight SOFR + 0.125%), 12/13/2027 (A)	10,000,000	10,000,000
3.903%, (Overnight SOFR + 0.140%), 10/15/2026 (A)	10,000,000	10,000,000
3.909%, (Overnight SOFR + 0.145%), 06/15/2027 (A)	10,000,000	10,000,000
3.924%, (Overnight SOFR + 0.160%), 08/28/2026 (A)	20,000,000	20,000,000
3.931%, 06/08/2026	18,841,000	18,841,000
3.939%, 01/14/2026	6,000,000	5,991,593
3.957%, 07/07/2026	7,638,000	7,638,000
Money Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal Agricultural Mortgage Corp. (continued)
3.967%, (Overnight SOFR + 0.160%), 11/02/2026 (A)	$20,747,000	$20,754,663
4.047%, 07/10/2026	30,000,000	30,000,000
4.086%, 06/09/2026	32,000,000	31,440,320
4.092%, 03/23/2026	3,541,000	3,509,131
4.191%, 04/28/2026	14,855,000	14,855,000
4.196%, 01/22/2026	8,117,000	8,117,000
4.196%, 02/12/2026	11,411,000	11,411,000
4.202%, 04/01/2026	18,502,000	18,502,000
4.215%, 01/23/2026	16,000,000	16,000,000
4.215%, 02/02/2026	45,000,000	45,000,000
4.225%, 01/23/2026	6,095,000	6,095,000
4.225%, 05/04/2026	12,000,000	12,000,000
4.263%, 01/26/2026	9,256,000	9,256,000
4.275%, 02/13/2026	23,000,000	23,000,000
4.315%, 02/18/2026	12,000,000	12,000,000
4.667%, (Overnight SOFR + 0.564%), 05/10/2027 (A)	745,000	748,587
Federal Farm Credit Bank
3.764%, (U.S. Federal Funds Effective Rate + 0.030%), 03/03/2026 (A)	14,000,000	13,998,999
3.772%, 04/16/2026	4,000,000	3,957,067
3.792%, (Overnight SOFR + 0.030%), 07/28/2026 (A)	9,000,000	9,000,000
3.886%, 04/09/2026	6,000,000	6,000,000
3.904%, (Overnight SOFR + 0.070%), 11/05/2027 (A)	3,600,000	3,600,000
4.133%, 04/02/2026	2,657,000	2,629,900
4.178%, 02/03/2026	9,461,000	9,460,264
4.233%, 01/09/2026	8,112,000	8,111,749
4.247%, 01/16/2026	12,000,000	11,999,844
4.425%, 01/22/2026	6,100,000	6,101,289
4.763%, 03/13/2026	2,838,000	2,839,258
5.038%, 04/10/2026	5,647,000	5,653,212
Federal Home Loan Bank
3.560%, 01/19/2027	20,000,000	19,731,173
3.652%, 04/29/2026	4,000,000	3,966,827
3.711%, 03/23/2026	20,000,000	19,836,650
3.739%, 01/21/2026	13,000,000	12,973,422
3.762%, (Overnight SOFR + 0.000%), 01/29/2026 (A)	35,000,000	35,000,000
3.762%, (Overnight SOFR + 0.000%), 06/18/2026 (A)	28,000,000	28,000,000
3.762%, (Overnight SOFR + 0.000%), 04/02/2026 (A)	20,000,000	20,000,000
3.772%, (Overnight SOFR + 0.010%), 02/17/2026 (A)	19,110,000	19,110,000
3.772%, (Overnight SOFR + 0.010%), 02/25/2026 (A)	13,800,000	13,800,000
3.772%, (Overnight SOFR + 0.010%), 06/02/2026 (A)	19,000,000	19,000,000
3.776%, 10/21/2026	12,670,000	12,657,916

The accompanying notes are an integral part of the financial statements.	54

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Money Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal Home Loan Bank (continued)
3.777%, (Overnight SOFR + 0.015%), 03/30/2026 (A)	$15,000,000	$15,000,000
3.777%, (Overnight SOFR + 0.015%), 04/06/2026 (A)	17,000,000	17,000,000
3.795%, 03/02/2026	14,328,000	14,239,166
3.810%, 03/20/2026	8,710,000	8,639,665
3.817%, 04/06/2026	12,500,000	12,499,583
3.848%, 02/20/2026	10,000,000	9,947,569
3.850%, 02/25/2026	6,241,000	6,205,006
3.858%, 02/18/2026	38,000,000	37,808,176
3.862%, 01/23/2026	35,000,000	34,918,722
3.902%, 01/09/2026	8,425,000	8,417,801
3.914%, (Overnight SOFR - 0.010%), 05/04/2026 (A)	19,000,000	19,000,000
3.917%, 01/09/2026	23,000,000	22,980,271
3.924%, 01/02/2026	4,750,000	4,749,489
4.017%, 02/20/2026	13,678,000	13,603,151
4.024%, 02/13/2026	14,832,000	14,762,022
4.025%, 01/28/2026	3,230,000	3,224,082
4.047%, 09/18/2026	10,000,000	9,994,457
4.054%, 03/23/2026	4,792,125	4,760,020
4.058%, 01/29/2026	18,515,000	18,457,542
4.065%, 02/17/2026	1,500,000	1,493,381
4.083%, 02/24/2026	2,800,000	2,785,967
4.163%, 06/10/2026	3,645,000	3,644,586
4.164%, 02/26/2026	7,565,000	7,525,904
4.180%, 01/23/2026	1,700,000	1,699,909
4.197%, 01/21/2026	2,420,000	2,419,861
4.238%, 01/16/2026	10,000,000	9,999,989
4.245%, 03/24/2026	1,400,000	1,397,452
4.249%, 01/27/2026	1,510,000	1,510,037
4.270%, 10/09/2026	14,000,000	14,027,123
Federal Home Loan Mortgage Corp.
3.618%, 01/22/2027	18,000,000	17,989,283
3.735%, 11/20/2026	4,179,000	4,175,403
3.825%, 03/30/2026	4,000,000	3,968,533
3.867%, 10/23/2026	1,606,000	1,604,912
Federal National Mortgage Association 3.695%, 09/24/2026	5,000,000	4,936,353
TOTAL U.S. GOVERNMENT AGENCY (Cost $1,229,989,433)		$1,229,989,433
REPURCHASE AGREEMENT – 27.6%
Barclays Tri-Party Repurchase Agreement dated 12-31-25 at 3.820% to be repurchased at $54,011,460 on 1-2-26, collateralized by $53,425,400 U.S. Treasury Notes, 4.375% due 5-15-34 (valued at $55,091,706)	54,000,000	54,000,000
Goldman Sachs Tri-Party Repurchase Agreement dated 12-31-25 at 3.780% to be repurchased at $266,055,860 on 1-2-26, collateralized by $122,363,100 U.S. Treasury Notes, 3.625% - 4.375% due 8-31-28 to 12-31-30 (valued at $126,862,919), $272,008,684 U.S. Treasury Interest STRIPS, 0.000% due 8-15-39 (valued at $143,800,111), $209,100 U.S. Treasury Principal STRIPS, 0.000% due 5-15-41 to 8-15-45 (valued at $89,657) and $612,477 U.S. Treasury Inflation Indexed Bonds, 2.375% due 1-15-27 (valued at $624,291)	266,000,000	266,000,000
Money Market Trust (continued)
	Shares or Principal Amount	Value
REPURCHASE AGREEMENT (continued)
Repurchase Agreement with State Street Corp. dated 12-31-25 at 1.060% to be repurchased at $675,488 on 1-2-26, collateralized by $682,400 U.S. Treasury Notes, 3.750% due 4-30-27 (valued at $689,159)	675,448	675,448
Repurchase Agreement with State Street Corp. dated 12-31-25 at 3.800% to be repurchased at $280,059,111 on 1-2-26, collateralized by $284,411,300 U.S. Treasury Notes, 3.750% due 6-30-27 (valued at $285,600,102)	280,000,000	280,000,000
TOTAL REPURCHASE AGREEMENT (Cost $600,675,448)		$600,675,448
Total Investments (Money Market Trust) (Cost $2,194,674,867) – 101.0%		$2,194,674,867
Other assets and liabilities, net – (1.0%)		(21,680,144)
TOTAL NET ASSETS – 100.0%		$2,172,994,723
Security Abbreviations and Legend
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
USBMMY	U.S. Treasury Bill Money Market Yield
(A)	Variable rate obligation.
Opportunistic Fixed Income Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 26.9%
U.S. Government - 6.4%
U.S. Treasury Bonds 4.750%, 05/15/2055	$128,900	$126,664
U.S. Treasury Inflation Protected Securities
0.125%, 02/15/2051 to 02/15/2052	824,901	443,160
0.250%, 02/15/2050	772,486	444,423
1.125%, 10/15/2030	4,640,103	4,569,012
2.125%, 02/15/2054	1,983,790	1,781,804
2.375%, 02/15/2055	1,893,316	1,795,986
U.S. Treasury Notes
3.500%, 12/15/2028	52,500	52,438
4.250%, 05/15/2035	33,600	33,878
		9,247,365
U.S. Government Agency - 20.5%
Federal Home Loan Mortgage Corp.
5.000%, 07/01/2040	69,728	70,683
5.500%, 09/01/2040 to 12/01/2055	2,118,075	2,156,367
Federal National Mortgage Association
2.000%, TBA (A)	1,470,000	1,187,312
2.500%, TBA (A)	685,000	578,745
3.000%, TBA (A)	1,231,000	1,087,848
3.500%, TBA (A)	200,000	184,773
4.000%, TBA (A)	1,355,000	1,302,396
4.500%, TBA (A)	3,040,000	3,030,371
5.000%, TBA (A)	2,066,000	2,062,578
5.000%, 08/01/2040	140,615	142,453
5.500%, TBA (A)	2,087,000	2,123,894
6.000%, TBA (A)	8,277,000	8,500,727
6.000%, 07/01/2038 to 09/01/2038	231,692	241,377
6.500%, TBA (A)	825,000	856,872
Government National Mortgage Association
2.500%, TBA (A)	2,257,000	1,946,399

The accompanying notes are an integral part of the financial statements.	55

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
4.000%, TBA (A)		$725,000	$684,108
4.500%, TBA (A)		365,000	355,745
5.000%, TBA (A)		700,000	698,303
5.500%, TBA (A)		1,385,000	1,398,368
6.000%, TBA (A)		735,000	748,968
			29,358,287
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $38,659,490)			$38,605,652
FOREIGN GOVERNMENT OBLIGATIONS - 45.4%
Argentina - 0.2%
Republic of Argentina 4.125%, (4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035		480,000	357,120
Australia - 4.3%
Commonwealth of Australia
1.000%, 12/21/2030	AUD	5,320,000	3,028,337
1.750%, 06/21/2051		7,195,000	2,425,376
Commonwealth of Australia, Inflation-Linked Bond 1.263%, 02/21/2050		1,350,000	757,397
			6,211,110
Brazil - 7.4%
Federative Republic of Brazil
6.000%, 05/15/2035	BRL	3,723,000	2,861,071
10.000%, 01/01/2027		558,000	98,643
10.000%, 01/01/2029		36,906,000	6,232,513
10.000%, 01/01/2031		3,149,000	504,654
10.000%, 01/01/2033		278,000	42,719
10.000%, 01/01/2035		3,910,000	584,462
12.876%, 01/01/2028 (B)		579,000	82,624
13.177%, 01/01/2030 (B)		1,783,000	196,820
			10,603,506
Chile - 0.2%
Republic of Chile
4.700%, 09/01/2030 (C)	CLP	55,000,000	60,993
5.000%, 03/01/2035		90,000,000	99,367
5.800%, 10/01/2034 (C)		15,000,000	17,472
6.000%, 01/01/2043		15,000,000	18,223
6.200%, 10/01/2040 (C)		10,000,000	12,195
7.000%, 05/01/2034 (C)		10,000,000	12,487
			220,737
Colombia - 2.1%
Republic of Colombia
3.750%, 02/25/2037	COP	3,079,686,539	633,918
5.000%, 09/19/2032	EUR	110,000	122,934
5.000%, 03/20/2041	COP	3,371,571,723	778,449
5.625%, 02/19/2036	EUR	335,000	368,037
6.250%, 07/09/2036	COP	499,700,000	81,887
6.500%, 11/26/2038	EUR	410,000	465,115
7.000%, 03/26/2031	COP	104,300,000	21,488
7.000%, 06/30/2032		495,200,000	96,657
7.250%, 10/18/2034		492,700,000	92,186
7.750%, 09/18/2030		86,900,000	18,848
9.250%, 05/28/2042		1,098,500,000	215,671
11.750%, 01/24/2035		166,600,000	41,007
13.250%, 02/09/2033		188,300,000	50,029
			2,986,226
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Czech Republic - 5.4%
Czech Republic
1.200%, 03/13/2031	CZK	1,270,000	$52,543
1.500%, 04/24/2040		1,530,000	48,699
1.950%, 07/30/2037		1,150,000	42,177
2.000%, 10/13/2033		2,080,000	83,590
3.000%, 03/03/2033		470,000	20,931
3.500%, 05/30/2035		105,940,000	4,705,261
3.500%, 05/30/2035		1,200,000	53,297
4.200%, 12/04/2036		670,000	31,297
4.250%, 10/24/2034		380,000	18,088
4.500%, 11/11/2032		1,770,000	86,310
4.900%, 04/14/2034		520,000	25,506
5.750%, 03/29/2029		48,990,000	2,519,279
			7,686,978
France - 1.4%
Government of France
0.100%, 03/01/2036 (C)	EUR	1,447,060	1,421,553
0.550%, 03/01/2039 (C)		570,791	556,597
			1,978,150
Gabon - 0.1%
Republic of Gabon 6.625%, 02/06/2031		$200,000	154,902
Germany - 1.0%
Federal Republic of Germany, Inflation-Linked Bond 0.100%, 04/15/2046	EUR	1,517,176	1,369,500
Ghana - 0.1%
Republic of Ghana
3.721%, 07/03/2026 (B)(C)		$4,000	3,926
5.000%, (5.000% to 7-3-28, then 6.000% thereafter), 07/03/2029 (C)		60,500	59,330
5.000%, (5.000% to 7-3-28, then 6.000% thereafter), 07/03/2035 (C)		87,000	79,484
			142,740
Hungary - 0.6%
Republic of Hungary
1.625%, 04/28/2032	EUR	520,000	534,469
2.250%, 06/22/2034	HUF	10,250,000	22,458
3.000%, 10/27/2038		67,460,000	136,177
3.125%, 09/21/2051		$200,000	123,017
7.000%, 10/24/2035	HUF	15,690,000	48,550
			864,671
Iceland - 0.9%
Republic of Iceland
5.000%, 11/15/2028	ISK	92,220,000	701,360
6.500%, 01/24/2031		82,610,000	654,646
			1,356,006
India - 2.9%
Republic of India
6.330%, 05/05/2035	INR	104,270,000	1,137,295
6.790%, 10/07/2034		92,820,000	1,038,879
6.790%, 12/02/2034		1,090,000	12,149
7.300%, 06/19/2053		181,640,000	2,013,298
			4,201,621
Indonesia - 0.5%
Republic of Indonesia
5.875%, 03/15/2031	IDR	581,000,000	35,337
6.625%, 05/15/2033		430,000,000	26,511
6.875%, 04/15/2029		716,000,000	44,731
7.000%, 02/15/2033		2,096,000,000	132,056
7.125%, 06/15/2038		2,656,000,000	169,380
7.125%, 08/15/2040		657,000,000	42,209

The accompanying notes are an integral part of the financial statements.	56

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia (continued)
Republic of Indonesia (continued)
7.125%, 06/15/2042	IDR	271,000,000	$17,193
7.125%, 06/15/2043		325,000,000	20,610
7.125%, 08/15/2045		1,618,000,000	103,907
7.500%, 08/15/2032		1,727,000,000	111,503
7.500%, 05/15/2038		186,000,000	12,180
8.250%, 05/15/2036		514,000,000	35,399
			751,016
Japan - 2.7%
Government of Japan
2.400%, 03/20/2045	JPY	125,550,000	740,771
2.400%, 03/20/2055		95,900,000	502,014
2.800%, 06/20/2055		473,550,000	2,701,792
			3,944,577
Lithuania - 0.3%
Republic of Lithuania
0.500%, 07/28/2050	EUR	245,000	119,619
0.750%, 07/15/2051		480,000	245,434
			365,053
Malaysia - 0.7%
Government of Malaysia
2.632%, 04/15/2031	MYR	453,000	107,747
3.582%, 07/15/2032		314,000	78,175
3.757%, 05/22/2040		270,000	66,294
3.828%, 07/05/2034		560,000	141,282
3.885%, 08/15/2029		691,000	174,145
4.254%, 05/31/2035		791,000	206,189
4.457%, 03/31/2053		108,000	28,722
4.642%, 11/07/2033		269,000	71,514
4.696%, 10/15/2042		139,000	37,795
4.893%, 06/08/2038		120,000	32,926
			944,789
Mexico - 1.1%
Government of Mexico
2.750%, 11/27/2031	MXN	4,216,577	211,774
5.625%, 03/19/2114	GBP	100,000	103,018
7.500%, 05/26/2033	MXN	128,900	6,658
7.703%, 07/08/2027 (B)		3,380,150	167,450
7.750%, 11/23/2034		1,000	52
7.750%, 11/13/2042		6,317,500	299,869
7.775%, 09/02/2027 (B)		4,274,810	209,104
7.846%, 10/28/2027 (B)		6,630,140	320,169
8.000%, 05/24/2035		305,700	15,816
8.000%, 11/07/2047		2,473,000	118,159
8.000%, 07/31/2053		1,747,300	82,705
8.000%, 04/29/2055		780,300	36,786
			1,571,560
New Zealand - 0.7%
Government of New Zealand, Inflation-Linked Bond
3.276%, 09/20/2050	NZD	700,000	413,393
3.327%, 09/20/2040		790,000	576,079
			989,472
Norway - 4.5%
Kingdom of Norway
1.250%, 09/17/2031 (C)	NOK	42,940,000	3,677,581
1.375%, 08/19/2030 (C)		14,890,000	1,320,209
3.000%, 08/15/2033 (C)		15,870,000	1,464,643
			6,462,433
Peru - 0.1%
Republic of Peru
5.350%, 08/12/2040	PEN	111,000	29,276
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Peru (continued)
Republic of Peru (continued)
5.400%, 08/12/2034	PEN	62,000	$18,370
6.150%, 08/12/2032		78,000	25,028
6.900%, 08/12/2037		25,000	7,770
6.950%, 08/12/2031		150,000	49,591
7.600%, 08/12/2039 (C)		239,000	77,554
			207,589
Poland - 0.4%
Republic of Poland
1.750%, 04/25/2032	PLN	249,000	58,365
4.750%, 07/25/2029		251,000	71,138
5.000%, 10/25/2034		664,000	183,925
5.000%, 10/25/2035		319,000	87,630
6.000%, 10/25/2033		384,000	114,215
			515,273
Romania - 1.2%
Republic of Romania
4.750%, 10/11/2034	RON	570,000	114,042
5.000%, 02/12/2029		95,000	20,940
5.375%, 06/07/2033 (C)	EUR	20,000	23,714
6.700%, 02/25/2032	RON	145,000	33,309
6.750%, 04/25/2035		810,000	186,414
6.750%, 07/11/2039	EUR	870,000	1,062,477
7.650%, 07/27/2031	RON	390,000	93,722
8.000%, 04/29/2030		150,000	36,249
8.250%, 09/29/2032		340,000	84,442
			1,655,309
South Africa - 0.9%
Republic of South Africa
6.250%, 03/31/2036	ZAR	2,327,000	119,142
7.000%, 02/28/2031		2,215,000	130,467
7.000%, 02/28/2031		1,345,000	79,223
8.000%, 01/31/2030		234,000	14,413
8.250%, 03/31/2032		1,201,000	74,129
8.500%, 01/31/2037		2,968,000	177,292
8.750%, 01/31/2044		3,268,000	188,533
8.750%, 02/28/2048		1,424,000	82,554
8.875%, 02/28/2035		2,836,000	177,995
9.000%, 01/31/2040		1,386,000	83,715
9.875%, 03/31/2039		1,029,000	66,423
11.625%, 03/31/2053		627,000	47,740
Republic of South Africa, CPI-Linked Bond
2.250%, 01/31/2038		351,463	17,022
2.500%, 03/31/2046		743,974	34,095
			1,292,743
South Korea - 2.7%
Republic of Korea 2.625%, 06/10/2035	KRW	6,066,450,000	3,944,658
Thailand - 0.6%
Kingdom of Thailand
1.585%, 12/17/2035	THB	3,940,000	124,589
1.600%, 06/17/2035		917,000	29,091
2.000%, 12/17/2031		4,406,000	145,156
2.000%, 06/17/2042		315,000	9,746
2.410%, 03/17/2035		1,853,000	62,820
2.800%, 06/17/2034		1,260,000	43,818
2.875%, 12/17/2028		3,746,000	124,775
2.875%, 06/17/2046		775,000	26,633
2.980%, 06/17/2045		352,000	12,399
3.350%, 06/17/2033		4,861,000	175,318
3.450%, 06/17/2043		3,495,000	129,222
			883,567

The accompanying notes are an integral part of the financial statements.	57

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Turkey - 0.3%
Republic of Turkey
6.120%, 09/11/2030	TRY	7,289,491	$168,374
26.200%, 10/05/2033		6,355,840	143,488
27.700%, 09/27/2034		4,424,000	105,132
30.000%, 09/12/2029		2,872,000	65,306
			482,300
United Kingdom - 2.0%
United Kingdom of Great Britain, Inflation-Linked GILT
0.125%, 03/22/2051	GBP	1,121,891	928,585
0.250%, 03/22/2052		925,623	783,125
0.500%, 03/22/2050		639,478	598,451
1.250%, 11/22/2054		516,485	568,086
			2,878,247
Uruguay - 0.1%
Republic of Uruguay
8.000%, 10/29/2035	UYU	1,212,000	31,953
9.750%, 07/20/2033		2,502,000	71,623
			103,576
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $65,571,378)			$65,125,429
CORPORATE BONDS - 16.1%
Bermuda - 0.1%
Transocean International, Ltd. 8.750%, 02/15/2030 (C)		$187,500	195,920
Canada - 1.1%
AltaGas, Ltd. 7.200%, (7.200% to 10-15-34, then 5 Year CMT + 3.573%), 10/15/2054 (C)		93,000	96,417
Bausch Health Companies, Inc. 4.875%, 06/01/2028 (C)		25,000	22,375
Bell Canada 7.000%, (7.000% to 9-15-35, then 5 Year CMT + 2.363%), 09/15/2055		42,000	44,135
Emera, Inc. 6.750%, (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%), 06/15/2076		126,000	126,577
Enbridge, Inc.
5.750%, (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%), 07/15/2080		14,000	14,133
8.500%, (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%), 01/15/2084		55,000	63,067
Garda World Security Corp.
6.000%, 06/01/2029 (C)		10,000	9,807
8.375%, 11/15/2032 (C)		60,000	61,117
goeasy, Ltd.
6.875%, 05/15/2030 (C)		10,000	9,547
6.875%, 02/15/2031 (C)		95,000	88,862
7.375%, 10/01/2030 (C)		175,000	168,404
Ontario Gaming GTA LP 8.000%, 08/01/2030 (C)		70,000	66,374
Rogers Communications, Inc.
5.000%, 03/15/2044		70,000	62,417
5.450%, 10/01/2043		65,000	61,268
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Canada (continued)
South Bow Canadian Infrastructure Holdings, Ltd. 7.625%, (7.625% to 3-1-30, then 5 Year CMT + 3.949%), 03/01/2055		$34,000	$35,441
TELUS Corp.
6.375%, (6.375% to 6-9-31, then 5 Year CMT + 2.694%), 06/09/2056		130,000	130,216
6.625%, (6.625% to 6-9-36, then 5 Year CMT + 2.515%), 06/09/2056		155,000	154,848
7.000%, (7.000% to 10-15-35, then 5 Year CMT + 2.709%), 10/15/2055		84,000	87,442
TransCanada PipeLines, Ltd. 7.000%, (7.000% to 6-1-30, then 5 Year CMT + 2.614%), 06/01/2065		60,000	61,847
Transcanada Trust
5.600%, (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%), 03/07/2082		144,000	142,225
5.875%, (5.875% to 8-15-26, then 3 month LIBOR + 4.640% to 8-15-46, then 3 month LIBOR + 5.390%), 08/15/2076		41,000	41,050
			1,547,569
Cayman Islands - 0.0%
Azorra Finance, Ltd. 7.250%, 01/15/2031 (C)		12,000	12,574
Diamond Foreign Asset Company 8.500%, 10/01/2030 (C)		7,000	7,415
			19,989
Chile - 0.1%
Inversiones CMPC SA 6.125%, 02/26/2034		200,000	205,916
China - 0.0%
CIFI Holdings Group Company, Ltd. 4.375%, 04/12/2027 (D)		260,000	23,725
Country Garden Holdings Company, Ltd. 3.875%, 10/22/2030 (D)		290,000	27,188
Yuzhou Group Holdings Company, Ltd.
1.000%, (0.000% Cash and 1.000% PIK), 06/30/2034		25,135	25
4.000%, (0.000% Cash and 4.000% PIK), 06/30/2028		26,734	635
4.500%, (0.000% Cash and 4.500% PIK), 06/30/2029		46,556	931
5.000%, (0.000% Cash and 5.000% PIK), 06/30/2030		62,142	1,243
5.500%, (0.000% Cash and 5.500% PIK), 06/30/2031		87,176	859
7.000%, (1.000% Cash and 6.000% PIK), 06/30/2027		32,480	3,206
			57,812
Czech Republic - 0.1%
Ceska sporitelna AS 3.743%, (3.743% to 9-9-31, then 3 month EURIBOR + 1.300%), 09/09/2032	EUR	100,000	117,584
Denmark - 0.3%
Jyske Bank A/S 3.500%, (3.500% to 11-19-30, then 1 Year EURIBOR ICE Swap Rate + 1.270%), 11/19/2031		100,000	117,746

The accompanying notes are an integral part of the financial statements.	58

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Denmark (continued)
Spar Nord Bank A/S 4.125%, (4.125% to 10-1-29, then 1 Year EURIBOR ICE Swap Rate + 1.850%), 10/01/2030	EUR	300,000	$362,195
			479,941
France - 0.5%
Orange SA
5.375%, 01/13/2042		$260,000	254,675
5.500%, 02/06/2044		65,000	64,044
Societe Generale SA 6.125%, (6.125% to 9-17-32, then 5 Year EURIBOR ICE Swap Rate + 3.779%), 03/17/2032 (E)	EUR	200,000	238,645
Sogecap SA 6.250%, (6.250% to 1-8-36, then 5 Year EURIBOR ICE Swap Rate + 3.753%), 07/08/2035 (E)		100,000	118,226
			675,590
Germany - 0.2%
Deutsche Telekom AG 3.625%, 01/21/2050 (C)		$150,000	108,151
Muenchener Rueckversicherungs-Gesellschaft AG 5.875%, (5.875% to 5-23-32, then 5 Year CMT + 3.982%), 05/23/2042		200,000	208,834
			316,985
Gibraltar - 0.1%
888 Acquisitions, Ltd. 8.000%, 09/30/2031	EUR	130,000	122,587
Greece - 0.3%
CrediaBank SA 9.375%, (9.375% to 1-13-31, then 5 Year EURIBOR ICE Swap Rate + 7.277%), 01/31/2031 (E)		100,000	125,659
Piraeus Bank SA 6.750%, (6.750% to 12-30-30, then 5 Year EURIBOR ICE Swap Rate + 4.596%), 12/30/2030 (E)		200,000	243,116
			368,775
Ireland - 0.3%
Adient Global Holdings, Ltd. 7.500%, 02/15/2033 (C)		$6,000	6,192
BMS Ireland Capital Funding DAC
4.289%, 11/10/2045	EUR	110,000	126,224
4.581%, 11/10/2055		280,000	318,823
TrueNoord Capital DAC 8.750%, 03/01/2030 (C)		$20,000	21,125
			472,364
Italy - 0.3%
Intesa Sanpaolo SpA
7.800%, 11/28/2053 (C)		200,000	244,317
8.248%, (8.248% to 11-21-32, then 1 Year CMT + 4.400%), 11/21/2033 (C)		200,000	236,114
			480,431
Luxembourg - 0.1%
Raizen Fuels Finance SA 6.700%, 02/25/2037		200,000	161,771
Malta - 0.0%
VistaJet Malta Finance PLC
6.375%, 02/01/2030 (C)		7,000	6,662
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Malta (continued)
VistaJet Malta Finance PLC (continued)
9.500%, 06/01/2028 (C)		$15,000	$15,514
			22,176
Mexico - 0.3%
Orbia Advance Corp. SAB de CV
6.750%, 09/19/2042		200,000	172,942
7.500%, 05/13/2035		200,000	194,022
			366,964
Netherlands - 0.1%
Deutsche Telekom International Finance BV 4.875%, 03/06/2042 (C)		150,000	138,172
Singapore - 0.1%
GLP Pte, Ltd. 4.500%, (4.500% to 5-17-26, then 5 Year CMT + 3.735% to 5-17-31, then 5 Year CMT + 3.985% to 5-17-46, then 5 Year CMT + 4.735%), 05/17/2026 (E)		200,000	134,276
Spain - 0.3%
CaixaBank SA 4.885%, (4.885% to 7-3-30, then Overnight SOFR + 1.360%), 07/03/2031 (C)		200,000	202,760
Unicaja Banco SA 4.875%, (4.875% to 5-18-27, then 5 Year Euro Swap Rate + 5.020%), 11/18/2026 (E)	EUR	200,000	236,797
			439,557
Supranational - 0.4%
Asian Development Bank 5.630%, 11/10/2040 (B)	PLN	100,000	12,196
Asian Infrastructure Investment Bank
6.000%, 12/08/2031	INR	9,800,000	103,527
6.650%, 06/30/2033		14,100,000	154,864
6.900%, 10/23/2034		4,300,000	47,799
6.960%, 01/14/2035		6,400,000	70,012
European Bank for Reconstruction & Development 6.750%, 03/14/2031		6,000,000	66,237
International Bank for Reconstruction & Development 6.500%, 10/01/2037		4,500,000	48,990
			503,625
United Kingdom - 0.5%
HSBC Holdings PLC
5.733%, (5.733% to 5-17-31, then Overnight SOFR + 1.520%), 05/17/2032		$200,000	210,783
7.050%, (7.050% to 12-5-30, then 5 Year CMT + 2.987%), 06/05/2030 (E)		200,000	207,907
INEOS Finance PLC 6.375%, 04/15/2029	EUR	115,000	118,608
Metro Bank Holdings PLC 12.000%, (12.000% to 4-30-28, then 1 Year United Kingdom GILT Rate + 7.814%), 04/30/2029	GBP	100,000	153,669
			690,967
United States - 10.9%
Acadia Healthcare Company, Inc.
5.000%, 04/15/2029 (C)		$157,000	151,165
7.375%, 03/15/2033 (C)(F)		120,000	121,200

The accompanying notes are an integral part of the financial statements.	59

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Acrisure LLC 6.000%, 08/01/2029 (C)		$30,000	$29,634
Air Lease Corp. 4.125%, (4.125% to 12-15-26, then 5 Year CMT + 3.149%), 12/15/2026 (E)		104,000	101,523
Aircastle, Ltd. 5.250%, (5.250% to 9-15-26, then 5 Year CMT + 4.410% to 9-15-31, then 5 Year CMT + 4.660% to 9-15-46, then 5 Year CMT + 5.160%), 06/15/2026 (C)(E)		66,000	65,672
Alliant Holdings Intermediate LLC 7.375%, 10/01/2032 (C)		25,000	25,922
Allied Universal Holdco LLC 7.875%, 02/15/2031 (C)		4,000	4,216
Alphabet, Inc.
4.375%, 11/06/2064	EUR	280,000	312,610
5.250%, 05/15/2055		$120,000	114,934
5.300%, 05/15/2065		125,000	117,560
5.700%, 11/15/2075		105,000	103,346
Amazon.com, Inc.
2.700%, 06/03/2060		110,000	62,187
3.100%, 05/12/2051		90,000	60,422
3.250%, 05/12/2061		290,000	185,540
3.950%, 04/13/2052		80,000	62,435
4.100%, 04/13/2062		165,000	126,834
4.250%, 08/22/2057		75,000	60,089
5.550%, 11/20/2065		65,000	63,050
American Assets Trust LP 6.150%, 10/01/2034		65,000	65,935
American Axle & Manufacturing, Inc. 7.750%, 10/15/2033 (C)		125,000	127,322
American Electric Power Company, Inc. 5.800%, (5.800% to 3-15-31, then 5 Year CMT + 2.128%), 03/15/2056		180,000	178,697
American National Group, Inc. 7.000%, (7.000% to 12-1-30, then 5 Year CMT + 3.183%), 12/01/2055		68,000	68,073
AmeriGas Partners LP 9.375%, 06/01/2028 (C)		210,000	217,718
Antero Midstream Partners LP 6.625%, 02/01/2032 (C)		25,000	25,877
Apple, Inc. 2.550%, 08/20/2060		225,000	124,881
Ashton Woods USA LLC 6.875%, 08/01/2033 (C)		145,000	145,115
Asurion LLC 8.000%, 12/31/2032 (C)		77,000	79,896
AT&T, Inc.
3.500%, 09/15/2053		180,000	120,460
3.650%, 06/01/2051		85,000	59,730
Athene Holding, Ltd.
3.950%, 05/25/2051		85,000	59,389
6.875%, (6.875% to 6-28-35, then 5 Year CMT + 2.582%), 06/28/2055		190,000	189,854
Avantor Funding, Inc. 3.875%, 11/01/2029 (C)		11,000	10,519
Avis Budget Car Rental LLC 8.375%, 06/15/2032 (C)		16,000	16,522
Basin Electric Power Cooperative 5.850%, 10/15/2055 (C)		100,000	97,942
Bath & Body Works, Inc. 6.875%, 11/01/2035		125,000	126,459
Baxter International, Inc.
3.132%, 12/01/2051		250,000	157,141
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Baxter International, Inc. (continued)
5.650%, 12/15/2035	$130,000	$131,562
Brandywine Operating Partnership LP 8.875%, 04/12/2029	95,000	102,393
Bread Financial Holdings, Inc. 8.375%, (8.375% to 6-15-30, then 5 Year CMT + 4.300%), 06/15/2035 (C)	75,000	77,538
Cargill, Inc. 5.375%, 10/23/2055 (C)	65,000	62,556
CCO Holdings LLC
4.250%, 02/01/2031 (C)	75,000	68,914
4.750%, 02/01/2032 (C)	37,000	33,816
5.375%, 06/01/2029 (C)	2,000	1,977
Celanese US Holdings LLC
6.750%, 04/15/2033	65,000	64,659
7.200%, 11/15/2033	65,000	68,667
Champ Acquisition Corp. 8.375%, 12/01/2031 (C)	25,000	27,003
Charter Communications Operating LLC
3.700%, 04/01/2051	60,000	37,766
3.850%, 04/01/2061	230,000	137,059
5.250%, 04/01/2053	75,000	59,313
6.834%, 10/23/2055	105,000	100,784
Cipher Compute LLC 7.125%, 11/15/2030 (C)	10,000	10,185
Cisco Systems, Inc.
5.300%, 02/26/2054	65,000	62,304
5.500%, 02/24/2055	125,000	123,590
Citigroup, Inc.
6.625%, (6.625% to 2-15-31, then 5 Year CMT + 3.001%), 02/15/2031 (E)	100,000	101,627
6.875%, (6.875% to 8-15-30, then 5 Year CMT + 2.890%), 08/15/2030 (E)	125,000	129,888
6.950%, (6.950% to 2-15-30, then 5 Year CMT + 2.726%), 02/15/2030 (E)	125,000	128,872
7.625%, (7.625% to 11-15-28, then 5 Year CMT + 3.211%), 11/15/2028 (E)	39,000	40,892
Clarios Global LP 6.750%, 09/15/2032 (C)	5,000	5,185
Clear Channel Outdoor Holdings, Inc.
7.125%, 02/15/2031 (C)	10,000	10,471
7.750%, 04/15/2028 (C)	8,000	8,006
Cloud Software Group, Inc.
6.625%, 08/15/2033 (C)	130,000	128,837
9.000%, 09/30/2029 (C)	15,000	15,623
CMS Energy Corp. 4.750%, (4.750% to 6-1-30, then 5 Year CMT + 4.116%), 06/01/2050	72,000	70,821
Comcast Corp.
2.887%, 11/01/2051	225,000	131,579
2.937%, 11/01/2056	210,000	117,994
2.987%, 11/01/2063	110,000	59,499
5.650%, 06/01/2054	130,000	121,823
6.050%, 05/15/2055 (F)	120,000	118,522
Community Health Systems, Inc.
4.750%, 02/15/2031 (C)	26,000	23,163
6.875%, 04/15/2029 (C)	6,000	5,340
Concentra Health Services, Inc. 6.875%, 07/15/2032 (C)	5,000	5,229
Corebridge Financial, Inc. 4.350%, 04/05/2042	150,000	128,254

The accompanying notes are an integral part of the financial statements.	60

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Cougar JV Subsidiary LLC 8.000%, 05/15/2032 (C)	$16,000	$17,105
Cox Communications, Inc.
5.800%, 12/15/2053 (C)	70,000	59,700
5.950%, 09/01/2054 (C)	140,000	122,558
CP Atlas Buyer, Inc.
9.750%, 07/15/2030 (C)	8,000	8,286
12.750%, (7.000% Cash and 5.750% PIK), 01/15/2031 (C)	20,000	18,948
Credit Acceptance Corp. 6.625%, 03/15/2030 (C)	215,000	215,424
CrossCountry Intermediate HoldCo LLC
6.500%, 10/01/2030 (C)	10,000	10,200
6.750%, 12/01/2032 (C)	10,000	10,162
CVS Health Corp.
6.750%, (6.750% to 12-10-34, then 5 Year CMT + 2.516%), 12/10/2054	38,000	39,686
7.000%, (7.000% to 3-10-30, then 5 Year CMT + 2.886%), 03/10/2055	46,000	48,256
Deluxe Corp. 8.125%, 09/15/2029 (C)	15,000	15,802
Dentsply Sirona, Inc. 8.375%, (8.375% to 9-12-30, then 5 Year CMT + 4.379%), 09/12/2055	65,000	60,848
Directv Financing LLC 10.000%, 02/15/2031 (C)	10,000	10,221
DISH DBS Corp. 5.750%, 12/01/2028 (C)	2,000	1,964
Dominion Energy, Inc.
4.350%, (4.350% to 4-15-27, then 5 Year CMT + 3.195%), 01/15/2027 (E)	120,000	118,999
6.875%, (6.875% to 2-1-30, then 5 Year CMT + 2.386%), 02/01/2055	35,000	36,380
EchoStar Corp. 6.750%, (6.750% Cash and 0.000% PIK), 11/30/2030	21,742	22,274
Endo Finance Holdings, Inc. 8.500%, 04/15/2031 (C)	120,000	126,833
Energizer Holdings, Inc. 6.000%, 09/15/2033 (C)	65,000	62,348
Energy Transfer LP
6.500%, (6.500% to 2-15-31, then 5 Year CMT + 2.676%), 02/15/2056	535,000	533,231
8.000%, (8.000% to 5-15-29, then 5 Year CMT + 4.020%), 05/15/2054	81,000	86,464
EQT Corp. 4.750%, 01/15/2031	10,000	10,066
EUSHI Finance, Inc. 7.625%, (7.625% to 12-15-29, then 5 Year CMT + 3.136%), 12/15/2054	71,000	74,639
EZCORP, Inc. 7.375%, 04/01/2032 (C)	25,000	26,524
FirstCash, Inc.
4.625%, 09/01/2028 (C)	7,000	6,955
5.625%, 01/01/2030 (C)	6,000	6,022
FMC Corp. 8.450%, (8.450% to 11-1-30, then 5 Year CMT + 4.366%), 11/01/2055	90,000	71,236
Freedom Mortgage Holdings LLC
7.875%, 04/01/2033 (C)	7,000	7,249
8.375%, 04/01/2032 (C)	5,000	5,263
9.125%, 05/15/2031 (C)	20,000	21,481
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
General Motors Financial Company, Inc. 5.700%, (5.700% to 9-30-30, then 5 Year CMT + 4.997%), 09/30/2030 (E)	$80,000	$80,327
Global Atlantic Financial Company
7.250%, (7.250% to 3-1-31, then 5 Year CMT + 3.550%), 03/01/2056 (C)	95,000	95,445
7.950%, (7.950% to 7-15-29, then 5 Year CMT + 3.608%), 10/15/2054 (C)	24,000	24,779
Gray Media, Inc. 7.250%, 08/15/2033 (C)	45,000	45,982
HA Sustainable Infrastructure Capital, Inc. 8.000%, (8.000% to 6-1-31, then 5 Year CMT + 4.301%), 06/01/2056	194,000	202,742
Health Care Service Corp. 5.875%, 06/15/2054 (C)	65,000	62,553
Hewlett Packard Enterprise Company 6.350%, 10/15/2045	60,000	61,511
Hightower Holding LLC 6.750%, 04/15/2029 (C)	15,000	14,939
HP, Inc. 6.000%, 09/15/2041	60,000	60,552
HUB International, Ltd.
5.625%, 12/01/2029 (C)	3,000	3,000
7.375%, 01/31/2032 (C)	11,000	11,545
IBM Corp. 4.900%, 07/27/2052	100,000	88,019
Intel Corp.
3.250%, 11/15/2049	100,000	63,884
4.900%, 08/05/2052	65,000	53,844
5.600%, 02/21/2054	46,000	42,467
5.700%, 02/10/2053	65,000	60,512
Intercontinental Exchange, Inc. 3.625%, 09/01/2028	27,000	26,800
Iron Mountain, Inc. 6.250%, 01/15/2033 (C)	125,000	126,046
JetBlue Airways Corp. 9.875%, 09/20/2031 (C)	77,000	77,575
JPMorgan Chase & Co. 6.500%, (6.500% to 4-1-30, then 5 Year CMT + 2.152%), 04/01/2030 (E)	125,000	129,889
Kaiser Aluminum Corp. 5.875%, 03/01/2034 (C)	15,000	15,047
Kimberly-Clark Corp. 3.200%, 07/30/2046	135,000	96,311
LBM Acquisition LLC 6.250%, 01/15/2029 (C)	23,000	20,700
LCM Investments Holdings II LLC 8.250%, 08/01/2031 (C)	10,000	10,577
Level 3 Financing, Inc.
6.875%, 06/30/2033 (C)	15,000	15,349
8.500%, 01/15/2036 (C)	75,000	76,799
LFS Topco LLC 8.750%, 07/15/2030 (C)	81,000	81,524
Liberty Mutual Group, Inc. 4.125%, (4.125% to 12-15-26, then 5 Year CMT + 3.315%), 12/15/2051 (C)	63,000	62,121
Lincoln National Corp. 9.250%, (9.250% to 3-1-28, then 5 Year CMT + 5.318%), 12/01/2027 (E)(F)	130,000	139,109
LYB International Finance III LLC
3.625%, 04/01/2051	285,000	183,661

The accompanying notes are an integral part of the financial statements.	61

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
LYB International Finance III LLC (continued)
4.200%, 10/15/2049	$85,000	$60,973
5.875%, 01/15/2036	130,000	129,390
Macy's Retail Holdings LLC
5.125%, 01/15/2042	9,000	7,382
6.125%, 03/15/2032 (C)	5,000	5,061
Matador Resources Company 6.500%, 04/15/2032 (C)	70,000	70,992
Medline Borrower LP 5.250%, 10/01/2029 (C)	25,000	25,135
Merck & Company, Inc. 5.700%, 12/04/2065	140,000	138,499
Meta Platforms, Inc.
4.650%, 08/15/2062	170,000	137,323
5.400%, 08/15/2054	125,000	116,289
5.625%, 11/15/2055	170,000	163,161
5.750%, 11/15/2065	320,000	305,121
Microsoft Corp.
2.675%, 06/01/2060	230,000	132,449
3.041%, 03/17/2062	100,000	62,293
4.000%, 02/12/2055	75,000	59,909
Netflix, Inc. 5.400%, 08/15/2054	65,000	62,989
Noble Finance II LLC 8.000%, 04/15/2030 (C)	210,000	218,172
Novelis Corp.
4.750%, 01/30/2030 (C)	35,000	33,810
6.375%, 08/15/2033 (C)	30,000	30,413
NVIDIA Corp. 3.500%, 04/01/2050	170,000	125,808
Olin Corp. 6.625%, 04/01/2033 (C)	95,000	94,285
Oracle Corp.
5.550%, 02/06/2053	33,000	27,386
5.950%, 09/26/2055	130,000	115,182
6.000%, 08/03/2055	105,000	92,588
PacifiCorp
5.500%, 05/15/2054	55,000	49,152
5.800%, 01/15/2055	135,000	125,979
Paramount Global
4.375%, 03/15/2043	38,000	26,431
6.375%, (6.375% to 3-30-27, then 5 Year CMT + 3.999% to 3-30-32, then 5 Year CMT + 4.249% to 3-30-47, then 5 Year CMT + 4.999%), 03/30/2062	65,000	60,345
PayPal Holdings, Inc.
5.050%, 06/01/2052	70,000	63,517
5.250%, 06/01/2062	70,000	64,244
Penn Entertainment, Inc. 4.125%, 07/01/2029 (C)	15,000	13,892
PennyMac Financial Services, Inc. 6.875%, 05/15/2032 (C)	9,000	9,422
Permian Resources Operating LLC 7.000%, 01/15/2032 (C)	5,000	5,212
Phillips 66 Company 5.875%, (5.875% to 3-15-31, then 5 Year CMT + 2.283%), 03/15/2056	45,000	44,519
Planet Financial Group LLC 10.500%, 12/15/2029 (C)	20,000	20,949
Quikrete Holdings, Inc. 6.375%, 03/01/2032 (C)	10,000	10,409
Rfna LP 7.875%, 02/15/2030 (C)	200,000	203,410
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Rocket Companies, Inc. 6.375%, 08/01/2033 (C)	$10,000	$10,426
Rocket Software, Inc.
6.500%, 02/15/2029 (C)	15,000	14,700
9.000%, 11/28/2028 (C)	7,000	7,218
Rockies Express Pipeline LLC 6.750%, 03/15/2033 (C)	20,000	21,106
Salesforce, Inc.
2.700%, 07/15/2041	85,000	61,656
2.900%, 07/15/2051	195,000	123,401
3.050%, 07/15/2061	105,000	63,378
Scripps Escrow II, Inc. 3.875%, 01/15/2029 (C)	15,000	13,802
Sempra 6.375%, (6.375% to 4-1-31, then 5 Year CMT + 2.632%), 04/01/2056	61,000	62,270
Sierra Pacific Power Company 6.200%, (6.200% to 12-15-30, then 5 Year CMT + 2.549%), 12/15/2055	125,000	123,881
SM Energy Company 6.750%, 08/01/2029 (C)	15,000	15,110
Staples, Inc. 10.750%, 09/01/2029 (C)	23,000	22,866
Star Parent, Inc. 9.000%, 10/01/2030 (C)	15,000	16,008
Stonebriar ABF Issuer LLC 8.125%, 12/15/2030 (C)	21,000	21,613
Sunoco LP 7.000%, 05/01/2029 (C)	10,000	10,430
Talos Production, Inc. 9.375%, 02/01/2031 (C)	140,000	146,021
Tenet Healthcare Corp.
6.000%, 11/15/2033 (C)	22,000	22,651
6.750%, 05/15/2031	15,000	15,608
The Coca-Cola Company 2.750%, 06/01/2060	210,000	123,040
The Dow Chemical Company
5.950%, 03/15/2055 (F)	140,000	127,369
6.900%, 05/15/2053	60,000	61,531
The EW Scripps Company 9.875%, 08/15/2030 (C)	105,000	104,862
The Goldman Sachs Group, Inc. 3.650%, (3.650% to 8-10-26, then 5 Year CMT + 2.915%), 08/10/2026 (E)	59,000	58,152
The Hertz Corp.
5.000%, 12/01/2029 (C)	3,000	2,039
12.625%, 07/15/2029 (C)	3,000	3,026
Tronox, Inc. 4.625%, 03/15/2029 (C)(F)	75,000	52,504
USA Compression Partners LP 6.250%, 10/01/2033 (C)	15,000	15,180
Velocity Vehicle Group LLC 8.000%, 06/01/2029 (C)	60,000	57,003
Venture Global Calcasieu Pass LLC
3.875%, 11/01/2033 (C)	35,000	30,009
4.125%, 08/15/2031 (C)	35,000	31,849
Venture Global Plaquemines LNG LLC
6.125%, 12/15/2030 (C)	5,000	5,092
6.500%, 01/15/2034 (C)	60,000	61,454
6.500%, 06/15/2034 (C)	10,000	10,218
6.750%, 01/15/2036 (C)	120,000	122,915
Verizon Communications, Inc.
3.550%, 03/22/2051	90,000	63,885
5.875%, 11/30/2055	35,000	34,580
6.000%, 11/30/2065	50,000	49,348

The accompanying notes are an integral part of the financial statements.	62

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Versant Media Group, Inc. 7.250%, 01/30/2031 (C)		$5,000	$5,158
VoltaGrid LLC 7.375%, 11/01/2030 (C)		7,000	6,935
WarnerMedia Holdings, Inc.
4.279%, 03/15/2032		5,000	4,389
5.050%, 03/15/2042		9,000	6,334
Wells Fargo & Company 3.900%, (3.900% to 3-15-26, then 5 Year CMT + 3.453%), 03/15/2026 (E)		39,000	38,879
Westlake Corp. 6.375%, 11/15/2055		180,000	177,088
Whirlpool Corp. 6.500%, 06/15/2033		65,000	63,031
Windsor Holdings III LLC 8.500%, 06/15/2030 (C)		15,000	15,845
WULF Compute LLC 7.750%, 10/15/2030 (C)		36,000	37,089
ZF North America Capital, Inc. 7.500%, 03/24/2031 (C)		150,000	151,614
Zions Bancorp NA 6.816%, (6.816% to 11-19-34, then Overnight SOFR + 2.830%), 11/19/2035		340,000	361,082
			15,616,049
TOTAL CORPORATE BONDS (Cost $23,604,154)			$23,135,020
CONVERTIBLE BONDS - 11.0%
Australia - 0.0%
IREN, Ltd. 5.534%, 07/01/2031 (B)(C)		8,000	5,924
Canada - 0.1%
Advantage Energy, Ltd. 5.000%, 06/30/2029 (C)	CAD	90,000	72,319
IMAX Corp. 0.750%, 11/15/2030 (C)		$7,000	7,655
			79,974
Cayman Islands - 0.0%
Seagate HDD Cayman 3.500%, 06/01/2028		13,000	43,661
China - 0.4%
Alibaba Group Holding, Ltd. 0.500%, 06/01/2031		48,000	74,544
Baidu, Inc., Zero Coupon 0.000%, 03/12/2032		200,000	203,191
H World Group, Ltd. 3.000%, 05/01/2026		20,000	25,460
JD.com, Inc. 0.250%, 06/01/2029		190,000	189,905
Li Auto, Inc. 0.250%, 05/01/2028		6,000	6,048
Smart Insight International, Ltd. 4.500%, 12/05/2023 (D)	HKD	2,000,000	23,257
			522,405
Denmark - 0.0%
Ascendis Pharma A/S 2.250%, 04/01/2028		$7,000	9,917
France - 0.2%
Accor SA 0.700%, 12/07/2027	EUR	50,000	33,982
Ubisoft Entertainment SA 2.875%, 12/05/2031		300,000	274,728
			308,710
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
Hong Kong - 0.2%
Anllian Capital 2, Ltd. 0.063%, 12/05/2029 (B)	EUR	200,000	$234,452
India - 0.2%
MakeMyTrip, Ltd. 0.466%, 07/01/2030 (B)(C)		$334,000	326,986
Israel - 0.1%
Wix.com, Ltd. 2.628%, 09/15/2030 (B)(C)		125,000	110,438
Italy - 0.4%
Eni SpA 2.950%, 09/14/2030	EUR	500,000	625,428
Japan - 0.2%
ANA Holdings, Inc., Zero Coupon 0.000%, 12/10/2031	JPY	10,000,000	71,502
Nxera Pharma Company, Ltd. 0.250%, 12/14/2028		30,000,000	149,387
			220,889
Luxembourg - 0.0%
Arrival SA 3.500%, 12/01/2026 (C)(D)		$515,000	52
Mitsubishi UFJ Investor Services & Banking Luxembourg SA 6.547%, (3 month EURIBOR + 4.500%), 12/15/2050 (G)	EUR	100,000	75,542
			75,594
Singapore - 0.0%
Trip.com Group, Ltd. 0.750%, 06/15/2029		$20,000	24,590
Spain - 0.3%
Cellnex Telecom SA 0.750%, 11/20/2031	EUR	400,000	423,222
Switzerland - 0.3%
STMicroelectronics NV 1.796%, 08/04/2027 (B)		$400,000	388,673
United Kingdom - 0.2%
Immunocore Holdings PLC 2.500%, 02/01/2030		305,000	275,644
United States - 8.4%
3D Systems Corp. 12.269%, 11/15/2026 (B)		13,000	11,733
Advanced Energy Industries, Inc. 2.500%, 09/15/2028		5,000	8,198
AeroVironment, Inc., Zero Coupon 0.000%, 07/15/2030		9,000	9,765
Affirm Holdings, Inc. 0.750%, 12/15/2029		10,000	11,065
Akamai Technologies, Inc. 1.125%, 02/15/2029		15,000	14,820
Alarm.com Holdings, Inc. 6.192%, 01/15/2026 (B)		20,000	19,950
Alliant Energy Corp. 3.250%, 05/30/2028 (C)		835,000	852,034
Alnylam Pharmaceuticals, Inc. 1.352%, 09/15/2028 (B)(C)		30,000	28,913
American Water Capital Corp. 3.625%, 06/15/2026		965,000	960,947
Apellis Pharmaceuticals, Inc. 3.500%, 09/15/2026		60,000	61,613
AST SpaceMobile, Inc.
2.000%, 01/15/2036 (C)		12,000	11,956
4.250%, 03/01/2032 (C)		2,000	5,886
Bandwidth, Inc. 0.250%, 03/01/2026		27,000	26,528

The accompanying notes are an integral part of the financial statements.	63

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Beyond Meat, Inc. 9.500%, (0.000% Cash and 9.500% PIK), 10/15/2030	$22,891	$17,581
BILL Holdings, Inc. 1.994%, 04/01/2030 (B)	80,000	73,472
BioMarin Pharmaceutical, Inc. 1.250%, 05/15/2027	70,000	67,053
Block, Inc. 0.250%, 11/01/2027	75,000	69,338
Bloom Energy Corp. 3.000%, 06/01/2029	5,000	21,307
Boston Properties LP 2.000%, 10/01/2030 (C)	57,000	55,034
Bridgebio Pharma, Inc. 1.750%, 03/01/2031 (C)	12,000	20,835
BWX Technologies, Inc. 0.986%, 11/01/2030 (B)(C)	26,000	24,778
Cable One, Inc. 1.125%, 03/15/2028	11,000	8,952
CenterPoint Energy, Inc. 3.000%, 08/01/2028 (C)	725,000	733,845
Cloudflare, Inc., Zero Coupon
0.000%, 08/15/2026	20,000	23,478
0.000%, 06/15/2030 (C)	22,000	23,914
Coinbase Global, Inc. 0.250%, 04/01/2030	17,000	17,391
CommVault Systems, Inc. 2.604%, 09/15/2030 (B)(C)	20,000	17,690
Core Scientific, Inc., Zero Coupon 0.000%, 06/15/2031 (C)	9,000	9,456
Cracker Barrel Old Country Store, Inc. 1.750%, 09/15/2030 (C)	240,000	180,384
Cytokinetics, Inc. 1.750%, 10/01/2031 (C)	8,000	9,957
Datadog, Inc. 0.063%, 12/01/2029 (B)	35,000	34,913
DexCom, Inc. 0.375%, 05/15/2028	300,000	275,850
Digital Realty Trust LP 1.875%, 11/15/2029 (C)	30,000	30,420
DoorDash, Inc., Zero Coupon 0.000%, 05/15/2030 (C)	25,000	26,113
DraftKings Holdings, Inc. 4.129%, 03/15/2028 (B)	20,000	18,270
Dropbox, Inc., Zero Coupon 0.000%, 03/01/2028	22,000	22,176
EchoStar Corp. 3.875%, (3.875% Cash and 0.000% PIK), 11/30/2030	3,000	10,020
Energy Fuels, Inc. 0.750%, 11/01/2031 (C)	7,000	7,231
Enphase Energy, Inc. 6.543%, 03/01/2028 (B)	290,000	252,300
Etsy, Inc.
0.125%, 09/01/2027 (F)	285,000	263,198
1.000%, 06/15/2030 (C)	26,000	26,338
Euronet Worldwide, Inc. 0.625%, 10/01/2030 (C)	35,000	31,916
Evergy, Inc. 4.500%, 12/15/2027	7,000	8,519
Evolent Health, Inc. 3.500%, 12/01/2029	320,000	214,400
FirstEnergy Corp.
3.625%, 01/15/2029 (C)	430,000	456,015
3.875%, 01/15/2031 (C)	410,000	441,160
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Five9, Inc. 1.000%, 03/15/2029	$220,000	$197,450
Fluor Corp. 1.125%, 08/15/2029	37,000	42,150
GameStop Corp. 0.262%, 04/01/2030 (B)(C)	18,000	17,798
Global Payments, Inc. 1.500%, 03/01/2031	395,000	354,315
Granite Construction, Inc. 3.250%, 06/15/2030	15,000	23,925
Guidewire Software, Inc. 1.250%, 11/01/2029	30,000	32,985
Haemonetics Corp. 2.500%, 06/01/2029	15,000	15,536
HAT Holdings I LLC 3.750%, 08/15/2028 (C)	17,000	21,610
Integer Holdings Corp. 1.875%, 03/15/2030 (C)	30,000	27,690
Ionis Pharmaceuticals, Inc. 1.750%, 06/15/2028	38,000	60,355
Ionis Pharmaceuticals, Inc., Zero Coupon 0.000%, 12/01/2030 (C)	8,000	8,520
Itron, Inc. 1.375%, 07/15/2030	15,000	15,159
JBT Marel Corp. 0.375%, 09/15/2030 (C)	23,000	23,817
Lantheus Holdings, Inc. 2.625%, 12/15/2027	12,000	13,734
Live Nation Entertainment, Inc. 2.875%, 01/15/2030	30,000	31,515
Lumentum Holdings, Inc. 1.500%, 12/15/2029	12,000	63,744
MARA Holdings, Inc. 5.953%, 08/01/2032 (B)(C)	12,000	8,155
Merit Medical Systems, Inc. 3.000%, 02/01/2029 (C)	19,000	22,933
Meritage Homes Corp. 1.750%, 05/15/2028	45,000	44,257
Microchip Technology, Inc. 0.750%, 06/01/2030	102,000	99,970
MKS, Inc. 1.250%, 06/01/2030	15,000	19,133
NCL Corp., Ltd.
0.750%, 09/15/2030 (C)	119,000	114,764
0.875%, 04/15/2030 (C)	47,000	52,317
NextEra Energy Capital Holdings, Inc. 3.000%, 03/01/2027	20,000	24,820
Northern Oil & Gas, Inc. 3.625%, 04/15/2029	20,000	19,270
Nutanix, Inc. 0.500%, 12/15/2029	140,000	135,030
Okta, Inc. 0.375%, 06/15/2026 (F)	65,000	63,440
ON Semiconductor Corp. 0.500%, 03/01/2029	115,000	108,790
OSI Systems, Inc. 0.500%, 02/01/2031 (C)	15,000	14,748
Parsons Corp. 2.625%, 03/01/2029	34,000	34,952
PG&E Corp. 4.250%, 12/01/2027	545,000	560,042
PPL Capital Funding, Inc. 3.000%, 12/01/2030 (C)	760,000	761,162
Redfin Corp. 0.500%, 04/01/2027	17,000	15,912

The accompanying notes are an integral part of the financial statements.	64

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Repay Holdings Corp. 2.875%, 07/15/2029 (C)	$70,000	$59,283
Repligen Corp. 1.000%, 12/15/2028	10,000	10,925
Rexford Industrial Realty LP 4.125%, 03/15/2029 (C)	490,000	488,383
RingCentral, Inc. 6.049%, 03/15/2026 (B)(F)	70,000	69,160
Rivian Automotive, Inc. 3.625%, 10/15/2030	35,000	39,200
Semtech Corp. 1.625%, 11/01/2027	18,000	36,612
Semtech Corp., Zero Coupon 0.000%, 10/15/2030 (C)	8,000	8,476
Shake Shack, Inc. 2.732%, 03/01/2028 (B)	70,000	65,975
Shift4 Payments, Inc. 0.500%, 08/01/2027	15,000	14,415
Snap, Inc. 0.125%, 03/01/2028	470,000	425,961
Snowflake, Inc., Zero Coupon 0.000%, 10/01/2029	13,000	20,072
Solaris Energy Infrastructure, Inc. 0.250%, 10/01/2031	18,000	19,463
Spotify USA, Inc., Zero Coupon 0.000%, 03/15/2026	20,000	22,700
Stem, Inc. 0.500%, 12/01/2028 (C)	20,000	7,800
Strategy, Inc. 3.562%, 03/01/2030 (B)(C)	23,000	19,838
Super Micro Computer, Inc. 3.851%, 06/15/2030 (B)(C)	22,000	18,546
Teladoc Health, Inc. 1.250%, 06/01/2027	230,000	218,500
Terawulf, Inc.
2.283%, 05/01/2032 (B)(C)	15,000	12,975
2.750%, 02/01/2030 (C)	4,000	6,529
Tetra Tech, Inc. 2.250%, 08/15/2028	60,000	65,022
The Cheesecake Factory, Inc. 2.000%, 03/15/2030 (C)	65,000	63,668
The Southern Company
3.250%, 06/15/2028 (C)	1,050,000	1,047,900
4.500%, 06/15/2027	30,000	32,010
Tyler Technologies, Inc. 0.250%, 03/15/2026	15,000	15,165
Uber Technologies, Inc. 0.875%, 12/01/2028	20,000	25,940
Unity Software, Inc., Zero Coupon 0.000%, 03/15/2030 (C)	35,000	50,575
Upstart Holdings, Inc. 1.000%, 11/15/2030	10,000	8,713
Ventas Realty LP 3.750%, 06/01/2026	15,000	21,180
Vishay Intertechnology, Inc. 2.250%, 09/15/2030	70,000	62,825
Wayfair, Inc. 3.250%, 09/15/2027	4,000	6,655
WEC Energy Group, Inc.
3.375%, 06/01/2028 (C)	140,000	141,820
4.375%, 06/01/2029	38,000	44,327
Welltower OP LLC 2.750%, 05/15/2028 (C)	21,000	41,129
Western Digital Corp. 3.000%, 11/15/2028	10,000	45,838
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
United States (continued)
WisdomTree, Inc. 4.625%, 08/15/2030 (C)	$180,000	$184,230
Zoetis, Inc. 0.250%, 06/15/2029 (C)	46,000	47,265
Zscaler, Inc. 2.622%, 07/15/2028 (B)(C)	23,000	21,517
		12,057,302
TOTAL CONVERTIBLE BONDS (Cost $16,354,913)		$15,733,809
TERM LOANS (H) - 3.2%
United States - 3.2%
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.250%) 5.966%, 12/21/2028	57,604	57,640
Acrisure LLC, 2024 1st Lien Term Loan B6 (1 month CME Term SOFR + 3.000%) 6.716%, 11/06/2030	98,752	98,568
Asurion LLC, 2021 2nd Lien Term Loan B3 (1 month CME Term SOFR + 5.250%) 9.081%, 01/31/2028	145,000	144,298
Asurion LLC, 2025 Term Loan B13 (1 month CME Term SOFR + 4.250%) 7.966%, 09/19/2030	107,588	107,504
AthenaHealth Group, Inc., 2022 Term Loan B (1 month CME Term SOFR + 2.750%) 6.466%, 02/15/2029	27,271	27,300
Berlin Packaging LLC, 2025 Term Loan B7 (1 and 3 month CME Term SOFR + 3.250%) 7.114%, 06/07/2031	164,098	164,416
Blackfin Pipeline LLC, Term Loan B (1 month CME Term SOFR + 3.000%) 6.738%, 09/29/2032	100,000	100,083
Caesars Entertainment, Inc., Term Loan B (1 month CME Term SOFR + 2.250%) 5.966%, 02/06/2030	85,313	84,545
Chobani LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.250%) 5.966%, 10/28/2032	200,000	200,800
Cinemark USA, Inc., 2025 Term Loan B (1 and 3 month CME Term SOFR + 2.250%) 5.953%, 05/24/2030	121,597	121,605
Corpay Technologies Operating Company LLC, 2025 Term Loan B (1 month CME Term SOFR + 1.750%) 5.566%, 11/05/2032	125,000	125,026
CRC Insurance Group LLC, 2024 Term Loan B (3 month CME Term SOFR + 2.750%) 6.422%, 05/06/2031	45,968	45,987
Dawn Bidco LLC, 2025 Term Loan 08/20/2032 TBD (I)	150,000	149,465
Flynn Restaurant Group LP, 2025 Incremental Term Loan (1 month CME Term SOFR + 3.750%) 7.466%, 01/28/2032	99,250	99,576
Fortress Intermediate 3, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.000%) 6.784%, 06/27/2031	145,391	145,256
Hobbs & Associates LLC, Term Loan B (1 month CME Term SOFR + 2.750%) 6.466%, 07/23/2031	99,477	99,384
HUB International, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 2.250%) 6.120%, 06/20/2030	87,585	88,000

The accompanying notes are an integral part of the financial statements.	65

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (H) (continued)
United States (continued)
IRB Holding Corp., 2025 Term Loan B (1 month CME Term SOFR + 2.500%) 6.216%, 12/16/2030	$95,808	$95,992
LBM Acquisition LLC, 2024 Incremental Term Loan B (1 month CME Term SOFR + 3.750%) 7.584%, 06/06/2031	98,532	92,260
Lsf12 Crown US Commercial Bidco LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.500%) 7.373%, 12/02/2031	97,153	97,668
McAfee Corp., 2024 USD 1st Lien Term Loan B (1 month CME Term SOFR + 3.000%) 6.716%, 03/01/2029	99,748	91,737
Medline Borrower LP, 2025 Term Loan B (1 month CME Term SOFR + 1.750%) 5.466%, 10/23/2028	16,858	16,903
MH Sub I LLC, 2023 Term Loan (1 month CME Term SOFR + 4.250%) 7.922%, 05/03/2028	57,323	53,167
MH Sub I LLC, 2024 Term Loan B4 (1 month CME Term SOFR + 4.250%) 7.966%, 12/31/2031	38,800	33,095
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.250%) 5.977%, 10/05/2028	95,113	95,479
Owens-Illinois Group, Inc., 2025 Term Loan B (3 month CME Term SOFR + 3.000%) 6.838%, 09/30/2032	215,000	216,546
Peer USA LLC, 2025 USD Term Loan B (3 month CME Term SOFR + 2.250%) 5.922%, 09/29/2032	225,000	225,187
Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%) 5.966%, 02/10/2032	99,250	99,534
QXO Building Products, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.000%) 5.716%, 04/30/2032	200,000	200,478
Sedgwick Claims Management Services, Inc., 2023 Term Loan B (1 month CME Term SOFR + 2.500%) 6.216%, 07/31/2031	190,134	190,689
Sunrise Financing Partnership, Term Loan AAA1 (3 month CME Term SOFR + 2.500%) 6.426%, 02/16/2032	140,000	140,426
SupplyOne, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%) 7.216%, 04/21/2031	139,648	139,842
The Michaels Companies, Inc., 2021 Term Loan B (3 month CME Term SOFR + 4.250%) 8.184%, 04/17/2028	124,150	119,805
TransDigm, Inc., 2023 Term Loan J (1 month CME Term SOFR + 2.500%) 6.216%, 02/28/2031	162,608	163,161
UKG, Inc., 2024 Term Loan B (3 month CME Term SOFR + 2.500%) 6.338%, 02/10/2031	98,753	98,792
USI, Inc., 2024 Term Loan D (3 month CME Term SOFR + 2.250%) 5.922%, 11/21/2029	195,312	195,695
Varsity Brands, Inc., 2025 1st Lien Term Loan (3 month CME Term SOFR + 3.000%) 6.672%, 08/26/2031	99,749	100,062
Versant Media Group, Inc., Term Loan B 01/30/2031 TBD (I)	100,000	99,938
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (H) (continued)
United States (continued)
Windsor Holdings III LLC, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%) 6.466%, 08/01/2030	$112,433	$112,594
		4,538,503
TOTAL TERM LOANS (Cost $4,531,784)		$4,538,503
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.1%
Commercial and residential - 2.9%
Angel Oak Mortgage Trust, Series 2020-3, Class M1, 3.809%, 04/25/2065 (C)(J)	180,000	171,815
BAHA Trust, Series 2024-MAR, Class C, 7.516%, 12/10/2041 (C)(J)	100,000	104,751
BANK
Series 2018-BN15, Class B, 4.652%, 11/15/2061 (J)	50,000	47,662
Series 2021-BN37, Class XA IO, 0.585%, 11/15/2064	981,878	21,166
Series 2022-BNK42, Class AS, 4.723%, 06/15/2055 (J)	60,000	58,260
BANK5, Series 2023-5YR4, Class C, 7.605%, 12/15/2056 (J)	60,000	63,448
BBCMS Mortgage Trust
Series 2023-5C23, Class C, 7.455%, 12/15/2056 (J)	75,000	77,905
Series 2024-5C25, Class C, 6.643%, 03/15/2057 (J)	20,000	20,558
Series 2024-5C27, Class C, 6.700%, 07/15/2057 (J)	20,000	20,622
Series 2024-C26, Class C, 6.000%, 05/15/2057 (J)	90,000	89,903
Series 2025-C32, Class C, 6.125%, 02/15/2062	55,000	55,605
Benchmark Mortgage Trust
Series 2018-B1, Class AM, 3.878%, 01/15/2051 (J)	85,000	82,835
Series 2018-B5, Class C, 4.595%, 07/15/2051 (J)	90,000	79,446
Series 2020-B16, Class AM, 2.944%, 02/15/2053 (J)	60,000	54,863
Series 2024-V6, Class C, 6.669%, 03/15/2057	20,000	20,544
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class B (1 month CME Term SOFR + 1.842%), 5.592%, 11/15/2041 (C)(G)	55,000	55,085
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class B (1 month CME Term SOFR + 1.900%), 5.750%, 12/15/2042 (C)(G)	100,000	100,125
BPR Trust, Series 2024-PMDW, Class C, 5.850%, 11/05/2041 (C)(J)	10,000	10,189
BRAVO Residential Funding Trust, Series 2020-NQM1, Class M1, 3.181%, 05/25/2060 (C)(J)	180,000	174,801
BX Commercial Mortgage Trust, Series 2025-BCAT, Class A (1 month CME Term SOFR + 1.380%), 5.130%, 08/15/2042 (C)(G)	95,828	95,948
BX Trust
Series 2024-BRVE, Class B (1 month CME Term SOFR + 2.540%), 6.290%, 04/15/2041 (C)(G)	95,640	95,640

The accompanying notes are an integral part of the financial statements.	66

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BX Trust (continued)
Series 2025-ARIA, Class B, 5.177%, 12/13/2042 (C)(J)	$30,000	$30,193
Series 2025-ARIA, Class C, 5.517%, 12/13/2042 (C)(J)	65,000	65,442
Series 2025-DELC, Class C (1 month CME Term SOFR + 2.200%), 6.157%, 12/15/2042 (C)(G)	100,000	100,249
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class B, 3.804%, 11/10/2049	60,000	56,989
COLT Mortgage Loan Trust, Series 2024-7, Class A3 (5.994% to 11-1-28, then 6.994% thereafter), 5.994%, 12/26/2069 (C)	82,965	83,583
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR15, Class B, 3.913%, 02/10/2047 (J)	15,669	15,410
Series 2014-CR15, Class C, 3.963%, 02/10/2047 (J)	35,000	33,763
Series 2014-LC15, Class D, 4.762%, 04/10/2047 (C)(J)	75,913	74,472
CRB Commercial Mortgage Trust, Series 2025-CRE1, Class A, 3.855%, 09/15/2058 (C)(J)	74,864	74,701
CSMC Trust, Series 2021-NQM6, Class A2, 1.379%, 07/25/2066 (C)(J)	50,901	43,979
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, 0.797%, 02/25/2066 (C)(J)	81,883	71,796
Series 2025-INV3, Class A1 (5.444% to 7-1-29, then 6.444% thereafter), 5.444%, 07/25/2070 (C)	96,937	97,783
GCAT Trust, Series 2022-NQM2, Class A1, 4.210%, 02/25/2067 (C)(J)	65,586	65,372
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.310%, 03/10/2041 (C)(J)	100,000	101,093
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.460%, 08/15/2049	95,000	88,967
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class B, 4.513%, 09/15/2047 (J)	40,000	38,899
NYC Commercial Mortgage Trust, Series 2025-28L, Class B, 5.007%, 11/05/2038 (C)(J)	100,000	100,208
Pretium Mortgage Credit Partners LLC
Series 2025-NPL12, Class A2 (6.900% to 10-25-29, then 10.900% thereafter), 6.900%, 11/25/2055 (C)	100,000	100,043
Series 2025-NPL14, Class A1 (5.265% to 12-25-28, then 8.265% to 12-25-29, then 9.625% thereafter), 5.265%, 12/25/2055 (C)(K)	125,000	125,000
Series 2025-RPL1, Class A1 (4.000% to 1-1-29, then 5.000% thereafter), 4.000%, 07/25/2069 (C)	91,560	89,705
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Progress Residential Trust
Series 2021-SFR9, Class F, 4.053%, 11/17/2040 (C)	$100,000	$96,804
Series 2022-SFR1, Class E1, 3.930%, 02/17/2041 (C)	150,000	144,864
Series 2022-SFR4, Class C, 4.888%, 05/17/2041 (C)	100,000	99,497
Series 2022-SFR7, Class D, 5.500%, 10/27/2039 (C)	100,000	100,051
Series 2024-SFR3, Class E1, 4.000%, 06/17/2041 (C)	100,000	95,474
PRPM LLC
Series 2025-2, Class A1 (6.469% to 5-1-28, then 9.469% to 5-1-29, then 10.469% thereafter), 6.469%, 05/25/2030 (C)	90,203	90,371
Series 2025-6, Class A1 (5.774% to 8-1-28, then 8.774% to 8-1-29, then 9.774% thereafter), 5.774%, 08/25/2028 (C)	92,420	92,569
ROCK Trust, Series 2024-CNTR, Class C, 6.471%, 11/13/2041 (C)	100,000	103,978
TRTX Issuer, Ltd., Series 2025-FL6, Class B (1 month CME Term SOFR + 2.046%), 5.781%, 09/18/2042 (C)(G)	100,000	99,990
Verus Securitization Trust
Series 2021-5, Class A1, 1.013%, 09/25/2066 (C)(J)	50,360	43,939
Series 2025-1, Class A3 (5.976% to 1-1-29, then 6.976% thereafter), 5.976%, 01/25/2070 (C)	83,284	83,975
WBHT Commercial Mortgage Trust, Series 2025-WBM, Class A (1 month CME Term SOFR + 1.742%), 5.492%, 06/15/2042 (C)(G)	100,000	100,310
WSTN Trust, Series 2023-MAUI, Class B, 7.018%, 07/05/2037 (C)(J)	30,000	30,483
		4,141,123
U.S. Government Agency - 3.2%
Federal Home Loan Mortgage Corp.
Series 2020-DNA6, Class B1 (30 day Average SOFR + 3.000%), 6.874%, 12/25/2050 (C)(G)	35,000	37,369
Series 2021-DNA6, Class M2 (30 day Average SOFR + 1.500%), 5.374%, 10/25/2041 (C)(G)	150,397	150,825
Series 2021-DNA7, Class B2 (30 day Average SOFR + 7.800%), 11.674%, 11/25/2041 (C)(G)	15,000	15,764
Series 2021-HQA3, Class M2 (30 day Average SOFR + 2.100%), 5.974%, 09/25/2041 (C)(G)	190,000	191,517
Series 2022-DNA1, Class B1 (30 day Average SOFR + 3.400%), 7.274%, 01/25/2042 (C)(G)	175,000	179,051
Series 2022-DNA1, Class B2 (30 day Average SOFR + 7.100%), 10.974%, 01/25/2042 (C)(G)	15,000	15,791

The accompanying notes are an integral part of the financial statements.	67

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2022-DNA5, Class M2 (30 day Average SOFR + 6.750%), 10.624%, 06/25/2042 (C)(G)	$75,000	$81,001
Series 2022-HQA1, Class M2 (30 day Average SOFR + 5.250%), 9.124%, 03/25/2042 (C)(G)	470,000	493,001
Series 2023-DNA1, Class M2 (30 day Average SOFR + 5.500%), 9.365%, 03/25/2043 (C)(G)	35,000	37,813
Series 2023-DNA2, Class B1 (30 day Average SOFR + 7.600%), 11.465%, 04/25/2043 (C)(G)	20,000	22,529
Series 2024-DNA1, Class M2 (30 day Average SOFR + 1.950%), 5.824%, 02/25/2044 (C)(G)	100,000	100,948
Series 2024-DNA3, Class M2 (30 day Average SOFR + 1.450%), 5.324%, 10/25/2044 (C)(G)	70,000	69,957
Series 2024-MN9, Class M1 (30 day Average SOFR + 2.450%), 6.315%, 10/25/2044 (C)(G)	23,958	24,032
Series 2025-DNA1, Class M2 (30 day Average SOFR + 1.350%), 5.224%, 01/25/2045 (C)(G)	35,000	35,000
Series 2025-DNA2, Class A1 (30 day Average SOFR + 1.100%), 4.974%, 05/25/2045 (C)(G)	14,750	14,783
Series 2025-DNA3, Class M2 (30 day Average SOFR + 1.500%), 5.374%, 09/25/2045 (C)(G)	30,000	30,080
Series 2025-DNA4, Class M2 (30 day Average SOFR + 1.550%), 5.424%, 10/25/2045 (C)(G)	125,000	125,555
Series 2025-HQA1, Class M2 (30 day Average SOFR + 1.650%), 5.524%, 02/25/2045 (C)(G)	30,000	30,037
Series 2025-MN10, Class M1 (30 day Average SOFR + 2.050%), 5.924%, 02/25/2045 (C)(G)	98,045	97,132
Series 2025-MN11, Class M2 (30 day Average SOFR + 2.650%), 6.524%, 07/25/2045 (C)(G)	60,000	59,966
Series 324, Class C18 IO, 4.000%, 12/15/2033	127,384	10,420
Series 400, Class C4 IO, 3.000%, 12/25/2052	120,375	21,750
Series 405, Class C17 IO, 2.500%, 08/25/2052	105,018	16,225
Series 4446, Class BI IO, 6.500%, 04/15/2039	51,866	9,405
Series 4975, Class EI IO, 4.500%, 05/25/2050	99,184	18,695
Series 5158, Class GI IO, 3.500%, 06/25/2049	78,784	13,999
Series 5462, Class S IO, 2.126%, 10/25/2054	108,469	7,746
Series 5543, Class DZ, 5.000%, 06/25/2055	195,611	187,214
Series K103, Class X1 IO, 0.634%, 11/25/2029	993,349	21,250
Series K106, Class X3 IO, 1.909%, 03/25/2048	490,000	32,272
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K122, Class X1 IO, 0.868%, 11/25/2030	$97,552	$3,415
Series K129, Class X3 IO, 3.161%, 05/25/2031	165,000	23,368
Series K737, Class X1 IO, 0.606%, 10/25/2026	424,680	1,421
Series K740, Class X3 IO, 2.481%, 11/25/2047	135,000	5,319
Series K742, Class X3, IO, 2.595%, 04/25/2028	100,000	5,510
Series Q014, Class X IO, 2.770%, 10/25/2055	144,386	20,563
Federal National Mortgage Association
Series 2016-C02, Class 1B (30 day Average SOFR + 12.364%), 16.239%, 09/25/2028 (G)	103,662	106,115
Series 2016-C03, Class 1B (30 day Average SOFR + 11.864%), 15.739%, 10/25/2028 (G)	29,562	30,468
Series 2016-C04, Class 1B (30 day Average SOFR + 10.364%), 14.239%, 01/25/2029 (G)	29,478	30,825
Series 2016-C06, Class 1B (30 day Average SOFR + 9.364%), 13.239%, 04/25/2029 (G)	34,455	36,422
Series 2020-60, Class NI IO, 4.000%, 09/25/2050	76,799	15,608
Series 2021-3, Class NI IO, 2.500%, 02/25/2051	185,727	27,999
Series 2021-67, Class IG IO, 3.000%, 10/25/2051	108,832	17,734
Series 2021-R03, Class 1B2 (30 day Average SOFR + 5.500%), 9.374%, 12/25/2041 (C)(G)	150,000	155,078
Series 2022-R02, Class 2B1 (30 day Average SOFR + 4.500%), 8.374%, 01/25/2042 (C)(G)	175,000	180,844
Series 2022-R03, Class 1B1 (30 day Average SOFR + 6.250%), 10.124%, 03/25/2042 (C)(G)	69,000	73,167
Series 2022-R05, Class 2B1 (30 day Average SOFR + 4.500%), 8.374%, 04/25/2042 (C)(G)	70,000	72,903
Series 2023-2, Class CI IO, 2.000%, 10/25/2050	81,913	9,977
Series 2023-R01, Class 1B1 (30 day Average SOFR + 5.100%), 8.974%, 12/25/2042 (C)(G)	20,000	21,365
Series 2023-R02, Class 1M2 (30 day Average SOFR + 3.350%), 7.224%, 01/25/2043 (C)(G)	40,000	41,458
Series 2023-R03, Class 2M2 (30 day Average SOFR + 3.900%), 7.774%, 04/25/2043 (C)(G)	35,000	36,803
Series 2023-R05, Class 1M2 (30 day Average SOFR + 3.100%), 6.974%, 06/25/2043 (C)(G)	36,000	37,334
Series 2023-R06, Class 1B1 (30 day Average SOFR + 3.900%), 7.774%, 07/25/2043 (C)(G)	20,000	21,053

The accompanying notes are an integral part of the financial statements.	68

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2023-R06, Class 1M2 (30 day Average SOFR + 2.700%), 6.574%, 07/25/2043 (C)(G)	$110,000	$113,047
Series 2023-R08, Class 1B1 (30 day Average SOFR + 3.550%), 7.424%, 10/25/2043 (C)(G)	35,000	36,561
Series 2023-R08, Class 1M2 (30 day Average SOFR + 2.500%), 6.374%, 10/25/2043 (C)(G)	125,000	127,070
Series 2024-86, Class SA IO, 1.176%, 12/25/2054	172,824	6,151
Series 2024-90, Class B, 5.000%, 07/25/2051	234,455	234,861
Series 2024-R02, Class 1B1 (30 day Average SOFR + 2.500%), 6.374%, 02/25/2044 (C)(G)	60,000	61,088
Series 2024-R04, Class 1M2 (30 day Average SOFR + 1.650%), 5.524%, 05/25/2044 (C)(G)	90,000	90,282
Series 2024-R05, Class 2B1 (30 day Average SOFR + 2.000%), 5.874%, 07/25/2044 (C)(G)	35,000	35,086
Series 2025-22, Class AZ, 5.000%, 04/25/2055	186,843	178,605
Series 2025-44, Class ZA, 5.000%, 06/25/2055	185,316	170,109
Series 2025-R01, Class 1B1 (30 day Average SOFR + 1.700%), 5.574%, 01/25/2045 (C)(G)	60,000	59,666
Series 2025-R03, Class 2M2 (30 day Average SOFR + 2.250%), 6.124%, 03/25/2045 (C)(G)	110,000	111,608
Series 2025-R04, Class 1M2 (30 day Average SOFR + 1.500%), 5.374%, 05/25/2045 (C)(G)	30,000	30,001
Series 2025-R05, Class 2M2 (30 day Average SOFR + 1.600%), 5.474%, 07/25/2045 (C)(G)	70,000	70,241
Series 2025-R06, Class 1B1 (30 day Average SOFR + 1.850%), 5.724%, 09/25/2045 (C)(G)	47,000	47,186
Series 410, Class C8 IO, 4.000%, 04/25/2032	68,178	5,091
Series 437, Class C8 IO, 2.500%, 06/25/2052	106,088	16,051
Series 441, Class C5 IO, 2.000%, 04/25/2052	89,204	11,170
Government National Mortgage Association
Series 2015-62, Class CI IO, 4.500%, 05/20/2045	104,434	23,199
Series 2017-130, Class IO, 4.500%, 02/20/2040	103,206	17,580
Series 2018-168, Class AI IO, 5.000%, 12/16/2048	85,642	17,469
Series 2020-146, Class IA IO, 3.500%, 11/20/2041	153,486	23,125
Series 2021-142, Class BI IO, 3.500%, 08/20/2051	110,902	19,510
		4,630,633
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,671,190)		$8,771,756
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES - 3.2%
Apidos CLO XXXII, Series 2019-32A, Class ER (3 month CME Term SOFR + 5.500%), 9.384%, 01/20/2033 (C)(G)	$250,000	$250,156
Bain Capital Credit CLO, Ltd.
Series 2021-3A, Class CR (3 month CME Term SOFR + 1.900%), 5.765%, 07/24/2034 (C)(G)	100,000	100,018
Series 2020-5A, Class DRR (3 month CME Term SOFR + 2.900%), 6.784%, 04/20/2034 (C)(G)	250,000	248,224
Series 2020-4A, Class DAR2 (3 month CME Term SOFR + 2.950%), 6.837%, 10/20/2036 (C)(G)	250,000	250,147
Benefit Street Partners Clo XXII, Ltd., Series 2020-22A, Class CRR (3 month CME Term SOFR + 1.750%), 5.634%, 04/20/2035 (C)(G)	250,000	251,044
BlueMountain CLO, Ltd., Series 2018-2A, Class D (3 month CME Term SOFR + 3.412%), 7.263%, 08/15/2031 (C)(G)	250,000	250,482
DataBank Issuer, Series 2021-2A, Class A2, 2.400%, 10/25/2051 (C)	55,000	53,889
DB Master Finance LLC, Series 2025-1A, Class A2I, 4.891%, 08/20/2055 (C)	50,000	50,102
Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.662%, 04/25/2051 (C)	97,250	92,438
FirstKey Homes Trust, Series 2022-SFR1, Class C, 4.642%, 05/19/2039 (C)	105,000	104,714
Flatiron CLO 23 LLC, Series 2023-1A, Class CR (3 month CME Term SOFR + 1.800%), 5.682%, 04/17/2036 (C)(G)	250,000	250,364
Greystone Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class B (1 month CME Term SOFR + 1.764%), 5.515%, 07/15/2039 (C)(G)	100,000	99,873
Hertz Vehicle Financing LLC
Series 2022-2A, Class C, 2.950%, 06/26/2028 (C)	100,000	97,549
Series 2021-2A, Class C, 2.520%, 12/27/2027 (C)	100,000	98,145
Series 2025-5A, Class C, 5.500%, 05/25/2030 (C)	100,000	99,699
Hilton Grand Vacations Trust, Series 2024-3A, Class B, 5.270%, 08/27/2040 (C)	61,101	61,851
Horizon Aircraft Finance I, Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038 (C)	79,953	79,180
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A, 3.721%, 07/15/2039 (C)	66,940	65,799
Jersey Mike's Funding LLC, Series 2025-1A, Class A2, 5.610%, 08/16/2055 (C)	49,875	50,768
Kestrel Aircraft Funding, Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038 (C)	32,665	32,681

The accompanying notes are an integral part of the financial statements.	69

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046 (C)	$163,720	$156,191
MAPS Trust, Series 2021-1A, Class A, 2.521%, 06/15/2046 (C)	53,535	51,293
OCP CLO, Ltd., Series 2015-9A, Class D1R3 (3 month CME Term SOFR + 2.500%), 6.405%, 01/15/2037 (C)(G)	250,000	250,085
OneMain Direct Auto Receivables Trust, Series 2025-1A, Class D, 6.100%, 07/14/2037 (C)	100,000	102,560
Palmer Square Loan Funding, Ltd., Series 2025-1A, Class C (3 month CME Term SOFR + 2.250%), 6.102%, 02/15/2033 (C)(G)	250,000	249,403
Rockford Tower CLO, Ltd., Series 2021-1A, Class B (3 month CME Term SOFR + 1.912%), 5.796%, 07/20/2034 (C)(G)	250,000	250,181
Santander Drive Auto Receivables Trust, Series 2025-4, Class D, 4.950%, 01/15/2032	75,000	75,274
Slam, Ltd., Series 2024-1A, Class A, 5.335%, 09/15/2049 (C)	91,972	93,143
Sonic Capital LLC
Series 2020-1A, Class A2I, 3.845%, 01/20/2050 (C)	89,933	89,002
Series 2021-1A, Class A2II, 2.636%, 08/20/2051 (C)	47,584	41,252
Start II, Ltd., Series 2019-1, Class A, 4.089%, 03/15/2044 (C)	75,178	74,996
Subway Funding LLC, Series 2024-1A, Class A2I, 6.028%, 07/30/2054 (C)	69,300	70,252
Switch ABS Issuer LLC, Series 2025-1A, Class A2, 5.036%, 03/25/2055 (C)	50,000	49,150
Symphony CLO XXII, Ltd., Series 2020-22A, Class CR (3 month CME Term SOFR + 2.100%), 5.984%, 04/18/2033 (C)(G)	250,000	250,020
Taco Bell Funding LLC, Series 2025-1A, Class A2I, 4.821%, 08/25/2055 (C)	85,000	84,523
VCAT LLC, Series 2025-NPL1, Class A1 (5.877% to 1-25-28, then 8.877% to 1-25-29, then 9.877% thereafter), 5.877%, 01/25/2055 (C)	73,810	74,071
VOLT CII LLC, Series 2021-NP11, Class A1, 5.868%, 08/25/2051 (C)	26,043	26,040
TOTAL ASSET-BACKED SECURITIES (Cost $4,551,666)		$4,574,559
COMMON STOCKS - 0.0%
China - 0.0%
Yuzhou Group Holdings Company, Ltd. (L)	30,226	407
Mexico - 0.0%
Unifin Financiera SAB de CV (K)(L)	27,653	0
United States - 0.0%
Beyond Meat, Inc. (F)(L)	36,873	30,236
TOTAL COMMON STOCKS (Cost $189,399)		$30,643
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES - 3.1%
Bermuda - 0.1%
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%)	3,337	$78,920
United States - 3.0%
AGNC Investment Corp., 7.750% (7.750% to 10-15-27, then 5 Year CMT + 4.390%)	10,000	247,500
AGNC Investment Corp., 8.863% (3 month CME Term SOFR + 4.959%) (G)	10,000	245,400
Ares Management Corp., 6.750%	1,196	60,278
Bank of America Corp., 7.250%	814	1,019,128
Brighthouse Financial, Inc., 5.375%	2,476	30,900
Citizens Financial Group, Inc., 6.500% (6.500% to 10-6-30, then 5 Year CMT + 2.629%)	23,525	597,300
Citizens Financial Group, Inc., 7.375%	130	3,426
Comerica, Inc., 6.875% (6.875% to 10-1-30, then 5 Year CMT + 3.125%) (F)	10,000	261,000
Corebridge Financial, Inc., 6.375%	1,597	37,130
DTE Energy Company, 6.250%	2,125	52,891
KKR & Company, Inc., 6.250%	1,236	64,074
Morgan Stanley, 6.625%	2,850	74,471
PG&E Corp., 6.000%	690	28,290
Sempra, 5.750%	537	11,873
Stifel Financial Corp., 5.200%	11,229	229,858
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%)	3,884	102,110
The Boeing Company, 6.000%	1,222	84,391
The Southern Company, 6.500%	3,306	83,972
T-Mobile USA, Inc., 5.500% (F)	1,997	46,830
T-Mobile USA, Inc., 5.500%	2,199	50,929
T-Mobile USA, Inc., 6.250%	1,029	25,776
Wells Fargo & Company, 7.500%	784	950,208
		4,307,735
TOTAL PREFERRED SECURITIES (Cost $4,226,845)		$4,386,655
EXCHANGE-TRADED FUNDS - 0.0%
iShares iBoxx $ High Yield Corporate Bond ETF	740	59,666
TOTAL EXCHANGE-TRADED FUNDS (Cost $59,035)		$59,666
ESCROW CERTIFICATES - 0.0%
Sunnova Energy International, Inc. (K)(L)	$50,000	30
Sunnova Energy International, Inc. (K)(L)	390,000	683
Unifin Financiera SAB de CV (L)	205,000	16,195
TOTAL ESCROW CERTIFICATES (Cost $433,138)		$16,908
SHORT-TERM INVESTMENTS - 1.3%
Short-term funds - 1.3%
John Hancock Collateral Trust, 3.7477% (M)(N)	124,086	1,241,384
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.7239% (M)	570,187	570,187
TOTAL SHORT-TERM INVESTMENTS (Cost $1,811,566)		$1,811,571
Total Investments (Opportunistic Fixed Income Trust) (Cost $168,664,558) - 116.3%		$166,790,171
Other assets and liabilities, net - (16.3%)		(23,425,800)
TOTAL NET ASSETS - 100.0%		$143,364,371

The accompanying notes are an integral part of the financial statements.	70

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
SALE COMMITMENTS OUTSTANDING - (17.8%)
U.S. Government Agency - (17.8)%
Federal National Mortgage Association
2.000%, TBA (A)	$(1,470,000)	$(1,187,312)
2.000%, TBA (A)	(1,470,000)	(1,187,599)
2.500%, TBA (A)	(685,000)	(578,745)
2.500%, TBA (A)	(1,140,000)	(963,434)
3.000%, TBA (A)	(1,231,000)	(1,087,992)
3.000%, TBA (A)	(1,231,000)	(1,087,848)
3.500%, TBA (A)	(200,000)	(184,758)
3.500%, TBA (A)	(200,000)	(184,773)
4.000%, TBA (A)	(905,000)	(858,513)
4.000%, TBA (A)	(905,000)	(858,265)
4.500%, TBA (A)	(300,000)	(292,559)
4.500%, TBA (A)	(495,000)	(483,804)
4.500%, TBA (A)	(909,000)	(887,163)
5.000%, TBA (A)	(1,716,000)	(1,713,453)
5.000%, TBA (A)	(1,716,000)	(1,711,710)
6.000%, TBA (A)	(1,255,000)	(1,288,385)
6.000%, TBA (A)	(8,277,000)	(8,500,739)
6.500%, TBA (A)	(825,000)	(856,872)
6.500%, TBA (A)	(825,000)	(857,194)
Government National Mortgage Association
4.500%, TBA (A)	(365,000)	(355,745)
4.500%, TBA (A)	(365,000)	(355,545)
TOTAL SALE COMMITMENTS OUTSTANDING (Proceeds received $25,413,801)		$(25,482,408)
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
Opportunistic Fixed Income Trust (continued)
RON	Romanian New Leu
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed-delivery basis.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $33,139,303 or 23.1% of the fund's net assets as of 12-31-25.
(D)	Non-income producing - Issuer is in default.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	All or a portion of this security is on loan as of 12-31-25.
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(H)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(I)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(J)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(K)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(L)	Non-income producing security.
(M)	The rate shown is the annualized seven-day yield as of 12-31-25.
(N)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	63	Long	Mar 2026	$4,583,507	$4,603,044	$19,537
10-Year U.S. Treasury Note Futures	63	Long	Mar 2026	7,129,371	7,083,565	(45,806)
2-Year U.S. Treasury Note Futures	13	Long	Mar 2026	2,713,989	2,714,258	269
5-Year U.S. Treasury Note Futures	37	Long	Mar 2026	4,045,164	4,044,273	(891)
Euro SCHATZ Futures	4	Long	Mar 2026	502,343	501,998	(345)
The accompanying notes are an integral part of the financial statements.	71

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
German Euro BOBL Futures	13	Long	Mar 2026	$1,773,590	$1,774,646	$1,056
U.S. Treasury Long Bond Futures	9	Long	Mar 2026	1,043,201	1,040,344	(2,857)
Ultra 10-Year U.S. Treasury Note Futures	33	Long	Mar 2026	3,825,071	3,795,516	(29,555)
Ultra U.S. Treasury Bond Futures	20	Long	Mar 2026	2,358,719	2,360,000	1,281
Euro-BTP Italian Government Bond Futures	45	Short	Mar 2026	(6,367,916)	(6,355,599)	12,317
Euro-Buxl Futures	6	Short	Mar 2026	(782,783)	(776,478)	6,305
German Euro BUND Futures	26	Short	Mar 2026	(3,920,805)	(3,897,927)	22,878
U.K. Long Gilt Bond Futures	16	Short	Mar 2026	(1,975,389)	(1,970,596)	4,793
						$(11,018)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
ARS	57,964,000	USD	39,294	CITI	2/18/2026	—	$(1,869)
ARS	15,485,000	USD	10,255	GSI	2/18/2026	—	(257)
AUD	225,000	USD	147,502	BARC	1/7/2026	$2,655	—
AUD	14,100	USD	9,093	BOA	1/7/2026	317	—
AUD	975,000	USD	648,643	DB	1/7/2026	2,034	—
AUD	632,000	USD	423,333	GSI	1/7/2026	—	(1,560)
AUD	14,100	USD	9,445	GSI	1/30/2026	—	(34)
AUD	3,825,000	USD	2,547,064	SSB	1/30/2026	5,920	—
AUD	20,000	USD	13,306	DB	3/18/2026	42	—
BRL	58,956,000	USD	10,620,210	CITI	1/5/2026	138,672	—
BRL	60,886,000	USD	11,080,337	GSI	1/5/2026	30,753	—
BRL	1,930,000	USD	352,640	HSBC	1/5/2026	—	(434)
BRL	7,947,000	USD	1,418,828	CITI	2/3/2026	20,488	—
BRL	140,000	USD	25,896	CITI	3/3/2026	—	(680)
BRL	1,722,000	USD	311,183	GSI	3/3/2026	—	(1,026)
BRL	100,000	USD	18,324	HSBC	3/3/2026	—	(312)
BRL	55,000	USD	9,924	MSI	3/3/2026	—	(17)
CAD	2,057,000	USD	1,501,718	JPM	1/7/2026	—	(2,696)
CAD	2,505,000	USD	1,823,856	BARC	1/30/2026	3,529	—
CAD	15,000	USD	10,955	DB	3/18/2026	9	—
CHF	1,191,000	USD	1,499,701	GSI	1/7/2026	4,060	—
CHF	6,500	USD	8,096	JPM	1/7/2026	111	—
CHF	6,500	USD	8,205	GSI	1/30/2026	23	—
CLP	677,600,000	USD	743,651	CITI	1/2/2026	8,536	—
CLP	1,073,000,000	USD	1,168,579	HSBC	1/2/2026	22,532	—
CLP	250,900,000	USD	271,038	BOA	1/7/2026	7,504	—
CLP	1,009,317,000	USD	1,116,130	HSBC	1/7/2026	4,383	—
CLP	139,840,000	USD	153,165	SSB	1/7/2026	2,081	—
CLP	1,570,468,000	USD	1,731,364	CITI	1/30/2026	14,139	—
CLP	347,400,000	USD	382,229	HSBC	1/30/2026	3,890	—
CLP	27,400,000	USD	29,880	HSBC	3/18/2026	582	—
CNY	214,000	USD	30,232	BARC	2/2/2026	497	—
CNY	618,000	USD	88,139	GSI	3/18/2026	831	—
CNY	202,000	USD	28,843	HSBC	3/18/2026	238	—
CNY	291,000	USD	41,606	MSI	3/18/2026	288	—
COP	1,174,432,000	USD	305,134	CITI	1/7/2026	5,488	—
COP	1,174,432,000	USD	307,886	MSI	1/30/2026	—	(1,160)
COP	52,100,000	USD	13,480	DB	3/18/2026	—	(22)
CZK	30,899,000	USD	1,470,674	CITI	1/7/2026	32,435	—
CZK	30,899,000	USD	1,498,928	HSBC	1/30/2026	4,738	—
CZK	390,000	USD	18,941	CITI	3/18/2026	51	—
CZK	740,000	USD	36,087	DB	3/18/2026	—	(50)
CZK	3,468,000	USD	167,710	MSI	3/18/2026	1,176	—
DOP	1,090,000	USD	16,899	CITI	5/29/2026	389	—
EGP	2,290,000	USD	38,840	CITI	1/8/2026	9,121	—
EGP	2,380,000	USD	40,325	HSBC	1/8/2026	9,521	—
EGP	1,049,000	USD	18,102	CITI	1/26/2026	3,739	—
EGP	1,928,000	USD	33,293	CITI	1/27/2026	6,837	—
EGP	1,320,000	USD	26,911	BOA	2/12/2026	412	—
The accompanying notes are an integral part of the financial statements.	72

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EGP	490,000	USD	9,647	HSBC	7/6/2026	—	$(2)
EGP	3,360,000	USD	60,710	CITI	10/5/2026	$3,436	—
EUR	1,700	USD	1,981	CITI	1/7/2026	17	—
EUR	1,268,000	USD	1,486,984	DB	1/7/2026	3,311	—
EUR	202,500	USD	233,847	GSI	1/7/2026	4,154	—
EUR	3,800	USD	4,414	MSI	1/7/2026	53	—
EUR	201,700	USD	236,789	DB	1/30/2026	529	—
EUR	11,000	USD	12,934	MSI	1/30/2026	8	—
EUR	44,000	USD	51,859	CITI	3/18/2026	24	—
EUR	30,000	USD	35,268	DB	3/18/2026	107	—
EUR	20,000	USD	23,614	HSBC	3/18/2026	—	(30)
EUR	16,000	USD	18,822	SCB	3/18/2026	44	—
GBP	1,112,300	USD	1,450,995	JPM	1/7/2026	48,328	—
GBP	904,300	USD	1,222,515	BARC	1/30/2026	—	(3,602)
GBP	4,000	USD	5,366	DB	1/30/2026	26	—
HKD	410,000	USD	52,739	GSI	1/7/2026	—	(54)
HKD	410,000	USD	52,748	GSI	1/30/2026	—	(19)
HKD	45,000	USD	5,788	MSI	1/30/2026	——	——
HUF	496,937,000	USD	1,487,546	GSI	1/7/2026	31,891	—
HUF	496,937,000	USD	1,512,575	BARC	1/30/2026	4,433	—
HUF	5,900,000	USD	17,905	BARC	3/18/2026	50	—
HUF	27,662,000	USD	84,362	MSI	3/18/2026	—	(183)
IDR	24,336,504,000	USD	1,452,275	GSI	1/7/2026	6,735	—
IDR	6,002,000,000	USD	357,475	HSBC	1/30/2026	1,859	—
IDR	24,336,504,000	USD	1,450,674	JPM	1/30/2026	6,329	—
IDR	7,104,470,000	USD	424,483	GSI	3/25/2026	76	—
INR	31,242,000	USD	347,172	DB	1/7/2026	347	—
INR	57,410,000	USD	637,555	HSBC	1/30/2026	—	(335)
INR	4,210,000	USD	46,561	BOA	3/18/2026	—	(25)
INR	3,630,000	USD	40,128	DB	3/18/2026	—	(4)
INR	12,992,000	USD	142,416	GSI	3/18/2026	1,193	—
INR	13,665,000	USD	150,115	JPM	3/18/2026	933	—
INR	4,699,000	USD	51,240	SSB	3/18/2026	701	—
JPY	217,230,000	USD	1,392,103	GSI	1/7/2026	—	(5,164)
JPY	217,230,000	USD	1,389,952	GSI	1/30/2026	—	(164)
JPY	327,300,000	USD	2,086,126	SCB	1/30/2026	7,865	—
KRW	2,019,313,000	USD	1,372,618	DB	1/7/2026	28,300	—
KRW	2,019,313,000	USD	1,394,601	JPM	1/30/2026	5,002	—
KRW	17,810,000	USD	12,142	DB	3/18/2026	224	—
KRW	111,520,000	USD	76,085	GSI	3/18/2026	1,345	—
KZT	13,700,000	USD	25,410	CITI	3/18/2026	883	—
KZT	61,600,000	USD	114,728	DB	3/18/2026	3,494	—
KZT	14,700,000	USD	26,638	DB	5/26/2026	910	—
KZT	111,300,000	USD	200,703	GSI	6/15/2026	6,455	—
MXN	2,490,000	USD	138,315	MSI	1/7/2026	—	(64)
MXN	1,127,000	USD	62,455	SCB	1/30/2026	—	(20)
MXN	570,000	USD	31,343	MSI	3/18/2026	87	—
MYR	963,000	USD	235,130	HSBC	3/18/2026	3,066	—
NGN	34,791,000	USD	20,883	CITI	2/9/2026	2,733	—
NGN	7,072,000	USD	4,665	CITI	3/18/2026	57	—
NGN	43,134,000	USD	28,082	CITI	6/8/2026	—	(260)
NOK	14,976,000	USD	1,458,697	JPM	1/7/2026	27,062	—
NOK	14,976,000	USD	1,494,558	GSI	1/30/2026	—	(8,696)
NOK	7,280,000	USD	719,423	HSBC	1/30/2026	2,872	—
NZD	2,590,000	USD	1,501,836	BARC	1/7/2026	—	(10,582)
NZD	2,820,000	USD	1,634,951	GSI	1/30/2026	—	(9,800)
NZD	25,000	USD	14,538	DB	3/18/2026	—	(105)
PEN	391,000	USD	115,794	BOA	3/18/2026	223	—
PHP	64,109,000	USD	1,087,829	GSI	1/7/2026	1,380	—
PHP	64,109,000	USD	1,087,515	JPM	1/30/2026	—	(1,947)
PLN	5,382,000	USD	1,498,323	GSI	1/7/2026	831	—
PLN	2,174,000	USD	600,997	GSI	3/18/2026	4,337	—
RON	65,000	USD	14,935	CITI	3/18/2026	5	—
RON	403,000	USD	92,503	GSI	3/18/2026	126	—
RSD	4,360,000	USD	43,549	SCB	3/18/2026	95	—
SEK	3,369,000	USD	367,055	MSI	1/7/2026	—	(1,079)
The accompanying notes are an integral part of the financial statements.	73

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
SGD	1,922,000	USD	1,497,569	GSI	1/7/2026	—	$(2,105)
SGD	30,000	USD	23,457	BOA	3/18/2026	—	(8)
SGD	30,000	USD	23,492	CITI	3/18/2026	—	(43)
SGD	55,000	USD	42,877	DB	3/18/2026	$113	—
SGD	20,000	USD	15,578	HSBC	3/18/2026	54	—
THB	11,120,000	USD	351,398	BARC	1/30/2026	2,084	—
THB	9,054,000	USD	287,247	SCB	3/18/2026	1,617	—
TRY	9,997,000	USD	227,426	JPM	1/7/2026	5,132	—
TRY	9,997,000	USD	227,784	HSBC	1/30/2026	707	—
TRY	1,075,000	USD	23,558	BARC	3/18/2026	167	—
TRY	1,683,000	USD	36,709	HSBC	3/18/2026	433	—
TRY	2,510,000	USD	45,324	MSI	4/27/2026	8,431	—
TRY	24,005,000	USD	430,077	CITI	4/28/2026	83,628	—
TRY	12,000,000	USD	220,814	DB	7/17/2026	21,037	—
TRY	15,000,000	USD	268,914	BARC	9/16/2026	19,918	—
TRY	7,850,000	USD	139,954	BARC	11/4/2026	5,678	—
TRY	9,565,000	USD	169,409	BARC	12/16/2026	2,467	—
USD	1,181,442	AUD	1,832,000	BOA	1/7/2026	—	(41,164)
USD	9,445	AUD	14,100	GSI	1/7/2026	35	—
USD	423,371	AUD	632,000	GSI	1/30/2026	1,545	—
USD	6,335,364	AUD	9,514,000	SSB	1/30/2026	—	(14,725)
USD	13,401	AUD	20,000	DB	3/18/2026	53	—
USD	29,987	AUD	45,000	MSI	3/18/2026	—	(46)
USD	10,699,892	BRL	58,956,000	CITI	1/5/2026	—	(58,993)
USD	11,165,170	BRL	60,886,000	GSI	1/5/2026	54,079	—
USD	350,756	BRL	1,930,000	HSBC	1/5/2026	—	(1,450)
USD	9,106,961	BRL	51,009,000	CITI	2/3/2026	—	(131,505)
USD	820,172	BRL	4,529,000	GSI	3/3/2026	4,432	—
USD	31,989	BRL	180,000	MSI	3/3/2026	—	(432)
USD	1,463,637	CAD	2,057,000	JPM	1/7/2026	—	(35,385)
USD	66,984	CAD	92,000	BARC	1/30/2026	—	(130)
USD	1,503,264	CAD	2,057,000	JPM	1/30/2026	2,694	—
USD	40,074	CAD	55,000	JPM	3/18/2026	—	(128)
USD	10,990	CAD	15,000	SCB	3/18/2026	25	—
USD	8,185	CHF	6,500	GSI	1/7/2026	—	(22)
USD	1,483,348	CHF	1,191,000	JPM	1/7/2026	—	(20,413)
USD	1,503,376	CHF	1,191,000	GSI	1/30/2026	—	(4,123)
USD	728,681	CLP	677,600,000	CITI	1/2/2026	—	(23,506)
USD	1,176,849	CLP	1,073,000,000	HSBC	1/2/2026	—	(14,261)
USD	1,493,012	CLP	1,400,057,000	HSBC	1/7/2026	—	(61,290)
USD	1,877,128	CLP	1,699,957,000	HSBC	1/30/2026	—	(12,295)
USD	11,195	CLP	10,250,000	GSI	3/18/2026	—	(200)
USD	657,824	CNY	4,615,000	CITI	1/30/2026	—	(4,734)
USD	311,108	COP	1,174,432,000	MSI	1/7/2026	485	—
USD	1,930,827	COP	7,409,356,000	BOA	1/30/2026	—	(4,270)
USD	51,464	COP	198,300,000	BOA	3/18/2026	239	—
USD	77,805	COP	300,505,000	CITI	3/18/2026	179	—
USD	1,498,407	CZK	30,899,000	HSBC	1/7/2026	—	(4,702)
USD	7,940,584	CZK	164,367,000	CITI	1/30/2026	—	(58,156)
USD	22,293	CZK	460,000	DB	3/18/2026	—	(108)
USD	59,051	CZK	1,227,000	MSI	3/18/2026	—	(701)
USD	77,654	EGP	3,850,000	CITI	1/8/2026	—	(2,980)
USD	10,257	EGP	490,000	HSBC	1/8/2026	—	(5)
USD	5,978	EGP	330,000	MSI	1/8/2026	—	(933)
USD	236,534	EUR	201,700	DB	1/7/2026	—	(527)
USD	1,464,284	EUR	1,268,000	GSI	1/7/2026	—	(26,011)
USD	7,326	EUR	6,300	SSB	1/7/2026	—	(79)
USD	13,035,093	EUR	11,088,386	DB	1/30/2026	—	(11,419)
USD	23,603	EUR	20,000	CITI	3/18/2026	20	—
USD	30,639	EUR	26,000	DB	3/18/2026	—	(20)
USD	22,479	EUR	19,000	SCB	3/18/2026	75	—
USD	1,222,548	GBP	904,300	BARC	1/7/2026	3,598	—
USD	277,282	GBP	208,000	DB	1/7/2026	—	(3,092)
USD	3,224,749	GBP	2,404,000	DB	1/30/2026	—	(15,622)
USD	2,690	GBP	2,000	MSI	1/30/2026	—	(6)
USD	52,702	HKD	410,000	GSI	1/7/2026	17	—
The accompanying notes are an integral part of the financial statements.	74

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	25,090	HKD	195,000	SSB	1/30/2026	$11	—
USD	1,515,052	HUF	496,937,000	BARC	1/7/2026	—	$(4,385)
USD	1,292,506	HUF	426,500,000	HSBC	1/30/2026	—	(9,479)
USD	23,294	HUF	7,700,000	DB	3/18/2026	—	(138)
USD	30,411	HUF	10,100,000	MSI	3/18/2026	—	(325)
USD	1,451,626	IDR	24,336,504,000	JPM	1/7/2026	—	(7,385)
USD	556,692	IDR	9,358,000,000	GSI	1/30/2026	—	(3,562)
USD	35,700	IDR	599,246,000	MSI	3/25/2026	—	(110)
USD	1,097,000	ILS	3,520,000	GSI	1/30/2026	—	(8,241)
USD	347,527	INR	31,242,000	GSI	1/7/2026	8	—
USD	346,412	INR	31,242,000	DB	1/30/2026	—	(358)
USD	4,295,819	INR	386,826,000	HSBC	1/30/2026	2,255	—
USD	68,875	INR	6,270,000	BOA	3/18/2026	—	(432)
USD	31,045	INR	2,840,000	DB	3/18/2026	—	(347)
USD	67,955	INR	6,220,000	SSB	3/18/2026	—	(798)
USD	1,387,149	JPY	217,230,000	GSI	1/7/2026	210	—
USD	2,241,995	JPY	351,755,000	SCB	1/30/2026	—	(8,453)
USD	1,393,591	KRW	2,019,313,000	JPM	1/7/2026	—	(7,327)
USD	1,702,338	KRW	2,516,175,000	BOA	1/30/2026	—	(41,645)
USD	28,868	KRW	42,460,000	DB	3/18/2026	—	(613)
USD	17,564	KRW	25,920,000	SCB	3/18/2026	—	(433)
USD	537,819	MXN	9,991,000	MSI	1/7/2026	—	(16,904)
USD	674,980	MXN	12,180,000	SCB	1/30/2026	217	—
USD	416,801	MXN	7,501,000	SSB	1/30/2026	1,252	—
USD	129,100	MXN	2,340,000	BOA	3/18/2026	74	—
USD	75,218	MXN	1,370,000	HSBC	3/18/2026	—	(323)
USD	32,660	MXN	593,000	MSI	3/18/2026	—	(38)
USD	1,069,755	MYR	4,360,000	HSBC	1/30/2026	—	(6,456)
USD	1,494,504	NOK	14,976,000	GSI	1/7/2026	8,744	—
USD	6,481,722	NOK	65,590,000	HSBC	1/30/2026	—	(25,871)
USD	1,453,977	NZD	2,590,000	SCB	1/7/2026	—	(37,277)
USD	1,503,177	NZD	2,590,000	BARC	1/30/2026	10,573	—
USD	97,401	NZD	168,000	GSI	1/30/2026	584	—
USD	11,627	NZD	20,000	BARC	3/18/2026	80	—
USD	61,361	NZD	105,000	DB	3/18/2026	744	—
USD	792,922	PEN	2,675,000	MSI	1/30/2026	—	(2,196)
USD	1,088,438	PHP	64,109,000	JPM	1/7/2026	—	(770)
USD	1,458,185	PLN	5,382,000	BARC	1/7/2026	—	(40,969)
USD	1,498,143	PLN	5,382,000	GSI	1/30/2026	—	(778)
USD	188,243	PLN	675,000	SSB	1/30/2026	251	—
USD	100,097	RON	435,000	CITI	1/30/2026	—	(147)
USD	176,231	RON	771,000	DB	3/18/2026	—	(981)
USD	7,609	RSD	762,000	CITI	1/30/2026	—	(21)
USD	352,626	SEK	3,369,000	DB	1/7/2026	—	(13,350)
USD	367,521	SEK	3,369,000	MSI	1/30/2026	1,099	—
USD	1,473,034	SGD	1,922,000	GSI	1/7/2026	—	(22,431)
USD	1,499,876	SGD	1,922,000	GSI	1/30/2026	2,110	—
USD	148,019	SGD	190,000	BARC	3/18/2026	—	(493)
USD	576,422	THB	17,910,000	BARC	1/30/2026	7,099	—
USD	356,856	THB	11,100,000	HSBC	1/30/2026	4,009	—
USD	12,411	THB	390,000	CITI	3/18/2026	—	(32)
USD	17,818	THB	560,000	HSBC	3/18/2026	—	(48)
USD	231,819	TRY	9,997,000	HSBC	1/7/2026	—	(739)
USD	43,950	TRY	1,935,000	HSBC	1/30/2026	—	(276)
USD	173,003	TRY	7,850,000	BARC	2/4/2026	—	(5,733)
USD	206,543	TRY	9,565,000	BARC	3/18/2026	—	(4,547)
USD	469,040	TRY	24,005,000	DB	4/28/2026	—	(44,665)
USD	230,703	TRY	12,000,000	DB	7/17/2026	—	(11,148)
USD	182,475	TRY	9,565,000	BARC	9/16/2026	—	(1,703)
USD	99,143	TRY	5,435,000	DB	9/16/2026	—	(5,511)
USD	4,595	UYU	180,000	CITI	1/30/2026	5	—
USD	21,970	UYU	870,000	HSBC	3/18/2026	—	(123)
USD	1,526,186	ZAR	25,350,000	GSI	1/7/2026	—	(4,430)
USD	669,509	ZAR	11,210,000	CITI	1/30/2026	—	(6,241)
USD	232,583	ZAR	3,960,000	MSI	3/18/2026	—	(5,334)
VND	4,808,950,000	USD	181,552	CITI	1/30/2026	878	—
The accompanying notes are an integral part of the financial statements.	75

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
VND	4,808,950,000	USD	180,665	CITI	4/29/2026	$158	—
ZAR	25,350,000	USD	1,455,822	MSI	1/7/2026	74,794	—
ZAR	25,350,000	USD	1,523,766	GSI	1/30/2026	4,359	—
ZAR	160,000	USD	9,485	SSB	3/18/2026	128	—
						$898,541	$(961,407)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	38,430,000	NOK	NOK NIBOR NIBR	Fixed 4.060%	Annual	Semi-Annual	Dec 2027	$1,414	$(7,707)	$(6,293)
Centrally cleared	450,000	USD	Fixed 3.704%	USD Compounded SOFR	Annual	Annual	May 2029	—	(3,547)	(3,547)
Centrally cleared	23,960,000	CNY	Fixed 2.010%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2029	—	(56,049)	(56,049)
Centrally cleared	11,025,000	CNY	Fixed 1.753%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2029	—	(11,379)	(11,379)
Centrally cleared	21,340,000	CNY	Fixed 1.573%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Jun 2030	—	478	478
Centrally cleared	31,000,000	NOK	NOK NIBOR NIBR	Fixed 3.909%	Annual	Semi-Annual	Dec 2030	—	(25,195)	(25,195)
Centrally cleared	21,680,000	CNY	Fixed 1.604%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Dec 2030	—	(2,013)	(2,013)
Centrally cleared	2,490,000	AUD	AUD BBR BBSW	Fixed 4.182%	Semi-Annual	Semi-Annual	Dec 2030	—	(21,246)	(21,246)
Centrally cleared	2,298,720,000	KRW	KRW CD KSDA Bloomberg	Fixed 3.160%	Quarterly	Quarterly	Mar 2031	(956)	154	(802)
Centrally cleared	10,650,000	CNY	Fixed 1.592%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Mar 2031	140	53	193
Centrally cleared	17,400,000	AUD	AUD BBR BBSW	Fixed 4.530%	Semi-Annual	Semi-Annual	Mar 2031	6,449	4,413	10,862
Centrally cleared	10,575,000	CNY	Fixed 1.631%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Mar 2031	—	(2,612)	(2,612)
Centrally cleared	10,575,000	CNY	Fixed 1.629%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Mar 2031	—	(2,468)	(2,468)
Centrally cleared	21,190,000	NOK	NOK NIBOR NIBR	Fixed 4.190%	Annual	Semi-Annual	Mar 2036	6,015	1,012	7,027
Centrally cleared	3,250,000	PLN	Fixed 4.380%	PLN WIBOR WIBO	Annual	Semi-Annual	Mar 2036	—	(13,703)	(13,703)
Centrally cleared	35,490,000	THB	Fixed 1.739%	THB THOR Compounded OIS	Quarterly	Quarterly	Mar 2036	—	(11,370)	(11,370)
Centrally cleared	38,710,000	HUF	Fixed 6.793%	HUF BUBOR Reuters	Annual	Semi-Annual	Mar 2036	—	(2,399)	(2,399)
Centrally cleared	5,650,000	ILS	Fixed 3.960%	ILS SHIR Compounded OIS	Annual	Annual	Mar 2036	—	(11,181)	(11,181)
Centrally cleared	17,310,000	THB	Fixed 1.683%	THB THOR Compounded OIS	Quarterly	Quarterly	Mar 2036	—	(2,711)	(2,711)
Centrally cleared	17,310,000	THB	Fixed 1.681%	THB THOR Compounded OIS	Quarterly	Quarterly	Mar 2036	—	(2,610)	(2,610)
Centrally cleared	46,280,000	THB	Fixed 1.730%	THB THOR Compounded OIS	Quarterly	Quarterly	Mar 2036	—	(13,620)	(13,620)
Centrally cleared	9,145,000	ZAR	Fixed 7.516%	ZAR JIBAR SAFEX	Quarterly	Quarterly	Mar 2036	—	(2,497)	(2,497)
Centrally cleared	8,220,000	ZAR	Fixed 7.516%	ZAR JIBAR SAFEX	Quarterly	Quarterly	Mar 2036	—	(2,245)	(2,245)
Centrally cleared	13,050,000	THB	Fixed 1.730%	THB THOR Compounded OIS	Quarterly	Quarterly	Mar 2036	—	(3,840)	(3,840)
Centrally cleared	2,280,000	USD	USD Compounded SOFR	Fixed 3.970%	Annual	Annual	Dec 2055	(2,719)	(72,111)	(74,830)
Centrally cleared	1,550,000	EUR	EUR EURIBOR Reuters	Fixed 3.405%	Annual	Semi-Annual	Mar 2056	—	(1,087)	(1,087)
Centrally cleared	1,030,000	EUR	EUR EURIBOR Reuters	Fixed 3.398%	Annual	Semi-Annual	Mar 2056	—	(1,301)	(1,301)
								$10,343	$(266,781)	$(256,438)
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Federative Republic of Brazil	260,000	USD	$260,000	1.000%	Quarterly	Dec 2030	$4,251	$44	$4,295
BARC	Federative Republic of Brazil	260,000	USD	260,000	1.000%	Quarterly	Dec 2030	4,303	(8)	4,295
BARC	Petroleo Brasileiro SA	260,000	USD	260,000	1.000%	Quarterly	Dec 2030	6,218	(116)	6,102
BARC	Republic of Colombia	255,000	USD	255,000	1.000%	Quarterly	Dec 2030	11,438	487	11,925
BARC	Republic of Indonesia	2,030,000	USD	2,030,000	1.000%	Quarterly	Dec 2030	(16,805)	(12,042)	(28,847)
BARC	Republic of Indonesia	250,000	USD	250,000	1.000%	Quarterly	Dec 2030	(2,855)	(698)	(3,553)
BARC	Republic of Peru	250,000	USD	250,000	1.000%	Quarterly	Dec 2030	(3,638)	180	(3,458)
BARC	Republic of South Africa	260,000	USD	260,000	1.000%	Quarterly	Dec 2030	5,811	(1,800)	4,011
BOA	Republic of the Philippines	500,000	USD	500,000	1.000%	Quarterly	Dec 2030	(9,311)	(596)	(9,907)
The accompanying notes are an integral part of the financial statements.	76

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	Republic of Turkey	545,000	USD	$545,000	1.000%	Quarterly	Dec 2030	$33,049	$(8,438)	$24,611
BOA	Republic of Turkey	270,000	USD	270,000	1.000%	Quarterly	Dec 2030	15,712	(3,519)	12,193
CITI	Barclays PLC	100,000	EUR	103,304	1.000%	Quarterly	Dec 2029	326	(1,052)	(726)
CITI	Federative Republic of Brazil	260,000	USD	260,000	1.000%	Quarterly	Dec 2030	4,710	(415)	4,295
CITI	Petroleo Brasileiro SA	265,000	USD	265,000	1.000%	Quarterly	Dec 2030	6,695	(476)	6,219
CITI	Republic of Panama	260,000	USD	260,000	1.000%	Quarterly	Dec 2030	4,772	(2,131)	2,641
CITI	Republic of Panama	260,000	USD	260,000	1.000%	Quarterly	Dec 2030	3,887	(1,246)	2,641
CITI	Republic of Peru	250,000	USD	250,000	1.000%	Quarterly	Dec 2030	(3,779)	321	(3,458)
DB	Republic of Peru	2,270,000	USD	2,270,000	1.000%	Quarterly	Dec 2030	(31,839)	441	(31,398)
DB	Republic of Peru	250,000	USD	250,000	1.000%	Quarterly	Dec 2030	(4,080)	622	(3,458)
GSI	Societe Generale SA	15,000	EUR	16,305	1.000%	Quarterly	Jun 2030	165	(221)	(56)
GSI	Emirate of Abu Dhabi	2,230,000	USD	2,230,000	1.000%	Quarterly	Dec 2030	(71,562)	(2,949)	(74,511)
GSI	Federative Republic of Brazil	1,565,000	USD	1,565,000	1.000%	Quarterly	Dec 2030	30,037	(4,184)	25,853
GSI	Government of Malaysia	1,990,000	USD	1,990,000	1.000%	Quarterly	Dec 2030	(50,755)	(5,489)	(56,244)
GSI	Republic of Chile	2,255,000	USD	2,255,000	1.000%	Quarterly	Dec 2030	(46,129)	(13,601)	(59,730)
GSI	Republic of Chile	250,000	USD	250,000	1.000%	Quarterly	Dec 2030	(5,606)	(1,016)	(6,622)
GSI	Republic of Indonesia	250,000	USD	250,000	1.000%	Quarterly	Dec 2030	(2,810)	(743)	(3,553)
GSI	Republic of South Africa	3,160,000	USD	3,160,000	1.000%	Quarterly	Dec 2030	95,391	(46,638)	48,753
GSI	Republic of South Africa	260,000	USD	260,000	1.000%	Quarterly	Dec 2030	4,933	(922)	4,011
GSI	State of Qatar	2,975,000	USD	2,975,000	1.000%	Quarterly	Dec 2030	(95,469)	(4,155)	(99,624)
JPM	People's Republic of China	1,985,000	USD	1,985,000	1.000%	Quarterly	Dec 2030	(53,656)	2,632	(51,024)
JPM	Republic of Indonesia	255,000	USD	255,000	1.000%	Quarterly	Dec 2030	(2,957)	(667)	(3,624)
JPM	Republic of Peru	250,000	USD	250,000	1.000%	Quarterly	Dec 2030	(4,007)	549	(3,458)
JPM	Republic of Peru	250,000	USD	250,000	1.000%	Quarterly	Dec 2030	(3,838)	380	(3,458)
MSI	Petroleo Brasileiro SA	1,580,000	USD	1,580,000	1.000%	Quarterly	Dec 2030	43,047	(5,965)	37,082
MSI	Republic of Panama	2,365,000	USD	2,365,000	1.000%	Quarterly	Dec 2030	64,434	(40,408)	24,026
MSI	Republic of Panama	260,000	USD	260,000	1.000%	Quarterly	Dec 2030	3,337	(696)	2,641
MSI	Republic of Panama	260,000	USD	260,000	1.000%	Quarterly	Dec 2030	3,257	(616)	2,641
MSI	Republic of South Africa	260,000	USD	260,000	1.000%	Quarterly	Dec 2030	5,774	(1,763)	4,011
MSI	United Mexican States	1,610,000	USD	1,610,000	1.000%	Quarterly	Dec 2030	(6,855)	(1,182)	(8,037)
MSI	United Mexican States	255,000	USD	255,000	1.000%	Quarterly	Dec 2030	(916)	(357)	(1,273)
MSI	United Mexican States	255,000	USD	255,000	1.000%	Quarterly	Dec 2030	(1,259)	(14)	(1,273)
MSI	United Mexican States	255,000	USD	255,000	1.000%	Quarterly	Dec 2030	(685)	(588)	(1,273)
MSI	United Mexican States	255,000	USD	255,000	1.000%	Quarterly	Dec 2030	(1,028)	(245)	(1,273)
				$34,104,609				$(68,292)	$(159,300)	$(227,592)
Centrally cleared	CDX.EM.44	7,335,000	USD	7,335,000	1.000%	Quarterly	Dec 2030	174,871	(96,958)	77,913
Centrally cleared	CDX.NA.HY.45	705,000	USD	705,000	5.000%	Quarterly	Dec 2030	(52,891)	(1,672)	(54,563)
Centrally cleared	CDX.NA.IG.45	8,985,000	USD	8,985,000	1.000%	Quarterly	Dec 2030	(197,167)	(9,119)	(206,286)
Centrally cleared	iTraxx Europe Crossover Series 44 Version 1	3,480,000	EUR	4,070,799	5.000%	Quarterly	Dec 2030	(419,418)	(38,780)	(458,198)
Centrally cleared	iTraxx Europe Series 44 Version 1	8,605,000	EUR	10,003,096	1.000%	Quarterly	Dec 2030	(218,708)	(17,708)	(236,416)
Centrally cleared	iTraxx Europe Sub Financials Series 44 Version 1	4,185,000	EUR	4,870,169	1.000%	Quarterly	Dec 2030	(1,386)	(15,351)	(16,737)
				$35,969,064				$(714,699)	$(179,588)	$(894,287)
				$70,073,673				$(782,991)	$(338,888)	$(1,121,879)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.45	3.230%	400,000	USD	$400,000	5.000%	Quarterly	Dec 2030	$28,952	$2,006	$30,958
					$400,000				$28,952	$2,006	$30,958
The accompanying notes are an integral part of the financial statements.	77

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,390,000	Mar 2026	JPM	—	$(17,573)	$(17,573)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	915,000	Jun 2026	JPM	—	(2,424)	(2,424)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,720,000	Jun 2026	JPM	—	(6,287)	(6,287)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	14,770,000	Mar 2026	MSI	—	(195,224)	(195,224)
Pay	iBoxx $ Liquid Investment Grade Index	1-Day USD Compounded SOFR	At Maturity	USD	4,480,000	Mar 2026	MSI	—	13,728	13,728
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,525,000	Jun 2026	MSI	—	(4,040)	(4,040)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,700,000	Jun 2026	MSI	—	(6,870)	(6,870)
								—	$(218,690)	$(218,690)

* Portfolio will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the portfolio has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the portfolio has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative. The total return of the reference asset is paid out at maturity while the floating rate is paid on a quarterly basis until maturity.
Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	210,000	USD	$210,000	Fixed 1.635%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	—	$46,215	$46,215
CITI	1,290,000	USD	1,290,000	Fixed 2.440%	USA CPI All Urban Consumers	At Maturity	At Maturity	Sep 2055	$(3,762)	2,140	(1,622)
JPM	1,700,000	USD	1,700,000	Fixed 1.830%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	(35,592)	350,416	314,824
			$3,200,000						$(39,354)	$398,771	$359,417
Centrally cleared	3,510,000	USD	3,510,000	USA CPI All Urban Consumers	Fixed 2.660%	At Maturity	At Maturity	Aug 2030	(2,743)	39,131	36,388
Centrally cleared	3,510,000	USD	3,510,000	Fixed 2.563%	USA CPI All Urban Consumers	At Maturity	At Maturity	Aug 2035	2,467	(40,684)	(38,217)
			$7,020,000						$(276)	$(1,553)	$(1,829)
			$10,220,000						$(39,630)	$397,218	$357,588
The accompanying notes are an integral part of the financial statements.	78

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Derivatives Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RSD	Serbian Dinar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
VND	Vietnamese Dong
ZAR	South African Rand
The accompanying notes are an integral part of the financial statements.	79

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Derivatives Abbreviations
BARC	Barclays Bank PLC
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
BOA	Bank of America, N.A.
BUBOR	Budapest Interbank Offered Rate
CITI	Citibank, N.A.
CNREPOFIX	China Fixing Repo Rate
CPI	Consumer Price Index
DB	Deutsche Bank AG
EURIBOR	Euro Interbank Offered Rate
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank, N.A.
KSDA	Korea Securities Dealers Association
MSI	Morgan Stanley & Co. International PLC
NIBOR	Norwegian Interbank Offered Rate
OIS	Overnight Index Swap
OTC	Over-the-counter
SCB	Standard Chartered Bank
SHIR	Shekel Overnight Interest Rate
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank and Trust Company
THOR	Thai Overnight Repurchase Rate
WIBOR	Warsaw Interbank Offered Rate

See Notes to financial statements regarding investment transactions and other derivatives information.
Select Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 54.6%
U.S. Government – 15.7%
U.S. Treasury Bonds
1.375%, 08/15/2050	$145,252,000	$71,417,458
1.625%, 11/15/2050	79,162,000	41,560,050
2.000%, 02/15/2050	97,530,000	57,169,343
2.500%, 02/15/2045	41,567,000	29,437,879
3.375%, 11/15/2048	41,623,000	32,932,573
4.000%, 11/15/2042	72,597,000	66,539,688
4.750%, 08/15/2055	116,463,000	114,497,687
4.875%, 08/15/2045	63,881,000	64,499,847
5.000%, 05/15/2045	8,572,000	8,799,694
U.S. Treasury Notes
3.500%, 11/30/2030	103,597,000	102,552,937
3.625%, 12/31/2030	85,420,000	85,012,921
3.875%, 12/31/2032	76,215,000	75,881,559
4.000%, 01/31/2031 to 11/15/2035	56,952,000	56,222,269
4.125%, 07/31/2031	11,428,000	11,613,705
4.250%, 06/30/2031	67,355,000	68,881,012
		887,018,622
U.S. Government Agency – 38.9%
Federal Home Loan Mortgage Corp.
2.000%, 06/01/2036 to 03/01/2052	61,265,361	51,603,646
2.500%, 08/01/2051 to 12/01/2051	31,063,325	26,732,085
3.000%, 03/01/2043 to 06/01/2052	98,782,460	89,508,708
3.500%, 04/01/2044 to 07/01/2052	134,282,960	125,668,028
4.000%, 08/01/2037 to 04/01/2053	136,497,985	131,314,995
4.500%, 12/01/2037 to 06/01/2054	91,323,666	90,121,634
5.000%, 08/01/2052 to 01/01/2055	211,194,190	212,446,773
5.500%, 06/01/2053 to 09/01/2055	96,345,398	98,830,238
Federal National Mortgage Association
2.000%, 06/01/2036 to 02/01/2052	77,147,325	66,684,260
Select Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
2.500%, 08/01/2035 to 03/01/2052	$186,626,273	$163,144,884
3.000%, 03/01/2033 to 05/01/2052	194,349,917	175,290,735
3.500%, 06/01/2042 to 08/01/2053	183,614,778	171,800,988
4.000%, 10/01/2037 to 10/01/2052	267,961,970	258,921,676
4.500%, 11/01/2037 to 05/01/2053	286,655,501	283,013,934
5.000%, 09/01/2052 to 11/01/2054	143,976,676	144,873,626
5.500%, 12/01/2052 to 09/01/2055	107,995,830	110,644,795
		2,200,601,005
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,171,612,247)		$3,087,619,627
CORPORATE BONDS – 29.9%
Communication services – 1.4%
AT&T, Inc.
2.750%, 06/01/2031	10,797,000	9,915,881
4.500%, 05/15/2035	3,439,000	3,303,421
Charter Communications Operating LLC
2.800%, 04/01/2031	5,948,000	5,352,098
6.384%, 10/23/2035	9,507,000	9,811,753
Meta Platforms, Inc.
4.200%, 11/15/2030	6,281,000	6,294,273
4.600%, 11/15/2032	4,187,000	4,220,660
5.625%, 11/15/2055	2,422,000	2,324,565
Netflix, Inc. 4.875%, 06/15/2030 (A)	5,059,000	5,186,620
News Corp.
3.875%, 05/15/2029 (A)	3,468,000	3,364,885
5.125%, 02/15/2032 (A)	6,439,000	6,346,839

The accompanying notes are an integral part of the financial statements.	80

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
NTT Finance Corp. 5.171%, 07/16/2032 (A)	$3,568,000	$3,660,888
T-Mobile USA, Inc. 3.875%, 04/15/2030	16,003,000	15,736,949
WMG Acquisition Corp. 3.875%, 07/15/2030 (A)	4,118,000	3,949,656
		79,468,488
Consumer discretionary – 0.4%
Flutter Treasury DAC 5.875%, 06/04/2031 (A)	1,880,000	1,906,132
General Motors Financial Company, Inc. 5.600%, 06/18/2031	14,276,000	14,877,694
Hyundai Capital America 5.400%, 01/08/2031 (A)	2,564,000	2,648,202
MercadoLibre, Inc. 4.900%, 01/15/2033	3,657,000	3,620,754
Royal Caribbean Cruises, Ltd. 5.375%, 01/15/2036	2,004,000	2,012,392
		25,065,174
Consumer staples – 0.6%
Bimbo Bakeries USA, Inc. 6.050%, 01/15/2029 (A)	4,160,000	4,349,187
JBS USA Lux SA
3.625%, 01/15/2032	5,259,000	4,921,227
5.750%, 04/01/2033	5,554,000	5,802,336
5.950%, 04/20/2035 (A)	1,414,000	1,486,805
Kenvue, Inc. 4.850%, 05/22/2032	6,913,000	7,069,072
Mars, Inc.
4.800%, 03/01/2030 (A)	5,094,000	5,205,878
5.000%, 03/01/2032 (A)	3,392,000	3,496,284
Pilgrim's Pride Corp. 6.250%, 07/01/2033	3,414,000	3,649,602
		35,980,391
Energy – 3.5%
Aker BP ASA
3.100%, 07/15/2031 (A)	1,302,000	1,194,693
3.750%, 01/15/2030 (A)	1,411,000	1,364,672
4.000%, 01/15/2031 (A)	1,997,000	1,927,683
Antero Resources Corp. 5.375%, 03/01/2030 (A)	6,088,000	6,172,282
Cheniere Energy Partners LP
3.250%, 01/31/2032	12,750,000	11,743,187
5.550%, 10/30/2035 (A)	2,672,000	2,731,794
5.950%, 06/30/2033	5,442,000	5,770,549
Columbia Pipelines Holding Company LLC
4.999%, 11/17/2032 (A)	3,813,000	3,812,660
5.681%, 01/15/2034 (A)	7,296,000	7,517,280
Columbia Pipelines Operating Company LLC 6.036%, 11/15/2033 (A)	4,527,000	4,845,961
Continental Resources, Inc.
2.875%, 04/01/2032 (A)	3,577,000	3,121,581
5.750%, 01/15/2031 (A)	5,044,000	5,172,043
Devon Energy Corp. 5.200%, 09/15/2034 (B)	4,013,000	3,995,303
DT Midstream, Inc.
4.375%, 06/15/2031 (A)	9,644,000	9,441,876
5.800%, 12/15/2034 (A)	2,130,000	2,210,503
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Enbridge, Inc.
5.750%, (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%), 07/15/2080	$6,888,000	$6,953,443
6.250%, (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%), 03/01/2078	8,184,000	8,276,880
8.500%, (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%), 01/15/2084	3,176,000	3,641,819
Energy Transfer LP
5.150%, 03/15/2045	3,478,000	3,074,451
5.600%, 09/01/2034	3,044,000	3,132,628
Enterprise Products Operating LLC 5.250%, (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%), 08/16/2077	9,537,000	9,520,676
Expand Energy Corp. 4.750%, 02/01/2032	6,234,000	6,149,882
Gulfstream Natural Gas System LLC 5.600%, 07/23/2035 (A)	2,224,000	2,279,409
MPLX LP
4.950%, 09/01/2032	3,400,000	3,422,969
5.000%, 03/01/2033	3,412,000	3,428,034
Occidental Petroleum Corp.
5.375%, 01/01/2032	2,492,000	2,551,803
6.450%, 09/15/2036	8,761,000	9,336,821
6.625%, 09/01/2030	2,127,000	2,289,852
Ovintiv, Inc.
6.250%, 07/15/2033	2,314,000	2,454,505
7.200%, 11/01/2031	649,000	716,482
Plains All American Pipeline LP 4.700%, 01/15/2031	1,982,000	1,993,175
Repsol E&P Capital Markets US LLC 5.204%, 09/16/2030 (A)	1,985,000	2,013,086
Sabine Pass Liquefaction LLC 4.500%, 05/15/2030	11,259,000	11,304,581
Targa Resources Corp.
5.500%, 02/15/2035	3,338,000	3,419,286
6.150%, 03/01/2029	3,019,000	3,178,143
Targa Resources Partners LP 4.000%, 01/15/2032	4,143,000	3,953,229
Var Energi ASA
5.875%, 05/22/2030 (A)	7,896,000	8,219,041
8.000%, 11/15/2032 (A)	11,393,000	13,039,234
Viper Energy Partners LLC 4.900%, 08/01/2030	1,661,000	1,680,052
Western Midstream Operating LP
4.050%, 02/01/2030	4,954,000	4,853,336
5.450%, 11/15/2034	1,952,000	1,965,992
Whistler Pipeline LLC
5.400%, 09/30/2029 (A)	1,920,000	1,979,281
5.700%, 09/30/2031 (A)	2,022,000	2,098,441
		197,948,598
Financials – 12.5%
Ally Financial, Inc.
5.548%, (5.548% to 7-31-32, then Overnight SOFR + 1.780%), 07/31/2033	5,437,000	5,476,802
5.737%, (5.737% to 5-15-28, then SOFR Compouned Index + 1.960%), 05/15/2029	2,565,000	2,630,125

The accompanying notes are an integral part of the financial statements.	81

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Ally Financial, Inc. (continued)
6.184%, (6.184% to 7-26-34, then Overnight SOFR + 2.290%), 07/26/2035	$3,319,000	$3,439,810
8.000%, 11/01/2031	4,521,000	5,131,361
Apollo Debt Solutions BDC
6.700%, 07/29/2031	3,921,000	4,137,398
6.900%, 04/13/2029	1,216,000	1,275,011
Ares Strategic Income Fund
5.150%, 01/15/2031 (A)	5,144,000	5,047,929
5.450%, 09/09/2028 (A)	1,775,000	1,789,837
5.600%, 02/15/2030	3,504,000	3,519,508
5.700%, 03/15/2028	254,000	257,330
5.800%, 09/09/2030 (A)	4,605,000	4,649,589
6.200%, 03/21/2032	2,967,000	3,042,728
6.350%, 08/15/2029	868,000	893,153
Athene Global Funding
4.721%, 10/08/2029 (A)	3,479,000	3,479,224
5.322%, 11/13/2031 (A)	4,128,000	4,185,077
Athene Holding, Ltd.
3.500%, 01/15/2031	11,755,000	11,106,129
6.625%, (6.625% to 10-15-34, then 5 Year CMT + 2.607%), 10/15/2054	2,418,000	2,413,416
Atlas Warehouse Lending Company LP 6.250%, 01/15/2030 (A)	3,422,000	3,602,753
Banco Santander SA 4.551%, 11/06/2030	6,400,000	6,406,787
Bank of America Corp.
2.592%, (2.592% to 4-29-30, then Overnight SOFR + 2.150%), 04/29/2031	9,261,000	8,629,222
2.687%, (2.687% to 4-22-31, then Overnight SOFR + 1.320%), 04/22/2032	15,228,000	13,974,037
4.571%, (4.571% to 4-27-32, then Overnight SOFR + 1.830%), 04/27/2033	15,672,000	15,633,600
5.425%, (5.425% to 8-15-34, then Overnight SOFR + 1.913%), 08/15/2035	12,552,000	12,837,255
5.518%, (5.518% to 10-25-34, then Overnight SOFR + 1.738%), 10/25/2035	1,674,000	1,714,547
6.625%, (6.625% to 5-1-30, then 5 Year CMT + 2.684%), 05/01/2030 (C)	8,168,000	8,510,656
Bank of Montreal 7.700%, (7.700% to 5-26-29, then 5 Year CMT + 3.452%), 05/26/2084	7,283,000	7,732,425
Barclays PLC 5.690%, (5.690% to 3-12-29, then Overnight SOFR + 1.740%), 03/12/2030	15,692,000	16,329,305
Blackstone Private Credit Fund
5.050%, 09/10/2030	4,139,000	4,076,082
5.250%, 04/01/2030	3,644,000	3,616,866
5.950%, 07/16/2029	2,529,000	2,580,286
7.300%, 11/27/2028	2,396,000	2,541,506
BNP Paribas SA
5.497%, (5.497% to 5-20-29, then Overnight SOFR + 1.590%), 05/20/2030 (A)	6,675,000	6,905,023
8.000%, (8.000% to 8-22-31, then 5 Year CMT + 3.727%), 08/22/2031 (A)(C)	368,000	397,102
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
BNP Paribas SA (continued)
9.250%, (9.250% to 11-17-27, then 5 Year CMT + 4.969%), 11/17/2027 (A)(C)	$1,647,000	$1,756,820
BPCE SA 5.936%, (5.936% to 5-30-24, then Overnight SOFR + 1.850%), 05/30/2035 (A)	4,316,000	4,501,008
Brookfield Finance, Inc. 6.300%, (6.300% to 10-15-34, then 5 Year CMT + 2.076%), 01/15/2055	4,318,000	4,278,484
Cantor Fitzgerald LP 7.200%, 12/12/2028 (A)	9,542,000	10,136,084
Capital One Financial Corp. 6.700%, 11/29/2032	6,707,000	7,422,575
Citadel Finance LLC 5.900%, 02/10/2030 (A)	3,312,000	3,381,191
Citigroup, Inc.
2.561%, (2.561% to 5-1-31, then Overnight SOFR + 1.167%), 05/01/2032	5,665,000	5,141,139
6.174%, (6.174% to 5-25-33, then Overnight SOFR + 2.661%), 05/25/2034	6,377,000	6,772,281
Citizens Financial Group, Inc.
3.250%, 04/30/2030	1,035,000	987,875
5.253%, (5.253% to 3-5-30, then Overnight SOFR + 1.259%), 03/05/2031	4,252,000	4,369,131
5.718%, (5.718% to 7-23-31, then Overnight SOFR + 1.910%), 07/23/2032	9,251,000	9,698,829
6.645%, (6.645% to 4-25-34, then Overnight SOFR + 2.325%), 04/25/2035	3,806,000	4,184,968
CNO Financial Group, Inc.
5.250%, 05/30/2029	7,460,000	7,568,007
6.450%, 06/15/2034	6,191,000	6,549,715
CNO Global Funding 4.700%, 12/11/2030 (A)	2,080,000	2,082,669
Comerica, Inc. 5.982%, (5.982% to 1-30-29, then Overnight SOFR + 2.155%), 01/30/2030	3,333,000	3,477,045
Credit Agricole SA
3.250%, 01/14/2030 (A)	10,291,000	9,781,952
5.862%, (5.862% to 1-9-35, then Overnight SOFR + 1.740%), 01/09/2036 (A)	5,525,000	5,827,856
6.316%, (6.316% to 10-3-28, then Overnight SOFR + 1.860%), 10/03/2029 (A)	5,562,000	5,861,982
Danske Bank A/S 5.019%, (5.019% to 3-4-30, then 1 Year CMT + 0.930%), 03/04/2031 (A)	5,425,000	5,540,282
Deutsche Bank AG
4.469%, (4.469% to 12-10-30, then Overnight SOFR + 1.100%), 12/10/2031	1,691,000	1,685,242
4.950%, (4.950% to 8-4-30, then Overnight SOFR + 1.300%), 08/04/2031	4,259,000	4,302,057
5.297%, (5.297% to 5-9-30, then Overnight SOFR + 1.720%), 05/09/2031	3,641,000	3,730,446

The accompanying notes are an integral part of the financial statements.	82

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Deutsche Bank AG (continued)
6.819%, (6.819% to 11-20-28, then Overnight SOFR + 2.510%), 11/20/2029	$3,804,000	$4,056,175
Enact Holdings, Inc. 6.250%, 05/28/2029	5,682,000	5,946,734
F&G Annuities & Life, Inc.
6.250%, 10/04/2034	6,018,000	6,121,908
6.500%, 06/04/2029	2,989,000	3,113,882
Fifth Third Bancorp
4.772%, (4.772% to 7-28-29, then SOFR Compounded Index + 2.127%), 07/28/2030	2,420,000	2,448,995
5.631%, (5.631% to 1-29-31, then Overnight SOFR + 1.840%), 01/29/2032	4,235,000	4,445,001
First Citizens BancShares, Inc.
5.231%, (5.231% to 3-12-30, then Overnight SOFR + 1.410%), 03/12/2031	5,649,000	5,734,905
5.600%, (5.600% to 9-5-30, then 5 Year CMT + 1.850%), 09/05/2035	5,187,000	5,177,979
First Horizon Corp. 5.514%, (5.514% to 3-7-30, then Overnight SOFR + 1.766%), 03/07/2031	3,392,000	3,503,930
GA Global Funding Trust
4.500%, 09/18/2030 (A)	6,157,000	6,083,459
5.200%, 12/09/2031 (A)	4,053,000	4,113,521
HPS Corporate Lending Fund 5.950%, 04/14/2032	3,441,000	3,490,492
Huntington Bancshares, Inc.
5.272%, (5.272% to 1-15-30, then Overnight SOFR + 1.276%), 01/15/2031	3,485,000	3,585,898
6.141%, (6.141% to 11-18-34, then 5 Year CMT + 1.700%), 11/18/2039	1,808,000	1,884,052
6.208%, (6.208% to 8-21-28, then Overnight SOFR + 2.020%), 08/21/2029	2,457,000	2,576,911
ING Groep NV
5.335%, (5.335% to 3-19-29, then Overnight SOFR + 1.440%), 03/19/2030	1,634,000	1,685,497
6.114%, (6.114% to 9-11-33, then Overnight SOFR + 2.090%), 09/11/2034	2,482,000	2,681,646
Jefferies Financial Group, Inc. 6.200%, 04/14/2034	4,595,000	4,849,546
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then Overnight SOFR + 2.040%), 04/22/2031	2,662,000	2,479,725
4.603%, (4.603% to 10-22-29, then Overnight SOFR + 1.040%), 10/22/2030	5,672,000	5,751,638
4.995%, (4.995% to 7-22-29, then Overnight SOFR + 1.125%), 07/22/2030	5,767,000	5,920,612
5.012%, (5.012% to 1-23-29, then Overnight SOFR + 1.310%), 01/23/2030	6,182,000	6,334,695
5.294%, (5.294% to 7-22-34, then Overnight SOFR + 1.460%), 07/22/2035	8,146,000	8,404,081
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (continued)
5.576%, (5.576% to 7-23-35, then Overnight SOFR + 1.635%), 07/23/2036	$13,595,000	$14,063,333
5.581%, (5.581% to 4-22-29, then Overnight SOFR + 1.160%), 04/22/2030	3,242,000	3,382,143
KeyBank NA 5.000%, 01/26/2033	5,744,000	5,801,535
KeyCorp
5.121%, (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%), 04/04/2031	5,332,000	5,476,038
6.401%, (6.401% to 3-6-34, then SOFR Compounded Index + 2.420%), 03/06/2035	1,989,000	2,160,442
Lazard Group LLC
4.375%, 03/11/2029	4,073,000	4,080,746
6.000%, 03/15/2031	3,245,000	3,434,641
Lloyds Banking Group PLC
6.068%, (6.068% to 6-13-35, then 1 Year CMT + 1.600%), 06/13/2036	3,363,000	3,536,209
6.625%, (6.625% to 9-27-35, then 5 Year CMT + 2.681%), 09/27/2035 (C)	3,810,000	3,803,690
6.750%, (6.750% to 9-27-31, then 5 Year CMT + 3.150%), 09/27/2031 (B)(C)	2,302,000	2,384,264
M&T Bank Corp.
5.125%, (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%), 11/01/2026 (C)	4,011,000	4,003,962
5.179%, (5.179% to 7-8-30, then Overnight SOFR + 1.400%), 07/08/2031	2,742,000	2,815,004
5.385%, (5.385% to 1-16-35, then Overnight SOFR + 1.610%), 01/16/2036	4,642,000	4,716,979
5.400%, (5.400% to 7-30-30, then 5 Year CMT + 1.430%), 07/30/2035	4,950,000	4,998,826
Macquarie Bank, Ltd. 3.624%, 06/03/2030 (A)	4,283,000	4,097,049
MassMutual Global Funding II 4.350%, 09/17/2031 (A)	4,274,000	4,233,666
MetLife, Inc. 6.400%, (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%), 12/15/2036	4,716,000	4,947,967
Morgan Stanley
2.239%, (2.239% to 7-21-31, then Overnight SOFR + 1.178%), 07/21/2032	2,499,000	2,220,581
2.484%, (2.484% to 9-16-31, then Overnight SOFR + 1.360%), 09/16/2036	9,696,000	8,525,823
5.173%, (5.173% to 1-16-29, then Overnight SOFR + 1.450%), 01/16/2030	9,578,000	9,832,454
5.320%, (5.320% to 7-19-34, then Overnight SOFR + 1.555%), 07/19/2035	6,945,000	7,149,195
NatWest Group PLC
7.300%, (7.300% to 5-19-35, then 5 Year CMT + 2.937%), 11/19/2034 (C)	5,028,000	5,333,748

The accompanying notes are an integral part of the financial statements.	83

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
NatWest Group PLC (continued)
8.125%, (8.125% to 5-10-34, then 5 Year CMT + 3.752%), 11/10/2033 (C)	$7,912,000	$8,902,116
NMI Holdings, Inc. 6.000%, 08/15/2029	5,245,000	5,431,093
Nordea Bank ABP 6.300%, (6.300% to 3-25-32, then 5 Year CMT + 2.660%), 09/25/2031 (A)(B)(C)	8,181,000	8,356,180
Radian Group, Inc. 6.200%, 05/15/2029	7,871,000	8,251,468
Regions Financial Corp.
5.502%, (5.502% to 9-6-34, then Overnight SOFR + 2.060%), 09/06/2035	10,439,000	10,752,652
5.722%, (5.722% to 6-6-29, then Overnight SOFR + 1.490%), 06/06/2030	2,506,000	2,612,571
Reinsurance Group of America, Inc. 6.650%, (6.650% to 9-15-35, then 5 Year CMT + 2.392%), 09/15/2055	2,372,000	2,450,980
Royal Bank of Canada 6.500%, (6.500% to 11-24-35, then 5 Year CMT + 2.462%), 11/24/2085	8,023,000	7,990,331
Simmons First National Corp. 6.250%, (6.250% to 10-1-30, then 3 month CME Term SOFR + 3.020%), 10/01/2035	4,867,000	4,899,813
Sixth Street Lending Partners
5.750%, 01/15/2030	1,435,000	1,454,158
6.125%, 07/15/2030	1,303,000	1,337,335
Synovus Bank 5.957%, (5.957% to 1-15-31, then 5 Year CMT + 2.300%), 01/15/2036	1,783,000	1,792,895
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (A)	7,843,000	6,437,081
The Bank of New York Mellon Corp. 4.942%, (4.942% to 2-11-30, then Overnight SOFR + 0.887%), 02/11/2031	3,287,000	3,380,001
The Goldman Sachs Group, Inc. 2.615%, (2.615% to 4-22-31, then Overnight SOFR + 1.281%), 04/22/2032	15,280,000	13,932,502
The PNC Financial Services Group, Inc.
4.812%, (4.812% to 10-21-31, then Overnight SOFR + 1.259%), 10/21/2032	5,467,000	5,563,630
5.575%, (5.575% to 1-29-35, then Overnight SOFR + 1.394%), 01/29/2036	4,018,000	4,189,250
5.939%, (5.939% to 8-18-33, then Overnight SOFR + 1.946%), 08/18/2034	3,752,000	4,028,077
6.250%, (6.250% to 3-15-30, then 7 Year CMT + 2.808%), 03/15/2030 (C)	3,312,000	3,419,262
Truist Financial Corp.
5.153%, (5.153% to 8-5-31, then Overnight SOFR + 1.571%), 08/05/2032	5,528,000	5,706,832
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Truist Financial Corp. (continued)
5.867%, (5.867% to 6-8-33, then Overnight SOFR + 2.361%), 06/08/2034	$12,193,000	$12,974,509
6.123%, (6.123% to 10-28-32, then Overnight SOFR + 2.300%), 10/28/2033	3,786,000	4,090,821
U.S. Bancorp
4.839%, (4.839% to 2-1-33, then Overnight SOFR + 1.600%), 02/01/2034	5,850,000	5,892,982
5.083%, (5.083% to 5-15-30, then Overnight SOFR + 1.296%), 05/15/2031	3,880,000	3,999,475
5.384%, (5.384% to 1-23-29, then Overnight SOFR + 1.560%), 01/23/2030	2,246,000	2,326,152
5.836%, (5.836% to 6-10-33, then Overnight SOFR + 2.260%), 06/12/2034	5,750,000	6,134,623
UBS Group AG
5.428%, (5.428% to 2-8-29, then 1 Year CMT + 1.520%), 02/08/2030 (A)	3,698,000	3,824,557
6.301%, (6.301% to 9-22-33, then 1 Year CMT + 2.000%), 09/22/2034 (A)	3,758,000	4,099,409
7.000%, (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%), 02/10/2030 (A)(C)	2,772,000	2,832,712
7.125%, (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%), 08/10/2034 (A)(C)	3,674,000	3,764,985
9.250%, (9.250% to 11-13-33, then 5 Year CMT + 4.758%), 11/13/2033 (A)(C)	3,733,000	4,377,902
Webster Financial Corp. 5.784%, (5.784% to 9-11-30, then 5 Year CMT + 2.125%), 09/11/2035	1,983,000	1,981,815
Wells Fargo & Company
3.350%, (3.350% to 3-2-32, then Overnight SOFR + 1.500%), 03/02/2033	17,039,000	15,903,126
5.211%, (5.211% to 12-3-34, then Overnight SOFR + 1.380%), 12/03/2035	4,297,000	4,389,519
5.244%, (5.244% to 1-24-30, then Overnight SOFR + 1.110%), 01/24/2031	3,556,000	3,682,309
6.491%, (6.491% to 10-23-33, then Overnight SOFR + 2.060%), 10/23/2034	7,675,000	8,495,795
		708,048,012
Health care – 1.8%
AbbVie, Inc. 5.050%, 03/15/2034	2,015,000	2,070,788
Amgen, Inc.
5.250%, 03/02/2033	17,631,000	18,250,929
5.650%, 03/02/2053	6,451,000	6,316,804
Baxter International, Inc.
4.450%, 02/15/2029	501,000	502,232
4.900%, 12/15/2030	1,504,000	1,515,516
Cencora, Inc. 2.800%, 05/15/2030	4,627,000	4,355,585

The accompanying notes are an integral part of the financial statements.	84

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
CVS Health Corp. 5.000%, 09/15/2032	$2,517,000	$2,569,028
Fresenius Medical Care US Finance III, Inc.
2.375%, 02/16/2031 (A)	9,496,000	8,435,137
3.750%, 06/15/2029 (A)	5,488,000	5,354,954
HCA, Inc.
4.300%, 11/15/2030	1,705,000	1,698,555
4.600%, 11/15/2032	2,622,000	2,598,255
5.450%, 04/01/2031	4,457,000	4,651,766
IQVIA, Inc. 6.250%, 02/01/2029	2,930,000	3,088,567
Pfizer Investment Enterprises Pte, Ltd. 4.750%, 05/19/2033	5,425,000	5,482,524
Regeneron Pharmaceuticals, Inc. 1.750%, 09/15/2030	10,161,000	9,064,803
Roche Holdings, Inc. 5.489%, 11/13/2030 (A)	5,692,000	6,031,093
Royalty Pharma PLC 5.150%, 09/02/2029	2,910,000	2,990,571
Solventum Corp. 5.450%, 03/13/2031	7,602,000	7,929,805
UnitedHealth Group, Inc. 5.950%, 06/15/2055	2,527,000	2,594,699
Universal Health Services, Inc. 2.650%, 10/15/2030	5,928,000	5,405,975
		100,907,586
Industrials – 2.3%
AerCap Ireland Capital DAC
3.300%, 01/30/2032	14,669,000	13,544,173
6.500%, (6.500% to 1-31-31, then 5 Year CMT + 2.441%), 01/31/2056	2,957,000	3,050,095
Air Canada 2015-2 Class AA Pass Through Trust 3.750%, 12/15/2027 (A)	1,304,889	1,286,530
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	5,415,726	5,342,175
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	3,397,914	3,297,365
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	2,823,219	2,772,690
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	3,395,172	3,235,751
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	5,517,829	5,093,397
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	4,346,913	4,108,739
American Airlines 2021-1 Class A Pass Through Trust 2.875%, 07/11/2034	7,313,022	6,680,009
American Airlines 2021-1 Class B Pass Through Trust 3.950%, 07/11/2030	1,509,640	1,456,023
American Airlines 2025-1 Class A Pass Through Trust 4.900%, 05/11/2038	4,914,000	4,874,364
American Airlines 2025-1 Class B Pass Through Trust 5.650%, 11/11/2034	1,718,000	1,727,808
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Ashtead Capital, Inc. 5.550%, 05/30/2033 (A)	$4,798,000	$4,950,403
BAE Systems PLC 5.250%, 03/26/2031 (A)	1,257,000	1,306,389
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (A)	1,136,882	1,101,986
CIMIC Finance USA Pty, Ltd. 7.000%, 03/25/2034 (A)	4,678,000	5,078,926
DAE Funding LLC 3.375%, 03/20/2028 (A)	6,526,000	6,354,267
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	4,428,199	3,972,499
The Boeing Company 6.528%, 05/01/2034	14,927,000	16,514,620
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028 (B)	5,932,468	5,782,512
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031	2,046,286	1,989,884
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	4,800,944	4,922,656
United Airlines 2023-1 Class A Pass Through Trust 5.800%, 01/15/2036	6,143,614	6,417,597
United Airlines 2024-1 Class A Pass Through Trust 5.875%, 02/15/2037	4,253,122	4,356,784
United Airlines 2024-1 Class AA Pass Through Trust 5.450%, 02/15/2037	5,239,885	5,386,894
Weir Group, Inc. 5.350%, 05/06/2030 (A)	4,112,000	4,225,585
		128,830,121
Information technology – 2.7%
Broadcom, Inc.
3.419%, 04/15/2033	13,250,000	12,265,058
4.550%, 02/15/2032	2,361,000	2,367,583
4.800%, 02/15/2036	5,154,000	5,085,692
4.900%, 07/15/2032	7,847,000	8,011,802
CDW LLC 5.100%, 03/01/2030	1,946,000	1,981,691
Dell International LLC
4.500%, 02/15/2031	6,785,000	6,775,316
4.750%, 10/06/2032	5,580,000	5,572,668
5.100%, 02/15/2036	3,402,000	3,359,691
5.300%, 04/01/2032	5,643,000	5,803,937
5.400%, 04/15/2034	8,556,000	8,786,364
Foundry JV Holdco LLC
6.100%, 01/25/2036 (A)	6,464,000	6,757,703
6.250%, 01/25/2035 (A)	9,051,000	9,597,602
Marvell Technology, Inc. 5.950%, 09/15/2033	7,786,000	8,324,641
Micron Technology, Inc.
2.703%, 04/15/2032	2,913,000	2,612,576
5.300%, 01/15/2031	4,201,000	4,351,475
5.650%, 11/01/2032	4,233,000	4,449,491
5.800%, 01/15/2035	3,463,000	3,649,429
Motorola Solutions, Inc.
2.300%, 11/15/2030	7,547,000	6,854,266
2.750%, 05/24/2031	7,931,000	7,256,118

The accompanying notes are an integral part of the financial statements.	85

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Oracle Corp.
4.700%, 09/27/2034	$3,771,000	$3,496,789
4.800%, 09/26/2032	3,233,000	3,121,209
5.250%, 02/03/2032	4,016,000	4,015,453
5.550%, 02/06/2053	8,248,000	6,844,846
Qorvo, Inc.
3.375%, 04/01/2031 (A)	4,008,000	3,707,977
4.375%, 10/15/2029	3,050,000	3,005,487
TD SYNNEX Corp.
2.650%, 08/09/2031	2,185,000	1,964,810
5.300%, 10/10/2035	5,242,000	5,190,745
6.100%, 04/12/2034	1,669,000	1,763,567
VMware LLC 4.700%, 05/15/2030	5,569,000	5,657,501
		152,631,487
Materials – 0.2%
Cemex SAB de CV 3.875%, 07/11/2031 (A)	5,190,000	4,969,715
Freeport-McMoRan, Inc. 5.400%, 11/14/2034	4,054,000	4,179,861
JH North America Holdings, Inc.
5.875%, 01/31/2031 (A)	1,058,000	1,079,927
6.125%, 07/31/2032 (A)	1,588,000	1,630,173
		11,859,676
Real estate – 1.2%
American Homes 4 Rent LP 4.950%, 06/15/2030	4,991,000	5,090,872
American Tower Corp.
4.700%, 12/15/2032	3,986,000	3,986,864
5.200%, 02/15/2029	4,881,000	5,023,326
5.550%, 07/15/2033	4,181,000	4,378,057
5.650%, 03/15/2033	4,181,000	4,405,119
CoStar Group, Inc. 2.800%, 07/15/2030 (A)	7,216,000	6,614,060
FIBRA Prologis 5.500%, 11/26/2035 (A)	2,687,000	2,697,748
Host Hotels & Resorts LP 4.250%, 12/15/2028	3,854,000	3,857,778
Prologis Targeted U.S. Logistics Fund LP
4.250%, 01/15/2031 (A)	2,007,000	1,992,170
5.250%, 01/15/2035 (A)	6,686,000	6,804,151
Regency Centers LP 5.000%, 07/15/2032	5,222,000	5,346,509
VICI Properties LP
5.125%, 11/15/2031	5,875,000	5,951,554
5.125%, 05/15/2032	10,005,000	10,074,218
		66,222,426
Utilities – 3.3%
American Electric Power Company, Inc.
5.625%, 03/01/2033	1,233,000	1,294,892
5.800%, (5.800% to 3-15-31, then 5 Year CMT + 2.128%), 03/15/2056	2,713,000	2,693,359
6.050%, (6.050% to 3-15-36, then 5 Year CMT + 1.940%), 03/15/2056	1,307,000	1,284,167
Atlantica Transmision Sur SA 6.875%, 04/30/2043 (A)	1,109,012	1,191,550
Capital Power US Holdings, Inc.
5.257%, 06/01/2028 (A)	2,149,000	2,190,613
6.189%, 06/01/2035 (A)	3,631,000	3,790,673
CenterPoint Energy, Inc.
5.950%, (5.950% to 4-1-31, then 5 Year CMT + 2.223%), 04/01/2056	3,275,000	3,299,975
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
CenterPoint Energy, Inc. (continued)
6.850%, (6.850% to 2-15-35, then 5 Year CMT + 2.946%), 02/15/2055	$4,990,000	$5,321,735
7.000%, (7.000% to 2-15-30, then 5 Year CMT + 3.254%), 02/15/2055	2,980,000	3,107,729
Constellation Energy Generation LLC 6.500%, 10/01/2053	3,014,000	3,283,670
Dominion Energy, Inc.
6.000%, (6.000% to 2-15-31, then 5 Year CMT + 2.262%), 02/15/2056	4,397,000	4,417,283
6.200%, (6.200% to 2-15-36, then 5 Year CMT + 2.006%), 02/15/2056	5,422,000	5,425,693
6.875%, (6.875% to 2-1-30, then 5 Year CMT + 2.386%), 02/01/2055	3,886,000	4,039,217
7.000%, (7.000% to 6-1-34, then 5 Year CMT + 2.511%), 06/01/2054	2,015,000	2,181,743
Duke Energy Carolinas LLC 4.950%, 01/15/2033	4,993,000	5,142,667
Duke Energy Corp. 5.750%, 09/15/2033	4,462,000	4,724,935
Electricite de France SA 5.650%, 04/22/2029 (A)	7,718,000	8,035,718
Entergy Corp.
5.875%, (5.875% to 6-15-31, then 5 Year CMT + 2.179%), 06/15/2056	5,514,000	5,510,556
6.100%, (6.100% to 6-15-36, then 5 Year CMT + 2.013%), 06/15/2056	2,757,000	2,752,721
Eversource Energy 5.125%, 05/15/2033	5,079,000	5,129,594
Exelon Corp.
5.125%, 03/15/2031	2,065,000	2,131,799
6.500%, (6.500% to 3-15-35, then 5 Year CMT + 1.975%), 03/15/2055	1,370,000	1,425,543
Indianapolis Power & Light Company 5.650%, 12/01/2032 (A)	8,098,000	8,451,959
National Grid PLC 5.809%, 06/12/2033	7,098,000	7,549,086
NextEra Energy Capital Holdings, Inc.
2.250%, 06/01/2030	10,987,000	10,104,116
6.375%, (6.375% to 8-15-30, then 5 Year CMT + 2.053%), 08/15/2055	3,173,000	3,275,320
6.500%, (6.500% to 8-15-35, then 5 Year CMT + 1.979%), 08/15/2055	1,142,000	1,203,154
6.700%, (6.700% to 9-1-29, then 5 Year CMT + 2.364%), 09/01/2054	2,781,000	2,889,332
NiSource, Inc.
3.600%, 05/01/2030	1,754,000	1,704,096
5.750%, (5.750% to 7-15-31, then 5 Year CMT + 2.035%), 07/15/2056	4,398,000	4,426,485
NRG Energy, Inc.
4.450%, 06/15/2029 (A)	4,211,000	4,192,410
5.407%, 10/15/2035 (A)	2,188,000	2,185,682
7.000%, 03/15/2033 (A)	5,799,000	6,410,151
Pacific Gas & Electric Company
4.950%, 07/01/2050	2,999,000	2,534,851
5.800%, 05/15/2034	4,575,000	4,751,446
Sempra
5.500%, 08/01/2033	3,547,000	3,704,048
6.400%, (6.400% to 10-1-34, then 5 Year CMT + 2.632%), 10/01/2054	4,971,000	5,056,151
6.875%, (6.875% to 10-1-29, then 5 Year CMT + 2.789%), 10/01/2054	3,793,000	3,902,170
The Southern Company
5.700%, 03/15/2034	3,596,000	3,785,758

The accompanying notes are an integral part of the financial statements.	86

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
The Southern Company (continued)
6.375%, (6.375% to 3-15-35, then 5 Year CMT + 2.069%), 03/15/2055	$5,146,000	$5,370,781
Vistra Operations Company LLC
4.300%, 07/15/2029 (A)	8,669,000	8,608,553
6.000%, 04/15/2034 (A)	6,393,000	6,727,565
6.950%, 10/15/2033 (A)	4,932,000	5,495,915
WEC Energy Group, Inc. 5.625%, (5.625% to 5-15-31, then 5 Year CMT + 1.905%), 05/15/2056	2,748,000	2,765,307
		183,470,168
TOTAL CORPORATE BONDS (Cost $1,664,755,867)		$1,690,432,127
MUNICIPAL BONDS – 0.4%
Foothill-Eastern Transportation Corridor Agency (California) 4.094%, 01/15/2049	5,178,000	4,229,797
Golden State Tobacco Securitization Corp. (California) 4.214%, 06/01/2050	4,967,000	3,632,184
Maryland Health & Higher Educational Facilities Authority 3.197%, 07/01/2050	8,929,000	6,044,874
Ohio Turnpike & Infrastructure Commission 3.216%, 02/15/2048	2,540,000	1,872,596
Regents of the University of California Medical Center 3.006%, 05/15/2050	8,900,000	5,942,839
TOTAL MUNICIPAL BONDS (Cost $30,629,429)		$21,722,290
COLLATERALIZED MORTGAGE OBLIGATIONS – 6.2%
Commercial and residential – 5.2%
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1, 0.990%, 04/25/2053 (A)(D)	1,080,525	1,044,272
Series 2021-4, Class A1, 1.035%, 01/20/2065 (A)(D)	3,944,941	3,357,404
Series 2021-5, Class A1, 0.951%, 07/25/2066 (A)(D)	3,340,619	2,914,344
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter), 4.800%, 11/26/2068 (A)	3,801,892	3,793,876
Series 2024-5, Class A1 (4.950% to 4-1-28, then 5.950% thereafter), 4.950%, 07/25/2068 (A)	4,598,308	4,603,226
Series 2025-10, Class A1, 4.960%, 09/25/2070 (A)(D)	2,024,811	2,027,059
Series 2025-11, Class A1, 4.975%, 10/25/2070 (A)(D)	3,094,799	3,099,056
Series 2025-13, Class A1, 4.929%, 10/25/2070 (A)	3,411,000	3,415,260
Arroyo Mortgage Trust Series 2021-1R, Class A1 1.175%, 10/25/2048 (A)(D)	1,671,365	1,512,839
Avenue of Americas
Series 2025-1301, Class A, 5.059%, 08/11/2042 (A)(D)	4,283,000	4,335,804
Series 2025-1301, Class B, 5.302%, 08/11/2042 (A)(D)	1,884,000	1,909,353
BAHA Trust Series 2024-MAR, Class A 5.972%, 12/10/2041 (A)(D)	5,739,000	5,940,029
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BANK5
Series 2025-5YR18, Class A3, 5.145%, 12/15/2058	$3,871,000	$3,979,045
Series 2025-5YR19, Class A3, 5.270%, 12/15/2058	2,598,000	2,685,077
BBCMS Mortgage Trust
Series 2020-C6, Class A2, 2.690%, 02/15/2053	1,415,947	1,334,556
Series 2024-5C29, Class A3, 5.208%, 09/15/2057	5,490,000	5,642,310
Series 2024-5C31, Class A3, 5.609%, 12/15/2057	1,692,000	1,763,817
Series 2025-5C38, Class A3, 5.146%, 11/15/2058	3,097,000	3,185,987
Benchmark Mortgage Trust Series 2024-V12, Class A3 5.738%, 12/15/2057	4,485,000	4,692,109
BMO Mortgage Trust Series 2024-5C8, Class A3 5.625%, 12/15/2057 (D)	1,751,000	1,822,771
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1 0.941%, 02/25/2049 (A)(D)	1,543,291	1,422,244
BX Trust
Series 2019-OC11, Class A, 3.202%, 12/09/2041 (A)	2,429,000	2,305,999
Series 2022-CLS, Class A, 5.760%, 10/13/2027 (A)	3,485,000	3,496,266
BXHPP Trust Series 2021-FILM, Class C (1 month CME Term SOFR + 1.214%) 4.964%, 08/15/2036 (A)(E)	11,543,000	10,814,603
Cantor Commercial Real Estate Lending Series 2019-CF1, Class A2 3.623%, 05/15/2052	5,705,606	5,636,154
CENT Trust Series 2025-CITY, Class A 4.920%, 07/10/2040 (A)(D)	2,998,000	3,034,463
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A2, 2.708%, 02/15/2053	2,381,317	2,289,346
Series 2023-SMRT, Class A, 5.820%, 10/12/2040 (A)(D)	3,474,000	3,580,145
COLT Mortgage Loan Trust
Series 2021-3, Class A1, 0.956%, 09/27/2066 (A)(D)	2,434,981	2,096,255
Series 2021-HX1, Class A1, 1.110%, 10/25/2066 (A)(D)	2,450,786	2,126,435
Series 2025-6, Class A1 (5.529% to 7-1-29, then 6.529% thereafter), 5.529%, 08/25/2070 (A)	2,180,444	2,200,282
COLT Trust Series 2020-RPL1, Class A1 1.390%, 01/25/2065 (A)(D)	5,859,504	5,100,421
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2020-CX, Class D 2.683%, 11/10/2046 (A)(D)	2,811,000	2,243,810
Credit Suisse Mortgage Capital Certificates
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (A)(D)	1,026,459	922,510

The accompanying notes are an integral part of the financial statements.	87

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Credit Suisse Mortgage Capital Certificates (continued)
Series 2021-NQM3, Class A1, 1.015%, 04/25/2066 (A)(D)	$1,542,921	$1,350,470
Series 2021-NQM6, Class A1, 1.174%, 07/25/2066 (A)(D)	3,624,863	3,112,764
Series 2021-RPL2, Class A1A, 1.115%, 01/25/2060 (A)(D)	5,352,859	4,572,321
Cross Mortgage Trust
Series 2025-H10, Class A1, 4.968%, 01/25/2071 (A)(D)	1,973,440	1,975,129
Series 2025-H8, Class A1, 5.003%, 11/25/2070 (A)(D)	2,644,539	2,649,654
Series 2025-H9, Class A1, 5.036%, 11/25/2070 (A)(D)	3,394,607	3,402,745
DBJPM Mortgage Trust Series 2020-C9, Class A2 1.900%, 08/15/2053	249,932	249,494
Deephaven Residential Mortgage Trust Series 2021-2, Class A1 0.899%, 04/25/2066 (A)(D)	2,829,248	2,537,148
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, 0.797%, 02/25/2066 (A)(D)	484,349	424,681
Series 2021-2, Class A1, 0.931%, 06/25/2066 (A)(D)	1,591,955	1,355,133
Series 2025-INV5, Class A1, 5.077%, 12/01/2070 (A)(D)	5,671,033	5,682,175
Flagstar Mortgage Trust Series 2021-1, Class A2 2.500%, 02/01/2051 (A)(D)	6,181,667	5,166,037
GCAT Trust
Series 2021-NQM1, Class A1, 0.874%, 01/25/2066 (A)(D)	1,107,142	992,434
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (A)(D)	1,262,387	1,102,962
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (A)(D)	2,506,634	2,209,944
Series 2025-NQM5, Class A1, 0.000%, 08/25/2070 (A)(D)	3,588,688	3,593,640
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1, 1.382%, 09/27/2060 (A)(D)	512,276	489,024
Series 2021-NQM1, Class A1, 1.017%, 07/25/2061 (A)(D)	1,448,562	1,319,878
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A 5.467%, 01/13/2040 (A)(D)	3,647,000	3,781,172
Imperial Fund Mortgage Trust Series 2021-NQM1, Class A1 1.071%, 06/25/2056 (A)(D)	2,005,894	1,763,393
JP Morgan Mortgage Trust Series 2025-NQM5, Class A1 4.879%, 05/25/2065 (A)(D)	1,768,000	1,767,670
MFA Trust Series 2021-NQM1, Class A1 1.153%, 04/25/2065 (A)(D)	1,258,061	1,190,405
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM10, Class A1 5.119%, 11/25/2070 (A)(D)	2,465,000	2,471,968
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B, 3.500%, 10/25/2059 (A)(D)	$1,743,179	$1,645,073
Series 2025-NQM7, Class A1, 5.010%, 10/26/2065 (A)(D)	4,930,000	4,937,125
NMLT Trust Series 2021-INV1, Class A1 1.185%, 05/25/2056 (A)(D)	3,974,351	3,514,984
NRZT Series 2025-NQM6, Class A1 5.085%, 10/25/2065 (A)(D)	4,215,239	4,228,405
NXPT Commercial Mortgage Trust Series 2024-STOR, Class A 4.312%, 11/05/2041 (A)(D)	3,310,000	3,284,576
NYMT Loan Trust
Series 2022-CP1, Class A1, 2.042%, 07/25/2061 (A)	1,101,272	1,037,358
Series 2025-INV2, Class A1, 5.000%, 10/25/2060 (A)(D)	4,054,091	4,074,176
OBX Trust
Series 2020-EXP2, Class A3, 2.500%, 05/25/2060 (A)(D)	1,532,589	1,312,150
Series 2021-NQM2, Class A1, 1.101%, 05/25/2061 (A)(D)	2,971,798	2,463,785
Series 2021-NQM3, Class A1, 1.054%, 07/25/2061 (A)(D)	2,689,441	2,213,341
Series 2025-NQM14, Class A1 (5.162% to 7-1-29, then 6.162% thereafter), 5.162%, 07/25/2065 (A)	1,878,697	1,887,126
Series 2025-NQM18, Class A1, 5.057%, 09/25/2065 (A)(D)	1,631,238	1,636,393
Series 2025-NQM19, Class A1, 4.869%, 10/25/2065 (A)(D)	3,242,077	3,242,705
Series 2025-NQM20, Class A1, 5.021%, 10/25/2065 (A)(D)	3,617,291	3,627,250
Series 2025-NQM21, Class A1, 4.989%, 10/25/2065 (A)(D)	2,407,167	2,412,659
Series 2025-NQM23, Class A1, 4.872%, 10/25/2065 (A)(D)	4,385,000	4,385,652
Progress Residential Trust
Series 2024-SFR1, Class A, 3.350%, 02/17/2041 (A)	4,974,229	4,826,022
Series 2025-SFR1, Class A, 3.400%, 02/17/2042 (A)	4,063,717	3,898,934
Series 2025-SFR2, Class A, 3.305%, 04/17/2042 (A)	2,693,156	2,567,266
Series 2025-SFR5, Class A, 3.850%, 10/17/2042 (A)	3,293,000	3,189,481
Series 2025-SFR6, Class A, 4.000%, 12/17/2042 (A)	2,297,000	2,228,642
Provident Funding Mortgage Trust Series 2020-F1, Class A2 2.000%, 01/25/2036 (A)(D)	3,523,590	3,169,634
ROCK Trust
Series 2024-CNTR, Class A, 5.388%, 11/13/2041 (A)	4,734,000	4,863,607
Series 2024-CNTR, Class D, 7.109%, 11/13/2041 (A)	4,373,000	4,582,033
SLG Office Trust Series 2021-OVA, Class C 2.851%, 07/15/2041 (A)	6,044,000	5,367,099

The accompanying notes are an integral part of the financial statements.	88

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, 0.943%, 05/25/2065 (A)(D)	$843,852	$802,359
Series 2022-1, Class A1, 2.447%, 12/25/2066 (A)(D)	4,183,012	3,789,424
Towd Point Mortgage Trust
Series 2018-4, Class A1, 3.000%, 06/25/2058 (A)(D)	1,743,639	1,662,290
Series 2019-4, Class A1, 2.900%, 10/25/2059 (A)(D)	1,970,654	1,901,039
Series 2020-4, Class A1, 1.750%, 10/25/2060 (A)	2,775,969	2,543,551
Series 2024-1, Class A1, 4.859%, 03/25/2064 (A)(D)	4,978,881	5,060,315
Series 2024-3, Class A1A, 5.033%, 07/25/2065 (A)(D)	2,928,503	2,956,873
Series 2024-4, Class A1A, 4.578%, 10/27/2064 (A)(D)	1,973,230	1,979,323
VDCM Commercial Mortgage Trust Series 2025-AZ, Class A 5.061%, 07/13/2044 (A)(D)	3,228,000	3,265,494
Verus Securitization Trust
Series 2021-1, Class A1, 0.815%, 01/25/2066 (A)(D)	1,816,193	1,641,213
Series 2021-3, Class A1, 1.046%, 06/25/2066 (A)(D)	2,372,168	2,092,753
Series 2021-4, Class A1, 0.938%, 07/25/2066 (A)(D)	1,044,853	885,169
Series 2021-5, Class A1, 1.013%, 09/25/2066 (A)(D)	2,108,050	1,839,286
Series 2021-R2, Class A1, 0.918%, 02/25/2064 (A)(D)	1,391,441	1,311,118
Series 2025-11, Class A1, 4.914%, 11/25/2070 (A)(D)	4,552,576	4,556,857
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (A)	816,555	792,073
Wells Fargo Commercial Mortgage Trust
Series 2025-5C4, Class A3, 5.673%, 05/15/2058	3,175,000	3,318,487
Series 2025-5C6, Class A3, 5.186%, 10/15/2058	3,719,000	3,824,633
WHARF Commercial Mortgage Trust Series 2025-DC, Class A 5.349%, 07/15/2040 (A)(D)	3,704,000	3,806,182
		292,111,283
U.S. Government Agency – 1.0%
Government National Mortgage Association
Series 2012-114, Class IO, 0.634%, 01/16/2053	9,615,957	142,902
Series 2016-174, Class IO, 0.725%, 11/16/2056	7,503,910	230,824
Series 2017-109, Class IO, 0.202%, 04/16/2057	8,555,046	86,160
Series 2017-124, Class IO, 0.627%, 01/16/2059	7,522,639	270,756
Series 2017-135, Class IO, 0.693%, 10/16/2058	33,264,972	1,016,454
Series 2017-140, Class IO, 0.485%, 02/16/2059	17,826,444	456,763
Series 2017-159, Class IO, 0.414%, 06/16/2059	23,993,080	584,675
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-20, Class IO, 0.489%, 12/16/2058	$21,875,733	$444,322
Series 2017-22, Class IO, 0.771%, 12/16/2057	10,983,056	393,862
Series 2017-41, Class IO, 0.496%, 07/16/2058	6,063,671	141,888
Series 2017-46, Class IO, 0.651%, 11/16/2057	10,508,561	391,561
Series 2017-61, Class IO, 0.688%, 05/16/2059	13,385,832	460,329
Series 2018-158, Class IO, 0.798%, 05/16/2061	19,183,330	1,143,071
Series 2018-69, Class IO, 0.609%, 04/16/2060	20,236,336	907,193
Series 2019-131, Class IO, 0.803%, 07/16/2061	25,666,979	1,456,247
Series 2020-100, Class IO, 0.787%, 05/16/2062	27,232,709	1,623,674
Series 2020-108, Class IO, 0.847%, 06/16/2062	65,611,239	3,753,711
Series 2020-114, Class IO, 0.799%, 09/16/2062	62,246,973	3,240,752
Series 2020-118, Class IO, 0.886%, 06/16/2062	47,154,201	2,944,162
Series 2020-119, Class IO, 0.608%, 08/16/2062	26,121,411	1,195,645
Series 2020-120, Class IO, 0.759%, 05/16/2062	14,279,897	829,958
Series 2020-137, Class IO, 0.799%, 09/16/2062	83,807,739	4,816,397
Series 2020-150, Class IO, 0.966%, 12/16/2062	42,599,826	2,882,786
Series 2020-170, Class IO, 0.836%, 11/16/2062	55,293,968	3,546,572
Series 2020-92, Class IO, 0.881%, 02/16/2062	62,605,819	3,468,869
Series 2021-10, Class IO, 0.987%, 05/16/2063	39,817,769	2,996,960
Series 2021-11, Class IO, 1.022%, 12/16/2062	61,720,055	4,500,947
Series 2021-203, Class IO, 0.870%, 07/16/2063	52,449,599	3,382,705
Series 2021-3, Class IO, 0.870%, 09/16/2062	72,549,117	4,596,444
Series 2021-40, Class IO, 0.822%, 02/16/2063	18,774,129	1,146,529
Series 2022-181, Class IO, 0.720%, 07/16/2064	19,932,716	1,201,145
Series 2022-21, Class IO, 0.785%, 10/16/2063	18,035,241	1,105,681
Series 2023-197, Class IO, 1.241%, 09/16/2065	13,041,359	1,084,273
Series 2025-128, Class IO, 0.926%, 09/16/2067	43,447,312	3,506,459
		59,950,676
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $421,795,789)		$352,061,959
ASSET-BACKED SECURITIES – 7.6%
ABPCI Direct Lending Fund I, Ltd. Series 2020-1A, Class A 3.199%, 12/29/2030 (A)	3,363,164	3,334,509

The accompanying notes are an integral part of the financial statements.	89

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 1.937%, 08/15/2046 (A)	$1,331,000	$1,307,157
Series 2023-2A, Class A2 6.500%, 11/16/2048 (A)	3,088,000	3,132,004
Ally Bank Auto Credit-Linked Notes Series 2025-B, Class A2 4.305%, 09/15/2033 (A)	4,248,737	4,259,215
AMSR Trust
Series 2021-SFR1, Class B 2.153%, 06/17/2038 (A)	4,329,000	4,096,261
Series 2025-SFR1, Class A 3.655%, 06/17/2042 (A)	1,763,000	1,701,239
Series 2025-SFR2, Class A 4.275%, 11/17/2042 (A)	4,066,000	4,006,194
Aqua Finance Trust Series 2021-A, Class A 1.540%, 07/17/2046 (A)	1,011,520	930,628
Arby's Funding LLC Series 2020-1A, Class A2 3.237%, 07/30/2050 (A)	5,728,585	5,579,513
Avis Budget Rental Car Funding AESOP LLC Series 2024-1A, Class A 5.360%, 06/20/2030 (A)	2,829,000	2,916,921
Beacon Container Finance II LLC Series 2021-1A, Class A 2.250%, 10/22/2046 (A)	4,836,417	4,522,660
Capital Automotive REIT
Series 2024-2A, Class A1 4.900%, 05/15/2054 (A)	1,189,513	1,188,892
Series 2024-2A, Class A2 5.250%, 05/15/2054 (A)	1,887,123	1,883,175
Series 2024-3A, Class A1 4.400%, 10/15/2054 (A)	2,784,450	2,714,910
Capital One Prime Auto Receivables Trust Series 2025-1, Class A3 3.850%, 07/15/2030	1,652,000	1,652,769
CARS-DB7 LP Series 2023-1A, Class A1 5.750%, 09/15/2053 (A)	5,681,165	5,723,221
Carvana Auto Receivables Trust Series 2025-P4, Class A3 4.140%, 12/10/2030	2,753,000	2,760,313
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (A)	5,847,672	4,920,148
Series 2021-1A, Class A1 1.530%, 03/15/2061 (A)	5,533,946	4,467,105
CLI Funding IX LLC Series 2025-1A, Class A 5.350%, 06/20/2050 (A)	3,350,130	3,396,592
CLI Funding VI LLC Series 2020-1A, Class A 2.080%, 09/18/2045 (A)	3,951,917	3,729,426
CLI Funding VIII LLC
Series 2021-1A, Class A 1.640%, 02/18/2046 (A)	3,429,914	3,192,813
Series 2022-1A, Class A 2.720%, 01/18/2047 (A)	2,507,059	2,333,823
Cloud Capital Holdco LP Series 2024-2A, Class A2 5.923%, 11/22/2049 (A)	2,499,000	2,528,094
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 5.250%, 02/25/2049 (A)	3,231,000	3,248,923
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Compass Datacenters Issuer II LLC (continued)
Series 2025-1A, Class A1 5.316%, 05/25/2050 (A)	$3,200,000	$3,228,781
Compass Datacenters Issuer III LLC Series 2025-2A, Class A2 5.835%, 02/25/2050 (A)	1,873,000	1,900,921
Concord Music Royalties LLC Series 2025-2A, Class A 5.785%, 07/20/2075 (A)	3,049,000	3,069,381
Consolidated Communications LLC
Series 2025-1A, Class A2 6.000%, 05/20/2055 (A)	3,904,000	3,994,765
Series 2025-4A, Class A2 5.522%, 12/20/2055 (A)	2,191,000	2,201,593
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 4.300%, 04/20/2048 (A)	5,288,000	5,213,450
Series 2024-2A, Class A2 4.500%, 05/20/2049 (A)	4,977,000	4,857,204
DataBank Issuer
Series 2021-1A, Class A2 2.060%, 02/27/2051 (A)	7,289,000	7,256,049
Series 2021-2A, Class A2 2.400%, 10/25/2051 (A)	5,453,000	5,342,894
DB Master Finance LLC
Series 2017-1A, Class A2II 4.030%, 11/20/2047 (A)	2,710,305	2,692,260
Series 2025-1A, Class A2I 4.891%, 08/20/2055 (A)	2,015,000	2,019,124
Series 2025-1A, Class A2II 5.165%, 08/20/2055 (A)	2,153,000	2,155,249
Diamond Infrastructure Funding LLC Series 2021-1A, Class A 1.760%, 04/15/2049 (A)	5,127,000	4,982,806
Domino's Pizza Master Issuer LLC
Series 2019-1A, Class A2 3.668%, 10/25/2049 (A)	1,497,600	1,441,532
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (A)	3,885,138	3,692,916
Series 2025-1A, Class A2I 4.930%, 07/25/2055 (A)	2,304,000	2,315,656
Series 2025-1A, Class A2II 5.217%, 07/25/2055 (A)	2,678,000	2,695,973
Driven Brands Funding LLC
Series 2020-2A, Class A2 3.237%, 01/20/2051 (A)	4,084,153	3,957,568
Series 2021-1A, Class A2 2.791%, 10/20/2051 (A)	4,463,798	4,216,779
Series 2024-1A, Class A2 6.372%, 10/20/2054 (A)	7,153,450	7,400,125
Series 2025-1A, Class A2 5.296%, 10/20/2055 (A)	2,939,000	2,928,232
ExteNet Issuer LLC Series 2024-1A, Class A2 5.335%, 07/25/2054 (A)	4,641,000	4,669,791
FirstKey Homes Trust Series 2021-SFR1, Class C 1.888%, 08/17/2038 (A)	6,871,000	6,743,608
Flexential Issuer LLC Series 2025-1A, Class A2 6.030%, 10/25/2060 (A)	2,228,000	2,216,476
Ford Credit Auto Owner Trust Series 2025-C, Class A3 3.900%, 06/15/2030	2,961,000	2,968,875

The accompanying notes are an integral part of the financial statements.	90

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
GM Financial Consumer Automobile Receivables Trust Series 2025-4, Class A3 3.840%, 02/18/2031	$1,542,000	$1,543,232
GM Financial Revolving Receivables Trust Series 2024-1, Class A 4.980%, 12/11/2036 (A)	3,257,000	3,349,408
GMF Floorplan Owner Revolving Trust Series 2024-2A, Class A 5.060%, 03/15/2031 (A)	4,681,000	4,822,749
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 3.208%, 01/22/2029 (A)	1,758,221	1,754,189
Series 2021-1A, Class A2 2.773%, 04/20/2029 (A)	3,350,907	3,337,454
GreatAmerica Leasing Receivables Funding LLC Series 2025-2, Class A3 4.140%, 12/17/2029 (A)	4,968,000	4,985,677
HI-FI Music IP Issuer LP Series 2022-1A, Class A2 3.939%, 02/01/2062 (A)	4,717,000	4,661,544
Honda Auto Receivables Owner Trust Series 2025-4, Class A3 3.980%, 06/17/2030	4,456,000	4,479,656
Hotwire Funding LLC Series 2023-1A, Class A2 5.687%, 05/20/2053 (A)	4,409,000	4,449,763
Hyundai Auto Receivables Trust Series 2025-D, Class A3 3.990%, 09/16/2030	3,191,000	3,203,256
Invitation Homes Trust Series 2024-SFR1, Class A 4.000%, 09/17/2041 (A)	4,638,055	4,567,186
Jersey Mike's Funding LLC
Series 2024-1A, Class A2 5.636%, 02/15/2055 (A)	4,747,128	4,842,543
Series 2025-1A, Class A2 5.610%, 08/16/2055 (A)	4,318,178	4,395,504
Lyra Music Assets LP Series 2025-1A, Class A2 5.604%, 09/20/2065 (A)	3,429,583	3,458,164
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2 5.400%, 08/20/2055 (A)	3,802,000	3,855,587
Series 2025-4A, Class A2 5.163%, 12/20/2055 (A)	1,800,000	1,803,063
Monroe Capital Funding, Ltd. Series 2021-1A, Class A2 2.815%, 04/22/2031 (A)	3,251,054	3,235,813
Navient Student Loan Trust Series 2020-2A, Class A1A 1.320%, 08/26/2069 (A)	2,208,618	1,974,745
Neighborly Issuer LLC
Series 2021-1A, Class A2 3.584%, 04/30/2051 (A)	6,142,560	5,894,898
Series 2022-1A, Class A2 3.695%, 01/30/2052 (A)	2,942,363	2,784,858
New Economy Assets - Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.910%, 10/20/2061 (A)	8,463,000	7,064,849
Series 2021-1, Class B1 2.410%, 10/20/2061 (A)	4,174,000	2,560,926
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Nissan Auto Receivables Owner Trust Series 2025-B, Class A3 3.990%, 04/15/2030	$3,682,000	$3,696,939
NRZ Excess Spread-Collateralized Notes Series 2021-FHT1, Class A 3.104%, 07/25/2026 (A)	702,402	693,920
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A 5.000%, 09/15/2048 (A)	3,582,000	3,570,828
RIN II, Ltd. Series 2019-1A, Class AR (3 month CME Term SOFR + 1.480%) 5.385%, 01/15/2038 (A)(E)	3,022,000	3,025,796
RIN XII LLC Series 2025-1A, Class A1 (3 month CME Term SOFR + 1.300%) 5.205%, 04/15/2038 (A)(E)	3,091,000	3,081,480
Scalelogix ABS US Issuer LLC Series 2025-1A, Class A2 5.673%, 07/25/2055 (A)	3,306,000	3,315,425
SCF Equipment Leasing LLC Series 2025-2A, Class A3 4.330%, 06/20/2036 (A)	5,140,000	5,155,703
SEB Funding LLC Series 2024-1A, Class A2 7.386%, 04/30/2054 (A)	6,701,000	6,854,356
ServiceMaster Funding LLC Series 2021-1, Class A2II 3.113%, 07/30/2051 (A)	3,284,321	2,843,531
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 2.394%, 04/25/2051 (A)	3,977,575	3,761,117
Series 2024-1A, Class A2 6.174%, 01/25/2054 (A)	2,647,838	2,733,117
Sesac Finance LLC Series 2025-1, Class A2 5.500%, 07/25/2055 (A)	3,710,000	3,686,976
SMB Private Education Loan Trust
Series 2021-A, Class APT2 1.070%, 01/15/2053 (A)	1,273,067	1,165,902
Series 2024-A, Class A1A 5.240%, 03/15/2056 (A)	4,909,570	4,993,092
Series 2024-E, Class A1A 5.090%, 10/16/2056 (A)	3,754,641	3,812,931
Sonic Capital LLC
Series 2020-1A, Class A2I 3.845%, 01/20/2050 (A)	4,963,373	4,911,996
Series 2020-1A, Class A2II 4.336%, 01/20/2050 (A)	4,077,293	3,940,240
Series 2021-1A, Class A2I 2.190%, 08/20/2051 (A)	4,383,435	4,081,364
Subway Funding LLC
Series 2024-1A, Class A2I 6.028%, 07/30/2054 (A)	2,868,030	2,907,446
Series 2024-1A, Class A2II 6.268%, 07/30/2054 (A)	2,570,040	2,624,095
Series 2024-3A, Class A23 5.914%, 07/30/2054 (A)	6,210,270	6,157,357
Summit Issuer LLC Series 2025-1A, Class A2 5.208%, 11/20/2055 (A)	3,880,000	3,888,385
Sunbird Engine Finance LLC Series 2020-1A, Class A 3.671%, 02/15/2045 (A)	646,758	639,610

The accompanying notes are an integral part of the financial statements.	91

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Switch ABS Issuer LLC
Series 2024-2A, Class A2 5.436%, 06/25/2054 (A)	$1,297,000	$1,300,787
Series 2025-1A, Class A2 5.036%, 03/25/2055 (A)	5,261,000	5,171,572
Series 2025-2A, Class A21 5.121%, 10/25/2055 (A)	2,569,000	2,565,279
Taco Bell Funding LLC
Series 2025-1A, Class A2I 4.821%, 08/25/2055 (A)	3,628,000	3,607,653
Series 2025-1A, Class A2II 5.049%, 08/25/2055 (A)	3,465,000	3,451,883
TIF Funding II LLC
Series 2020-1A, Class A 2.090%, 08/20/2045 (A)	5,321,823	5,095,386
Series 2021-1A, Class A 1.650%, 02/20/2046 (A)	3,483,654	3,192,778
T-Mobile US Trust Series 2025-2A, Class A 4.340%, 04/22/2030 (A)	3,247,000	3,276,020
Toyota Auto Receivables Owner Trust Series 2024-D, Class A4 4.430%, 04/15/2030	2,467,000	2,498,179
Tricon American Homes Trust Series 2020-SFR2, Class A 1.482%, 11/17/2039 (A)	4,277,104	4,079,780
Triton Container Finance VIII LLC
Series 2020-1A, Class A 2.110%, 09/20/2045 (A)	4,215,699	3,978,145
Series 2021-1A, Class A 1.860%, 03/20/2046 (A)	3,039,086	2,825,161
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 5.877%, 04/20/2055 (A)	2,382,000	2,432,158
Series 2025-2A, Class A2 5.177%, 01/20/2056 (A)	2,240,000	2,239,850
Vantage Data Centers LLC Series 2020-2A, Class A2 1.992%, 09/15/2045 (A)	3,641,000	3,466,610
VCP RRL ABS I, Ltd. Series 2021-1A, Class A 2.152%, 10/20/2031 (A)	835,643	824,587
Verizon Master Trust
Series 2024-5, Class A 5.000%, 06/21/2032 (A)	7,072,000	7,289,069
Series 2025-9, Class A1A 3.960%, 10/21/2030	3,415,000	3,423,972
Volkswagen Auto Loan Enhanced Trust Series 2025-2, Class A3 3.920%, 03/20/2030	2,241,000	2,246,528
Wendy's Funding LLC Series 2021-1A, Class A2I 2.370%, 06/15/2051 (A)	4,491,322	4,185,759
Wheels Fleet Lease Funding 1 LLC Series 2025-3A, Class A1 4.080%, 09/18/2040 (A)	3,456,000	3,464,952
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (A)	1,396,310	1,350,108
Willis Engine Structured Trust VIII Series 2025-A, Class A 5.582%, 06/15/2050 (A)	1,877,156	1,906,447
Wingstop Funding LLC
Series 2020-1A, Class A2 2.841%, 12/05/2050 (A)	8,199,140	7,943,731
Series 2024-1A, Class A2 5.858%, 12/05/2054 (A)	2,651,000	2,723,874
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Zaxby's Funding LLC Series 2021-1A, Class A2 3.238%, 07/30/2051 (A)	$4,167,040	$3,932,645
Zayo Issuer LLC Series 2025-1A, Class A2 5.648%, 03/20/2055 (A)	3,033,000	3,084,799
TOTAL ASSET-BACKED SECURITIES (Cost $436,549,374)		$429,812,895
SHORT-TERM INVESTMENTS – 0.8%
Short-term funds – 0.8%
John Hancock Collateral Trust, 3.7477% (F)(G)	4,285,976	42,877,758
TOTAL SHORT-TERM INVESTMENTS (Cost $42,876,482)		$42,877,758
Total Investments (Select Bond Trust) (Cost $5,768,219,188) – 99.5%		$5,624,526,656
Other assets and liabilities, net – 0.5%		27,966,454
TOTAL NET ASSETS – 100.0%		$5,652,493,110
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,052,173,753 or 18.6% of the fund's net assets as of 12-31-25.
(B)	All or a portion of this security is on loan as of 12-31-25.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	The rate shown is the annualized seven-day yield as of 12-31-25.
(G)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $14,556,072.
Short Term Government Income Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 97.6%
U.S. Government – 52.6%
U.S. Treasury Notes
3.375%, 11/30/2027	$1,000,000	$998,086
3.500%, 10/31/2027 to 11/30/2030	127,591,000	127,041,960
		128,040,046
U.S. Government Agency – 45.0%
Federal Agricultural Mortgage Corp.
4.300%, 02/24/2028	13,300,000	13,492,134
4.350%, 01/28/2028	8,615,000	8,707,220
4.740%, 03/25/2030	5,420,000	5,427,740

The accompanying notes are an integral part of the financial statements.	92

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Farm Credit Bank
4.330%, 03/18/2030	$10,000,000	$10,020,332
4.470%, 03/05/2030	3,000,000	3,010,435
4.900%, 03/19/2031	3,500,000	3,503,925
Federal Home Loan Bank
0.900%, 02/26/2027	2,000,000	1,940,938
2.750%, 03/25/2027	2,600,000	2,573,573
3.950%, 11/06/2030	5,000,000	4,995,624
4.050%, 09/23/2030	5,000,000	4,975,643
4.110%, 11/13/2030	5,000,000	5,005,631
4.500%, 03/26/2029 to 02/26/2030	13,000,000	13,005,928
Federal Home Loan Mortgage Corp.
2.500%, 09/01/2034	1,049,020	1,002,159
3.000%, 07/01/2030 to 12/01/2032	801,040	786,657
3.500%, 04/01/2032	392,939	389,207
4.085%, 09/18/2030	3,500,000	3,498,999
4.125%, 12/16/2030	1,000,000	997,893
4.200%, 12/11/2030	3,000,000	2,993,267
4.270%, 12/17/2030	3,714,000	3,702,778
4.300%, 03/13/2030	5,000,000	5,002,391
6.000%, 10/01/2052 to 03/01/2055	5,207,203	5,384,611
6.469%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.617%), 05/01/2045 (A)	181,574	187,388
7.000%, 04/01/2031 to 07/01/2031	117	123
Federal National Mortgage Association
2.500%, 10/01/2027 to 09/01/2034	1,087,656	1,042,211
3.000%, 03/01/2028 to 09/01/2034	2,118,024	2,081,271
3.500%, 07/01/2031 to 06/01/2034	1,627,380	1,610,636
6.000%, 07/01/2053 to 11/01/2053	3,675,940	3,830,973
6.500%, 01/01/2039	149,872	159,580
7.000%, 12/01/2026 to 01/01/2029	229	240
8.000%, 09/01/2029 to 09/01/2030	372	391
		109,329,898
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $237,838,811)		$237,369,944
MUNICIPAL BONDS – 1.6%
City of New York, GO 1.990%, 10/01/2026	1,000,000	987,854
County of Orange (Florida) 2.280%, 01/01/2026	1,000,000	1,000,000
State of California, GO 2.375%, 10/01/2026	1,000,000	990,938
State of Wisconsin 2.299%, 05/01/2028	900,000	871,535
TOTAL MUNICIPAL BONDS (Cost $3,876,518)		$3,850,327
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.3%
U.S. Government Agency – 0.3%
Government National Mortgage Association
Series 2012-114, Class IO, 0.634%, 01/16/2053	654,836	9,731
Series 2017-109, Class IO, 0.202%, 04/16/2057	635,622	6,401
Series 2017-124, Class IO, 0.627%, 01/16/2059	449,790	16,189
Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-140, Class IO, 0.485%, 02/16/2059	$593,433	$15,205
Series 2017-20, Class IO, 0.489%, 12/16/2058	1,355,804	27,538
Series 2017-41, Class IO, 0.496%, 07/16/2058	546,618	12,791
Series 2017-46, Class IO, 0.651%, 11/16/2057	939,128	34,993
Series 2017-61, Class IO, 0.688%, 05/16/2059	461,252	15,862
Series 2017-74, Class IO, 0.391%, 09/16/2058	1,183,636	18,564
Series 2017-89, Class IO, 0.437%, 07/16/2059	568,701	13,803
Series 2018-9, Class IO, 0.444%, 01/16/2060	1,281,697	37,730
Series 2020-118, Class IO, 0.886%, 06/16/2062	1,289,444	80,509
Series 2020-119, Class IO, 0.608%, 08/16/2062	719,802	32,947
Series 2020-120, Class IO, 0.759%, 05/16/2062	1,847,896	107,401
Series 2020-137, Class IO, 0.799%, 09/16/2062	1,324,299	76,107
Series 2020-170, Class IO, 0.836%, 11/16/2062	1,467,483	94,125
Series 2021-40, Class IO, 0.822%, 02/16/2063	1,749,698	106,853
Series 2022-53, Class IO, 0.707%, 06/16/2064	1,618,371	73,085
		779,834
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,740,342)		$779,834
SHORT-TERM INVESTMENTS – 0.1%
Short-term funds – 0.1%
John Hancock Collateral Trust, 3.7477% (B)(C)	17,726	177,331
TOTAL SHORT-TERM INVESTMENTS (Cost $177,333)		$177,331
Total Investments (Short Term Government Income Trust) (Cost $244,633,004) – 99.6%		$242,177,436
Other assets and liabilities, net – 0.4%		894,910
TOTAL NET ASSETS – 100.0%		$243,072,346
Security Abbreviations and Legend
GO	General Obligation
IBOR	Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	The rate shown is the annualized seven-day yield as of 12-31-25.
(C)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.

The accompanying notes are an integral part of the financial statements.	93

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Short Term Government Income Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	30	Long	Mar 2026	$6,267,239	$6,263,672	$(3,567)
						$(3,567)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Strategic Income Opportunities Trust
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 10.2%
U.S. Government – 4.2%
U.S. Treasury Bonds
2.000%, 02/15/2050		$1,363,000	$798,952
2.750%, 11/15/2042		875,000	672,383
3.000%, 02/15/2049 to 08/15/2052		4,955,000	3,640,041
3.625%, 02/15/2053		565,000	457,429
U.S. Treasury Notes
2.750%, 08/15/2032		2,650,000	2,470,193
3.500%, 02/15/2033		2,390,000	2,322,688
4.250%, 08/15/2035		825,000	830,930
			11,192,616
U.S. Government Agency – 6.0%
Federal Home Loan Mortgage Corp.
5.000%, 01/01/2055 to 12/01/2055		2,201,380	2,213,145
5.500%, 02/01/2055		596,832	612,618
6.000%, 02/01/2055		629,664	656,188
Federal National Mortgage Association
5.000%, 12/01/2054		624,940	630,640
5.500%, 02/01/2054 to 01/01/2055		9,531,763	9,762,793
6.000%, 01/01/2055		558,412	581,934
Government National Mortgage Association
4.000%, 08/20/2052 to 11/20/2052		806,273	768,465
4.500%, 08/20/2052 to 12/20/2052		495,711	486,329
			15,712,112
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $26,693,427)			$26,904,728
FOREIGN GOVERNMENT OBLIGATIONS – 19.0%
Australia – 3.3%
Airservices Australia
2.200%, 05/15/2030	AUD	860,000	511,760
5.400%, 11/15/2028		760,000	515,996
Commonwealth of Australia 4.250%, 03/21/2036		895,000	569,786
New South Wales Treasury Corp.
4.250%, 02/20/2036		1,555,000	947,530
4.750%, 09/20/2035		1,680,000	1,075,506
4.750%, 02/20/2037		1,545,000	967,326
5.250%, 02/24/2038		695,000	449,862
Queensland Treasury Corp.
3.250%, 05/21/2035 (A)	EUR	280,000	323,931
4.500%, 08/22/2035 (A)	AUD	435,000	271,303
5.250%, 07/21/2036 (A)		640,000	419,344
5.250%, 08/13/2038 (A)		490,000	313,768
South Australian Government Financing Authority 1.750%, 05/24/2034		120,000	61,501
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Australia (continued)
Treasury Corp. of Victoria
2.250%, 11/20/2041	AUD	775,000	$320,765
4.250%, 12/20/2032		690,000	440,409
4.750%, 09/15/2036		1,050,000	658,632
5.000%, 11/20/2040		510,000	309,550
5.250%, 09/15/2038		765,000	489,928
			8,646,897
Austria – 0.1%
Republic of Austria 2.900%, 02/20/2033 (A)	EUR	225,000	264,519
Brazil – 1.4%
Federative Republic of Brazil
10.000%, 01/01/2027	BRL	17,025,000	3,009,668
10.000%, 01/01/2029		3,710,000	626,527
			3,636,195
Canada – 1.5%
CDP Financial, Inc. 4.200%, 12/02/2030	CAD	445,000	338,382
CPPIB Capital, Inc. 2.250%, 12/01/2031 (A)		500,000	343,324
Government of Canada
0.500%, 12/01/2030		150,000	96,911
2.750%, 05/01/2027		505,000	369,157
3.500%, 09/01/2029		430,000	320,450
OMERS Finance Trust 3.250%, 01/28/2035 (A)	EUR	250,000	287,739
Province of British Columbia 4.200%, 07/06/2033		$415,000	411,938
Province of Ontario
3.100%, 01/31/2034	EUR	525,000	608,901
3.450%, 06/02/2045	CAD	690,000	433,008
Province of Quebec 4.500%, 09/08/2033		$749,000	758,205
			3,968,015
China – 0.1%
People's Republic of China 2.690%, 08/12/2026	CNY	1,920,000	277,131
Czech Republic – 1.0%
Czech Republic
3.500%, 05/30/2035	CZK	35,760,000	1,588,259
4.250%, 10/24/2034		14,660,000	697,808
4.500%, 11/11/2032		7,880,000	384,249
			2,670,316
Finland – 0.4%
Republic of Finland 3.000%, 09/15/2033 (A)	EUR	755,000	888,228

The accompanying notes are an integral part of the financial statements.	94

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Germany – 0.4%
Federal Republic of Germany 2.200%, 02/15/2034	EUR	410,000	$462,692
Federal Republic of Germany, Zero Coupon
0.000%, 08/15/2031		265,000	271,007
0.000%, 05/15/2035		270,000	242,934
			976,633
India – 0.9%
Republic of India
6.010%, 07/21/2030	INR	30,600,000	336,215
6.100%, 07/12/2031		14,760,000	161,106
6.330%, 05/05/2035		39,350,000	429,199
6.450%, 10/07/2029		18,150,000	203,094
7.100%, 04/18/2029		108,490,000	1,241,370
			2,370,984
Indonesia – 1.8%
Republic of Indonesia
1.100%, 03/12/2033	EUR	146,000	142,049
3.050%, 03/12/2051		$200,000	133,762
6.375%, 04/15/2032	IDR	22,122,000,000	1,352,055
6.500%, 07/15/2030		10,064,000,000	627,019
6.500%, 02/15/2031		19,015,000,000	1,171,920
6.625%, 05/15/2033		6,488,000,000	400,013
8.750%, 05/15/2031		9,097,000,000	617,652
9.000%, 03/15/2029		3,690,000,000	244,317
			4,688,787
Japan – 0.8%
Government of Japan 0.600%, 12/01/2026	JPY	338,900,000	2,158,104
New Zealand – 2.4%
Government of New Zealand
0.250%, 05/15/2028	NZD	435,000	234,052
1.750%, 05/15/2041		1,845,000	700,323
2.000%, 05/15/2032		1,100,000	560,169
3.500%, 04/14/2033		2,630,000	1,448,436
4.250%, 05/15/2034		3,605,000	2,065,418
4.250%, 05/15/2036		520,000	292,234
4.500%, 05/15/2035		870,000	503,381
New Zealand Local Government Funding Agency
3.500%, 04/14/2033		511,000	276,299
4.700%, 08/01/2028	AUD	470,000	314,796
			6,395,108
Norway – 1.3%
Kingdom of Norway
1.250%, 09/17/2031 (A)	NOK	6,810,000	583,240
2.125%, 05/18/2032 (A)		16,005,000	1,421,193
3.000%, 08/15/2033 (A)		3,505,000	323,477
3.750%, 06/12/2035 (A)		10,805,000	1,037,080
			3,364,990
Philippines – 2.3%
Republic of the Philippines
0.875%, 05/17/2027	EUR	780,000	895,136
6.250%, 02/28/2029	PHP	30,355,000	525,466
6.250%, 01/14/2036		24,000,000	405,094
6.375%, 07/27/2030		73,380,000	1,272,911
6.375%, 04/28/2035		29,020,000	504,238
6.500%, 05/19/2029		77,160,000	1,346,901
6.750%, 09/15/2032		48,590,000	861,310
8.000%, 09/30/2035		12,020,000	231,744
			6,042,800
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Arab Emirates – 0.1%
Government of Abu Dhabi 3.875%, 04/16/2050 (A)		$395,000	$317,192
United Kingdom – 1.2%
Government of the United Kingdom
3.250%, 01/31/2033	GBP	465,000	587,972
3.750%, 03/07/2027		970,000	1,308,041
4.125%, 07/22/2029		415,000	564,459
4.250%, 07/31/2034		580,000	772,556
			3,233,028
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $50,452,603)			$49,898,927
CORPORATE BONDS – 45.2%
Communication services – 3.6%
Alphabet, Inc. 3.000%, 05/06/2033	EUR	587,000	678,064
Cellnex Finance Company SA 2.000%, 09/15/2032		300,000	318,690
Charter Communications Operating LLC
5.125%, 07/01/2049		$1,050,000	821,678
5.750%, 04/01/2048		560,000	477,672
Match Group Holdings II LLC 4.125%, 08/01/2030 (A)		280,000	265,023
NBN Company, Ltd.
5.000%, 08/28/2031	AUD	1,970,000	1,307,475
5.350%, 03/06/2035		720,000	477,008
News Corp. 3.875%, 05/15/2029 (A)		$950,000	921,753
Sirius XM Radio LLC 4.125%, 07/01/2030 (A)		1,115,000	1,060,440
T-Mobile USA, Inc.
2.700%, 03/15/2032		285,000	256,222
2.875%, 02/15/2031		80,000	74,254
3.500%, 04/15/2031		325,000	310,720
Virgin Media Secured Finance PLC 4.250%, 01/15/2030	GBP	280,000	345,855
Vmed O2 UK Financing I PLC
4.250%, 01/31/2031 (A)		$980,000	893,769
4.500%, 07/15/2031 (A)	GBP	335,000	400,388
5.625%, 04/15/2032 (A)	EUR	320,000	378,071
6.750%, 01/15/2033 (A)		$460,000	455,876
			9,442,958
Consumer discretionary – 3.0%
Carnival Corp. 5.750%, 01/15/2030 (A)	EUR	320,000	403,169
Ford Motor Company 3.250%, 02/12/2032		$1,152,000	1,015,105
Ford Motor Credit Company LLC
4.000%, 11/13/2030		255,000	240,642
5.625%, 10/09/2028	GBP	505,000	687,437
General Motors Financial Company, Inc.
5.700%, (5.700% to 9-30-30, then 5 Year CMT + 4.997%), 09/30/2030 (B)		$200,000	200,816
6.500%, (6.500% to 9-30-28, then 3 month LIBOR + 3.436%), 09/30/2028 (B)		169,000	169,341
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (A)		275,000	255,277
4.875%, 01/15/2030		390,000	391,315
NCL Corp., Ltd. 6.750%, 02/01/2032 (A)		475,000	486,363
New Red Finance, Inc. 3.875%, 01/15/2028 (A)		430,000	423,873

The accompanying notes are an integral part of the financial statements.	95

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Royal Caribbean Cruises, Ltd. 6.000%, 02/01/2033 (A)		$959,000	$985,321
Travel + Leisure Company
4.500%, 12/01/2029 (A)		370,000	362,144
6.125%, 09/01/2033 (A)		205,000	208,085
Yum! Brands, Inc.
3.625%, 03/15/2031		1,175,000	1,111,481
4.625%, 01/31/2032		480,000	470,397
4.750%, 01/15/2030 (A)		373,000	373,297
			7,784,063
Consumer staples – 2.7%
Bimbo Bakeries USA, Inc. 5.375%, 01/09/2036 (A)		695,000	712,522
Darling Ingredients, Inc. 6.000%, 06/15/2030 (A)		940,000	955,351
JBS USA Lux SA
3.625%, 01/15/2032		310,000	290,089
5.750%, 04/01/2033		124,000	129,544
Kraft Heinz Foods Company
3.250%, 03/15/2033	EUR	495,000	565,686
4.375%, 06/01/2046		$1,080,000	892,209
6.875%, 01/26/2039		335,000	374,218
7.125%, 08/01/2039 (A)		350,000	395,959
MARB BondCo PLC 3.950%, 01/29/2031 (A)		545,000	493,836
Mars, Inc. 5.200%, 03/01/2035 (A)		405,000	416,271
Performance Food Group, Inc. 4.250%, 08/01/2029 (A)		305,000	298,193
Post Holdings, Inc.
4.500%, 09/15/2031 (A)		255,000	241,752
6.375%, 03/01/2033 (A)		935,000	944,350
6.500%, 03/15/2036 (A)		435,000	435,588
			7,145,568
Energy – 7.6%
Aker BP ASA 5.125%, 10/01/2034 (A)		420,000	410,844
Cenovus Energy, Inc.
3.500%, 02/07/2028	CAD	280,000	204,616
5.400%, 06/15/2047		$557,000	507,659
6.750%, 11/15/2039		1,716,000	1,889,361
Civitas Resources, Inc. 8.750%, 07/01/2031 (A)		865,000	897,352
Columbia Pipelines Operating Company LLC 6.036%, 11/15/2033 (A)		380,000	406,774
Continental Resources, Inc.
2.875%, 04/01/2032 (A)		1,341,000	1,170,266
5.750%, 01/15/2031 (A)		680,000	697,262
Enbridge, Inc.
7.200%, (7.200% to 6-27-34, then 5 Year CMT + 2.970%), 06/27/2054		455,000	481,797
8.500%, (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%), 01/15/2084		830,000	951,735
Energy Transfer LP
7.125%, (7.125% to 5-15-30, then 5 Year CMT + 5.306%), 05/15/2030 (B)		585,000	599,013
8.000%, (8.000% to 5-15-29, then 5 Year CMT + 4.020%), 05/15/2054		855,000	912,674
EQT Corp.
3.625%, 05/15/2031 (A)		1,065,000	1,001,509
5.750%, 02/01/2034		245,000	255,938
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Long Ridge Energy LLC 8.750%, 02/15/2032 (A)		$370,000	$393,843
MC Brazil Downstream Trading Sarl 7.250%, 06/30/2031 (A)		475,738	417,203
Occidental Petroleum Corp.
5.550%, 10/01/2034 (C)		845,000	861,911
6.125%, 01/01/2031		430,000	454,479
6.450%, 09/15/2036		140,000	149,202
7.500%, 05/01/2031		265,000	298,173
Ovintiv, Inc.
6.500%, 08/15/2034		855,000	918,415
6.500%, 02/01/2038		620,000	649,654
Phillips 66 Company 6.200%, (6.200% to 3-15-36, then 5 Year CMT + 2.166%), 03/15/2056		295,000	293,791
QatarEnergy 3.300%, 07/12/2051 (A)		315,000	220,267
South Bow Canadian Infrastructure Holdings, Ltd. 7.500%, (7.500% to 3-1-35, then 5 Year CMT + 3.667%), 03/01/2055		445,000	475,647
Sunoco LP 7.875%, (7.875% to 9-18-30, then 5 Year CMT + 4.230%), 09/18/2030 (A)(B)		610,000	626,638
The Williams Companies, Inc. 5.300%, 09/30/2035		618,000	628,622
TransCanada PipeLines, Ltd.
6.200%, 10/15/2037		443,000	471,927
7.000%, (7.000% to 6-1-30, then 5 Year CMT + 2.614%), 06/01/2065		675,000	695,777
7.250%, 08/15/2038		150,000	171,809
Transcanada Trust 5.600%, (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%), 03/07/2082		740,000	730,879
Var Energi ASA 6.500%, 05/22/2035 (A)		470,000	496,522
Venture Global LNG, Inc. 9.000%, (9.000% to 9-30-29, then 5 Year CMT + 5.440%), 09/30/2029 (A)(B)		930,000	734,450
			20,076,009
Financials – 12.4%
American International Group, Inc. 8.175%, (8.175% to 5-15-38, then 3 month LIBOR + 4.195%), 05/15/2058		1,200,000	1,326,859
Bank of America Corp. 6.625%, (6.625% to 5-1-30, then 5 Year CMT + 2.684%), 05/01/2030 (B)		1,100,000	1,146,146
Bank of Montreal
6.875%, (6.875% to 11-26-30, then 5 Year CMT + 2.976%), 11/26/2085		510,000	524,761
7.300%, (7.300% to 11-26-34, then 5 Year CMT + 3.010%), 11/26/2084		1,610,000	1,716,601
7.325%, (7.325% to 11-26-27, then 5 Year Canada Government Bond Yield + 4.098%), 11/26/2082	CAD	1,180,000	908,356
Barclays PLC 7.625%, (7.625% to 9-15-35, then 5 Year SOFR ICE Swap Rate + 3.686%), 03/15/2035 (B)		$508,000	542,022
Berkshire Hathaway Finance Corp. 2.375%, 06/19/2039	GBP	465,000	445,187

The accompanying notes are an integral part of the financial statements.	96

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
BNP Paribas SA
6.875%, (6.875% to 12-15-33, then 5 Year CMT + 2.853%), 12/15/2033 (A)(B)		$435,000	$436,867
7.375%, (7.375% to 9-10-34, then 5 Year CMT + 3.535%), 09/10/2034 (A)(B)		370,000	386,447
Canadian Imperial Bank of Commerce 7.000%, (7.000% to 10-28-30, then 5 Year CMT + 3.000%), 10/28/2085		600,000	625,474
ConnectOne Bancorp, Inc. 8.125%, (8.125% to 6-1-30, then 3 month CME Term SOFR + 4.415%), 06/01/2035		370,000	377,400
European Bank for Reconstruction & Development 6.300%, 10/26/2027	INR	13,400,000	148,991
First Citizens BancShares, Inc.
6.254%, (6.254% to 3-12-35, then 5 Year CMT + 1.970%), 03/12/2040		$625,000	637,418
7.000%, (7.000% to 12-15-30, then 5 Year CMT + 3.301%), 12/15/2030 (B)		1,240,000	1,267,874
First Financial Bancorp 6.375%, (6.375% to 12-1-30, then 3 month CME Term SOFR + 3.000%), 12/01/2035		355,000	356,331
First Interstate BancSystem, Inc. 7.625%, (7.625% to 6-15-30, then 3 month CME Term SOFR + 3.980%), 06/15/2035		245,000	249,900
Five Star Bancorp 6.000%, (6.000% to 9-1-27, then Overnight SOFR + 3.290%), 09/01/2032 (A)		160,000	155,727
Flagstar Bank NA 6.928%, (3 month CME Term SOFR + 3.042%), 11/06/2028 (D)		240,000	230,918
HSBC Holdings PLC
5.476%, (Overnight SOFR + 1.570%), 05/13/2031 (D)		940,000	958,992
6.950%, (6.950% to 2-27-32, then 5 Year CMT + 2.635%), 08/27/2031 (B)		569,000	590,615
7.050%, (7.050% to 12-5-30, then 5 Year CMT + 2.987%), 06/05/2030 (B)		200,000	207,907
Huntington Bancshares, Inc. 6.250%, (6.250% to 10-15-30, then 5 Year CMT + 2.653%), 10/15/2030 (B)		1,376,000	1,377,163
ING Groep NV 7.000%, (7.000% to 11-16-32, then 5 Year SOFR ICE Swap Rate + 3.594%), 11/16/2032 (B)		480,000	500,706
Inter-American Development Bank 7.350%, 10/06/2030	INR	44,000,000	501,017
International Bank for Reconstruction & Development
1.200%, 08/08/2034	EUR	566,000	572,170
1.250%, 03/16/2026	NOK	1,610,000	158,833
6.500%, 04/17/2030	INR	35,000,000	381,858
6.850%, 04/24/2028		36,500,000	405,047
International Development Association 1.750%, 02/17/2027	NOK	1,110,000	107,368
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Lloyds Banking Group PLC 6.625%, (6.625% to 9-27-35, then 5 Year CMT + 2.681%), 09/27/2035 (B)		$745,000	$743,766
MSCI, Inc.
3.625%, 09/01/2030 (A)		485,000	463,258
3.625%, 11/01/2031 (A)		344,000	322,938
3.875%, 02/15/2031 (A)		260,000	249,716
5.150%, 03/15/2036		510,000	506,268
Nordic Investment Bank 4.000%, 11/04/2026	NOK	2,000,000	198,139
Popular, Inc. 7.250%, 03/13/2028		$415,000	437,335
Provident Financial Services, Inc. 9.000%, (9.000% to 5-15-29, then 3 month CME Term SOFR + 4.765%), 05/15/2034		340,000	361,036
Royal Bank of Canada
4.200%, (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%), 02/24/2027 (B)	CAD	1,415,000	986,701
6.350%, (6.350% to 11-24-34, then 5 Year CMT + 2.257%), 11/24/2084		$765,000	747,583
6.750%, (6.750% to 8-24-30, then 5 Year CMT + 2.815%), 08/24/2085		235,000	243,878
7.500%, (7.500% to 5-2-29, then 5 Year CMT + 2.887%), 05/02/2084		813,000	861,227
Simmons First National Corp. 6.250%, (6.250% to 10-1-30, then 3 month CME Term SOFR + 3.020%), 10/01/2035		460,000	463,101
Societe Generale SA 8.125%, (8.125% to 5-21-30, then 5 Year CMT + 3.790%), 11/21/2029 (A)(B)		865,000	910,796
South State Bank NA 8.375%, (8.375% to 11-15-29, then 3 month CME Term SOFR + 4.605%), 08/15/2034		400,000	425,000
Southside Bancshares, Inc. 7.000%, (7.000% to 8-15-30, then 3 month CME Term SOFR + 3.570%), 08/15/2035		530,000	529,941
Standard Chartered PLC 7.000%, (7.000% to 5-14-36, then 5 Year CMT + 2.873%), 11/14/2035 (A)(B)		460,000	473,418
Synovus Bank 5.957%, (5.957% to 1-15-31, then 5 Year CMT + 2.300%), 01/15/2036		760,000	764,218
The Bank of Nova Scotia
6.875%, (6.875% to 10-27-35, then 5 Year CMT + 2.734%), 10/27/2085		1,115,000	1,143,177
8.625%, (8.625% to 10-27-27, then 5 Year CMT + 4.389%), 10/27/2082		705,000	748,745
The PNC Financial Services Group, Inc. 3.400%, (3.400% to 9-15-26, then 5 Year CMT + 2.595%), 09/15/2026 (B)		430,000	421,546
The Toronto-Dominion Bank 8.125%, (8.125% to 10-31-27, then 5 Year CMT + 4.075%), 10/31/2082		780,000	822,544
U.S. Bancorp 3.700%, (3.700% to 1-15-27, then 5 Year CMT + 2.541%), 01/15/2027 (B)		297,000	289,841

The accompanying notes are an integral part of the financial statements.	97

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
UBS Group AG 7.125%, (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%), 08/10/2034 (A)(B)		$825,000	$845,431
Wells Fargo & Company 3.900%, (3.900% to 7-22-31, then 3 month EURIBOR + 1.220%), 07/22/2032	EUR	400,000	480,816
Western Alliance Bancorp 3.000%, (3.000% to 6-15-26, then 3 month CME Term SOFR + 2.250%), 06/15/2031		$785,000	754,534
			32,439,908
Health care – 1.9%
Allergan Funding SCS 2.625%, 11/15/2028	EUR	300,000	342,422
Centene Corp.
2.500%, 03/01/2031		$500,000	431,786
3.000%, 10/15/2030		1,145,000	1,024,246
3.375%, 02/15/2030		970,000	892,627
4.625%, 12/15/2029		145,000	140,642
HCA, Inc. 5.600%, 04/01/2034		995,000	1,037,705
Rede D'Or Finance Sarl
4.500%, 01/22/2030 (A)		207,000	200,862
4.950%, 01/17/2028 (A)		200,000	200,002
Teva Pharmaceutical Finance Netherlands II BV 4.375%, 05/09/2030	EUR	470,000	566,467
Teva Pharmaceutical Finance Netherlands III BV 4.100%, 10/01/2046		$337,000	254,841
			5,091,600
Industrials – 4.0%
AECOM 6.000%, 08/01/2033 (A)		800,000	819,888
AerCap Ireland Capital DAC
6.500%, (6.500% to 1-31-31, then 5 Year CMT + 2.441%), 01/31/2056		570,000	587,945
6.950%, (6.950% to 3-10-30, then 5 Year CMT + 2.720%), 03/10/2055		710,000	743,963
Airbus SE 1.625%, 06/09/2030	EUR	140,000	155,944
American Airlines, Inc. 5.750%, 04/20/2029 (A)		$1,235,000	1,257,649
CACI International, Inc. 6.375%, 06/15/2033 (A)		440,000	455,259
DAE Funding LLC 3.375%, 03/20/2028 (A)		200,000	194,737
JetBlue Airways Corp. 9.875%, 09/20/2031 (A)		705,000	710,260
Johnson Controls International PLC 0.375%, 09/15/2027	EUR	130,000	147,215
Stanley Black & Decker, Inc. 6.707%, (6.707% to 3-15-30, then 5 Year CMT + 2.657%), 03/15/2060		$1,455,000	1,457,331
The Boeing Company 5.805%, 05/01/2050		510,000	501,633
TransDigm, Inc.
6.250%, 01/31/2034 (A)		160,000	166,029
6.750%, 01/31/2034 (A)		355,000	369,798
7.125%, 12/01/2031 (A)		1,274,000	1,338,936
Uber Technologies, Inc. 4.800%, 09/15/2034		280,000	279,919
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
United Airlines, Inc. 4.625%, 04/15/2029 (A)		$225,000	$224,024
United Rentals North America, Inc.
3.875%, 02/15/2031		640,000	610,371
4.000%, 07/15/2030		400,000	387,751
			10,408,652
Information technology – 1.1%
Cloud Software Group, Inc. 6.625%, 08/15/2033 (A)		938,000	929,612
CoreWeave, Inc. 9.250%, 06/01/2030 (A)		1,095,000	1,018,101
Dell International LLC 8.350%, 07/15/2046		421,000	534,048
Gartner, Inc. 3.750%, 10/01/2030 (A)		425,000	403,029
			2,884,790
Materials – 2.8%
Ball Corp. 2.875%, 08/15/2030		1,105,000	1,021,690
Cleveland-Cliffs, Inc.
6.750%, 04/15/2030 (A)		1,210,000	1,244,342
7.375%, 05/01/2033 (A)		1,030,000	1,071,234
7.625%, 01/15/2034 (A)		665,000	694,939
Corp. Nacional del Cobre de Chile
4.875%, 11/04/2044 (A)		345,000	301,670
6.440%, 01/26/2036 (A)		332,000	360,013
Freeport-McMoRan, Inc. 5.450%, 03/15/2043		1,820,000	1,761,835
Quikrete Holdings, Inc.
6.375%, 03/01/2032 (A)		340,000	353,899
6.750%, 03/01/2033 (A)		205,000	214,080
Sealed Air Corp. 5.000%, 04/15/2029 (A)		235,000	236,545
			7,260,247
Real estate – 1.7%
American Tower Corp. 4.625%, 05/16/2031	EUR	240,000	299,901
American Tower Trust I 5.490%, 03/15/2028 (A)		$400,000	406,698
BW Real Estate, Inc. 9.500%, (9.500% to 3-30-30, then 5 Year CMT + 5.402%), 03/30/2030 (A)(B)		185,000	189,387
Host Hotels & Resorts LP 3.375%, 12/15/2029		165,000	158,286
SBA Communications Corp.
3.125%, 02/01/2029		565,000	540,448
3.875%, 02/15/2027		370,000	367,212
SBA Tower Trust 6.599%, 01/15/2028 (A)		525,000	537,585
VICI Properties LP
4.125%, 08/15/2030 (A)		720,000	698,173
5.125%, 05/15/2032		510,000	513,528
5.625%, 04/01/2035		735,000	750,574
			4,461,792
Utilities – 4.4%
American Electric Power Company, Inc. 6.950%, (6.950% to 12-15-34, then 5 Year CMT + 2.675%), 12/15/2054		1,075,000	1,150,613
CMS Energy Corp. 6.500%, (6.500% to 6-1-35, then 5 Year CMT + 1.961%), 06/01/2055		215,000	221,078

The accompanying notes are an integral part of the financial statements.	98

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Dominion Energy, Inc.
6.625%, (6.625% to 5-15-35, then 5 Year CMT + 2.207%), 05/15/2055		$730,000	$752,234
6.875%, (6.875% to 2-1-30, then 5 Year CMT + 2.386%), 02/01/2055		555,000	576,882
7.000%, (7.000% to 6-1-34, then 5 Year CMT + 2.511%), 06/01/2054		615,000	665,892
Duke Energy Corp. 6.450%, (6.450% to 9-1-34, then 5 Year CMT + 2.588%), 09/01/2054		200,000	209,916
E.ON SE 0.625%, 11/07/2031	EUR	320,000	326,999
Emera, Inc. 6.750%, (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%), 06/15/2076		$890,000	894,074
EUSHI Finance, Inc.
6.250%, (6.250% to 4-1-31, then 5 Year CMT + 2.509%), 04/01/2056		735,000	733,449
7.625%, (7.625% to 12-15-29, then 5 Year CMT + 3.136%), 12/15/2054		250,000	262,812
Exelon Corp. 6.500%, (6.500% to 3-15-35, then 5 Year CMT + 1.975%), 03/15/2055		930,000	967,704
NextEra Energy Capital Holdings, Inc. 6.500%, (6.500% to 8-15-35, then 5 Year CMT + 1.979%), 08/15/2055		310,000	326,600
NRG Energy, Inc. 6.000%, 01/15/2036 (A)		570,000	577,549
Sempra 6.550%, (6.550% to 4-1-35, then 5 Year CMT + 2.138%), 04/01/2055		530,000	540,249
Spire, Inc. 6.450%, (6.450% to 6-1-36, then 5 Year CMT + 2.327%), 06/01/2056		305,000	303,822
The AES Corp. 7.600%, (7.600% to 1-15-30, then 5 Year CMT + 3.201%), 01/15/2055		2,305,000	2,347,430
The Southern Company 6.375%, (6.375% to 3-15-35, then 5 Year CMT + 2.069%), 03/15/2055		685,000	714,921
			11,572,224
TOTAL CORPORATE BONDS (Cost $117,309,325)			$118,567,811
CONVERTIBLE BONDS – 1.7%
Consumer discretionary – 0.2%
Burlington Stores, Inc. 1.250%, 12/15/2027		400,000	592,400
Utilities – 1.5%
CenterPoint Energy, Inc.
3.000%, 08/01/2028 (A)		595,000	602,259
4.250%, 08/15/2026		610,000	667,035
CMS Energy Corp. 3.125%, 05/01/2031 (A)		495,000	489,209
Exelon Corp. 3.250%, 03/15/2029 (A)		525,000	523,425
FirstEnergy Corp. 3.875%, 01/15/2031 (A)		610,000	656,360
The Southern Company 3.250%, 06/15/2028 (A)		340,000	339,320
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
Utilities (continued)
TXNM Energy, Inc. 5.750%, 06/01/2054	$435,000	$583,466
		3,861,074
TOTAL CONVERTIBLE BONDS (Cost $4,045,530)		$4,453,474
TERM LOANS (E) – 9.0%
Communication services – 0.5%
Delta 2 Lux Sarl, 2024 Term Loan B1 (3 month CME Term SOFR + 1.750%) 5.422%, 09/30/2031	566,000	567,415
TKO Worldwide Holdings LLC, 2025 Term Loan (3 month CME Term SOFR + 2.000%) 5.868%, 11/21/2031	615,239	617,713
		1,185,128
Consumer discretionary – 2.4%
Aramark Services, Inc., 2025 Repriced Term Loan (1 month CME Term SOFR + 1.750%) 5.471%, 04/06/2028	129,000	129,097
Aramark Services, Inc., 2025 Term Loan (1 month CME Term SOFR + 1.750%) 5.471%, 06/22/2030	468,541	469,525
Clarios Global LP, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%) 6.466%, 01/28/2032	1,037,400	1,041,290
Great Outdoors Group LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.250%) 6.966%, 01/23/2032	1,539,966	1,547,666
Hilton Domestic Operating Company, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 1.750%) 5.477%, 11/08/2030	540,000	543,046
KFC Holding Company, 2021 Term Loan B (1 month CME Term SOFR + 1.750%) 5.599%, 03/15/2028	401,161	401,787
New Red Finance, Inc., 2024 Term Loan B6 (1 month CME Term SOFR + 1.750%) 5.466%, 09/20/2030	1,085,091	1,085,428
Travel + Leisure Company, 2025 Repriced Term Loan (3 month CME Term SOFR + 2.000%) 5.738%, 12/14/2029	1,017,196	1,018,183
		6,236,022
Consumer staples – 0.5%
Opal US LLC, USD Term Loan B4 (3 month CME Term SOFR + 3.000%) 6.686%, 04/28/2032	1,281,788	1,288,594
Energy – 0.5%
Hilcorp Energy I LP, Term Loan B (1 month CME Term SOFR + 2.000%) 5.736%, 02/11/2030	748,904	749,376
Long Ridge Energy LLC, Term Loan B (3 month CME Term SOFR + 4.500%) 8.172%, 02/19/2032	539,818	533,972
		1,283,348
Financials – 0.1%
Superannuation & Investments US LLC, 2025 Repriced Term Loan (1 month CME Term SOFR + 3.000%) 6.716%, 12/01/2028	283,575	284,638

The accompanying notes are an integral part of the financial statements.	99

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (E) (continued)
Health care – 0.5%
Medline Borrower LP, 2025 Incremental Term Loan B (1 month CME Term SOFR + 1.750%) 5.466%, 10/23/2030	$1,418,367	$1,422,948
Industrials – 2.4%
AAdvantage Loyalty IP, Ltd., 2025 Term Loan (3 month CME Term SOFR + 2.250%) 6.134%, 04/20/2028	217,159	217,539
AAdvantage Loyalty IP, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 3.250%) 7.134%, 05/28/2032	677,500	680,467
AECOM, 2024 Term Loan (1 month CME Term SOFR + 1.750%) 5.466%, 04/18/2031	638,528	643,432
AS Mileage Plan IP, Ltd., 2025 Repriced Term Loan B (3 month CME Term SOFR + 1.750%) 5.634%, 10/15/2031	399,308	400,973
CACI International, Inc., Term Loan B (1 month CME Term SOFR + 1.750%) 5.466%, 10/30/2031	822,523	822,696
Clean Harbors, Inc., 2025 Term Loan (1 month CME Term SOFR + 1.500%) 5.216%, 10/08/2032	505,000	509,207
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B1 (1 month CME Term SOFR + 2.000%) 5.716%, 10/31/2031	232,834	233,602
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B2 (1 month CME Term SOFR + 2.000%) 5.716%, 10/31/2031	88,563	88,855
Gloves Buyer, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.000%) 7.716%, 05/21/2032	750,000	745,178
JetBlue Airways Corp., 2024 Term Loan B (3 month CME Term SOFR + 4.750%) 8.445%, 08/27/2029	691,971	661,179
TransDigm, Inc., 2023 Term Loan J (1 month CME Term SOFR + 2.500%) 6.216%, 02/28/2031	229,585	230,365
TransDigm, Inc., 2024 Term Loan L (1 month CME Term SOFR + 2.500%) 6.216%, 01/19/2032	141,523	142,048
TransDigm, Inc., 2025 Term Loan K (1 month CME Term SOFR + 2.250%) 5.966%, 03/22/2030	82,855	83,079
United Airlines, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.000%) 5.732%, 02/22/2031	591,293	593,144
United Rentals North America, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 1.500%) 5.216%, 02/14/2031	301,495	302,625
		6,354,389
Information technology – 0.8%
Clearwater Analytics LLC, 2025 Term Loan B (6 month CME Term SOFR + 2.000%) 6.210%, 04/21/2032	718,200	716,857
Cloud Software Group, Inc., 2025 Term Loan B (3 month CME Term SOFR + 3.250%) 6.922%, 03/21/2031	915,744	916,458
Kaseya, Inc., 2025 1st Lien Term Loan B (1 month CME Term SOFR + 3.000%) 6.716%, 03/20/2032	584,592	584,674
		2,217,989
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (E) (continued)
Materials – 0.8%
Clydesdale Acquisition Holdings, Inc., 2025 Delayed Draw Term Loan (1 month CME Term SOFR + 3.250%) 6.966%, 04/01/2032		$9,515	$9,502
Clydesdale Acquisition Holdings, Inc., 2025 Term Loan B (1 and 3 month CME Term SOFR + 3.250%) 6.966%, 04/01/2032		674,369	673,466
Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%) 5.966%, 02/10/2032		1,448,381	1,452,523
			2,135,491
Utilities – 0.5%
NRG Energy, Inc., 2024 Term Loan (3 month CME Term SOFR + 1.750%) 5.593%, 04/16/2031		1,323,563	1,326,647
TOTAL TERM LOANS (Cost $23,748,889)			$23,735,194
COLLATERALIZED MORTGAGE OBLIGATIONS – 5.2%
Commercial and residential – 2.2%
Arroyo Mortgage Trust Series 2019-1, Class A1 3.805%, 01/25/2049 (A)(F)		131,867	128,994
BOCA Commercial Mortgage Trust Series 2025-BOCA, Class A (1 month CME Term SOFR + 1.600%) 5.450%, 12/15/2042 (A)(D)		275,000	275,343
BX Commercial Mortgage Trust
Series 2021-CIP, Class A (1 month CME Term SOFR + 1.035%), 4.785%, 12/15/2038 (A)(D)		224,310	224,341
Series 2024-XL5, Class A (1 month CME Term SOFR + 1.392%), 5.142%, 03/15/2041 (A)(D)		538,411	538,742
BX Trust
Series 2022-CLS, Class A, 5.760%, 10/13/2027 (A)		325,000	326,051
Series 2024-BIO, Class D (1 month CME Term SOFR + 3.639%), 7.389%, 02/15/2041 (A)(D)		300,000	296,255
Series 2025-VOLT, Class D (1 month CME Term SOFR + 2.750%), 6.500%, 12/15/2044 (A)(D)		235,000	235,000
Citigroup Commercial Mortgage Trust Series 2023-SMRT, Class A 5.820%, 10/12/2040 (A)(F)		260,000	267,944
Credit Suisse Mortgage Capital Certificates Series 2019-NQM1, Class A1 3.656%, 10/25/2059 (A)		19,346	19,209
Firstmac Mortgage Funding Trust No. 4 Series 2024-4, Class A1 (1 month BBSW + 1.080%) 4.628%, 02/18/2056 (D)	AUD	613,982	411,028
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2037 (A)		$2,555,140	39,903
Series 2007-4, Class ES IO, 0.350%, 07/19/2037		2,610,481	40,154
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (A)		2,853,670	32,502
InTown Mortgage Trust
Series 2025-STAY, Class B (1 month CME Term SOFR + 1.750%), 5.500%, 03/15/2042 (A)(D)		340,000	340,212

The accompanying notes are an integral part of the financial statements.	100

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
InTown Mortgage Trust (continued)
Series 2025-STAY, Class C (1 month CME Term SOFR + 2.250%), 6.000%, 03/15/2042 (A)(D)		$285,000	$285,356
Life Mortgage Trust Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%) 5.544%, 05/15/2039 (A)(D)		875,000	790,746
Mortgage House RMBS Prime Series 2024-2, Class A1L (1 month BBSW + 1.110%) 4.648%, 05/13/2057 (D)	AUD	398,774	267,014
NYC Commercial Mortgage Trust Series 2025-3BP, Class A (1 month CME Term SOFR + 1.213%) 4.963%, 02/15/2042 (A)(D)		$280,000	277,730
ROCK Trust Series 2024-CNTR, Class D 7.109%, 11/13/2041 (A)		605,000	633,919
SCOTT Trust Series 2023-SFS, Class AS 6.204%, 03/10/2040 (A)		165,000	167,865
Verus Securitization Trust Series 2024-1, Class A1 (5.712% to 1-1-28, then 6.712% thereafter) 5.712%, 01/25/2069 (A)		114,088	114,641
			5,712,949
U.S. Government Agency – 3.0%
Federal Home Loan Mortgage Corp.
Series 2022-DNA4, Class M1A (30 day Average SOFR + 2.200%), 6.074%, 05/25/2042 (A)(D)		154,737	155,940
Series 2022-DNA4, Class M1B (30 day Average SOFR + 3.350%), 7.224%, 05/25/2042 (A)(D)		860,000	887,417
Series 2022-DNA6, Class M1A (30 day Average SOFR + 2.150%), 6.024%, 09/25/2042 (A)(D)		165,512	166,369
Series 2022-DNA7, Class M1A (30 day Average SOFR + 2.500%), 6.374%, 03/25/2052 (A)(D)		153,653	155,180
Series 2022-HQA1, Class M1B (30 day Average SOFR + 3.500%), 7.374%, 03/25/2042 (A)(D)		200,000	205,044
Series 2022-HQA3, Class M1B (30 day Average SOFR + 3.550%), 7.424%, 08/25/2042 (A)(D)		570,000	592,797
Series 2024-HQA1, Class M2 (30 day Average SOFR + 2.000%), 5.874%, 03/25/2044 (A)(D)		730,000	734,498
Series 2025-DNA4, Class M2 (30 day Average SOFR + 1.550%), 5.424%, 10/25/2045 (A)(D)		275,000	276,220
Series 2025-HQA1, Class M1 (30 day Average SOFR + 1.150%), 5.024%, 02/25/2045 (A)(D)		310,597	310,881
Series 2025-HQA1, Class M2 (30 day Average SOFR + 1.650%), 5.524%, 02/25/2045 (A)(D)		420,000	420,511
Series 2025-MN12, Class B1 (30 day Average SOFR + 4.500%), 8.374%, 11/25/2045 (A)(D)		695,000	695,113
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
Series 2021-R02, Class 2B2 (30 day Average SOFR + 6.200%), 10.074%, 11/25/2041 (A)(D)	$285,000	$295,450
Series 2022-R05, Class 2M2 (30 day Average SOFR + 3.000%), 6.874%, 04/25/2042 (A)(D)	575,000	587,698
Series 2022-R09, Class 2M1 (30 day Average SOFR + 2.500%), 6.374%, 09/25/2042 (A)(D)	374,884	379,980
Series 2023-R01, Class 1M1 (30 day Average SOFR + 2.400%), 6.274%, 12/25/2042 (A)(D)	280,978	286,561
Series 2023-R03, Class 2M2 (30 day Average SOFR + 3.900%), 7.774%, 04/25/2043 (A)(D)	195,000	205,043
Series 2023-R06, Class 1M2 (30 day Average SOFR + 2.700%), 6.574%, 07/25/2043 (A)(D)	245,000	251,786
Series 2024-R02, Class 1M1 (30 day Average SOFR + 1.100%), 4.974%, 02/25/2044 (A)(D)	241,742	241,592
Series 2025-R02, Class 1M2 (30 day Average SOFR + 1.600%), 5.474%, 02/25/2045 (A)(D)	445,000	445,138
Series 2025-R04, Class 1M1 (30 day Average SOFR + 1.200%), 5.074%, 05/25/2045 (A)(D)	296,148	296,827
Series 2025-R06, Class 1B1 (30 day Average SOFR + 1.850%), 5.724%, 09/25/2045 (A)(D)	335,000	336,326
		7,926,371
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,465,612)		$13,639,320
ASSET-BACKED SECURITIES – 1.7%
AutoNation Finance Trust
Series 2025-1A, Class C 5.190%, 12/10/2030 (A)	265,000	269,925
Series 2025-1A, Class D 5.630%, 09/10/2032 (A)	170,000	173,132
Consolidated Communications LLC Series 2025-4A, Class A2 5.522%, 12/20/2055 (A)	475,000	477,297
DataBank Issuer Series 2023-1A, Class A2 5.116%, 02/25/2053 (A)	200,000	198,907
DB Master Finance LLC Series 2025-1A, Class A2II 5.165%, 08/20/2055 (A)	265,000	265,277
Domino's Pizza Master Issuer LLC Series 2025-1A, Class A2II 5.217%, 07/25/2055 (A)	175,000	176,174
Driven Brands Funding LLC Series 2020-2A, Class A2 3.237%, 01/20/2051 (A)	353,124	342,179
Home Partners of America Trust Series 2019-1, Class B 3.157%, 09/17/2039 (A)	179,113	175,384
Jersey Mike's Funding LLC Series 2024-1A, Class A2 5.636%, 02/15/2055 (A)	803,925	820,084

The accompanying notes are an integral part of the financial statements.	101

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class B 5.590%, 08/20/2055 (A)	$480,000	$483,793
Series 2025-4A, Class C 7.112%, 12/20/2055 (A)	265,000	266,764
OCCU Auto Receivables Trust Series 2022-1A, Class A3 5.500%, 10/15/2027 (A)	1,521	1,522
Taco Bell Funding LLC Series 2025-1A, Class A2II 5.049%, 08/25/2055 (A)	505,000	503,088
Zayo Issuer LLC Series 2025-1A, Class A2 5.648%, 03/20/2055 (A)	310,000	315,294
TOTAL ASSET-BACKED SECURITIES (Cost $4,425,789)		$4,468,820
PREFERRED SECURITIES – 4.0%
Financials – 2.1%
Bank of Hawaii Corp., 8.000%	18,200	486,850
Citizens Financial Group, Inc., 6.500% (6.500% to 10-6-30, then 5 Year CMT + 2.629%)	45,950	1,166,671
Comerica, Inc., 6.875% (6.875% to 10-1-30, then 5 Year CMT + 3.125%)	39,675	1,035,518
First Busey Corp., 8.250%	16,925	435,819
Huntington Bancshares, Inc., 4.500%	99	1,692
Live Oak Bancshares, Inc., 8.375%	13,025	332,789
UMB Financial Corp., 7.750% (7.750% to 7-15-30, then 5 Year CMT + 3.743%)	25,250	681,750
WesBanco, Inc., 7.375% (7.375% to 10-1-30, then 5 Year CMT + 3.795%)	37,475	966,480
Wintrust Financial Corp., 7.875% (7.875% to 7-15-30, then 5 Year CMT + 3.878%)	14,525	376,052
		5,483,621
Industrials – 0.8%
QXO, Inc., 5.500%	23,550	1,298,783
The Boeing Company, 6.000%	9,000	621,540
		1,920,323
Information technology – 0.2%
Hewlett Packard Enterprise Company, 7.625%	9,000	600,210
Utilities – 0.9%
NextEra Energy, Inc., 7.234%	31,300	1,525,875
The Southern Company, 7.125%	18,200	916,552
		2,442,427
TOTAL PREFERRED SECURITIES (Cost $9,723,482)		$10,446,581
SHORT-TERM INVESTMENTS – 3.2%
Short-term funds – 3.2%
John Hancock Collateral Trust, 3.7477% (G)(H)	839,042	8,393,942
TOTAL SHORT-TERM INVESTMENTS (Cost $8,393,628)		$8,393,942
Total Investments (Strategic Income Opportunities Trust) (Cost $258,258,285) – 99.2%		$260,508,797
Other assets and liabilities, net – 0.8%		2,045,478
TOTAL NET ASSETS – 100.0%		$262,554,275
Strategic Income Opportunities Trust (continued)
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $66,453,354 or 25.3% of the fund's net assets as of 12-31-25.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	All or a portion of this security is on loan as of 12-31-25.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 12-31-25.
(H)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $881,971.

The accompanying notes are an integral part of the financial statements.	102

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
German Euro BUND Futures	25	Long	Mar 2026	$3,781,235	$3,748,023	$(33,212)
10-Year Canada Government Bond Futures	7	Short	Mar 2026	(624,537)	(616,641)	7,896
10-Year U.S. Treasury Note Futures	9	Short	Mar 2026	(1,018,744)	(1,011,938)	6,806
Euro-BTP Italian Government Bond Futures	30	Short	Mar 2026	(4,253,954)	(4,237,066)	16,888
Euro-OAT Futures	3	Short	Mar 2026	(427,334)	(425,152)	2,182
U.S. Treasury Long Bond Futures	3	Short	Mar 2026	(350,526)	(346,781)	3,745
						$4,305

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	1,176,667	NZD	1,346,843	ANZ	1/22/2026	$9,395	—
AUD	4,706,667	NZD	5,387,444	RBC	1/22/2026	37,539	—
CAD	5,326,078	USD	3,833,677	RBC	3/18/2026	59,385	—
EUR	1,220,000	NOK	14,505,402	GSI	1/22/2026	—	$(4,276)
EUR	1,220,000	NOK	14,494,027	JPM	1/22/2026	—	(3,148)
EUR	6,437,171	USD	7,555,961	BARC	3/18/2026	34,511	—
EUR	1,330,854	USD	1,553,485	JPM	3/18/2026	15,808	—
EUR	2,242,523	USD	2,628,215	SCB	3/18/2026	16,085	—
EUR	3,986,548	USD	4,661,223	UBS	3/18/2026	39,567	—
GBP	345,000	USD	462,100	JPM	3/18/2026	2,858	—
JPY	368,769,526	USD	2,361,666	HUS	1/22/2026	—	(4,023)
JPY	369,148,644	USD	2,361,666	SSB	1/22/2026	—	(1,599)
JPY	172,341,611	USD	1,130,000	ANZ	2/4/2026	—	(26,912)
JPY	1,555,400,049	USD	10,170,000	BARC	2/4/2026	—	(214,522)
JPY	172,248,725	USD	1,130,000	BNY	2/4/2026	—	(27,507)
JPY	345,003,690	USD	2,260,000	RBC	2/4/2026	—	(51,773)
JPY	344,527,960	USD	2,260,000	SSB	2/4/2026	—	(54,818)
NOK	15,166,113	EUR	1,263,333	JPM	1/22/2026	18,863	—
NOK	14,130,708	EUR	1,176,667	SCB	1/22/2026	18,067	—
NOK	6,633,439	USD	658,727	SCB	3/18/2026	—	(805)
NOK	5,304,309	USD	526,982	SSB	3/18/2026	—	(886)
NZD	2,702,803	AUD	2,353,333	MSCS	1/22/2026	—	(13,538)
NZD	4,047,244	AUD	3,530,000	SCB	1/22/2026	—	(24,317)
USD	3,889,919	CAD	5,400,388	CITI	3/18/2026	—	(57,461)
USD	8,316,343	EUR	7,100,023	SCB	3/18/2026	—	(55,740)
USD	8,150,166	EUR	6,954,576	UBS	3/18/2026	—	(50,412)
USD	5,486,610	GBP	4,123,122	JPM	3/18/2026	—	(70,136)
USD	2,394,089	JPY	369,994,215	BARC	1/22/2026	28,616	—
USD	2,361,666	JPY	367,923,955	RBC	1/22/2026	9,429	—
USD	2,260,000	JPY	344,729,213	ANZ	2/4/2026	53,530	—
USD	6,803,463	JPY	1,036,934,602	BNY	2/4/2026	166,473	—
USD	1,130,000	JPY	172,558,718	BOA	2/4/2026	25,522	—
USD	3,390,000	JPY	517,743,140	CITI	2/4/2026	76,138	—
USD	3,392,500	JPY	517,556,360	JPM	2/4/2026	79,834	—
USD	2,867,281	MXN	52,897,016	GSI	3/18/2026	—	(49,437)
USD	680,516	MXN	12,507,867	SSB	3/18/2026	—	(9,162)
USD	29,637	NOK	297,392	CITI	1/22/2026	131	—
USD	1,281,354	NOK	12,912,850	UBS	3/18/2026	622	—
The accompanying notes are an integral part of the financial statements.	103

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	9,142	NZD	15,760	MSCS	1/22/2026	$62	—
						$692,435	$(720,472)

WRITTEN OPTIONS
Foreign currency options
Description	Counterparty (OTC)	Currency	Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
U.S. Dollar vs. Japanese Yen	UBS	USD	155.00	Feb 2026	9,040,000	$103,146	$(131,143)
						$103,146	$(131,143)
* For this type of option, notional amounts are equivalent to number of contracts.
Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	U.S. Dollar
Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
BNY	The Bank of New York Mellon
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
UBS	UBS AG

See Notes to financial statements regarding investment transactions and other derivatives information.
Total Bond Market Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 71.3%
U.S. Government – 46.5%
U.S. Treasury Bonds
1.250%, 05/15/2050	$6,025,000	$2,883,998
2.000%, 11/15/2041 to 08/15/2051	18,000,000	11,061,797
2.250%, 08/15/2049	2,000,000	1,254,297
2.750%, 08/15/2047	3,000,000	2,143,359
2.875%, 05/15/2049	1,500,000	1,076,074
3.000%, 02/15/2047 to 02/15/2049	21,995,000	16,430,236
3.375%, 08/15/2042	3,960,000	3,346,200
3.625%, 02/15/2053 to 05/15/2053	6,320,000	5,114,042
3.875%, 02/15/2043	3,030,000	2,725,816
4.000%, 11/15/2052	6,000,000	5,202,891
4.125%, 08/15/2053	1,725,000	1,527,029
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
4.250%, 05/15/2039 to 08/15/2054	$18,999,000	$17,468,556
4.375%, 05/15/2041	780,000	760,013
4.500%, 02/15/2044	1,910,000	1,847,776
4.625%, 02/15/2040 to 11/15/2055	11,091,000	10,974,278
4.750%, 02/15/2041 to 08/15/2055	16,171,000	15,962,505
4.875%, 08/15/2045	1,976,000	1,995,143
5.000%, 05/15/2045	5,555,000	5,702,555
U.S. Treasury Notes
1.500%, 01/31/2027	6,825,000	6,679,169
2.250%, 11/15/2027	19,795,000	19,355,798
2.875%, 05/15/2028	4,800,000	4,731,563

The accompanying notes are an integral part of the financial statements.	104

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
3.375%, 09/15/2028	$10,000,000	$9,958,984
3.500%, 11/30/2030	19,173,000	18,979,772
3.625%, 08/15/2028 to 09/30/2030	25,770,000	25,696,671
3.750%, 04/30/2027 to 11/30/2032	33,147,000	33,262,146
3.875%, 03/31/2027 to 09/30/2032	52,031,000	52,323,711
4.000%, 12/15/2027 to 11/15/2035	57,502,000	57,773,274
4.125%, 02/28/2027 to 11/15/2032	62,936,000	63,768,022
4.250%, 11/30/2026 to 08/15/2035	41,146,000	41,651,228
4.375%, 07/15/2027 to 01/31/2032	12,613,000	12,912,040
4.500%, 05/15/2027 to 11/15/2033	25,100,000	25,826,215
4.625%, 06/15/2027 to 05/31/2031	20,120,000	20,816,332
		501,211,490
U.S. Government Agency – 24.8%
Federal Home Loan Bank
4.100%, 08/28/2029	1,000,000	999,268
5.500%, 07/15/2036	1,690,000	1,849,319
Federal Home Loan Mortgage Corp.
1.500%, 12/01/2036 to 03/01/2051	4,501,498	3,665,943
2.000%, 07/01/2035 to 12/01/2051	7,842,112	6,520,630
2.500%, 04/01/2031 to 05/01/2052	10,967,586	9,409,819
3.000%, 07/01/2032 to 08/01/2052	9,852,105	8,891,593
3.500%, 01/01/2034 to 07/01/2052	5,794,001	5,422,477
4.000%, 12/01/2039 to 09/01/2047	910,530	885,133
4.500%, 07/01/2029 to 07/01/2052	5,499,660	5,429,397
5.000%, 07/01/2035 to 07/01/2053	4,130,162	4,143,401
5.500%, 04/01/2027 to 07/01/2055	10,292,202	10,501,829
6.000%, 10/01/2036 to 05/01/2055	10,805,848	11,175,820
6.250%, 07/15/2032	450,000	509,682
6.500%, 08/01/2037 to 09/01/2053	1,440,029	1,514,915
6.585%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.836%), 08/01/2037 (A)	199,713	206,933
6.750%, 09/15/2029	1,200,000	1,328,723
7.000%, 04/01/2029 to 04/01/2032	4,426	4,657
7.500%, 09/01/2030 to 03/01/2032	2,366	2,522
8.000%, 02/01/2030	130	136
Federal National Mortgage Association
1.500%, 11/01/2036 to 02/01/2051	4,723,943	4,089,924
2.000%, 02/01/2035 to 06/01/2052	49,004,005	40,982,783
2.500%, 05/01/2028 to 04/01/2052	27,310,568	23,781,664
3.000%, 01/01/2027 to 03/01/2052	14,129,621	12,854,977
3.500%, 01/01/2036 to 07/01/2052	9,234,021	8,681,599
4.000%, 02/01/2031 to 04/01/2053	13,063,802	12,609,266
4.500%, TBA (B)	515,000	502,628
4.500%, 08/01/2033 to 07/01/2053	3,754,626	3,711,740
5.000%, TBA (B)	695,000	703,959
5.000%, 12/01/2034 to 10/01/2054	7,974,555	8,028,650
5.500%, TBA (B)	1,490,000	1,510,779
5.500%, 01/01/2034 to 02/01/2055	5,939,241	6,072,612
5.625%, 07/15/2037	500,000	550,918
5.954%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.411%), 07/01/2034 (A)	27,122	27,521
6.000%, 07/01/2027 to 07/01/2055	4,791,479	4,949,283
6.307%, (1 Year CMT + 2.185%), 05/01/2036 (A)	26,359	26,983
6.335%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.335%), 01/01/2035 (A)	7,724	7,869
6.376%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.580%), 09/01/2037 (A)	28,937	29,805
6.500%, 07/01/2031 to 12/01/2053	1,838,416	1,924,544
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
6.875%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.875%), 04/01/2037 (A)	$36,031	$37,330
7.000%, 02/01/2031 to 10/01/2038	20,257	21,626
7.125%, 01/15/2030	209,000	235,932
7.250%, 05/15/2030	1,450,000	1,656,367
7.500%, 09/01/2030 to 08/01/2031	8,542	9,015
8.000%, 08/01/2030 to 09/01/2031	1,007	1,056
8.500%, 09/01/2030	123	130
Government National Mortgage Association
2.000%, 11/20/2050 to 08/20/2051	10,690,898	8,853,630
2.500%, 08/20/2050 to 11/20/2051	11,236,196	9,699,553
3.000%, 08/15/2043 to 05/20/2053	8,599,704	7,782,805
3.500%, 04/15/2042 to 01/20/2052	6,432,078	5,987,948
4.000%, 11/15/2026 to 03/20/2053	5,249,391	5,033,298
4.500%, 08/15/2033 to 07/20/2053	5,285,728	5,199,718
5.000%, TBA (B)	505,000	503,775
5.000%, 08/15/2033 to 10/20/2054	6,269,600	6,294,609
5.500%, TBA (B)	600,000	605,791
5.500%, 11/15/2032 to 02/20/2055	7,371,647	7,480,215
6.000%, 07/15/2029 to 06/20/2055	4,397,095	4,500,635
6.500%, 05/15/2028 to 11/20/2052	670,390	696,887
7.000%, 08/15/2029 to 05/15/2032	7,521	7,728
7.500%, 09/15/2030 to 01/15/2031	2,247	2,335
		268,120,084
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $806,842,175)		$769,331,574
FOREIGN GOVERNMENT OBLIGATIONS – 0.8%
Chile – 0.1%
Republic of Chile 3.100%, 05/07/2041	675,000	519,379
Indonesia – 0.1%
Republic of Indonesia 3.850%, 10/15/2030	1,050,000	1,031,231
Italy – 0.1%
Republic of Italy 5.375%, 06/15/2033	1,000,000	1,055,538
Japan – 0.1%
Japan Bank for International Cooperation 3.500%, 10/31/2028	830,000	824,940
Mexico – 0.3%
Government of Mexico
3.750%, 01/11/2028	2,000,000	1,980,000
6.050%, 01/11/2040	930,000	925,350
		2,905,350
Panama – 0.0%
Republic of Panama 6.700%, 01/26/2036	370,000	397,602
Peru – 0.0%
Republic of Peru 6.550%, 03/14/2037	250,000	276,275
Poland – 0.1%
Republic of Poland 5.125%, 09/18/2034	1,000,000	1,024,165
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $8,086,352)		$8,034,480

The accompanying notes are an integral part of the financial statements.	105

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS – 24.8%
Communication services – 1.8%
Alphabet, Inc.
1.100%, 08/15/2030	$300,000	$264,426
2.050%, 08/15/2050	400,000	217,748
4.700%, 11/15/2035	543,000	543,133
AT&T, Inc.
2.550%, 12/01/2033	665,000	567,558
3.800%, 12/01/2057	644,000	442,970
4.750%, 05/15/2046	700,000	606,504
4.850%, 07/15/2045	500,000	443,910
5.150%, 03/15/2042	115,000	109,409
5.400%, 02/15/2034	800,000	829,484
6.375%, 03/01/2041	380,000	405,083
British Telecommunications PLC 9.625%, 12/15/2030	205,000	250,246
Charter Communications Operating LLC
2.800%, 04/01/2031	600,000	539,889
5.050%, 03/30/2029	420,000	424,878
5.375%, 05/01/2047	525,000	432,466
Comcast Corp.
2.350%, 01/15/2027	275,000	270,762
2.887%, 11/01/2051	256,000	149,707
3.450%, 02/01/2050	500,000	334,281
3.999%, 11/01/2049	545,000	401,874
4.049%, 11/01/2052	1,065,000	779,010
4.600%, 10/15/2038	200,000	186,202
6.500%, 11/15/2035	72,000	79,839
Deutsche Telekom International Finance BV 8.750%, 06/15/2030	161,000	187,856
Fox Corp. 3.500%, 04/08/2030	640,000	621,407
Meta Platforms, Inc.
4.600%, 05/15/2028	250,000	254,609
4.950%, 05/15/2033	745,000	766,596
5.625%, 11/15/2055	551,000	528,834
Netflix, Inc. 4.875%, 04/15/2028	320,000	326,852
Paramount Global 4.950%, 05/19/2050	495,000	346,639
Rogers Communications, Inc. 4.500%, 03/15/2042	735,000	628,227
TCI Communications, Inc. 7.125%, 02/15/2028	110,000	116,842
Telefonica Emisiones SA 7.045%, 06/20/2036	230,000	256,591
Telefonica Europe BV 8.250%, 09/15/2030	380,000	436,047
The Walt Disney Company
2.650%, 01/13/2031	400,000	374,151
6.200%, 12/15/2034	480,000	538,792
Time Warner Cable Enterprises LLC 8.375%, 07/15/2033	570,000	657,743
T-Mobile USA, Inc.
3.000%, 02/15/2041	430,000	320,414
3.875%, 04/15/2030	635,000	624,443
4.500%, 04/15/2050	700,000	576,561
5.750%, 01/15/2054	750,000	735,859
TWDC Enterprises 18 Corp. 4.125%, 06/01/2044	525,000	441,365
Verizon Communications, Inc.
1.680%, 10/30/2030	200,000	177,347
2.875%, 11/20/2050	500,000	309,986
4.016%, 12/03/2029	535,000	530,922
4.522%, 09/15/2048	1,335,000	1,116,931
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Vodafone Group PLC 6.150%, 02/27/2037	$330,000	$358,536
		19,512,929
Consumer discretionary – 1.6%
Amazon.com, Inc.
2.100%, 05/12/2031	400,000	361,367
2.500%, 06/03/2050	800,000	478,143
4.050%, 08/22/2047	450,000	369,648
4.700%, 12/01/2032	750,000	770,985
American Honda Finance Corp. 1.800%, 01/13/2031	625,000	551,567
AutoZone, Inc. 3.750%, 06/01/2027	635,000	632,236
Booking Holdings, Inc. 3.550%, 03/15/2028	320,000	317,407
Choice Hotels International, Inc. 3.700%, 01/15/2031	200,000	190,383
D.R. Horton, Inc. 1.400%, 10/15/2027	220,000	210,549
Expedia Group, Inc. 3.250%, 02/15/2030	300,000	287,722
Ford Motor Credit Company LLC 6.798%, 11/07/2028	720,000	755,366
General Motors Company 5.400%, 04/01/2048 (C)	315,000	286,060
General Motors Financial Company, Inc.
2.400%, 10/15/2028	345,000	328,969
3.100%, 01/12/2032	380,000	346,366
3.600%, 06/21/2030	420,000	404,570
5.350%, 07/15/2027	300,000	305,206
5.900%, 01/07/2035	350,000	364,384
5.950%, 04/04/2034	220,000	230,247
Honda Motor Company, Ltd. 5.337%, 07/08/2035	300,000	306,534
Lennar Corp. 4.750%, 11/29/2027	315,000	317,525
Lowe's Companies, Inc.
3.650%, 04/05/2029	600,000	592,255
3.750%, 04/01/2032	550,000	527,036
Marriott International, Inc. 5.250%, 10/15/2035	524,000	531,074
McDonald's Corp.
4.950%, 03/03/2035	500,000	505,724
5.000%, 05/17/2029	550,000	566,051
NIKE, Inc. 2.850%, 03/27/2030	250,000	238,453
President and Fellows of Harvard College 4.887%, 03/15/2030	1,000,000	1,031,346
Starbucks Corp. 3.550%, 08/15/2029	315,000	309,348
The Home Depot, Inc.
1.375%, 03/15/2031	645,000	559,918
2.700%, 04/15/2030	650,000	614,606
4.250%, 04/01/2046	310,000	262,477
5.875%, 12/16/2036	155,000	168,083
The TJX Companies, Inc.
3.875%, 04/15/2030	400,000	398,409
4.500%, 04/15/2050	530,000	457,872
Toll Brothers Finance Corp. 3.800%, 11/01/2029	200,000	196,711
Toyota Motor Credit Corp.
1.150%, 08/13/2027	530,000	508,753
1.900%, 09/12/2031	730,000	640,466
3.050%, 01/11/2028	530,000	522,481

The accompanying notes are an integral part of the financial statements.	106

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Trustees of Dartmouth College 4.273%, 06/01/2030	$500,000	$504,400
Yale University 4.701%, 04/15/2032	100,000	102,870
		17,053,567
Consumer staples – 1.5%
Altria Group, Inc.
3.400%, 02/04/2041	425,000	328,627
4.500%, 05/02/2043	500,000	426,535
Anheuser-Busch Companies LLC 4.900%, 02/01/2046	464,000	429,149
Anheuser-Busch InBev Worldwide, Inc.
4.900%, 01/23/2031	340,000	352,278
5.000%, 06/15/2034	335,000	346,236
5.450%, 01/23/2039	250,000	258,813
BAT Capital Corp.
2.726%, 03/25/2031	650,000	599,287
5.625%, 08/15/2035	500,000	520,814
Constellation Brands, Inc. 4.500%, 05/09/2047	370,000	309,337
Costco Wholesale Corp. 1.600%, 04/20/2030	525,000	475,539
Diageo Capital PLC 2.000%, 04/29/2030	300,000	274,227
General Mills, Inc. 2.875%, 04/15/2030	635,000	600,461
JBS USA Lux SA
4.375%, 02/02/2052	375,000	291,497
5.750%, 04/01/2033	425,000	444,003
Kellanova 5.250%, 03/01/2033	200,000	207,369
Kenvue, Inc. 4.900%, 03/22/2033	525,000	535,714
Keurig Dr. Pepper, Inc. 4.597%, 05/25/2028	525,000	529,232
Kimberly-Clark Corp.
3.200%, 07/30/2046	300,000	214,025
4.500%, 02/16/2033	220,000	222,918
Kraft Heinz Foods Company
4.375%, 06/01/2046	500,000	413,060
4.625%, 01/30/2029	290,000	293,802
6.875%, 01/26/2039	40,000	44,683
Molson Coors Beverage Company
4.200%, 07/15/2046	150,000	120,425
5.000%, 05/01/2042	150,000	138,502
Mondelez International, Inc. 4.625%, 05/07/2048	300,000	244,562
PepsiCo, Inc.
3.000%, 10/15/2027	500,000	495,036
4.000%, 03/05/2042	270,000	232,040
4.600%, 02/07/2030	285,000	291,501
5.500%, 01/15/2040	305,000	319,815
Philip Morris International, Inc. 6.375%, 05/16/2038	300,000	334,318
Sysco Corp.
5.400%, 03/23/2035	50,000	51,789
6.600%, 04/01/2050	1,000,000	1,098,599
Target Corp. 3.900%, 11/15/2047	520,000	409,061
The Coca-Cola Company
2.125%, 09/06/2029	425,000	400,236
2.500%, 06/01/2040	430,000	319,712
The Estee Lauder Companies, Inc. 2.600%, 04/15/2030	635,000	596,198
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
The Kroger Company
4.450%, 02/01/2047	$300,000	$252,395
5.000%, 09/15/2034	300,000	301,657
The Procter & Gamble Company 3.600%, 03/25/2050	630,000	480,109
Tyson Foods, Inc. 4.350%, 03/01/2029	425,000	426,090
Walmart, Inc.
3.250%, 07/08/2029	640,000	630,157
4.050%, 06/29/2048	520,000	433,758
		15,693,566
Energy – 1.8%
Baker Hughes Holdings LLC
3.337%, 12/15/2027	500,000	494,395
4.486%, 05/01/2030	550,000	553,831
Berry Global, Inc. 5.500%, 04/15/2028	280,000	288,365
BP Capital Markets America, Inc.
4.893%, 09/11/2033	525,000	534,091
5.017%, 11/17/2027	525,000	535,379
Canadian Natural Resources, Ltd. 6.250%, 03/15/2038	305,000	323,490
Cenovus Energy, Inc. 5.400%, 06/15/2047	300,000	273,425
Chevron USA, Inc. 4.300%, 10/15/2030	300,000	302,899
ConocoPhillips Company
4.300%, 11/15/2044	330,000	278,927
5.000%, 01/15/2035	300,000	304,155
Devon Energy Corp.
5.000%, 06/15/2045	885,000	769,921
7.875%, 09/30/2031	210,000	242,657
Diamondback Energy, Inc.
5.150%, 01/30/2030	325,000	334,284
5.750%, 04/18/2054	200,000	189,007
Enbridge, Inc.
3.700%, 07/15/2027	300,000	298,419
4.500%, 06/10/2044	335,000	283,769
5.700%, 03/08/2033	525,000	552,976
Energy Transfer LP
3.750%, 05/15/2030	455,000	442,791
5.500%, 06/01/2027	635,000	645,256
6.125%, 12/15/2045	370,000	363,198
6.500%, 02/01/2042	250,000	263,272
Enterprise Products Operating LLC
3.200%, 02/15/2052	700,000	464,326
4.850%, 08/15/2042	325,000	300,871
4.950%, 02/15/2035	200,000	202,327
6.875%, 03/01/2033	130,000	147,249
Exxon Mobil Corp.
2.995%, 08/16/2039	425,000	340,103
3.482%, 03/19/2030	520,000	508,487
Kinder Morgan Energy Partners LP
6.375%, 03/01/2041	75,000	80,096
6.500%, 09/01/2039	180,000	194,119
Kinder Morgan, Inc.
5.000%, 02/01/2029	625,000	639,475
5.550%, 06/01/2045	400,000	386,729
MPLX LP
4.800%, 02/15/2029	420,000	426,273
5.000%, 03/01/2033	315,000	316,480
5.200%, 03/01/2047	155,000	138,509
5.950%, 04/01/2055	200,000	192,906
Occidental Petroleum Corp.
5.200%, 08/01/2029	250,000	256,248

The accompanying notes are an integral part of the financial statements.	107

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Occidental Petroleum Corp. (continued)
5.375%, 01/01/2032	$100,000	$102,400
6.625%, 09/01/2030	385,000	414,477
ONEOK Partners LP 6.650%, 10/01/2036	288,000	313,443
ONEOK, Inc.
5.650%, 11/01/2028	390,000	405,047
6.625%, 09/01/2053	500,000	523,647
Ovintiv, Inc. 6.500%, 08/15/2034	290,000	311,509
Phillips 66 4.650%, 11/15/2034	550,000	538,865
Phillips 66 Company 3.750%, 03/01/2028	230,000	228,416
Plains All American Pipeline LP
4.700%, 01/15/2031	80,000	80,451
4.900%, 02/15/2045	395,000	345,486
Shell Finance US, Inc.
4.375%, 05/11/2045	1,000,000	861,240
6.375%, 12/15/2038 (D)	130,000	144,803
Suncor Energy, Inc. 5.950%, 05/15/2035	163,000	169,442
Targa Resources Partners LP 4.000%, 01/15/2032	500,000	477,097
The Williams Companies, Inc.
3.500%, 11/15/2030	425,000	407,697
5.100%, 09/15/2045	420,000	385,458
5.300%, 09/30/2035	150,000	152,578
TransCanada PipeLines, Ltd. 5.850%, 03/15/2036	425,000	443,389
Valero Energy Corp. 7.500%, 04/15/2032	270,000	309,072
		19,483,222
Financials – 7.8%
Ally Financial, Inc.
5.548%, (5.548% to 7-31-32, then Overnight SOFR + 1.780%), 07/31/2033	295,000	297,160
6.184%, (6.184% to 7-26-34, then Overnight SOFR + 2.290%), 07/26/2035	160,000	165,824
American Express Company 4.420%, (4.420% to 8-3-32, then Overnight SOFR + 1.760%), 08/03/2033	1,046,000	1,038,209
American International Group, Inc. 5.125%, 03/27/2033	440,000	452,512
Ameriprise Financial, Inc. 5.150%, 05/15/2033	525,000	545,246
Aon Corp. 2.050%, 08/23/2031	440,000	388,655
Aon North America, Inc. 5.450%, 03/01/2034	300,000	311,765
Arch Capital Finance LLC 4.011%, 12/15/2026	400,000	399,949
Ares Capital Corp. 5.875%, 03/01/2029	525,000	538,561
Arthur J. Gallagher & Company
5.450%, 07/15/2034	400,000	414,628
5.550%, 02/15/2055	300,000	287,924
Athene Holding, Ltd.
4.125%, 01/12/2028	225,000	224,777
6.250%, 04/01/2054	250,000	243,118
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Banco Santander SA 1.722%, (1.722% to 9-14-26, then 1 Year CMT + 0.900%), 09/14/2027	$700,000	$688,124
Bank of America Corp.
3.419%, (3.419% to 12-20-27, then 3 month CME Term SOFR + 1.302%), 12/20/2028	1,437,000	1,418,925
3.970%, (3.970% to 3-5-28, then 3 month CME Term SOFR + 1.332%), 03/05/2029	500,000	499,187
3.974%, (3.974% to 2-7-29, then 3 month CME Term SOFR + 1.472%), 02/07/2030	2,105,000	2,093,148
4.443%, (4.443% to 1-20-47, then 3 month CME Term SOFR + 2.252%), 01/20/2048	520,000	451,640
5.468%, (5.468% to 1-23-34, then Overnight SOFR + 1.650%), 01/23/2035	615,000	640,657
5.511%, (5.511% to 1-24-35, then Overnight SOFR + 1.310%), 01/24/2036	680,000	708,967
7.750%, 05/14/2038	480,000	582,740
Bank of Montreal 5.511%, 06/04/2031	500,000	526,078
Barclays PLC
4.950%, 01/10/2047	320,000	294,515
5.367%, (5.367% to 2-25-30, then Overnight SOFR + 1.230%), 02/25/2031	250,000	258,392
5.674%, (5.674% to 3-12-27, then Overnight SOFR + 1.490%), 03/12/2028	500,000	508,904
7.437%, (7.437% to 11-2-32, then 1 Year CMT + 3.500%), 11/02/2033	750,000	857,591
Berkshire Hathaway Finance Corp. 4.400%, 05/15/2042	630,000	578,548
Blackstone Private Credit Fund 5.950%, 07/16/2029	315,000	321,388
Capital One Financial Corp.
5.197%, (5.197% to 9-11-35, then Overnight SOFR + 1.630%), 09/11/2036	300,000	298,487
5.268%, (5.268% to 5-10-32, then Overnight SOFR + 2.370%), 05/10/2033	505,000	517,949
5.700%, (5.700% to 2-1-29, then Overnight SOFR + 1.905%), 02/01/2030	650,000	675,806
Capital One NA 4.650%, 09/13/2028	250,000	253,688
Chubb INA Holdings LLC 4.900%, 08/15/2035	300,000	301,272
Citigroup, Inc.
2.561%, (2.561% to 5-1-31, then Overnight SOFR + 1.167%), 05/01/2032	745,000	676,107
2.666%, (2.666% to 1-29-30, then Overnight SOFR + 1.146%), 01/29/2031	700,000	655,229
4.281%, (4.281% to 4-24-47, then 3 month CME Term SOFR + 2.101%), 04/24/2048	420,000	353,704
4.450%, 09/29/2027	500,000	503,216

The accompanying notes are an integral part of the financial statements.	108

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. (continued)
4.658%, (4.658% to 5-24-27, then Overnight SOFR + 1.887%), 05/24/2028	$700,000	$705,885
5.449%, (5.449% to 6-11-34, then Overnight SOFR + 1.447%), 06/11/2035	865,000	895,785
Citizens Financial Group, Inc.
5.253%, (5.253% to 3-5-30, then Overnight SOFR + 1.259%), 03/05/2031	200,000	205,509
5.718%, (5.718% to 7-23-31, then Overnight SOFR + 1.910%), 07/23/2032	215,000	225,408
CNA Financial Corp. 3.900%, 05/01/2029	320,000	316,823
CNO Financial Group, Inc. 5.250%, 05/30/2029	210,000	213,040
Corebridge Financial, Inc. 3.900%, 04/05/2032	265,000	251,524
Deutsche Bank AG
3.742%, (3.742% to 1-7-32, then Overnight SOFR + 2.257%), 01/07/2033	300,000	278,656
5.297%, (5.297% to 5-9-30, then Overnight SOFR + 1.720%), 05/09/2031	150,000	153,685
5.403%, (5.403% to 9-11-34, then Overnight SOFR + 2.050%), 09/11/2035 (C)	350,000	357,008
5.706%, (5.706% to 2-8-27, then Overnight SOFR + 1.594%), 02/08/2028	250,000	253,924
European Investment Bank
4.375%, 03/19/2027	1,500,000	1,513,572
4.875%, 02/15/2036	1,000,000	1,049,691
Fifth Third Bancorp
5.631%, (5.631% to 1-29-31, then Overnight SOFR + 1.840%), 01/29/2032	300,000	314,876
6.339%, (6.339% to 7-27-28, then Overnight SOFR + 2.340%), 07/27/2029	315,000	331,733
Fiserv, Inc. 2.250%, 06/01/2027	630,000	613,142
Five Corners Funding Trust II 2.850%, 05/15/2030 (D)	630,000	593,096
GE Capital International Funding Company 4.418%, 11/15/2035	647,000	631,368
Global Payments, Inc. 4.450%, 06/01/2028	425,000	425,375
Hartford Insurance Group, Inc. 5.950%, 10/15/2036	170,000	183,190
HSBC Holdings PLC
2.848%, (2.848% to 6-4-30, then Overnight SOFR + 2.387%), 06/04/2031	1,000,000	934,730
4.583%, (4.583% to 6-19-28, then 3 month CME Term SOFR + 1.796%), 06/19/2029	1,050,000	1,059,699
5.240%, (5.240% to 5-13-30, then Overnight SOFR + 1.570%), 05/13/2031	250,000	257,569
6.500%, 09/15/2037	695,000	762,397
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Huntington Bancshares, Inc.
5.272%, (5.272% to 1-15-30, then Overnight SOFR + 1.276%), 01/15/2031	$200,000	$205,790
6.141%, (6.141% to 11-18-34, then 5 Year CMT + 1.700%), 11/18/2039	225,000	234,464
ING Groep NV 4.252%, (4.252% to 3-28-32, then Overnight SOFR + 2.070%), 03/28/2033	300,000	294,653
Inter-American Development Bank
1.125%, 07/20/2028	500,000	470,208
1.125%, 01/13/2031	2,000,000	1,755,343
4.000%, 01/12/2028 (C)	1,000,000	1,008,160
4.500%, 02/15/2030	500,000	514,537
Intercontinental Exchange, Inc.
3.100%, 09/15/2027	440,000	434,471
4.600%, 03/15/2033	500,000	504,560
International Bank for Reconstruction & Development
0.750%, 11/24/2027	1,000,000	949,176
4.000%, 01/10/2031	1,000,000	1,008,399
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then Overnight SOFR + 2.040%), 04/22/2031	391,000	364,227
3.109%, (3.109% to 4-22-50, then Overnight SOFR + 2.440%), 04/22/2051	1,940,000	1,317,426
3.509%, (3.509% to 1-23-28, then 3 month CME Term SOFR + 1.207%), 01/23/2029	500,000	495,255
3.540%, (3.540% to 5-1-27, then 3 month CME Term SOFR + 1.642%), 05/01/2028	810,000	805,433
4.452%, (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%), 12/05/2029	900,000	909,273
4.603%, (4.603% to 10-22-29, then Overnight SOFR + 1.040%), 10/22/2030	805,000	816,303
4.851%, (4.851% to 7-25-27, then Overnight SOFR + 1.990%), 07/25/2028	1,000,000	1,012,856
5.294%, (5.294% to 7-22-34, then Overnight SOFR + 1.460%), 07/22/2035	735,000	758,286
6.400%, 05/15/2038	250,000	282,407
KeyBank NA
5.000%, 01/26/2033	325,000	328,255
5.850%, 11/15/2027	250,000	257,545
Lincoln National Corp.
3.625%, 12/12/2026	525,000	523,120
7.000%, 06/15/2040	160,000	179,805
Lloyds Banking Group PLC 4.943%, (4.943% to 11-4-35, then 1 Year CMT + 0.970%), 11/04/2036	994,000	983,434
M&T Bank Corp.
4.553%, (4.553% to 8-16-27, then SOFR Compounded Index + 1.780%), 08/16/2028	100,000	100,531
5.053%, (5.053% to 1-27-33, then Overnight SOFR + 1.850%), 01/27/2034	125,000	125,796

The accompanying notes are an integral part of the financial statements.	109

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
M&T Bank Corp. (continued)
5.179%, (5.179% to 7-8-30, then Overnight SOFR + 1.400%), 07/08/2031	$124,000	$127,301
Marsh & McLennan Companies, Inc.
2.375%, 12/15/2031	250,000	224,211
4.900%, 03/15/2049	265,000	239,676
Mastercard, Inc. 2.000%, 11/18/2031	385,000	343,043
MetLife, Inc.
4.600%, 05/13/2046	520,000	465,090
5.300%, 12/15/2034	300,000	311,985
Mitsubishi UFJ Financial Group, Inc. 5.441%, (5.441% to 2-22-33, then 1 Year CMT + 1.630%), 02/22/2034	215,000	224,984
Morgan Stanley
1.512%, (1.512% to 7-20-26, then Overnight SOFR + 0.858%), 07/20/2027	525,000	517,532
3.622%, (3.622% to 4-1-30, then Overnight SOFR + 3.120%), 04/01/2031	1,000,000	971,624
3.772%, (3.772% to 1-24-28, then 3 month CME Term SOFR + 1.402%), 01/24/2029	635,000	631,413
4.375%, 01/22/2047	1,095,000	945,447
5.164%, (5.164% to 4-20-28, then Overnight SOFR + 1.590%), 04/20/2029	1,000,000	1,022,510
5.320%, (5.320% to 7-19-34, then Overnight SOFR + 1.555%), 07/19/2035	485,000	499,260
6.296%, (6.296% to 10-18-27, then Overnight SOFR + 2.240%), 10/18/2028	1,050,000	1,090,757
Nasdaq, Inc. 1.650%, 01/15/2031	500,000	443,048
National Rural Utilities Cooperative Finance Corp. 4.023%, 11/01/2032	740,000	718,531
NatWest Group PLC
4.964%, (4.964% to 8-15-29, then 1 Year CMT + 1.220%), 08/15/2030	315,000	321,480
5.115%, (5.115% to 5-23-30, then 1 Year CMT + 1.050%), 05/23/2031	300,000	307,951
5.583%, (5.583% to 3-1-27, then 1 Year CMT + 1.100%), 03/01/2028	225,000	228,952
5.778%, (5.778% to 3-1-34, then 1 Year CMT + 1.500%), 03/01/2035	210,000	222,046
Nomura Holdings, Inc. 3.103%, 01/16/2030	1,050,000	997,252
PayPal Holdings, Inc.
2.300%, 06/01/2030	455,000	421,314
2.850%, 10/01/2029	500,000	478,938
Prudential Financial, Inc. 4.350%, 02/25/2050	300,000	248,790
Raymond James Financial, Inc. 4.950%, 07/15/2046	525,000	480,054
Royal Bank of Canada
2.300%, 11/03/2031	850,000	765,028
4.900%, 01/12/2028	300,000	305,988
S&P Global, Inc. 2.900%, 03/01/2032	640,000	589,867
Santander Holdings USA, Inc. 4.400%, 07/13/2027	250,000	250,700
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
State Street Corp. 5.159%, (5.159% to 5-18-33, then Overnight SOFR + 1.890%), 05/18/2034	$740,000	$765,042
Sumitomo Mitsui Financial Group, Inc.
3.364%, 07/12/2027	760,000	754,589
5.558%, 07/09/2034	375,000	394,198
5.710%, 01/13/2030	350,000	368,700
The Allstate Corp.
4.200%, 12/15/2046	300,000	246,990
5.250%, 03/30/2033	250,000	260,224
The Bank of New York Mellon Corp.
3.250%, 05/16/2027	800,000	794,532
4.596%, (4.596% to 7-26-29, then SOFR + 1.755%), 07/26/2030	240,000	244,363
The Bank of Nova Scotia 4.850%, 02/01/2030	715,000	731,727
The Charles Schwab Corp.
3.200%, 01/25/2028	330,000	325,477
5.853%, (5.853% to 5-19-33, then Overnight SOFR + 2.500%), 05/19/2034	320,000	342,782
The Goldman Sachs Group, Inc.
2.600%, 02/07/2030	720,000	676,563
2.650%, (2.650% to 10-21-31, then Overnight SOFR + 1.264%), 10/21/2032	405,000	365,563
3.102%, (3.102% to 2-24-32, then Overnight SOFR + 1.410%), 02/24/2033	1,000,000	921,226
3.210%, (3.210% to 4-22-41, then Overnight SOFR + 1.513%), 04/22/2042	1,035,000	799,731
4.482%, (4.482% to 8-23-27, then Overnight SOFR + 1.725%), 08/23/2028	1,000,000	1,007,016
5.727%, (5.727% to 4-25-29, then Overnight SOFR + 1.265%), 04/25/2030	600,000	626,833
The PNC Financial Services Group, Inc.
3.450%, 04/23/2029	1,060,000	1,042,552
4.899%, (4.899% to 5-13-30, then Overnight SOFR + 1.333%), 05/13/2031	320,000	327,493
The Toronto-Dominion Bank 2.000%, 09/10/2031	830,000	741,797
The Travelers Companies, Inc.
4.050%, 03/07/2048	300,000	243,606
5.050%, 07/24/2035	300,000	304,689
Travelers Property Casualty Corp. 7.750%, 04/15/2026	50,000	50,498
Truist Financial Corp.
1.125%, 08/03/2027	525,000	502,845
5.435%, (5.435% to 1-24-29, then Overnight SOFR + 1.620%), 01/24/2030	525,000	543,549
U.S. Bancorp
5.384%, (5.384% to 1-23-29, then Overnight SOFR + 1.560%), 01/23/2030	630,000	652,482
5.836%, (5.836% to 6-10-33, then Overnight SOFR + 2.260%), 06/12/2034	630,000	672,141
Visa, Inc.
2.050%, 04/15/2030	635,000	588,445

The accompanying notes are an integral part of the financial statements.	110

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Visa, Inc. (continued)
4.300%, 12/14/2045	$488,000	$425,989
Wells Fargo & Company
2.572%, (2.572% to 2-11-30, then 3 month CME Term SOFR + 1.262%), 02/11/2031	2,035,000	1,900,659
3.068%, (3.068% to 4-30-40, then Overnight SOFR + 2.530%), 04/30/2041	1,600,000	1,240,945
3.350%, (3.350% to 3-2-32, then Overnight SOFR + 1.500%), 03/02/2033	1,035,000	966,004
3.526%, (3.526% to 3-24-27, then SOFR + 1.510%), 03/24/2028	400,000	397,400
Westpac Banking Corp.
4.354%, 07/01/2030	300,000	303,268
5.618%, (5.618% to 11-20-34, then 1 Year CMT + 1.200%), 11/20/2035	500,000	516,451
		84,581,129
Health care – 2.7%
Abbott Laboratories
3.750%, 11/30/2026	283,000	282,991
4.750%, 11/30/2036	330,000	332,027
AbbVie, Inc.
3.200%, 11/21/2029	1,030,000	998,869
4.400%, 11/06/2042	690,000	613,756
4.950%, 03/15/2031	200,000	206,799
5.050%, 03/15/2034	275,000	282,614
Amgen, Inc.
4.400%, 05/01/2045	260,000	222,376
4.663%, 06/15/2051	494,000	422,662
5.250%, 03/02/2033	1,210,000	1,252,545
Astrazeneca Finance LLC
4.900%, 03/03/2030	250,000	258,144
5.000%, 02/26/2034	250,000	258,616
Baxter International, Inc. 3.950%, 04/01/2030	530,000	516,175
Becton, Dickinson and Company
3.700%, 06/06/2027	100,000	99,582
4.685%, 12/15/2044	420,000	372,068
Biogen, Inc. 3.250%, 02/15/2051	591,000	388,884
Boston Scientific Corp.
2.650%, 06/01/2030	525,000	494,007
4.000%, 03/01/2028	50,000	50,076
Bristol-Myers Squibb Company
3.250%, 08/01/2042	545,000	418,592
4.550%, 02/20/2048	300,000	259,539
5.200%, 02/22/2034	420,000	436,615
Cardinal Health, Inc. 5.125%, 02/15/2029	525,000	540,317
Centene Corp. 4.250%, 12/15/2027	535,000	531,850
CVS Health Corp.
4.300%, 03/25/2028	719,000	721,381
5.050%, 03/25/2048	520,000	458,406
5.450%, 09/15/2035	516,000	528,183
DH Europe Finance II Sarl 3.250%, 11/15/2039	300,000	245,725
Dignity Health 4.500%, 11/01/2042	300,000	260,156
Elevance Health, Inc.
4.101%, 03/01/2028	370,000	370,348
4.600%, 09/15/2032	250,000	249,871
4.650%, 08/15/2044	150,000	132,202
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Elevance Health, Inc. (continued)
6.100%, 10/15/2052	$353,000	$363,883
Eli Lilly & Company
2.250%, 05/15/2050	530,000	304,897
4.750%, 02/12/2030	275,000	282,777
5.100%, 02/12/2035	200,000	206,725
5.500%, 02/12/2055	250,000	250,213
Evernorth Health, Inc. 6.125%, 11/15/2041	330,000	328,180
GE HealthCare Technologies, Inc. 5.857%, 03/15/2030	250,000	264,378
Gilead Sciences, Inc.
4.500%, 02/01/2045	250,000	221,060
5.100%, 06/15/2035	375,000	384,302
GlaxoSmithKline Capital, Inc.
3.875%, 05/15/2028	225,000	225,177
6.375%, 05/15/2038	230,000	257,948
HCA, Inc.
3.500%, 09/01/2030	275,000	264,456
4.500%, 02/15/2027	225,000	225,490
5.500%, 06/15/2047	420,000	396,903
5.600%, 04/01/2034	530,000	552,747
Humana, Inc. 3.950%, 03/15/2027	370,000	368,927
Johnson & Johnson
2.100%, 09/01/2040	500,000	352,429
5.850%, 07/15/2038	315,000	347,117
Laboratory Corp. of America Holdings 2.950%, 12/01/2029	530,000	504,623
McKesson Corp. 4.950%, 05/30/2032	220,000	226,105
Medtronic, Inc. 4.375%, 03/15/2035	530,000	519,811
Merck & Company, Inc.
2.150%, 12/10/2031	350,000	311,599
5.000%, 05/17/2053	250,000	229,613
Merck Sharp & Dohme Corp. 6.400%, 03/01/2028	540,000	568,585
Pfizer Investment Enterprises Pte, Ltd.
4.650%, 05/19/2030	400,000	407,900
4.750%, 05/19/2033	350,000	353,711
5.300%, 05/19/2053	1,000,000	946,876
Pfizer, Inc. 4.400%, 05/15/2044	304,000	270,712
Quest Diagnostics, Inc.
4.200%, 06/30/2029	320,000	320,969
4.700%, 03/30/2045	320,000	287,121
Regeneron Pharmaceuticals, Inc. 2.800%, 09/15/2050	1,050,000	640,368
Royalty Pharma PLC 5.200%, 09/25/2035	200,000	201,011
Solventum Corp.
5.450%, 03/13/2031	300,000	312,936
5.600%, 03/23/2034	100,000	104,049
Stryker Corp. 4.625%, 03/15/2046	370,000	330,376
Takeda Pharmaceutical Company, Ltd. 5.300%, 07/05/2034	525,000	541,620
Takeda US Financing, Inc. 5.900%, 07/07/2055	300,000	303,432
The Cigna Group 4.375%, 10/15/2028	530,000	534,818
Thermo Fisher Scientific, Inc.
2.000%, 10/15/2031	400,000	356,986
5.404%, 08/10/2043	225,000	226,325

The accompanying notes are an integral part of the financial statements.	111

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
UnitedHealth Group, Inc.
2.300%, 05/15/2031	$530,000	$477,960
2.900%, 05/15/2050	400,000	255,403
4.375%, 03/15/2042	60,000	52,752
4.450%, 12/15/2048	300,000	252,119
5.350%, 02/15/2033	700,000	729,299
5.800%, 03/15/2036	350,000	373,400
5.950%, 06/15/2055	250,000	256,698
Zimmer Biomet Holdings, Inc. 5.050%, 02/19/2030	400,000	412,553
Zoetis, Inc. 2.000%, 05/15/2030	330,000	301,908
		29,414,623
Industrials – 2.1%
3M Company 5.150%, 03/15/2035	520,000	531,491
AerCap Ireland Capital DAC
3.300%, 01/30/2032	550,000	507,826
3.850%, 10/29/2041	250,000	204,296
4.625%, 09/10/2029	250,000	252,488
5.750%, 06/06/2028	1,000,000	1,035,376
Air Lease Corp.
3.125%, 12/01/2030	645,000	597,706
3.625%, 12/01/2027	400,000	395,394
American Airlines 2016-2 Class AA Pass Through Trust 3.200%, 06/15/2028	192,885	188,584
Automatic Data Processing, Inc. 4.450%, 09/09/2034	545,000	543,354
Burlington Northern Santa Fe LLC 4.400%, 03/15/2042	370,000	330,337
Canadian Pacific Railway Company 2.875%, 11/15/2029	500,000	477,703
Carrier Global Corp.
2.493%, 02/15/2027	215,000	211,504
3.577%, 04/05/2050	170,000	125,153
Caterpillar, Inc.
2.600%, 04/09/2030	560,000	529,742
3.250%, 04/09/2050	425,000	302,955
CNH Industrial Capital LLC 4.550%, 04/10/2028	525,000	528,590
CSX Corp.
3.800%, 04/15/2050	1,035,000	786,835
4.250%, 03/15/2029	430,000	433,491
Deere & Company 3.100%, 04/15/2030	540,000	520,247
Eaton Capital ULC 4.450%, 05/09/2030	340,000	343,561
Equifax, Inc. 3.100%, 05/15/2030	855,000	809,249
General Dynamics Corp. 3.625%, 04/01/2030	525,000	515,271
General Electric Company
4.500%, 03/11/2044	200,000	179,931
6.750%, 03/15/2032	66,000	74,760
6.875%, 01/10/2039	198,000	233,100
Honeywell International, Inc. 1.950%, 06/01/2030	525,000	478,820
Ingersoll Rand, Inc.
5.400%, 08/14/2028	200,000	206,737
5.700%, 08/14/2033	220,000	233,089
John Deere Capital Corp. 4.500%, 01/08/2027	300,000	302,271
Johnson Controls, Inc. 5.700%, 03/01/2041	150,000	146,567
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
L3Harris Technologies, Inc. 2.900%, 12/15/2029	$300,000	$284,973
Lockheed Martin Corp.
3.800%, 03/01/2045	425,000	340,836
5.250%, 01/15/2033	505,000	530,785
Norfolk Southern Corp. 4.837%, 10/01/2041	260,000	245,082
Northrop Grumman Corp.
3.250%, 01/15/2028	125,000	123,396
4.400%, 05/01/2030	200,000	201,690
Regal Rexnord Corp. 6.050%, 04/15/2028	310,000	320,684
Republic Services, Inc. 2.375%, 03/15/2033	415,000	362,366
RTX Corp.
4.625%, 11/16/2048	525,000	457,345
6.000%, 03/15/2031	500,000	538,576
6.125%, 07/15/2038	225,000	246,085
Southwest Airlines Company 5.125%, 06/15/2027	520,000	526,549
Stanley Black & Decker, Inc.
2.750%, 11/15/2050	330,000	195,866
4.250%, 11/15/2028	100,000	100,081
The Boeing Company
2.950%, 02/01/2030	440,000	416,865
3.750%, 02/01/2050	400,000	290,903
5.040%, 05/01/2027	200,000	202,047
5.805%, 05/01/2050	645,000	634,418
8.750%, 09/15/2031	90,000	107,327
TR Finance LLC 4.500%, 05/23/2043	250,000	206,333
Trane Technologies Holdco, Inc. 4.300%, 02/21/2048	600,000	502,048
Uber Technologies, Inc. 4.300%, 01/15/2030	535,000	538,341
Union Pacific Corp.
3.799%, 10/01/2051	343,000	258,657
3.799%, 04/06/2071	800,000	548,415
4.500%, 01/20/2033	530,000	535,099
United Airlines 2016-2 Class AA Pass Through Trust 2.875%, 10/07/2028	180,664	174,167
United Parcel Service, Inc.
3.400%, 03/15/2029	435,000	428,462
5.950%, 05/14/2055	200,000	206,444
Verisk Analytics, Inc. 4.125%, 03/15/2029	600,000	598,812
Waste Management, Inc.
2.500%, 11/15/2050	320,000	190,997
4.950%, 07/03/2031	200,000	207,023
4.950%, 03/15/2035	275,000	279,299
		22,826,399
Information technology – 1.7%
Amphenol Corp. 4.625%, 02/15/2036	547,000	535,906
Analog Devices, Inc.
2.100%, 10/01/2031	220,000	195,424
5.300%, 04/01/2054	200,000	192,346
Apple, Inc.
1.650%, 05/11/2030	975,000	886,559
4.000%, 05/10/2028	250,000	251,900
4.100%, 08/08/2062	735,000	577,759
4.650%, 02/23/2046	325,000	298,379
4.850%, 05/10/2053	300,000	283,600

The accompanying notes are an integral part of the financial statements.	112

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Applied Materials, Inc. 5.100%, 10/01/2035 (C)	$495,000	$510,213
Broadcom, Inc.
2.600%, 02/15/2033	800,000	704,493
3.137%, 11/15/2035 (D)	600,000	516,712
4.300%, 11/15/2032	700,000	690,493
4.800%, 10/15/2034	400,000	400,769
CDW LLC
5.100%, 03/01/2030	200,000	203,668
5.550%, 08/22/2034	100,000	101,891
Cisco Systems, Inc.
4.950%, 02/24/2032	250,000	258,012
5.900%, 02/15/2039	80,000	86,004
Corning, Inc. 4.750%, 03/15/2042	200,000	183,646
Dell International LLC
4.750%, 04/01/2028	245,000	248,490
5.400%, 04/15/2034	600,000	616,155
Eaton Corp. 3.103%, 09/15/2027	500,000	494,655
Hewlett Packard Enterprise Company 6.200%, 10/15/2035 (C)	425,000	459,274
HP, Inc. 6.000%, 09/15/2041 (C)	525,000	529,831
IBM Corp.
4.000%, 06/20/2042	210,000	175,944
5.600%, 11/30/2039	21,000	21,696
Intel Corp.
2.000%, 08/12/2031	545,000	477,941
5.200%, 02/10/2033 (C)	1,030,000	1,049,450
Micron Technology, Inc. 5.800%, 01/15/2035	400,000	421,534
Microsoft Corp. 2.525%, 06/01/2050	1,538,000	939,025
Motorola Solutions, Inc.
4.600%, 05/23/2029	175,000	177,101
5.400%, 04/15/2034	175,000	180,712
NVIDIA Corp. 2.000%, 06/15/2031	425,000	382,542
NXP BV 3.400%, 05/01/2030	520,000	501,473
Oracle Corp.
2.875%, 03/25/2031	435,000	390,887
3.250%, 11/15/2027	610,000	596,744
4.000%, 11/15/2047	400,000	274,677
4.125%, 05/15/2045	545,000	392,145
4.200%, 09/27/2029	300,000	294,017
4.700%, 09/27/2034	200,000	185,457
5.550%, 02/06/2053	315,000	261,412
5.950%, 09/26/2055	543,000	481,106
Qualcomm, Inc. 1.650%, 05/20/2032	626,000	534,264
Roper Technologies, Inc. 4.200%, 09/15/2028	500,000	501,397
Salesforce, Inc. 2.700%, 07/15/2041	445,000	322,788
Texas Instruments, Inc.
3.875%, 03/15/2039	235,000	209,707
4.500%, 05/23/2030	200,000	203,185
VMware LLC 1.800%, 08/15/2028	435,000	411,349
		18,612,732
Materials – 0.6%
Air Products and Chemicals, Inc. 1.850%, 05/15/2027	530,000	516,712
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Avery Dennison Corp. 2.650%, 04/30/2030	$400,000	$373,218
Eastman Chemical Company 4.650%, 10/15/2044	520,000	440,943
Freeport-McMoRan, Inc.
4.375%, 08/01/2028	225,000	225,069
5.400%, 11/14/2034	200,000	206,209
5.450%, 03/15/2043	325,000	314,613
International Paper Company 5.000%, 09/15/2035	525,000	520,880
Kinross Gold Corp. 6.875%, 09/01/2041	200,000	217,458
LYB International Finance II BV 3.500%, 03/02/2027	400,000	397,908
Martin Marietta Materials, Inc. 2.400%, 07/15/2031	300,000	270,685
Newmont Corp. 5.350%, 03/15/2034	250,000	261,314
Nucor Corp. 2.700%, 06/01/2030	300,000	282,492
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033	115,000	125,825
Rio Tinto Finance USA PLC 4.750%, 03/22/2042	285,000	265,533
Rio Tinto Finance USA, Ltd. 5.200%, 11/02/2040	250,000	249,322
The Dow Chemical Company
4.375%, 11/15/2042	420,000	332,473
9.400%, 05/15/2039	130,000	167,123
The Sherwin-Williams Company 3.450%, 06/01/2027	325,000	322,519
Vulcan Materials Company 3.500%, 06/01/2030	330,000	319,667
WRKCo, Inc. 4.900%, 03/15/2029	265,000	269,837
		6,079,800
Real estate – 0.9%
Alexandria Real Estate Equities, Inc. 1.875%, 02/01/2033	415,000	339,858
American Homes 4 Rent LP
3.625%, 04/15/2032	350,000	330,585
4.950%, 06/15/2030	190,000	193,802
American Tower Corp.
3.800%, 08/15/2029	525,000	516,914
4.050%, 03/15/2032	345,000	335,805
AvalonBay Communities, Inc. 2.050%, 01/15/2032	420,000	368,257
Boston Properties LP 2.550%, 04/01/2032	520,000	453,633
Brixmor Operating Partnership LP
4.125%, 05/15/2029	500,000	497,967
5.200%, 04/01/2032	290,000	296,991
Crown Castle, Inc. 2.500%, 07/15/2031	645,000	576,603
Digital Realty Trust LP 4.450%, 07/15/2028	210,000	211,291
Equinix, Inc. 2.150%, 07/15/2030	400,000	362,790
Essex Portfolio LP 3.000%, 01/15/2030	215,000	204,235
Extra Space Storage LP 2.350%, 03/15/2032	525,000	459,563
GLP Capital LP 5.300%, 01/15/2029	630,000	640,966

The accompanying notes are an integral part of the financial statements.	113

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Healthpeak OP LLC 3.500%, 07/15/2029	$420,000	$408,223
Kimco Realty OP LLC 2.250%, 12/01/2031	265,000	235,054
Mid-America Apartments LP 3.950%, 03/15/2029	420,000	417,497
Prologis LP
5.125%, 01/15/2034	290,000	297,703
5.250%, 06/15/2053	250,000	237,556
Public Storage Operating Company 4.375%, 07/01/2030	250,000	252,040
Realty Income Corp. 3.250%, 01/15/2031	200,000	190,406
Regency Centers LP 5.000%, 07/15/2032	320,000	327,630
Simon Property Group LP
3.375%, 06/15/2027	530,000	526,116
5.125%, 10/01/2035	250,000	253,751
Ventas Realty LP 2.500%, 09/01/2031	200,000	179,713
VICI Properties LP
5.125%, 05/15/2032	200,000	201,384
5.625%, 04/01/2035	170,000	173,602
Welltower OP LLC
2.750%, 01/15/2031	325,000	302,294
5.125%, 07/01/2035	250,000	255,146
		10,047,375
Utilities – 2.3%
AEP Transmission Company LLC 3.750%, 12/01/2047	420,000	321,474
Ameren Corp. 3.500%, 01/15/2031	860,000	827,051
American Electric Power Company, Inc. 5.625%, 03/01/2033	170,000	178,533
American Water Capital Corp. 4.300%, 09/01/2045	365,000	311,653
Arizona Public Service Company 3.350%, 05/15/2050	520,000	356,613
Baltimore Gas & Electric Company 4.550%, 06/01/2052	700,000	589,472
Berkshire Hathaway Energy Company
4.500%, 02/01/2045	680,000	589,774
6.125%, 04/01/2036	456,000	494,530
CenterPoint Energy, Inc. 2.950%, 03/01/2030	336,000	318,399
Consolidated Edison Company of New York, Inc.
3.950%, 04/01/2050	730,000	568,376
5.500%, 03/15/2034	270,000	283,281
Constellation Energy Generation LLC
6.125%, 01/15/2034	185,000	200,526
6.250%, 10/01/2039	160,000	173,353
Consumers Energy Company 2.650%, 08/15/2052	684,000	422,788
Dominion Energy South Carolina, Inc. 4.600%, 06/15/2043	395,000	354,323
Dominion Energy, Inc. 3.375%, 04/01/2030	530,000	511,364
DTE Electric Company
3.750%, 08/15/2047	300,000	230,008
5.200%, 04/01/2033	250,000	259,797
Duke Energy Carolinas LLC 6.000%, 01/15/2038	300,000	323,012
Duke Energy Corp.
2.450%, 06/01/2030	725,000	672,153
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Duke Energy Corp. (continued)
4.800%, 12/15/2045	$500,000	$443,303
5.000%, 08/15/2052	630,000	556,184
5.750%, 09/15/2033	500,000	529,464
Duke Energy Progress NC Storm Funding II LLC 4.890%, 01/01/2046	500,000	493,409
Entergy Texas, Inc. 1.750%, 03/15/2031	730,000	643,742
Essential Utilities, Inc. 4.276%, 05/01/2049	415,000	335,296
Eversource Energy 4.250%, 04/01/2029	330,000	329,124
Exelon Corp.
4.950%, 06/15/2035	225,000	224,188
5.100%, 06/15/2045	350,000	323,620
5.125%, 03/15/2031	200,000	206,470
FirstEnergy Corp. 2.650%, 03/01/2030	375,000	349,643
Florida Power & Light Company 5.650%, 02/01/2037	315,000	336,624
Georgia Power Company
4.950%, 05/17/2033	330,000	336,455
5.950%, 02/01/2039 (C)	335,000	355,296
Indiana Michigan Power Company
3.850%, 05/15/2028	400,000	399,279
6.050%, 03/15/2037	207,000	225,469
NextEra Energy Capital Holdings, Inc.
2.250%, 06/01/2030	730,000	671,339
5.250%, 02/28/2053	725,000	674,946
5.550%, 03/15/2054	220,000	212,497
NiSource, Inc.
3.950%, 03/30/2048	300,000	233,975
5.400%, 06/30/2033	950,000	985,166
Oncor Electric Delivery Company LLC
4.550%, 09/15/2032	115,000	114,906
7.500%, 09/01/2038	188,000	224,826
Pacific Gas & Electric Company
2.500%, 02/01/2031	400,000	359,984
3.750%, 07/01/2028	30,000	29,606
4.550%, 07/01/2030	257,000	255,896
4.950%, 07/01/2050	757,000	639,841
5.800%, 05/15/2034	355,000	368,691
PacifiCorp 6.000%, 01/15/2039	335,000	340,597
PPL Electric Utilities Corp. 5.000%, 05/15/2033	265,000	271,293
Public Service Company of Colorado 3.600%, 09/15/2042	520,000	409,418
Public Service Electric & Gas Company 3.100%, 03/15/2032	300,000	277,950
San Diego Gas & Electric Company 6.125%, 09/15/2037 (C)	202,000	219,236
Sempra 3.400%, 02/01/2028	200,000	196,953
Southern California Edison Company
2.250%, 06/01/2030	755,000	684,848
5.350%, 07/15/2035	130,000	130,629
Southern California Gas Company 6.350%, 11/15/2052	430,000	464,778
The Connecticut Light & Power Company 4.300%, 04/15/2044	255,000	218,379
The Southern Company
3.700%, 04/30/2030	310,000	302,643

The accompanying notes are an integral part of the financial statements.	114

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
The Southern Company (continued)
4.400%, 07/01/2046	$420,000	$354,319
5.700%, 03/15/2034	300,000	315,831
Virginia Electric & Power Company
4.625%, 05/15/2052	270,000	227,313
8.875%, 11/15/2038	190,000	253,853
Wisconsin Electric Power Company 4.750%, 09/30/2032	220,000	224,002
Xcel Energy, Inc. 4.600%, 06/01/2032	630,000	626,549
		24,364,310
TOTAL CORPORATE BONDS (Cost $275,858,628)		$267,669,652
MUNICIPAL BONDS – 0.3%
Bay Area Toll Authority (California) 6.907%, 10/01/2050	50,000	56,588
Illinois State Toll Highway Authority 6.184%, 01/01/2034	150,000	159,277
Metropolitan Washington Airports Authority 7.462%, 10/01/2046	40,000	47,545
New Jersey Turnpike Authority 7.102%, 01/01/2041	90,000	105,156
New York City Transitional Finance Authority 5.588%, 05/01/2038	500,000	521,777
New York State Dormitory Authority 5.628%, 03/15/2039	340,000	349,470
New York State Urban Development Corp. 5.770%, 03/15/2039	235,000	242,043
Oklahoma Development Finance Authority 4.380%, 11/01/2045	500,000	471,626
State of California, GO 7.300%, 10/01/2039	400,000	465,509
State of California, GO 7.500%, 04/01/2034	80,000	93,333
State of Illinois, GO 5.100%, 06/01/2033	100,343	102,839
State of Illinois, GO 7.350%, 07/01/2035	200,000	217,791
State of Texas, GO 5.517%, 04/01/2039	243,700	249,739
Texas Transportation Commission State Highway Fund 5.178%, 04/01/2030	310,000	317,185
TOTAL MUNICIPAL BONDS (Cost $3,312,771)		$3,399,878
COLLATERALIZED MORTGAGE OBLIGATIONS – 1.4%
Commercial and residential – 1.3%
BANK
Series 2017-BNK6, Class A4, 3.254%, 07/15/2060	1,804,416	1,783,663
Series 2022-BNK39, Class A4, 2.928%, 02/15/2055 (E)	2,000,000	1,823,857
BBCMS Mortgage Trust Series 2024-5C29, Class AS 5.627%, 09/15/2057	1,500,000	1,542,077
BMO Mortgage Trust Series 2022-C1, Class A5 3.374%, 02/15/2055 (E)	2,000,000	1,857,442
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
CD Mortgage Trust Series 2017-CD3, Class A4 3.631%, 02/10/2050	$1,090,000	$1,063,899
GS Mortgage Securities Trust
Series 2016-GS4, Class A3, 3.178%, 11/10/2049	1,514,326	1,504,783
Series 2017-GS5, Class A3, 3.409%, 03/10/2050	2,742,204	2,720,224
Morgan Stanley Capital Trust Series 2021-L5, Class A4 2.728%, 05/15/2054	2,000,000	1,819,832
		14,115,777
U.S. Government Agency – 0.1%
Federal Home Loan Mortgage Corp. Series K755, Class A2 5.203%, 02/25/2031	600,000	628,455
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,010,262)		$14,744,232
ASSET-BACKED SECURITIES – 0.4%
Carmax Auto Owner Trust Series 2022-4, Class A4 5.700%, 07/17/2028	1,000,000	1,011,108
Carvana Auto Receivables Trust Series 2024-P2, Class A4 5.210%, 06/10/2030	1,000,000	1,023,182
CNH Equipment Trust Series 2023-B, Class A4 5.460%, 03/17/2031	600,000	618,839
SMB Private Education Loan Trust Series 2021-E, Class A1A 1.680%, 02/15/2051 (D)	631,226	601,309
Toyota Auto Receivables Owner Trust Series 2023-B, Class A4 4.660%, 09/15/2028	1,250,000	1,260,815
TOTAL ASSET-BACKED SECURITIES (Cost $4,539,186)		$4,515,253
SHORT-TERM INVESTMENTS – 0.9%
Short-term funds – 0.9%
John Hancock Collateral Trust, 3.7477% (F)(G)	944,936	9,453,324
TOTAL SHORT-TERM INVESTMENTS (Cost $9,453,504)		$9,453,324
Total Investments (Total Bond Market Trust) (Cost $1,123,102,878) – 99.9%		$1,077,148,393
Other assets and liabilities, net – 0.1%		1,197,772
TOTAL NET ASSETS – 100.0%		$1,078,346,165
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
GO	General Obligation
IBOR	Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed-delivery basis.
(C)	All or a portion of this security is on loan as of 12-31-25.

The accompanying notes are an integral part of the financial statements.	115

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Total Bond Market Trust (continued)
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	The rate shown is the annualized seven-day yield as of 12-31-25.
(G)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $1,630,424.
Ultra Short Term Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.4%
U.S. Government Agency – 0.4%
Federal Home Loan Mortgage Corp.
6.015%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.515%), 12/01/2035 (A)	$7,748	$7,875
6.065%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.565%), 12/01/2036 (A)	17,724	18,029
6.072%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.447%), 06/01/2036 (A)	11,973	12,240
6.141%, (1 Year CMT + 2.108%), 12/01/2035 (A)	43,143	43,960
6.165%, (1 Year CMT + 2.165%), 11/01/2036 (A)	25,180	25,634
6.231%, (1 Year CMT + 2.231%), 05/01/2034 (A)	45,041	45,958
6.353%, (1 Year CMT + 2.295%), 08/01/2035 (A)	38,381	39,313
6.420%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.538%), 02/01/2036 (A)	21,808	22,314
6.450%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.583%), 05/01/2037 (A)	34,389	35,234
Federal National Mortgage Association
5.839%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.295%), 10/01/2038 (A)	11,509	11,710
6.051%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.432%), 04/01/2035 (A)	125,012	127,720
6.051%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.484%), 10/01/2035 (A)	42,769	43,495
6.132%, (1 Year CMT + 2.157%), 01/01/2036 (A)	14,792	15,120
6.136%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.529%), 02/01/2035 (A)	25,347	25,778
6.189%, (1 Year CMT + 2.161%), 01/01/2036 (A)	50,831	51,881
6.250%, (1 Year CMT + 2.193%), 02/01/2035 (A)	62,325	63,716
6.273%, (1 Year CMT + 2.204%), 05/01/2036 (A)	87,206	89,209
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
6.358%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.566%), 07/01/2035 (A)	$68,790	$70,381
6.382%, (1 Year CMT + 2.277%), 07/01/2035 (A)	42,930	43,853
6.423%, (1 Year CMT + 2.333%), 05/01/2034 (A)	33,703	34,519
		827,939
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $854,019)		$827,939
CORPORATE BONDS – 55.0%
Communication services – 3.8%
AT&T, Inc. 1.700%, 03/25/2026	914,000	909,377
Netflix, Inc. 4.375%, 11/15/2026	930,000	934,772
T-Mobile USA, Inc. 2.250%, 02/15/2026	2,560,000	2,554,142
TWDC Enterprises 18 Corp. 3.000%, 02/13/2026	2,000,000	1,997,527
Verizon Communications, Inc. 4.125%, 03/16/2027	1,237,000	1,239,940
		7,635,758
Consumer discretionary – 6.0%
American Honda Finance Corp.
2.300%, 09/09/2026	700,000	692,362
4.950%, 01/09/2026	700,000	700,126
BMW US Capital LLC 2.800%, 04/11/2026 (B)	3,000,000	2,989,935
Ford Motor Credit Company LLC 4.389%, 01/08/2026	1,107,000	1,107,069
General Motors Financial Company, Inc. 5.050%, 04/04/2028	2,000,000	2,036,864
Hyundai Capital America 5.250%, 01/08/2027 (B)	2,000,000	2,022,777
Mercedes-Benz Finance North America LLC 5.200%, 08/03/2026 (B)	1,400,000	1,409,852
Royal Caribbean Cruises, Ltd. 7.500%, 10/15/2027	1,000,000	1,056,258
		12,015,243
Consumer staples – 1.7%
Kraft Heinz Foods Company 3.875%, 05/15/2027	1,500,000	1,495,965
Mars, Inc. 4.600%, 03/01/2028 (B)	2,000,000	2,027,401
		3,523,366
Energy – 2.5%
Energy Transfer LP 5.500%, 06/01/2027	1,099,000	1,116,750
Enterprise Products Operating LLC 5.050%, 01/10/2026	1,430,000	1,430,016
MPLX LP 1.750%, 03/01/2026	695,000	692,259
Phillips 66 Company 3.550%, 10/01/2026	1,131,000	1,127,907
Spectra Energy Partners LP 3.375%, 10/15/2026	680,000	676,928
		5,043,860

The accompanying notes are an integral part of the financial statements.	116

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials – 20.8%
Ares Capital Corp. 3.875%, 01/15/2026	$1,840,000	$1,839,859
Athene Global Funding 5.620%, 05/08/2026 (B)	1,800,000	1,808,541
Bank of Montreal 4.062%, (4.062% to 9-22-27, then SOFR Compounded Index + 0.750%), 09/22/2028	2,000,000	2,001,339
Blackstone Private Credit Fund 2.625%, 12/15/2026	1,092,000	1,072,788
Blackstone Secured Lending Fund 2.125%, 02/15/2027	1,108,000	1,077,959
BNP Paribas SA 4.400%, 08/14/2028 (B)	2,000,000	2,003,913
Capital One NA 4.250%, 03/13/2026	2,000,000	2,000,550
Comerica Bank 7.875%, 09/15/2026	1,500,000	1,534,597
Credit Agricole SA 1.247%, (1.247% to 1-26-26, then Overnight SOFR + 0.892%), 01/26/2027 (B)	2,000,000	1,995,803
Fifth Third Bank NA 4.967%, (4.967% to 1-28-27, then Overnight SOFR + 0.810%), 01/28/2028	2,000,000	2,018,824
Goldman Sachs Bank USA 5.283%, (5.283% to 3-18-26, then Overnight SOFR + 0.777%), 03/18/2027	902,000	904,257
ING Groep NV 3.950%, 03/29/2027	904,000	903,500
JPMorgan Chase & Co.
3.960%, (3.960% to 1-29-26, then 3 month CME Term SOFR + 1.507%), 01/29/2027	908,000	907,838
4.851%, (4.851% to 7-25-27, then Overnight SOFR + 1.990%), 07/25/2028	2,845,000	2,881,577
KeyCorp 2.250%, 04/06/2027	1,500,000	1,466,066
Morgan Stanley 3.950%, 04/23/2027	922,000	921,347
PNC Bank NA 3.100%, 10/25/2027	2,000,000	1,975,106
Royal Bank of Canada 4.650%, 01/27/2026	700,000	700,243
Sammons Financial Group Global Funding 5.050%, 01/10/2028 (B)	1,000,000	1,015,528
Santander Holdings USA, Inc. 3.244%, 10/05/2026	3,000,000	2,981,391
Sixth Street Specialty Lending, Inc. 2.500%, 08/01/2026 (C)	583,000	575,838
Societe Generale SA 5.250%, 02/19/2027 (B)	1,000,000	1,011,364
The Goldman Sachs Group, Inc. 1.431%, (1.431% to 3-9-26, then Overnight SOFR + 0.798%), 03/09/2027	2,000,000	1,989,780
The Toronto-Dominion Bank 1.200%, 06/03/2026	2,000,000	1,977,042
Truist Bank 3.300%, 05/15/2026	700,000	698,010
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
UBS Group AG
4.125%, 04/15/2026 (B)	$700,000	$700,298
4.282%, 01/09/2028 (B)	997,000	998,415
Wells Fargo & Company
3.000%, 10/23/2026	931,000	924,192
4.100%, 06/03/2026	903,000	903,084
		41,789,049
Health care – 7.0%
AbbVie, Inc. 3.200%, 05/14/2026	3,000,000	2,993,288
Amgen, Inc. 2.600%, 08/19/2026	1,045,000	1,036,900
Astrazeneca Finance LLC 1.200%, 05/28/2026	2,000,000	1,979,545
CVS Health Corp. 5.000%, 02/20/2026	3,000,000	3,001,140
Pfizer Investment Enterprises Pte, Ltd. 4.450%, 05/19/2028	2,500,000	2,533,146
Royalty Pharma PLC 1.750%, 09/02/2027	1,180,000	1,136,434
Solventum Corp. 5.450%, 02/25/2027	341,000	345,914
UnitedHealth Group, Inc. 4.400%, 06/15/2028	1,000,000	1,011,018
		14,037,385
Industrials – 2.9%
AerCap Ireland Capital DAC
6.100%, 01/15/2027	655,000	667,384
6.450%, 04/15/2027	1,941,000	1,993,883
CSX Corp. 2.600%, 11/01/2026	2,000,000	1,978,896
The Boeing Company 5.040%, 05/01/2027	1,152,000	1,163,793
		5,803,956
Information technology – 2.6%
Apple, Inc. 0.700%, 02/08/2026	1,000,000	996,837
Broadcom, Inc. 3.459%, 09/15/2026	896,000	893,469
Dell International LLC
6.020%, 06/15/2026	286,000	287,250
6.100%, 07/15/2027	772,000	793,097
Marvell Technology, Inc. 1.650%, 04/15/2026 (C)	694,000	689,300
Oracle Corp. 1.650%, 03/25/2026	1,540,000	1,530,290
		5,190,243
Materials – 0.7%
Glencore Funding LLC 4.000%, 03/27/2027 (B)	1,500,000	1,498,489
Real estate – 1.9%
American Tower Corp. 3.375%, 10/15/2026	901,000	896,196
Realty Income Corp.
4.875%, 06/01/2026	700,000	701,738
5.050%, 01/13/2026	1,143,000	1,143,172
VICI Properties LP 4.500%, 09/01/2026 (B)	1,138,000	1,139,110
		3,880,216
Utilities – 5.1%
American Electric Power Company, Inc. 5.750%, 11/01/2027	2,000,000	2,061,498

The accompanying notes are an integral part of the financial statements.	117

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Duke Energy Corp. 4.850%, 01/05/2027	$895,000	$903,326
Enel Finance International NV 3.625%, 05/25/2027 (B)	1,000,000	993,578
NextEra Energy Capital Holdings, Inc. 4.685%, 09/01/2027	2,000,000	2,023,766
Pacific Gas & Electric Company 2.100%, 08/01/2027	1,000,000	969,451
Sempra 5.400%, 08/01/2026	897,000	902,754
Sierra Pacific Power Company 2.600%, 05/01/2026	1,719,000	1,710,689
The Southern Company 3.250%, 07/01/2026	684,000	681,637
		10,246,699
TOTAL CORPORATE BONDS (Cost $110,134,714)		$110,664,264
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.2%
Commercial and residential – 0.1%
Towd Point Mortgage Trust Series 2016-4, Class M1 3.250%, 07/25/2056 (B)(D)	152,390	151,460
U.S. Government Agency – 0.1%
Federal National Mortgage Association Series 2013-10, Class FT (30 day Average SOFR + 0.464%) 4.339%, 04/25/2042 (A)	304,422	301,382
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $455,281)		$452,842
ASSET-BACKED SECURITIES – 23.0%
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class A2 5.681%, 05/17/2032 (B)	915,553	931,643
Series 2024-B, Class A2 4.970%, 09/15/2032 (B)	145,252	146,659
Amur Equipment Finance Receivables XIII LLC Series 2024-1A, Class A2 5.380%, 01/21/2031 (B)	700,944	708,839
ARI Fleet Lease Trust
Series 2024-A, Class A2 5.300%, 11/15/2032 (B)	415,449	417,963
Series 2025-B, Class A2 4.590%, 03/15/2034 (B)	700,000	704,999
Avis Budget Rental Car Funding AESOP LLC
Series 2020-2A, Class A 2.020%, 02/20/2027 (B)	333,333	332,656
Series 2022-3A, Class A 4.620%, 02/20/2027 (B)	283,334	283,443
BMW Vehicle Lease Trust Series 2025-1, Class A2A 4.430%, 09/27/2027	623,979	625,705
BMW Vehicle Owner Trust Series 2023-A, Class A4 5.250%, 11/26/2029	600,000	609,033
Capital One Multi-Asset Execution Trust Series 2023-A1, Class A 4.420%, 05/15/2028	2,000,000	2,003,833
CarMax Auto Owner Trust
Series 2023-1, Class A3 4.750%, 10/15/2027	269,032	269,606
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
CarMax Auto Owner Trust (continued)
Series 2023-2, Class A4 5.010%, 11/15/2028	$1,070,000	$1,083,011
Series 2024-4, Class A3 4.600%, 10/15/2029	432,000	436,556
Series 2025-2, Class A3 4.480%, 03/15/2030	598,000	604,507
Carvana Auto Receivables Trust
Series 2021-P4, Class A4 1.640%, 12/10/2027	276,832	274,696
Series 2022-P3, Class A3 4.610%, 11/10/2027	164,569	164,732
Chase Auto Owner Trust
Series 2022-AA, Class A4 3.990%, 03/27/2028 (B)	704,115	703,902
Series 2024-1A, Class A3 5.130%, 05/25/2029 (B)	114,229	115,262
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.650%, 05/15/2035 (B)	228,604	229,672
Series 2023-2A, Class A1 6.160%, 10/15/2035 (B)	351,195	354,906
Citizens Auto Receivables Trust
Series 2023-2, Class A4 5.740%, 10/15/2030 (B)	1,165,000	1,187,155
Series 2024-1, Class A3 5.110%, 04/17/2028 (B)	1,334,163	1,341,492
CNH Equipment Trust Series 2022-B, Class A3 3.890%, 11/15/2027	74,621	74,590
DLLAA LLC Series 2023-1A, Class A3 5.640%, 02/22/2028 (B)	555,497	561,384
DLLAD LLC
Series 2023-1A, Class A3 4.790%, 01/20/2028 (B)	391,791	394,053
Series 2024-1A, Class A3 5.300%, 07/20/2029 (B)	800,000	816,655
DLLST LLC Series 2024-1A, Class A3 5.050%, 08/20/2027 (B)	132,659	133,234
Enterprise Fleet Financing LLC
Series 2022-1, Class A3 3.270%, 01/20/2028 (B)	76,492	76,428
Series 2022-2, Class A3 4.790%, 05/21/2029 (B)	340,610	341,629
Series 2022-3, Class A2 4.380%, 07/20/2029 (B)	32,007	32,022
Series 2022-3, Class A3 4.290%, 07/20/2029 (B)	137,000	137,208
Series 2022-4, Class A2 5.760%, 10/22/2029 (B)	24,928	25,012
Series 2023-3, Class A2 6.400%, 03/20/2030 (B)	309,428	313,234
Series 2024-1, Class A2 5.230%, 03/20/2030 (B)	564,917	569,137
Series 2024-2, Class A3 5.610%, 04/20/2028 (B)	350,000	355,946
Series 2024-4, Class A2 4.690%, 07/20/2027 (B)	91,375	91,693
Series 2024-4, Class A3 4.560%, 11/20/2028 (B)	600,000	606,137
FCCU Auto Receivables Trust Series 2025-1A, Class A2 4.870%, 01/16/2029 (B)	191,471	192,069

The accompanying notes are an integral part of the financial statements.	118

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Lease Trust Series 2024-B, Class A3 4.990%, 12/15/2027	$1,069,000	$1,074,946
Ford Credit Auto Owner Trust
Series 2022-1, Class A 3.880%, 11/15/2034 (B)	438,000	438,046
Series 2022-C, Class A4 4.590%, 12/15/2027	301,556	302,088
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class A2 (30 day Average SOFR + 1.250%) 5.234%, 05/15/2028 (A)(B)	500,000	501,699
Series 2024-1, Class A1 5.290%, 04/15/2029 (B)	600,000	610,613
GM Financial Automobile Leasing Trust
Series 2025-2, Class A2A 4.550%, 07/20/2027	917,423	920,098
Series 2025-2, Class A3 4.580%, 05/22/2028	600,000	605,384
GM Financial Consumer Automobile Receivables Trust
Series 2022-1, Class A4 1.510%, 04/17/2028	421,167	419,866
Series 2022-2, Class A4 3.250%, 04/17/2028	672,814	671,548
Series 2023-4, Class A4 5.710%, 02/16/2029	160,000	164,028
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class A1 5.340%, 06/15/2028 (B)	500,000	502,994
Series 2024-1A, Class A1 5.130%, 03/15/2029 (B)	600,000	608,980
GreatAmerica Leasing Receivables Funding LLC
Series 2022-1, Class A3 5.080%, 09/15/2026 (B)	365,579	365,972
Series 2022-1, Class A4 5.350%, 07/16/2029 (B)	304,000	306,315
Series 2024-1, Class A3 4.980%, 01/18/2028 (B)	700,000	705,494
Harley-Davidson Motorcycle Trust
Series 2022-A, Class A4 3.260%, 01/15/2030	340,889	340,297
Series 2023-A, Class A4 4.970%, 06/17/2030	700,000	706,054
Series 2023-B, Class A3 5.690%, 08/15/2028	865,617	873,225
Series 2024-B, Class A3 4.310%, 07/16/2029	140,000	140,566
Series 2025-A, Class A2A 4.710%, 07/17/2028	572,683	574,212
Honda Auto Receivables Owner Trust Series 2025-4, Class A2A 4.040%, 06/15/2028	600,000	601,066
Hyundai Auto Lease Securitization Trust Series 2025-A, Class A3 4.830%, 01/18/2028 (B)	600,000	606,069
Hyundai Auto Receivables Trust
Series 2023-C, Class A3 5.540%, 10/16/2028	113,658	114,803
Series 2025-B, Class A2A 4.450%, 08/15/2028	1,000,000	1,003,157
Series 2025-D, Class A2A 4.030%, 11/15/2028	600,000	601,265
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Kubota Credit Owner Trust Series 2024-1A, Class A3 5.190%, 07/17/2028 (B)	$700,000	$707,878
LAD Auto Receivables Trust Series 2023-4A, Class A4 6.240%, 06/15/2028 (B)	600,000	604,150
Mercedes-Benz Auto Lease Trust Series 2025-B, Class A3 3.880%, 04/16/2029	500,000	500,467
Mercedes-Benz Auto Receivables Trust Series 2023-1, Class A4 4.310%, 04/16/2029	420,000	421,613
MMAF Equipment Finance LLC Series 2024-A, Class A2 5.200%, 09/13/2027 (B)	248,359	249,013
NextGear Floorplan Master Owner Trust
Series 2023-1A, Class A2 5.740%, 03/15/2028 (B)	450,000	451,515
Series 2024-1A, Class A2 5.120%, 03/15/2029 (B)	430,000	435,880
Nissan Auto Lease Trust Series 2024-B, Class A3 4.920%, 11/15/2027	121,000	122,190
Nissan Auto Receivables Owner Trust Series 2023-A, Class A3 4.910%, 11/15/2027	124,266	124,619
Nissan Master Owner Receivables Trust Series 2024-B, Class A 5.050%, 02/15/2029 (B)	432,000	437,159
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class A2 6.024%, 12/15/2032 (B)	474,839	481,298
Series 2023-B, Class B 5.640%, 12/15/2033 (B)	122,808	124,552
Santander Drive Auto Receivables Trust Series 2022-2, Class C 3.760%, 07/16/2029	370,999	370,534
SBNA Auto Lease Trust
Series 2023-A, Class A3 6.510%, 04/20/2027 (B)	104,550	104,911
Series 2024-A, Class A3 5.390%, 11/20/2026 (B)	172,422	172,718
Series 2024-B, Class A3 5.560%, 11/22/2027 (B)	331,949	333,715
Series 2024-B, Class A4 5.550%, 12/20/2028 (B)	1,350,000	1,366,800
Series 2025-A, Class A3 4.830%, 04/20/2028 (B)	110,000	110,696
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA, Class A4 4.500%, 03/20/2029 (B)	680,000	685,929
Tesla Auto Lease Trust Series 2023-B, Class B 6.570%, 08/20/2027 (B)	620,000	621,597
Toyota Auto Receivables Owner Trust
Series 2021-D, Class A4 1.020%, 03/15/2027	186,399	186,175
Series 2022-B, Class A4 3.110%, 08/16/2027	545,191	543,901
Series 2022-D, Class A4 5.430%, 04/17/2028	575,000	584,265
Toyota Lease Owner Trust Series 2023-B, Class A4 5.710%, 12/20/2027 (B)	700,000	701,365

The accompanying notes are an integral part of the financial statements.	119

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
USB Auto Owner Trust Series 2025-1A, Class A2 4.510%, 06/15/2028 (B)	$604,547	$605,792
Verdant Receivables, LLC Series 2025-1A, Class A2 4.850%, 03/13/2028 (B)	671,905	675,038
Wheels Fleet Lease Funding 1 LLC
Series 2024-1A, Class A1 5.490%, 02/18/2039 (B)	707,883	716,644
Series 2024-2A, Class A1 4.870%, 06/21/2039 (B)	458,633	463,150
Series 2024-3A, Class A1 4.800%, 09/19/2039 (B)	281,129	284,094
World Omni Auto Receivables Trust Series 2022-B, Class A4 3.440%, 03/15/2028	550,000	549,038
World Omni Automobile Lease Securitization Trust Series 2024-A, Class A4 5.250%, 09/17/2029	600,000	607,117
TOTAL ASSET-BACKED SECURITIES (Cost $46,261,602)		$46,353,299
SHORT-TERM INVESTMENTS – 21.1%
U.S. Government – 20.5%
U.S. Treasury Bill
3.341%, 09/03/2026 *	12,300,000	12,019,649
3.669%, 05/28/2026 *	6,365,000	6,274,555
3.916%, 01/22/2026 *	22,869,000	22,823,849
		41,118,053
Short-term funds – 0.6%
John Hancock Collateral Trust, 3.7477% (E)(F)	123,201	1,232,529
TOTAL SHORT-TERM INVESTMENTS (Cost $42,339,256)		$42,350,582
Total Investments (Ultra Short Term Bond Trust) (Cost $200,044,872) – 99.7%		$200,648,926
Other assets and liabilities, net – 0.3%		689,359
TOTAL NET ASSETS – 100.0%		$201,338,285
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $48,850,972 or 24.3% of the fund's net assets as of 12-31-25.
(C)	All or a portion of this security is on loan as of 12-31-25.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	The rate shown is the annualized seven-day yield as of 12-31-25.
(F)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $630,259.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The accompanying notes are an integral part of the financial statements.	120

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

The following portfolios had the following country composition as a percentage of net assets, unless otherwise indicated, on 12-31-25:
High Yield Trust
United States	89.3%
Luxembourg	2.7%
Canada	2.3%
Japan	1.7%
United Kingdom	1.0%
Other countries	3.0%
TOTAL	100.0%
Strategic Income Opportunities Trust
United States	65.2%
Canada	8.5%
Australia	4.2%
United Kingdom	3.7%
New Zealand	2.4%
Philippines	2.3%
Indonesia	1.8%
Norway	1.6%
Brazil	1.6%
Czech Republic	1.0%
Other countries	7.7%
TOTAL	100.0%
The accompanying notes are an integral part of the financial statements.	121

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2025

Assets	Active Bond Trust	Core Bond Trust	High Yield Trust	Investment Quality Bond Trust
Unaffiliated investments, at value (including securities loaned)	$558,309,120	$820,618,019	$177,046,602	$237,671,650
Affiliated investments, at value	1,330,316	2,019,734	9,017,225	442,798
Repurchase agreements, at value	—	—	—	5,200,000
Total investments, at value	559,639,436	822,637,753	186,063,827	243,314,448
Receivable for centrally cleared swaps	—	—	—	20,632
Unrealized appreciation on forward foreign currency contracts	—	—	—	66
Receivable for futures variation margin	—	—	—	56
Cash	8,749	—	—	55,323
Foreign currency, at value	—	—	—	608,276
Dividends and interest receivable	4,822,835	5,544,960	3,211,219	1,629,409
Receivable for fund shares sold	643,814	53,275	278,636	552,230
Receivable for investments sold	8,728,949	24,707,721	25,210	—
Receivable for delayed-delivery securities sold	—	2,634,414	—	1,232,328
Receivable for securities lending income	665	1,359	8,877	402
Other assets	21,987	28,855	6,517	8,028
Total assets	573,866,435	855,608,337	189,594,286	247,421,198
Liabilities
Unrealized depreciation on forward foreign currency contracts	—	—	—	7,728
Due to custodian	—	763	149	—
Payable for investments purchased	8,746,205	37,878,882	192,575	250,000
Payable for delayed-delivery securities purchased	—	16,652,802	—	32,420,162
Payable for fund shares repurchased	16,969	5,552	5,199	49,900
Payable upon return of securities loaned	539,958	2,019,055	5,962,857	442,790
Payable to affiliates
Accounting and legal services fees	23,864	33,919	7,667	8,992
Trustees' fees	1,669	2,316	631	730
Other liabilities and accrued expenses	60,383	80,109	55,820	45,265
Total liabilities	9,389,048	56,673,398	6,224,898	33,225,567
Net assets	$564,477,387	$798,934,939	$183,369,388	$214,195,631
Net assets consist of
Paid-in capital	$634,107,576	$928,460,037	$265,364,448	$244,096,213
Total distributable earnings (loss)	(69,630,189)	(129,525,098)	(81,995,060)	(29,900,582)
Net assets	$564,477,387	$798,934,939	$183,369,388	$214,195,631
Unaffiliated investments, including repurchase agreements, at cost	$568,999,116	$823,500,987	$184,975,205	$254,144,765
Affiliated investments, at cost	$1,330,317	$2,019,720	$9,017,083	$442,808
Foreign currency, at cost	—	—	—	$607,828
Securities loaned, at value	$528,941	$1,977,678	$5,840,442	$430,189
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$24,991,333	$60,157,249	$46,647,224	$92,623,564
Shares outstanding	2,992,478	5,303,190	9,760,779	9,502,801
Net asset value, offering price and redemption price per share	$8.35	$11.34	$4.78	$9.75
Series II
Net assets	$99,885,328	$86,992,926	$29,234,378	$48,770,106
Shares outstanding	11,933,880	7,682,522	5,916,053	5,001,312
Net asset value, offering price and redemption price per share	$8.37	$11.32	$4.94	$9.75
Series NAV
Net assets	$439,600,726	$651,784,764	$107,487,786	$72,801,961
Shares outstanding	52,587,896	57,792,581	23,023,616	7,504,259
Net asset value, offering price and redemption price per share	$8.36	$11.28	$4.67	$9.70
The accompanying notes are an integral part of the financial statements.	122

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2025

Assets	Money Market Trust	Opportunistic Fixed Income Trust	Select Bond Trust	Short Term Government Income Trust
Unaffiliated investments, at value (including securities loaned)	$1,593,999,419	$165,548,787	$5,581,648,898	$242,000,105
Affiliated investments, at value	—	1,241,384	42,877,758	177,331
Repurchase agreements, at value	600,675,448	—	—	—
Total investments, at value	2,194,674,867	166,790,171	5,624,526,656	242,177,436
Swap contracts, at value	—	607,013	—	—
Unrealized appreciation on forward foreign currency contracts	—	898,541	—	—
Receivable for futures variation margin	—	—	—	147,382
Cash	—	—	278,332	—
Foreign currency, at value	—	2,182,536	—	—
Collateral held at broker for futures contracts	—	830,656	—	338,000
Dividends and interest receivable	10,154,952	1,730,824	40,571,474	1,452,412
Receivable for fund shares sold	266,927	434,836	2,876,447	14,299
Receivable for investments sold	—	753,968	134,779,164	80,865,244
Receivable for delayed-delivery securities sold	—	9,292,614	—	—
Receivable for securities lending income	—	1,839	4,875	—
Receivable from affiliates	6,344	—	128	—
Other assets	82,486	5,864	216,145	6,890
Total assets	2,205,185,576	183,528,862	5,803,253,221	325,001,663
Liabilities
Payable for sale commitments outstanding, at value	—	25,482,408	—	—
Unrealized depreciation on forward foreign currency contracts	—	961,407	—	—
Swap contracts, at value	—	693,878	—	—
Payable for centrally cleared swaps	—	3,110	—	—
Payable for futures variation margin	—	34,872	—	—
Due to custodian	—	644,189	—	2,813
Payable for collateral on OTC derivatives	—	60,000	—	—
Payable for investments purchased	22,600,000	371,817	135,169,924	81,878,272
Payable for delayed-delivery securities purchased	—	10,564,134	—	—
Payable for fund shares repurchased	9,289,166	—	343,565	3,023
Payable upon return of securities loaned	—	1,241,767	14,551,828	—
Payable to affiliates
Accounting and legal services fees	92,963	6,111	240,672	10,311
Trustees' fees	6,507	531	16,184	684
Other liabilities and accrued expenses	202,217	100,267	437,938	34,214
Total liabilities	32,190,853	40,164,491	150,760,111	81,929,317
Net assets	$2,172,994,723	$143,364,371	$5,652,493,110	$243,072,346
Net assets consist of
Paid-in capital	$2,172,991,166	$167,751,040	$6,570,562,992	$270,635,101
Total distributable earnings (loss)	3,557	(24,386,669)	(918,069,882)	(27,562,755)
Net assets	$2,172,994,723	$143,364,371	$5,652,493,110	$243,072,346
Unaffiliated investments, including repurchase agreements, at cost	$2,194,674,867	$167,423,179	$5,725,342,706	$244,455,671
Affiliated investments, at cost	—	$1,241,379	$42,876,482	$177,333
Foreign currency, at cost	—	$2,186,436	—	—
Proceeds received on sale commitments outstanding	—	$25,413,801	—	—
Net unamortized upfront payment on OTC swaps	—	$(107,646)	—	—
Securities loaned, at value	—	$1,211,390	$14,257,521	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$1,589,412,657	$19,292,004	$128,541,282	$20,039,825
Shares outstanding	1,589,462,283	1,760,057	10,800,356	1,706,076
Net asset value, offering price and redemption price per share	$1.00	$10.96	$11.90	$11.75
Series II
Net assets	$40,389,904	$36,422,898	$340,459,982	$14,798,877
Shares outstanding	40,371,016	3,391,369	28,571,055	1,259,988
Net asset value, offering price and redemption price per share	$1.00	$10.74	$11.92	$11.75
Series NAV
Net assets	$543,192,162	$87,649,469	$5,183,491,846	$208,233,644
Shares outstanding	543,197,086	8,036,688	436,073,363	17,731,283
Net asset value, offering price and redemption price per share	$1.00	$10.91	$11.89	$11.74
The accompanying notes are an integral part of the financial statements.	123

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2025

Assets	Strategic Income Opportunities Trust	Total Bond Market Trust	Ultra Short Term Bond Trust
Unaffiliated investments, at value (including securities loaned)	$252,114,855	$1,067,695,069	$199,416,397
Affiliated investments, at value	8,393,942	9,453,324	1,232,529
Total investments, at value	260,508,797	1,077,148,393	200,648,926
Unrealized appreciation on forward foreign currency contracts	692,435	—	—
Receivable for futures variation margin	2,779	—	—
Foreign currency, at value	136,864	—	—
Collateral held at broker for futures contracts	482,000	—	—
Collateral segregated at custodian for OTC derivative contracts	119,000	—	—
Dividends and interest receivable	3,037,276	8,705,090	1,346,241
Receivable for fund shares sold	110,062	—	21,263
Receivable for investments sold	24,836	—	—
Receivable for securities lending income	375	2,039	2,036
Receivable from affiliates	—	8,054	—
Other assets	12,171	29,736	9,468
Total assets	265,126,595	1,085,893,312	202,027,934
Liabilities
Unrealized depreciation on forward foreign currency contracts	720,472	—	—
Written options, at value	131,143	—	—
Payable for investments purchased	748,555	—	—
Payable for delayed-delivery securities purchased	—	3,811,346	—
Payable for fund shares repurchased	10,298	1,963,510	15,889
Payable upon return of securities loaned	881,980	1,628,632	630,258
Payable to affiliates
Accounting and legal services fees	10,426	46,003	8,810
Trustees' fees	1,292	2,860	782
Other liabilities and accrued expenses	68,154	94,796	33,910
Total liabilities	2,572,320	7,547,147	689,649
Net assets	$262,554,275	$1,078,346,165	$201,338,285
Net assets consist of
Paid-in capital	$286,433,962	$1,156,500,397	$220,221,216
Total distributable earnings (loss)	(23,879,687)	(78,154,232)	(18,882,931)
Net assets	$262,554,275	$1,078,346,165	$201,338,285
Unaffiliated investments, including repurchase agreements, at cost	$249,864,657	$1,113,649,374	$198,812,359
Affiliated investments, at cost	$8,393,628	$9,453,504	$1,232,513
Foreign currency, at cost	$136,563	—	—
Premiums received on written options	$103,146	—	—
Securities loaned, at value	$864,397	$1,594,435	$616,803
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$51,079,034	$360,534,960	$9,639,844
Shares outstanding	4,074,186	39,705,872	845,543
Net asset value, offering price and redemption price per share	$12.54	$9.08	$11.40
Series II
Net assets	$77,670,346	$41,689,041	$153,405,039
Shares outstanding	6,177,455	4,585,395	13,464,294
Net asset value, offering price and redemption price per share	$12.57	$9.09	$11.39
Series NAV
Net assets	$133,804,895	$676,122,164	$38,293,402
Shares outstanding	10,714,073	74,477,166	3,357,217
Net asset value, offering price and redemption price per share	$12.49	$9.08	$11.41
The accompanying notes are an integral part of the financial statements.	124

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2025

Investment income	Active Bond Trust	Core Bond Trust	High Yield Trust	Investment Quality Bond Trust
Interest	$27,287,389	$36,012,414	$12,555,403	$9,663,436
Dividends from affiliated investments	174,918	—	40,027	—
Dividends from unaffiliated investments	61,107	850,428	219,983	—
Securities lending	11,601	7,698	94,309	2,102
Other income	—	—	—	32
Total investment income	27,535,015	36,870,540	12,909,722	9,665,570
Expenses
Investment management fees	3,328,030	4,525,985	919,096	1,260,376
Distribution and service fees	258,942	233,878	96,796	169,578
Accounting and legal services fees	96,530	136,438	31,057	36,626
Trustees' fees	15,077	21,225	5,033	5,894
Custodian fees	74,795	98,447	35,403	52,169
Printing and postage	37,252	38,326	143,642	30,352
Professional fees	75,523	76,224	123,425	111,775
Other	34,295	39,488	23,319	25,720
Total expenses	3,920,444	5,170,011	1,377,771	1,692,490
Less expense reductions	(50,006)	(68,018)	(108,027)	(18,206)
Net expenses	3,870,438	5,101,993	1,269,744	1,674,284
Net investment income	23,664,577	31,768,547	11,639,978	7,991,286
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(6,065,107)	(2,684,223)	(3,953,975)	(1,767,659)
Affiliated investments	(3,982)	19	584	(12)
Futures contracts	116,610	—	(66,021)	(744,875)
Forward foreign currency contracts	—	—	(37,815)	(298,948)
Swap contracts	—	—	78,135	105,899
	(5,952,479)	(2,684,204)	(3,979,092)	(2,705,595)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	21,995,443	24,191,281	5,008,884	8,730,582
Affiliated investments	(57)	37	(394)	(9)
Futures contracts	—	—	51,326	(100,650)
Forward foreign currency contracts	—	—	30,768	(86,063)
Swap contracts	—	—	(46,528)	65,393
	21,995,386	24,191,318	5,044,056	8,609,253
Net realized and unrealized gain (loss)	16,042,907	21,507,114	1,064,964	5,903,658
Increase in net assets from operations	$39,707,484	$53,275,661	$12,704,942	$13,894,944
The accompanying notes are an integral part of the financial statements.	125

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2025

Investment income	Money Market Trust	Opportunistic Fixed Income Trust	Select Bond Trust	Short Term Government Income Trust
Interest	$97,194,504	$7,987,269	$254,569,066	$8,425,818
Dividends from unaffiliated investments	—	775,695	—	—
Dividends from affiliated investments	—	—	2,451,303	99,126
Securities lending	—	33,820	38,975	—
Less foreign taxes withheld	—	(75,609)	—	—
Total investment income	97,194,504	8,721,175	257,059,344	8,524,944
Expenses
Investment management fees	7,772,010	916,442	32,268,197	1,308,889
Distribution and service fees	943,720	100,556	927,567	48,534
Accounting and legal services fees	394,915	24,597	982,556	39,557
Trustees' fees	64,288	3,903	153,290	5,738
Custodian fees	288,940	192,767	604,341	37,706
Printing and postage	94,035	22,575	215,091	24,178
Professional fees	82,647	107,081	217,171	79,665
Other	76,354	28,712	194,647	22,921
Total expenses	9,716,909	1,396,633	35,562,860	1,567,188
Less expense reductions	(2,392,429)	(201,750)	(1,690,976)	(21,707)
Net expenses	7,324,480	1,194,883	33,871,884	1,545,481
Net investment income	89,870,024	7,526,292	223,187,460	6,979,463
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	11,294	(2,377,590)	(59,880,914)	1,529,688
Affiliated investments	—	(806)	32,911	2,535
Futures contracts	—	1,736,530	1,229,441	(13,977)
Forward foreign currency contracts	—	(3,689,690)	—	—
Swap contracts	—	(814,561)	—	—
	11,294	(5,146,117)	(58,618,562)	1,518,246
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	—	11,857,197	245,926,620	2,449,409
Affiliated investments	—	(18)	1,116	1
Futures contracts	—	119,730	—	(3,567)
Forward foreign currency contracts	—	(731,115)	—	—
Swap contracts	—	(982,191)	—	—
	—	10,263,603	245,927,736	2,445,843
Net realized and unrealized gain (loss)	11,294	5,117,486	187,309,174	3,964,089
Increase in net assets from operations	$89,881,318	$12,643,778	$410,496,634	$10,943,552
The accompanying notes are an integral part of the financial statements.	126

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2025

Investment income	Strategic Income Opportunities Trust	Total Bond Market Trust	Ultra Short Term Bond Trust
Interest	$17,411,452	$41,645,061	$10,071,286
Dividends from unaffiliated investments	437,337	—	—
Dividends from affiliated investments	287,175	299,485	138,794
Securities lending	5,904	9,860	8,245
Less foreign taxes withheld	(177,321)	—	—
Total investment income	17,964,547	41,954,406	10,218,325
Expenses
Investment management fees	2,170,423	4,838,475	1,216,726
Distribution and service fees	253,156	277,129	435,968
Accounting and legal services fees	58,234	178,376	38,356
Trustees' fees	10,993	27,604	6,173
Custodian fees	112,060	123,370	37,375
Printing and postage	34,909	50,236	25,532
Professional fees	111,163	72,555	57,613
Other	30,996	46,145	18,984
Total expenses	2,781,934	5,613,890	1,836,727
Less expense reductions	(31,907)	(2,756,139)	(153,192)
Net expenses	2,750,027	2,857,751	1,683,535
Net investment income	15,214,520	39,096,655	8,534,790
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(11,027,464)	(6,885,767)	480,403
Affiliated investments	584	(159)	311
Futures contracts	(499,804)	—	—
Forward foreign currency contracts	708,889	—	—
Written options	215,765	—	—
	(10,602,030)	(6,885,926)	480,714
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	23,965,344	37,069,034	(100,997)
Affiliated investments	(82)	(23)	13
Futures contracts	(339,097)	—	—
Forward foreign currency contracts	(5,117,305)	—	—
Written options	(27,997)	—	—
	18,480,863	37,069,011	(100,984)
Net realized and unrealized gain (loss)	7,878,833	30,183,085	379,730
Increase in net assets from operations	$23,093,353	$69,279,740	$8,914,520
The accompanying notes are an integral part of the financial statements.	127

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Active Bond Trust		Core Bond Trust		High Yield Trust
	Year ended 12-31-25	Year ended 12-31-24	Year ended 12-31-25	Year ended 12-31-24	Year ended 12-31-25	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income	$23,664,577	$22,464,839	$31,768,547	$31,838,752	$11,639,978	$12,983,631
Net realized gain (loss)	(5,952,479)	(11,181,589)	(2,684,204)	(11,448,641)	(3,979,092)	(898,474)
Change in net unrealized appreciation (depreciation)	21,995,386	632,102	24,191,318	(8,621,336)	5,044,056	3,641,487
Increase (decrease) in net assets resulting from operations	39,707,484	11,915,352	53,275,661	11,768,775	12,704,942	15,726,644
Distributions to shareholders
From earnings
Series I	(1,101,311)	(978,956)	(2,511,526)	(2,269,604)	(3,436,160)	(3,323,747)
Series II	(4,240,506)	(3,626,047)	(3,408,205)	(2,461,778)	(2,027,601)	(2,058,235)
Series NAV	(19,331,192)	(16,137,624)	(27,507,907)	(24,562,479)	(7,835,548)	(7,348,289)
Total distributions	(24,673,009)	(20,742,627)	(33,427,638)	(29,293,861)	(13,299,309)	(12,730,271)
From portfolio share transactions
Portfolio share transactions	(834,197)	2,567,750	(16,834,803)	13,009,122	4,987,409	(4,346,525)
Total increase (decrease)	14,200,278	(6,259,525)	3,013,220	(4,515,964)	4,393,042	(1,350,152)
Net assets
Beginning of year	550,277,109	556,536,634	795,921,719	800,437,683	178,976,346	180,326,498
End of year	$564,477,387	$550,277,109	$798,934,939	$795,921,719	$183,369,388	$178,976,346
	Investment Quality Bond Trust		Money Market Trust		Opportunistic Fixed Income Trust
	Year ended 12-31-25	Year ended 12-31-24	Year ended 12-31-25	Year ended 12-31-24	Year ended 12-31-25	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income	$7,991,286	$8,300,858	$89,870,024	$110,079,884	$7,526,292	$8,168,525
Net realized gain (loss)	(2,705,595)	(4,139,878)	11,294	(12,706)	(5,146,117)	(1,283,638)
Change in net unrealized appreciation (depreciation)	8,609,253	129,818	—	—	10,263,603	(7,243,766)
Increase (decrease) in net assets resulting from operations	13,894,944	4,290,798	89,881,318	110,067,178	12,643,778	(358,879)
Distributions to shareholders
From earnings
Series I	(4,101,302)	(3,328,599)	(65,760,417)	(83,631,796)	(1,147,431)	(630,357)
Series II	(2,107,265)	(1,608,321)	(1,645,226)	(2,434,385)	(2,205,737)	(1,231,351)
Series NAV	(3,073,490)	(2,402,374)	(22,464,380)	(24,013,694)	(5,336,378)	(2,760,700)
Total distributions	(9,282,057)	(7,339,294)	(89,870,023)	(110,079,875)	(8,689,546)	(4,622,408)
From portfolio share transactions
Portfolio share transactions	(7,486,972)	5,677,669	(73,504,153)	(41,015,756)	885,628	(17,637,333)
Total increase (decrease)	(2,874,085)	2,629,173	(73,492,858)	(41,028,453)	4,839,860	(22,618,620)
Net assets
Beginning of year	217,069,716	214,440,543	2,246,487,581	2,287,516,034	138,524,511	161,143,131
End of year	$214,195,631	$217,069,716	$2,172,994,723	$2,246,487,581	$143,364,371	$138,524,511
The accompanying notes are an integral part of the financial statements.	128

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Select Bond Trust		Short Term Government Income Trust		Strategic Income Opportunities Trust
	Year ended 12-31-25	Year ended 12-31-24	Year ended 12-31-25	Year ended 12-31-24	Year ended 12-31-25	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income	$223,187,460	$220,760,724	$6,979,463	$4,267,207	$15,214,520	$16,812,818
Net realized gain (loss)	(58,618,562)	(48,201,062)	1,518,246	(3,177,579)	(10,602,030)	(7,907,520)
Change in net unrealized appreciation (depreciation)	245,927,736	(60,542,623)	2,445,843	3,394,144	18,480,863	3,246,219
Increase (decrease) in net assets resulting from operations	410,496,634	112,017,039	10,943,552	4,483,772	23,093,353	12,151,517
Distributions to shareholders
From earnings
Series I	(5,323,649)	(4,851,070)	(375,929)	(192,105)	(3,976,478)	(6,080,285)
Series II	(13,456,550)	(12,063,002)	(232,325)	(109,272)	(5,878,894)	(1,629,545)
Series NAV	(214,367,302)	(195,538,292)	(3,846,727)	(1,053,611)	(8,347,596)	(3,769,843)
Total distributions	(233,147,501)	(212,452,364)	(4,454,981)	(1,354,988)	(18,202,968)	(11,479,673)
From portfolio share transactions
Portfolio share transactions	(393,023,541)	(48,166,703)	76,674,942	(13,167,102)	(170,283,351)	41,819,289
Total increase (decrease)	(215,674,408)	(148,602,028)	83,163,513	(10,038,318)	(165,392,966)	42,491,133
Net assets
Beginning of year	5,868,167,518	6,016,769,546	159,908,833	169,947,151	427,947,241	385,456,108
End of year	$5,652,493,110	$5,868,167,518	$243,072,346	$159,908,833	$262,554,275	$427,947,241
	Total Bond Market Trust		Ultra Short Term Bond Trust
	Year ended 12-31-25	Year ended 12-31-24	Year ended 12-31-25	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income	$39,096,655	$33,194,433	$8,534,790	$9,588,933
Net realized gain (loss)	(6,885,926)	(9,369,221)	480,714	13,705
Change in net unrealized appreciation (depreciation)	37,069,011	(14,785,117)	(100,984)	1,515,271
Increase (decrease) in net assets resulting from operations	69,279,740	9,040,095	8,914,520	11,117,909
Distributions to shareholders
From earnings
Series I	(12,526,477)	(9,635,932)	(456,667)	(151,410)
Series II	(1,468,247)	(1,183,714)	(7,462,974)	(2,607,674)
Series NAV	(25,273,918)	(19,167,367)	(1,854,208)	(589,772)
Total distributions	(39,268,642)	(29,987,013)	(9,773,849)	(3,348,856)
From portfolio share transactions
Portfolio share transactions	48,484,389	80,303,024	(22,353,838)	(33,221,178)
Total increase (decrease)	78,495,487	59,356,106	(23,213,167)	(25,452,125)
Net assets
Beginning of year	999,850,678	940,494,572	224,551,452	250,003,577
End of year	$1,078,346,165	$999,850,678	$201,338,285	$224,551,452
The accompanying notes are an integral part of the financial statements.	129

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Active Bond Trust
Series I
12-31-2025	8.13	0.36	0.24	0.60	(0.38)	—	(0.38)	8.35	7.39	0.71	0.70	4.26	25	90
12-31-2024	8.26	0.34	(0.15)	0.19	(0.32)	—	(0.32)	8.13	2.25	0.71	0.70	4.07	26	111
12-31-2023	8.06	0.30	0.19	0.49	(0.29)	—	(0.29)	8.26	6.43	0.71	0.71	3.68	27	85
12-31-2022	9.79	0.27	(1.64)	(1.37)	(0.30)	(0.06)	(0.36)	8.06	(13.85)	0.71	0.70	3.05	26	91
12-31-2021	10.34	0.24	(0.30)	(0.06)	(0.33)	(0.16)	(0.49)	9.79	(0.57)	0.70	0.69	2.35	34	95
Series II
12-31-2025	8.15	0.34	0.25	0.59	(0.37)	—	(0.37)	8.37	7.18	0.91	0.90	4.06	100	90
12-31-2024	8.28	0.32	(0.15)	0.17	(0.30)	—	(0.30)	8.15	2.06	0.91	0.90	3.87	100	111
12-31-2023	8.08	0.29	0.19	0.48	(0.28)	—	(0.28)	8.28	6.21	0.91	0.91	3.48	105	85
12-31-2022	9.81	0.25	(1.64)	(1.39)	(0.28)	(0.06)	(0.34)	8.08	(14.02)	0.91	0.90	2.83	103	91
12-31-2021	10.36	0.22	(0.30)	(0.08)	(0.31)	(0.16)	(0.47)	9.81	(0.77)	0.90	0.89	2.15	144	95
Series NAV
12-31-2025	8.13	0.36	0.25	0.61	(0.38)	—	(0.38)	8.36	7.56	0.66	0.65	4.31	440	90
12-31-2024	8.27	0.34	(0.16)	0.18	(0.32)	—	(0.32)	8.13	2.16	0.66	0.65	4.12	425	111
12-31-2023	8.07	0.31	0.19	0.50	(0.30)	—	(0.30)	8.27	6.48	0.66	0.66	3.73	425	85
12-31-2022	9.80	0.27	(1.63)	(1.36)	(0.31)	(0.06)	(0.37)	8.07	(13.78)	0.66	0.65	3.10	420	91
12-31-2021	10.34	0.24	(0.28)	(0.04)	(0.34)	(0.16)	(0.50)	9.80	(0.42)	0.65	0.64	2.40	549	95
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
Core Bond Trust
Series I
12-31-2025	11.06	0.46	0.31	0.77	(0.49)	—	(0.49)	11.34	6.94	0.68	0.67	4.03	60	234
12-31-2024	11.31	0.45	(0.28)	0.17	(0.42)	—	(0.42)	11.06	1.48	0.68	0.67	3.98	61	233
12-31-2023	11.04	0.39	0.22	0.61	(0.34)	—	(0.34)	11.31	5.80	0.69	0.68	3.49	63	258
12-31-2022	13.10	0.23	(2.03)	(1.80)	(0.26)	—	(0.26)	11.04	(13.67)	0.68	0.68	1.95	64	275
12-31-2021	14.23	0.11	(0.39)	(0.28)	(0.26)	(0.59)	(0.85)	13.10	(1.96)	0.67	0.66	0.82	84	269
Series II
12-31-2025	11.04	0.43	0.32	0.75	(0.47)	—	(0.47)	11.32	6.77	0.88	0.87	3.83	87	234
12-31-2024	11.30	0.43	(0.29)	0.14	(0.40)	—	(0.40)	11.04	1.22	0.88	0.87	3.78	77	233
12-31-2023	11.03	0.37	0.22	0.59	(0.32)	—	(0.32)	11.30	5.61	0.89	0.88	3.30	69	258
12-31-2022	13.08	0.21	(2.02)	(1.81)	(0.24)	—	(0.24)	11.03	(13.81)	0.88	0.88	1.76	64	275
12-31-2021	14.22	0.09	(0.41)	(0.32)	(0.23)	(0.59)	(0.82)	13.08	(2.23)	0.87	0.86	0.62	79	269
Series NAV
12-31-2025	11.00	0.46	0.31	0.77	(0.49)	—	(0.49)	11.28	7.03	0.63	0.62	4.08	652	234
12-31-2024	11.25	0.45	(0.27)	0.18	(0.43)	—	(0.43)	11.00	1.54	0.63	0.62	4.03	657	233
12-31-2023	10.98	0.39	0.23	0.62	(0.35)	—	(0.35)	11.25	5.89	0.64	0.63	3.55	669	258
12-31-2022	13.03	0.24	(2.02)	(1.78)	(0.27)	—	(0.27)	10.98	(13.62)	0.63	0.63	2.00	658	275
12-31-2021	14.17	0.12	(0.41)	(0.29)	(0.26)	(0.59)	(0.85)	13.03	(1.99)	0.62	0.61	0.87	836	269
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
The accompanying notes are an integral part of the financial statements.	130

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
High Yield Trust
Series I
12-31-2025	4.80	0.32	0.03	0.35	(0.37)	—	(0.37)	4.78	7.46	0.77	0.71	6.51	47	147[3]
12-31-2024	4.73	0.35	0.07	0.42	(0.35)	—	(0.35)	4.80	8.95	0.88	0.87	7.12	48	38
12-31-2023	4.30	0.33	0.22	0.55	(0.12)	—	(0.12)	4.73	13.05	0.87	0.86	7.24	50	38
12-31-2022	5.30	0.29	(1.00)	(0.71)	(0.29)	—	(0.29)	4.30	(13.25)	0.85	0.84	6.03	50	32
12-31-2021	5.27	0.27	0.04	0.31	(0.28)	—	(0.28)	5.30	5.82	0.83	0.82	4.99	64	76
Series II
12-31-2025	4.95	0.32	0.04	0.36	(0.37)	—	(0.37)	4.94	7.25	0.97	0.91	6.30	29	147[3]
12-31-2024	4.87	0.35	0.07	0.42	(0.34)	—	(0.34)	4.95	8.72	1.08	1.07	6.92	31	38
12-31-2023	4.43	0.33	0.22	0.55	(0.11)	—	(0.11)	4.87	12.70	1.07	1.06	7.04	32	38
12-31-2022	5.45	0.28	(1.02)	(0.74)	(0.28)	—	(0.28)	4.43	(13.45)	1.05	1.04	5.80	33	32
12-31-2021	5.41	0.27	0.03	0.30	(0.26)	—	(0.26)	5.45	5.67	1.03	1.02	4.79	48	76
Series NAV
12-31-2025	4.70	0.31	0.04	0.35	(0.38)	—	(0.38)	4.67	7.45	0.72	0.66	6.56	107	147[3]
12-31-2024	4.63	0.34	0.08	0.42	(0.35)	—	(0.35)	4.70	9.19	0.83	0.82	7.17	101	38
12-31-2023	4.22	0.32	0.21	0.53	(0.12)	—	(0.12)	4.63	12.87	0.82	0.81	7.30	98	38
12-31-2022	5.20	0.28	(0.97)	(0.69)	(0.29)	—	(0.29)	4.22	(13.07)	0.80	0.79	6.12	85	32
12-31-2021	5.18	0.27	0.03	0.30	(0.28)	—	(0.28)	5.20	5.78	0.78	0.77	5.05	96	76
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
Investment Quality Bond Trust
Series I
12-31-2025	9.53	0.38	0.29	0.67	(0.45)	—	(0.45)	9.75	6.97	0.78	0.77	3.83	93	49
12-31-2024	9.67	0.38	(0.18)	0.20	(0.34)	—	(0.34)	9.53	2.00	0.75	0.75	3.87	97	44
12-31-2023	9.22	0.33	0.27	0.60	(0.15)	—	(0.15)	9.67	6.49	0.77	0.76	3.52	101	41
12-31-2022	11.50	0.27	(2.01)	(1.74)	(0.33)	(0.21)	(0.54)	9.22	(14.88)	0.76	0.75	2.62	100	39
12-31-2021	12.17	0.22	(0.37)	(0.15)	(0.25)	(0.27)	(0.52)	11.50	(1.26)	0.74	0.73	1.86	134	37
Series II
12-31-2025	9.54	0.36	0.28	0.64	(0.43)	—	(0.43)	9.75	6.67	0.98	0.97	3.63	49	49
12-31-2024	9.68	0.36	(0.18)	0.18	(0.32)	—	(0.32)	9.54	1.82	0.95	0.95	3.66	50	44
12-31-2023	9.23	0.31	0.27	0.58	(0.13)	—	(0.13)	9.68	6.28	0.97	0.96	3.32	51	41
12-31-2022	11.50	0.25	(2.00)	(1.75)	(0.31)	(0.21)	(0.52)	9.23	(15.06)	0.96	0.95	2.42	51	39
12-31-2021	12.18	0.20	(0.39)	(0.19)	(0.22)	(0.27)	(0.49)	11.50	(1.45)	0.94	0.93	1.66	71	37
Series NAV
12-31-2025	9.49	0.38	0.28	0.66	(0.45)	—	(0.45)	9.70	6.94	0.73	0.72	3.89	73	49
12-31-2024	9.63	0.38	(0.18)	0.20	(0.34)	—	(0.34)	9.49	2.05	0.70	0.70	3.92	70	44
12-31-2023	9.18	0.33	0.27	0.60	(0.15)	—	(0.15)	9.63	6.57	0.72	0.71	3.58	62	41
12-31-2022	11.45	0.27	(2.00)	(1.73)	(0.33)	(0.21)	(0.54)	9.18	(14.88)	0.71	0.70	2.70	56	39
12-31-2021	12.13	0.23	(0.39)	(0.16)	(0.25)	(0.27)	(0.52)	11.45	(1.21)	0.69	0.68	1.91	65	37
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
The accompanying notes are an integral part of the financial statements.	131

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Money Market Trust
Series I
12-31-2025	1.00	0.039	—[3]	0.039	(0.039)	—	(0.039)	1.00	4.02	0.44	0.33	3.94	1,589	—
12-31-2024	1.00	0.049	—[3]	0.049	(0.049)	—	(0.049)	1.00	4.97	0.44	0.33	4.86	1,659	—
12-31-2023	1.00	0.047	—[3]	0.047	(0.047)	—	(0.047)	1.00	4.76	0.44	0.33	4.66	1,780	—
12-31-2022	1.00	0.013	—[3]	0.013	(0.013)	—	(0.013)	1.00	1.29	0.44	0.33	1.33	1,778	—
12-31-2021	1.00	—[3]	—[3]	—[3]	—[3]	—	—[3]	1.00	0.00[4]	0.44	0.07	—	1,522	—
Series II
12-31-2025	1.00	0.038	(0.001)[5]	0.037	(0.037)	—	(0.037)	1.00	3.81	0.64	0.53	3.75	40	—
12-31-2024	1.00	0.047	—[3]	0.047	(0.047)	—	(0.047)	1.00	4.77	0.64	0.53	4.67	48	—
12-31-2023	1.00	0.044	0.001	0.045	(0.045)	—	(0.045)	1.00	4.55	0.64	0.53	4.44	57	—
12-31-2022	1.00	0.010	0.001	0.011	(0.011)	—	(0.011)	1.00	1.07	0.64	0.53	1.00	67	—
12-31-2021	1.00	—[3]	—[3]	—[3]	—[3]	—	—[3]	1.00	0.00[4]	0.64	0.07	—	79	—
Series NAV
12-31-2025	1.00	0.040	—[3]	0.040	(0.040)	—	(0.040)	1.00	4.07	0.39	0.28	4.00	543	—
12-31-2024	1.00	0.049	—[3]	0.049	(0.049)	—	(0.049)	1.00	5.03	0.39	0.28	4.91	539	—
12-31-2023	1.00	0.047	—[3]	0.047	(0.047)	—	(0.047)	1.00	4.81	0.39	0.28	4.70	451	—
12-31-2022	1.00	0.014	(0.001)	0.013	(0.013)	—	(0.013)	1.00	1.34	0.39	0.28	1.36	484	—
12-31-2021	1.00	—[3]	—[3]	—[3]	—[3]	—	—[3]	1.00	0.00[4]	0.39	0.07	—	393	—
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Less than $0.0005 per share. 4. Less than 0.005%. 5. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
Opportunistic Fixed Income Trust
Series I
12-31-2025	10.64	0.60	0.42	1.02	(0.70)	—	(0.70)	10.96	9.51	0.97	0.83	5.37	19	157
12-31-2024	11.03	0.59	(0.62)	(0.03)	(0.36)	—	(0.36)	10.64	(0.32)	0.94	0.82	5.40	19	101
12-31-2023	10.48	0.58	0.26	0.84	(0.29)	—	(0.29)	11.03	8.23	0.93	0.82	5.35	21	89
12-31-2022	12.31	0.47	(1.87)	(1.40)	(0.30)	(0.13)	(0.43)	10.48	(11.12)	0.90	0.82	4.31	21	119
12-31-2021	13.47	0.38	(0.66)	(0.28)	(0.37)	(0.51)	(0.88)	12.31	(2.02)	0.85	0.82	2.90	29	126
Series II
12-31-2025	10.44	0.56	0.42	0.98	(0.68)	—	(0.68)	10.74	9.20	1.17	1.03	5.15	36	157
12-31-2024	10.83	0.56	(0.61)	(0.05)	(0.34)	—	(0.34)	10.44	(0.41)	1.14	1.02	5.20	37	101
12-31-2023	10.29	0.54	0.27	0.81	(0.27)	—	(0.27)	10.83	7.97	1.13	1.02	5.13	42	89
12-31-2022	12.10	0.44	(1.84)	(1.40)	(0.28)	(0.13)	(0.41)	10.29	(11.26)	1.10	1.02	4.11	43	119
12-31-2021	13.25	0.35	(0.64)	(0.29)	(0.35)	(0.51)	(0.86)	12.10	(2.26)	1.05	1.02	2.70	56	126
Series NAV
12-31-2025	10.59	0.60	0.42	1.02	(0.70)	—	(0.70)	10.91	9.60	0.92	0.78	5.41	88	157
12-31-2024	10.98	0.60	(0.62)	(0.02)	(0.37)	—	(0.37)	10.59	(0.27)	0.89	0.77	5.46	83	101
12-31-2023	10.43	0.58	0.26	0.84	(0.29)	—	(0.29)	10.98	8.21	0.88	0.77	5.40	98	89
12-31-2022	12.25	0.48	(1.86)	(1.38)	(0.31)	(0.13)	(0.44)	10.43	(10.96)	0.85	0.77	4.38	96	119
12-31-2021	13.41	0.39	(0.66)	(0.27)	(0.38)	(0.51)	(0.89)	12.25	(2.06)	0.80	0.77	2.95	126	126
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
The accompanying notes are an integral part of the financial statements.	132

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Select Bond Trust
Series I
12-31-2025	11.54	0.47	0.39	0.86	(0.50)	—	(0.50)	11.90	7.47	0.66	0.63	3.93	129	107
12-31-2024	11.75	0.43	(0.21)	0.22	(0.43)	—	(0.43)	11.54	1.83	0.66	0.62	3.68	134	114
12-31-2023	11.46	0.39	0.28	0.67	(0.38)	—	(0.38)	11.75	6.10	0.66	0.63	3.36	139	146
12-31-2022	13.94	0.32	(2.32)	(2.00)	(0.38)	(0.10)	(0.48)	11.46	(14.20)	0.66	0.62	2.56	135	120
12-31-2021	14.59	0.28	(0.45)	(0.17)	(0.41)	(0.07)	(0.48)	13.94	(1.20)	0.65	0.61	1.94	177	132
Series II
12-31-2025	11.55	0.44	0.41	0.85	(0.48)	—	(0.48)	11.92	7.36	0.86	0.83	3.73	340	107
12-31-2024	11.77	0.41	(0.22)	0.19	(0.41)	—	(0.41)	11.55	1.56	0.86	0.82	3.47	356	114
12-31-2023	11.48	0.37	0.27	0.64	(0.35)	—	(0.35)	11.77	5.88	0.86	0.83	3.16	390	146
12-31-2022	13.96	0.30	(2.32)	(2.02)	(0.36)	(0.10)	(0.46)	11.48	(14.38)	0.86	0.82	2.40	413	120
12-31-2021	14.61	0.25	(0.45)	(0.20)	(0.38)	(0.07)	(0.45)	13.96	(1.39)	0.85	0.81	1.74	415	132
Series NAV
12-31-2025	11.53	0.47	0.40	0.87	(0.51)	—	(0.51)	11.89	7.52	0.61	0.59	3.97	5,183	107
12-31-2024	11.74	0.44	(0.22)	0.22	(0.43)	—	(0.43)	11.53	1.88	0.61	0.58	3.72	5,378	114
12-31-2023	11.45	0.39	0.28	0.67	(0.38)	—	(0.38)	11.74	6.15	0.61	0.59	3.40	5,487	146
12-31-2022	13.93	0.33	(2.32)	(1.99)	(0.39)	(0.10)	(0.49)	11.45	(14.16)	0.61	0.58	2.61	5,411	120
12-31-2021	14.58	0.28	(0.45)	(0.17)	(0.41)	(0.07)	(0.48)	13.93	(1.15)	0.60	0.57	1.98	7,199	132
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
Short Term Government Income Trust
Series I
12-31-2025	11.38	0.35	0.23	0.58	(0.21)	—	(0.21)	11.75	5.14	0.71	0.70	3.01	20	487
12-31-2024	11.18	0.30	—[3]	0.30	(0.10)	—	(0.10)	11.38	2.66	0.73	0.72	2.65	23	185
12-31-2023	10.94	0.20	0.22	0.42	(0.18)	—	(0.18)	11.18	3.92	0.73	0.72	1.77	24	108
12-31-2022	11.88	0.12	(0.89)	(0.77)	(0.17)	—	(0.17)	10.94	(6.48)	0.72	0.71	1.10	25	52
12-31-2021	12.29	0.13	(0.32)	(0.19)	(0.22)	—	(0.22)	11.88	(1.59)	0.70	0.69	1.04	30	32
Series II
12-31-2025	11.38	0.33	0.23	0.56	(0.19)	—	(0.19)	11.75	4.95	0.91	0.90	2.81	15	487
12-31-2024	11.18	0.28	—[3]	0.28	(0.08)	—	(0.08)	11.38	2.48	0.93	0.92	2.46	15	185
12-31-2023	10.95	0.17	0.22	0.39	(0.16)	—	(0.16)	11.18	3.63	0.93	0.92	1.57	15	108
12-31-2022	11.89	0.10	(0.89)	(0.79)	(0.15)	—	(0.15)	10.95	(6.67)	0.92	0.91	0.89	17	52
12-31-2021	12.30	0.10	(0.32)	(0.22)	(0.19)	—	(0.19)	11.89	(1.78)	0.90	0.89	0.84	22	32
Series NAV
12-31-2025	11.38	0.36	0.22	0.58	(0.22)	—	(0.22)	11.74	5.09	0.66	0.65	3.06	208	487
12-31-2024	11.17	0.31	—[3]	0.31	(0.10)	—	(0.10)	11.38	2.80	0.68	0.67	2.70	121	185
12-31-2023	10.94	0.20	0.22	0.42	(0.19)	—	(0.19)	11.17	3.87	0.68	0.67	1.83	131	108
12-31-2022	11.88	0.13	(0.90)	(0.77)	(0.17)	—	(0.17)	10.94	(6.43)	0.67	0.66	1.15	119	52
12-31-2021	12.29	0.13	(0.32)	(0.19)	(0.22)	—	(0.22)	11.88	(1.54)	0.65	0.64	1.09	130	32
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.	133

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Strategic Income Opportunities Trust
Series I
12-31-2025	12.66	0.60	0.35	0.95	(1.07)	—	(1.07)	12.54	7.51	0.81	0.80	4.54	51	73
12-31-2024	12.62	0.53	(0.14)	0.39	(0.35)	—	(0.35)	12.66	3.10	0.79	0.78	4.15	222	46
12-31-2023	12.18	0.46	0.42	0.88	(0.44)	—	(0.44)	12.62	7.37	0.80	0.79	3.71	234	39
12-31-2022	14.07	0.38	(1.81)	(1.43)	(0.46)	—	(0.46)	12.18	(10.06)	0.78	0.77	2.97	238	48
12-31-2021	14.44	0.37	(0.25)	0.12	(0.49)	—	(0.49)	14.07	0.90	0.76	0.75	2.56	301	61
Series II
12-31-2025	12.70	0.57	0.34	0.91	(1.04)	—	(1.04)	12.57	7.22	1.01	1.00	4.45	78	73
12-31-2024	12.66	0.51	(0.14)	0.37	(0.33)	—	(0.33)	12.70	2.91	0.99	0.98	3.97	69	46
12-31-2023	12.22	0.44	0.41	0.85	(0.41)	—	(0.41)	12.66	7.23	1.00	0.99	3.52	58	39
12-31-2022	14.11	0.36	(1.82)	(1.46)	(0.43)	—	(0.43)	12.22	(10.30)	0.98	0.97	2.80	52	48
12-31-2021	14.47	0.34	(0.24)	0.10	(0.46)	—	(0.46)	14.11	0.70	0.96	0.95	2.36	51	61
Series NAV
12-31-2025	12.62	0.60	0.34	0.94	(1.07)	—	(1.07)	12.49	7.51	0.76	0.75	4.65	134	73
12-31-2024	12.58	0.54	(0.14)	0.40	(0.36)	—	(0.36)	12.62	3.16	0.74	0.73	4.23	137	46
12-31-2023	12.14	0.47	0.41	0.88	(0.44)	—	(0.44)	12.58	7.53	0.75	0.74	3.77	93	39
12-31-2022	14.03	0.39	(1.82)	(1.43)	(0.46)	—	(0.46)	12.14	(10.05)	0.73	0.72	3.03	84	48
12-31-2021	14.39	0.38	(0.24)	0.14	(0.50)	—	(0.50)	14.03	0.95	0.71	0.70	2.61	96	61
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
Total Bond Market Trust
Series I
12-31-2025	8.81	0.34	0.27	0.61	(0.34)	—	(0.34)	9.08	6.86	0.57	0.30	3.77	361	55
12-31-2024	8.99	0.31	(0.22)	0.09	(0.27)	—	(0.27)	8.81	0.99	0.57	0.30	3.41	326	29
12-31-2023	8.78	0.27	0.18	0.45	(0.24)	—	(0.24)	8.99	5.35	0.57	0.30	3.08	299	10
12-31-2022	10.45	0.22	(1.64)	(1.42)	(0.25)	—	(0.25)	8.78	(13.49)	0.57	0.30	2.29	271	38
12-31-2021	10.89	0.17	(0.37)	(0.20)	(0.24)	—	(0.24)	10.45	(1.81)	0.57	0.30	1.58	336	32
Series II
12-31-2025	8.82	0.32	0.27	0.59	(0.32)	—	(0.32)	9.09	6.67	0.77	0.50	3.57	42	55
12-31-2024	9.00	0.29	(0.21)	0.08	(0.26)	—	(0.26)	8.82	0.80	0.77	0.50	3.20	42	29
12-31-2023	8.80	0.26	0.16	0.42	(0.22)	—	(0.22)	9.00	5.02	0.77	0.50	2.88	48	10
12-31-2022	10.46	0.20	(1.63)	(1.43)	(0.23)	—	(0.23)	8.80	(13.58)	0.77	0.50	2.08	49	38
12-31-2021	10.91	0.15	(0.38)	(0.23)	(0.22)	—	(0.22)	10.46	(2.10)	0.77	0.50	1.38	62	32
Series NAV
12-31-2025	8.81	0.35	0.26	0.61	(0.34)	—	(0.34)	9.08	6.91	0.52	0.25	3.83	676	55
12-31-2024	8.98	0.31	(0.20)	0.11	(0.28)	—	(0.28)	8.81	1.14	0.52	0.25	3.46	632	29
12-31-2023	8.78	0.28	0.16	0.44	(0.24)	—	(0.24)	8.98	5.29	0.52	0.25	3.14	594	10
12-31-2022	10.44	0.22	(1.62)	(1.40)	(0.26)	—	(0.26)	8.78	(13.36)	0.52	0.25	2.39	542	38
12-31-2021	10.89	0.17	(0.37)	(0.20)	(0.25)	—	(0.25)	10.44	(1.86)	0.52	0.25	1.62	350	32
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
The accompanying notes are an integral part of the financial statements.	134

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Ultra Short Term Bond Trust
Series I
12-31-2025	11.48	0.47	0.02	0.49	(0.57)	—	(0.57)	11.40	4.29	0.68	0.61	4.00	10	64
12-31-2024	11.11	0.47	0.08	0.55	(0.18)	—	(0.18)	11.48	4.97	0.68	0.61	4.18	10	69
12-31-2023	10.93	0.33	0.17	0.50	(0.32)	—	(0.32)	11.11	4.60	0.68	0.61	2.99	12	41
12-31-2022	11.19	0.10	(0.20)	(0.10)	(0.16)	—	(0.16)	10.93	(0.84)	0.67	0.61	0.94	10	54
12-31-2021	11.46	0.04	(0.09)	(0.05)	(0.22)	—	(0.22)	11.19	(0.46)	0.67	0.60	0.34	11	47
Series II
12-31-2025	11.48	0.44	0.02	0.46	(0.55)	—	(0.55)	11.39	4.02	0.88	0.81	3.81	153	64
12-31-2024	11.11	0.45	0.08	0.53	(0.16)	—	(0.16)	11.48	4.78	0.88	0.81	3.98	178	69
12-31-2023	10.93	0.31	0.17	0.48	(0.30)	—	(0.30)	11.11	4.41	0.88	0.81	2.77	200	41
12-31-2022	11.19	0.09	(0.21)	(0.12)	(0.14)	—	(0.14)	10.93	(1.04)	0.87	0.81	0.77	228	54
12-31-2021	11.46	0.02	(0.10)	(0.08)	(0.19)	—	(0.19)	11.19	(0.66)	0.87	0.80	0.15	197	47
Series NAV
12-31-2025	11.49	0.47	0.02	0.49	(0.57)	—	(0.57)	11.41	4.34	0.63	0.56	4.06	38	64
12-31-2024	11.12	0.48	0.08	0.56	(0.19)	—	(0.19)	11.49	5.01	0.63	0.56	4.24	37	69
12-31-2023	10.93	0.34	0.17	0.51	(0.32)	—	(0.32)	11.12	4.74	0.63	0.56	3.04	38	41
12-31-2022	11.20	0.11	(0.21)	(0.10)	(0.17)	—	(0.17)	10.93	(0.88)	0.62	0.56	0.97	35	54
12-31-2021	11.47	0.04	(0.09)	(0.05)	(0.22)	—	(0.22)	11.20	(0.41)	0.62	0.55	0.38	38	47
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
The accompanying notes are an integral part of the financial statements.	135

John Hancock Variable Insurance Trust
Notes to financial statements

1.  Organization
John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, eleven of which are presented in this report (the portfolios).
The portfolios may offer multiple classes of shares: Series I, Series II, and Series NAV. The shares currently offered by each portfolio are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Variable Trust Advisers LLC (the Advisor) and Manulife Financial Corporation except in the case of the Core Bond Trust, Select Bond Trust and Strategic Income Opportunities Trust. Series II and Series NAV of Core Bond Trust, Series II of Select Bond Trust and Series II and Series NAV of Strategic Income Opportunities Trust are also offered to variable insurance products of external insurance companies. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Variable Trust Advisers LLC, the portfolios' valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued based on the settlement price. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Securities held by Money Market Trust are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the portfolio. The portfolio seeks to maintain a constant NAV per share of $1.00, but there can be no assurance that it will be able to do so.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor's assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

Significant accounting policies, continued

The following is a summary of the values by input classification of the portfolios' investments as of December 31, 2025, by major security category or type:
	Total value at 12-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Active Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$284,363,283	—	$284,363,283	—
Corporate bonds	210,379,582	—	210,379,582	—
Municipal bonds	168,922	—	168,922	—
Term loans	1,659,254	—	1,659,254	—
Collateralized mortgage obligations	29,007,095	—	29,007,095	—
Asset-backed securities	32,569,744	—	32,569,744	—
Common stocks	37,881	—	—	$37,881
Preferred securities	123,359	$123,359	—	—
Short-term investments	1,330,316	1,330,316	—	—
Total investments in securities	$559,639,436	$1,453,675	$558,147,880	$37,881

Core Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$425,310,547	—	$425,310,547	—
Foreign government obligations	10,248,975	—	10,248,975	—
Corporate bonds	193,049,056	—	193,049,056	—
Municipal bonds	1,023,189	—	1,023,189	—
Collateralized mortgage obligations	112,501,817	—	112,501,817	—
Asset-backed securities	53,396,221	—	53,396,221	—
Short-term investments	27,107,948	$27,107,948	—	—
Total investments in securities	$822,637,753	$27,107,948	$795,529,805	—

High Yield Trust
Investments in securities:
Assets
Corporate bonds	$172,640,027	—	$172,640,027	—
Term loans	3,470,293	—	3,224,812	$245,481
Common stocks	232,888	—	220,972	11,916
Preferred securities	697,433	$697,433	—	—
Escrow shares	5,722	—	—	5,722
Escrow certificates	—	—	—	—
Short-term investments	9,017,464	9,017,464	—	—
Total investments in securities	$186,063,827	$9,714,897	$176,085,811	$263,119
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Investment Quality Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$136,671,666	—	$136,671,666	—
Foreign government obligations	3,650,908	—	3,650,908	—
Corporate bonds	53,871,398	—	53,871,398	—
Convertible bonds	75,542	—	75,542	—
Municipal bonds	1,990,675	—	1,990,675	—
Collateralized mortgage obligations	29,250,699	—	28,835,699	$415,000
Asset-backed securities	12,160,762	—	12,160,762	—
Short-term investments	5,642,798	$442,798	5,200,000	—
Total investments in securities	$243,314,448	$442,798	$242,456,650	$415,000
Derivatives:
Assets
Futures	$116,403	$116,403	—	—

Significant accounting policies, continued

	Total value at 12-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investment Quality Bond Trust (continued)
Forward foreign currency contracts	$66	—	$66	—
Swap contracts	1,284,646	—	1,284,646	—
Liabilities
Futures	(24,323)	$(24,323)	—	—
Forward foreign currency contracts	(7,728)	—	(7,728)	—
Swap contracts	(1,081)	—	(1,081)	—

Money Market Trust
Investments in securities:
Assets
U.S. Government	$364,009,986	—	$364,009,986	—
U.S. Government Agency	1,229,989,433	—	1,229,989,433	—
Repurchase agreement	600,675,448	—	600,675,448	—
Total investments in securities	$2,194,674,867	—	$2,194,674,867	—

Opportunistic Fixed Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$38,605,652	—	$38,605,652	—
Foreign government obligations	65,125,429	—	65,125,429	—
Corporate bonds	23,135,020	—	23,135,020	—
Convertible bonds	15,733,809	—	15,733,809	—
Term loans	4,538,503	—	4,538,503	—
Collateralized mortgage obligations	8,771,756	—	8,646,756	$125,000
Asset-backed securities	4,574,559	—	4,574,559	—
Common stocks	30,643	$30,236	407	—
Preferred securities	4,386,655	4,386,655	—	—
Exchange-traded funds	59,666	59,666	—	—
Escrow certificates	16,908	—	16,195	713
Short-term investments	1,811,571	1,811,571	—	—
Total investments in securities	$166,790,171	$6,288,128	$160,376,330	$125,713
Liabilities
Sale commitments outstanding	$(25,482,408)	—	$(25,482,408)	—
Derivatives:
Assets
Futures	68,436	$68,436	—	—
Forward foreign currency contracts	898,541	—	898,541	—
Swap contracts	770,832	—	770,832	—
Liabilities
Futures	(79,454)	(79,454)	—	—
Forward foreign currency contracts	(961,407)	—	(961,407)	—
Swap contracts	(1,979,293)	—	(1,979,293)	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Select Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$3,087,619,627	—	$3,087,619,627	—
Corporate bonds	1,690,432,127	—	1,690,432,127	—
Municipal bonds	21,722,290	—	21,722,290	—
Collateralized mortgage obligations	352,061,959	—	352,061,959	—
Asset-backed securities	429,812,895	—	429,812,895	—

Significant accounting policies, continued

	Total value at 12-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Select Bond Trust (continued)
Short-term investments	$42,877,758	$42,877,758	—	—
Total investments in securities	$5,624,526,656	$42,877,758	$5,581,648,898	—

Short Term Government Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$237,369,944	—	$237,369,944	—
Municipal bonds	3,850,327	—	3,850,327	—
Collateralized mortgage obligations	779,834	—	779,834	—
Short-term investments	177,331	$177,331	—	—
Total investments in securities	$242,177,436	$177,331	$242,000,105	—
Derivatives:
Liabilities
Futures	$(3,567)	$(3,567)	—	—

Strategic Income Opportunities Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$26,904,728	—	$26,904,728	—
Foreign government obligations	49,898,927	—	49,898,927	—
Corporate bonds	118,567,811	—	118,567,811	—
Convertible bonds	4,453,474	—	4,453,474	—
Term loans	23,735,194	—	23,735,194	—
Collateralized mortgage obligations	13,639,320	—	13,639,320	—
Asset-backed securities	4,468,820	—	4,468,820	—
Preferred securities	10,446,581	$10,446,581	—	—
Short-term investments	8,393,942	8,393,942	—	—
Total investments in securities	$260,508,797	$18,840,523	$241,668,274	—
Derivatives:
Assets
Futures	$37,517	$37,517	—	—
Forward foreign currency contracts	692,435	—	$692,435	—
Liabilities
Futures	(33,212)	(33,212)	—	—
Forward foreign currency contracts	(720,472)	—	(720,472)	—
Written options	(131,143)	—	(131,143)	—

Total Bond Market Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$769,331,574	—	$769,331,574	—
Foreign government obligations	8,034,480	—	8,034,480	—
Corporate bonds	267,669,652	—	267,669,652	—
Municipal bonds	3,399,878	—	3,399,878	—
Collateralized mortgage obligations	14,744,232	—	14,744,232	—
Asset-backed securities	4,515,253	—	4,515,253	—
Short-term investments	9,453,324	$9,453,324	—	—
Total investments in securities	$1,077,148,393	$9,453,324	$1,067,695,069	—

Significant accounting policies, continued

	Total value at 12-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Ultra Short Term Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$827,939	—	$827,939	—
Corporate bonds	110,664,264	—	110,664,264	—
Collateralized mortgage obligations	452,842	—	452,842	—
Asset-backed securities	46,353,299	—	46,353,299	—
Short-term investments	42,350,582	$1,232,529	41,118,053	—
Total investments in securities	$200,648,926	$1,232,529	$199,416,397	—
Repurchase agreements. The portfolios may enter into repurchase agreements. When the portfolios enter into a repurchase agreement, they receive collateral that is held in a segregated account by the portfolios' custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolios. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolios of investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
When-issued/delayed-delivery securities. The portfolios may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the portfolio enters into this type of transaction, the portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Term loans (Floating rate loans). The portfolios may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The portfolios' ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The portfolios' failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the portfolios' income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the portfolios and, if the portfolios' exposure to such investments is substantial, it could impair the portfolios' ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the portfolios may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Mortgage and asset-backed securities. The portfolios may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more

Significant accounting policies, continued

likely to refinance or prepay their debt before its stated maturity. This may result in the portfolios having to reinvest the proceeds in lower yielding securities, effectively reducing the portfolios' income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the portfolios' cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The portfolios are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Payment-in-kind bonds. The portfolios may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. Income on these securities is computed at the contractual rate specified and is added to the principal balance of the bond. This income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the portfolios may need to sell other investments to make distributions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date and reflected as realized gains. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios may invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the portfolios will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at December 31, 2025:
Portfolio	Market value of securities on loan	Cash collateral received
Active Bond Trust	$528,941	$539,958
Core Bond Trust	1,977,678	2,019,055
High Yield Trust	5,840,442	5,962,857
Investment Quality Bond Trust	430,189	442,790
Opportunistic Fixed Income Trust	1,211,390	1,241,767
Select Bond Trust	14,257,521	14,551,828
Strategic Income Opportunities Trust	864,397	881,980
Total Bond Market Trust	1,594,435	1,628,632
Ultra Short Term Bond Trust	616,803	630,258
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Significant accounting policies, continued

Foreign taxes. The portfolios may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the portfolios' understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the portfolios as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on an asset-based allocation and is reflected in Other expenses on the Statements of operations. For the year ended December 31, 2025, the portfolios had no borrowings under the line of credit.
Commitment fees for the year ended December 31, 2025 were as follows:
Portfolio	Commitment fee
Active Bond Trust	$3,067
Core Bond Trust	925
High Yield Trust	993
Investment Quality Bond Trust	1,145
Money Market Trust	13,072
Opportunistic Fixed Income Trust	782
Portfolio	Commitment fee
Select Bond Trust	$30,917
Short Term Government Income Trust	1,339
Strategic Income Opportunities Trust	2,230
Total Bond Market Trust	5,700
Ultra Short Term Bond Trust	1,283

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of December 31, 2025, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of December 31, 2025:
	No Expiration Date
Portfolio	Short Term	Long Term
Active Bond Trust	$19,870,273	$47,789,634
Core Bond Trust	53,521,972	85,549,145
High Yield Trust	2,118,208	83,473,751
Investment Quality Bond Trust	11,327,101	14,789,879
Money Market Trust	1,412	—
Opportunistic Fixed Income Trust	8,681,467	15,106,577
Select Bond Trust	380,519,426	477,793,813
Short Term Government Income Trust	3,137,922	28,977,274
Strategic Income Opportunities Trust	4,158,319	29,630,811
Total Bond Market Trust	10,666,303	34,600,137
Ultra Short Term Bond Trust	6,887,040	21,245,095
As of December 31, 2025, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on December 31, 2025, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Active Bond Trust	$571,462,547	$8,511,942	$(20,335,053)	$(11,823,111)
Core Bond Trust	826,523,063	7,485,488	(11,370,798)	(3,885,310)

Significant accounting policies, continued

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
High Yield Trust	$194,538,939	$3,802,354	$(12,277,466)	$(8,475,112)
Investment Quality Bond Trust	255,567,856	3,476,891	(14,362,316)	(10,885,425)
Money Market Trust	2,194,674,867	—	—	—
Opportunistic Fixed Income Trust	143,431,594	2,764,970	(6,171,146)	(3,406,176)
Select Bond Trust	5,780,770,080	71,966,330	(228,209,754)	(156,243,424)
Short Term Government Income Trust	244,849,715	291,573	(2,967,419)	(2,675,846)
Strategic Income Opportunities Trust	259,584,372	4,342,683	(3,573,133)	769,550
Total Bond Market Trust	1,128,079,660	9,370,214	(60,301,481)	(50,931,267)
Ultra Short Term Bond Trust	200,251,948	568,220	(171,242)	396,978
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends from net investment income, if any, at least annually with the exception of Money Market Trust, which declares dividends daily and pays monthly from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the year ended December 31, 2025 was as follows:
Portfolio	Ordinary Income
Active Bond Trust	$24,673,009
Core Bond Trust	33,427,638
High Yield Trust	13,299,309
Investment Quality Bond Trust	9,282,057
Money Market Trust	89,870,023
Opportunistic Fixed Income Trust	8,689,546
Select Bond Trust	233,147,501
Short Term Government Income Trust	4,454,981
Strategic Income Opportunities Trust	18,202,968
Total Bond Market Trust	39,268,642
Ultra Short Term Bond Trust	9,773,849
The tax character of distributions for the year ended December 31, 2024 was as follows:
Portfolio	Ordinary Income
Active Bond Trust	$20,742,627
Core Bond Trust	29,293,861
High Yield Trust	12,730,271
Investment Quality Bond Trust	7,339,294
Money Market Trust	110,079,875
Opportunistic Fixed Income Trust	4,622,408
Select Bond Trust	212,452,364
Short Term Government Income Trust	1,354,988
Strategic Income Opportunities Trust	11,479,673
Total Bond Market Trust	29,987,013
Ultra Short Term Bond Trust	3,348,856
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Portfolio	Undistributed Ordinary Income
Active Bond Trust	$10,190,331
Core Bond Trust	13,431,328
High Yield Trust	12,072,006
Investment Quality Bond Trust	7,488,043
Money Market Trust	4,969
Opportunistic Fixed Income Trust	2,801,654
Select Bond Trust	96,486,781
Short Term Government Income Trust	7,228,287
Strategic Income Opportunities Trust	9,133,425
Total Bond Market Trust	18,043,475
Ultra Short Term Bond Trust	8,852,226

Significant accounting policies, continued

Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, foreign currency transactions, derivative transactions, amortization and accretion on debt securities, and wash sale loss deferrals.
3.  Derivative instruments
The portfolios may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The portfolios attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the portfolios may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the portfolios, if any, are held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the portfolios and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the portfolios, if any, for OTC transactions is held in a segregated account at the portfolios' custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. The portfolios' risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolios and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for centrally-cleared transactions is included in Receivable/Payable for centrally-cleared swaps in the Statements of assets and liabilities. Securities pledged by the portfolios for centrally-cleared transactions, if any, are identified in the Portfolio of investments.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.
Upon entering into a futures contract, the portfolios are required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the portfolios, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the portfolios, if any, are identified in the Portfolios of investments. Subsequent payments, referred to as variation margin, are made or received by the portfolios periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the portfolios. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, the portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the portfolios used futures contracts during the year ended December 31, 2025. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Active Bond Trust	To manage against changes in interest rates and manage duration of the portfolio. As of December 31, 2025, there were no open futures contracts.	Up to $14.4 million, as measured during the period
High Yield Trust	To manage duration of the portfolio. As of December 31, 2025, there were no open futures contracts.	Up to $8.6 million
Investment Quality Bond Trust	To manage against changes in interest rates, gain exposure to certain bond markets and manage duration of the portfolio.	From $36.8 million to $67.9 million

Derivative instruments, continued

Portfolio	Reason	USD Notional range
Opportunistic Fixed Income Trust	To manage against changes in interest rates, gain exposure to certain bond markets and manage duration of the portfolio.	From $40.9 million to $56.5 million
Select Bond Trust	To manage against changes in interest rates and manage duration of the portfolio. As of December 31, 2025, there were no open futures contracts.	Up to $150.7 million, as measured during the period
Short Term Government Income Trust	To manage against changes in interest rates and manage duration of the portfolio.	Up to $19.8 million
Strategic Income Opportunities Trust	To manage duration of the portfolio.	From $10.4 million to $50.0 million
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the portfolios thereby reducing the portfolios' total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the portfolio as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
The following table details how the portfolios used forward foreign currency contracts during the year ended December 31, 2025. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
High Yield Trust	To manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies. As of December 31, 2025, there were no open forward contracts.	Up to $519,000
Investment Quality Bond Trust	To manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies.	From $2.8 million to $4.4 million
Opportunistic Fixed Income Trust	To manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies.	From $120.4 million to $213.2 million
Strategic Income Opportunities Trust	To manage against changes in foreign currency exchange rates and to enhance potential gain/income.	From $61.1 million to $436.8 million
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the portfolios' exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the portfolios' exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Portfolio of investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, a portfolio realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statements of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, a portfolio realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
The following table details how the portfolios used purchased options contracts during the year ended December 31, 2025. In addition, the table summarizes the range of market value amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	Market value range
Strategic Income Opportunities Trust	To manage against changes in foreign currency exchange rates. At December 31, 2025, there were no open purchased option contracts.	Up to $27,000
The following table details how the portfolios used written options contracts during the year ended December 31, 2025. In addition, the table summarizes the range of market value amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	Market value range
Strategic Income Opportunities Trust	To manage against changes in foreign currency exchange rates and to generate potential income from options premiums.	Up to $131,000
Swaps. Swap agreements are agreements between the portfolio and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the portfolios, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the portfolios is recorded as realized gain or loss, as well as the net periodic payments received or paid by the portfolios.

Derivative instruments, continued

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The portfolios may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Interest rate swaps. Interest rate swaps represent an agreement between the portfolio and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The portfolios settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.
The following table details how the portfolios used interest rate swaps contracts during the year ended December 31, 2025. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Investment Quality Bond Trust	To manage against changes in interest rates and to manage duration of the portfolio.	From $4.4 million to $8.3 million
Opportunistic Fixed Income Trust	To manage against changes in interest rates and to manage duration of the portfolio.	From $30.9 million to $52.9 million
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The portfolios may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the portfolios may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Buyer
The following table details how the portfolios used credit default swap contracts as the buyer during the year ended December 31, 2025. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
High Yield Trust	To manage against potential credit events. As of December 31, 2025, there were no open credit default buy contracts.	Up to $818,000
Opportunistic Fixed Income Trust	To manage against potential credit events.	From $46.6 million to $100.5 million
Credit default swaps — Seller
Implied credit spreads are utilized in determining the market value of CDS agreements in which the portfolio is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.
For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. A deterioration of the referenced entity’s creditworthiness would indicate a greater likelihood of a credit event occurring and result in increasing market values, in absolute terms when compared to the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that the portfolio as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.
The following table details how the portfolios used credit default swap contracts as the seller during the year ended December 31, 2025. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
High Yield Trust	To gain credit exposure to an issuer or index. As of December 31, 2025, there were no open credit default sell contracts.	Up to $1.7 million
Opportunistic Fixed Income Trust	To gain credit exposure to an issuer or index.	From $400,000 to $990,000
Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.
The following table details how the portfolios used inflation swaps during the year ended December 31, 2025. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Opportunistic Fixed Income Trust	To manage exposure to inflation risk.	From $1.9 million to $15.0 million
Total Return Swaps. The portfolios may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A portfolio may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.

Derivative instruments, continued

The following table details how the portfolios used total return swaps during the year ended December 31, 2025. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Opportunistic Fixed Income Trust	To gain exposure to a security or market without investing directly in such security or market and to exchange the risk/return of one market with another.	From $20.1 million to $33.1 million
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the portfolios at December 31, 2025 by risk category:
Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Investment Quality Bond Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$116,403	$(24,323)
	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	66	(7,728)
	Interest rate	Swap contracts, at value[2]	Interest rate swaps	1,284,646	(1,081)
				$1,401,115	$(33,132)
Opportunistic Fixed Income Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$68,436	$(79,454)
	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	898,541	(961,407)
	Credit	Swap contracts, at value[2]	Credit default swaps	341,117	(1,432,038)
	Interest rate	Swap contracts, at value	Total return swaps	13,728	(232,418)
	Interest rate	Swap contracts, at value[2]	Interest rate swaps	18,560	(274,998)
	Inflation	Swap contracts, at value	Inflation swaps	397,427	(39,839)
				$1,737,809	$(3,020,154)
Short Term Government Income Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	—	$(3,567)
Strategic Income Opportunities Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$37,517	$(33,212)
	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	692,435	(720,472)
	Currency	Written options, at value	Written options	—	(131,143)
				$729,952	$(884,827)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Portfolios of investments. Only the year end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
[2]	Reflects cumulative value of swap contracts. Receivable/payable for centrally cleared swaps, which includes value and margin, are shown separately on the Statements of assets and liabilities.
For financial reporting purposes, the portfolios do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the portfolio and the applicable counterparty.
The tables below reflect the portfolios' exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Opportunistic Fixed Income Trust
Forward foreign currency contracts	$898,541	$(961,407)
Swap contracts	607,013	(693,878)
Totals	$1,505,554	$(1,655,285)
Opportunistic Fixed Income Trust
Counterparty	Assets	Liabilities	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Portfolio[1]	Net Exposure
Bank of America, N.A.	$91,788	$(97,451)	$(5,663)	—	—	$(5,663)
Barclays Bank PLC	93,456	(108,002)	(14,546)	—	$14,546	—
Citibank, N.A.	347,714	(294,973)	52,741	—	—	52,741
Deutsche Bank AG	61,280	(142,936)	(81,656)	—	81,656	—

Derivative instruments, continued

Counterparty	Assets	Liabilities	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Portfolio[1]	Net Exposure
Goldman Sachs International	248,930	(399,017)	$(150,087)	—	$150,087	—
HSBC Bank PLC	61,139	(138,431)	(77,292)	—	77,292	—
JPMorgan Chase Bank, N.A.	410,415	(163,899)	246,516	$196,474	—	$50,042
Morgan Stanley & Co. International PLC	170,550	(248,791)	(78,241)	—	78,241	—
Standard Chartered Bank	9,938	(46,183)	(36,245)	—	36,245	—
State Street Bank and Trust Company	10,344	(15,602)	(5,258)	—	—	(5,258)
Totals	$1,505,554	$(1,655,285)	$(149,731)	$196,474	$438,067	$91,862

[1] Reflects cash and/or non-cash collateral posted by the counterparty or posted by the portfolio, excluding any excess collateral amounts.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended December 31, 2025:
		Statements of operations location - Net realized gain (loss) on:
Portfolio	Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Active Bond Trust	Interest rate	—	$116,610	—	—	—	$116,610
High Yield Trust	Interest rate	—	$(66,021)	—	—	—	$(66,021)
	Currency	—	—	$(37,815)	—	—	(37,815)
	Credit	—	—	—	—	$78,135	78,135
	Total	—	$(66,021)	$(37,815)	—	$78,135	$(25,701)
Investment Quality Bond Trust	Interest rate	—	$(744,875)	—	—	$105,899	$(638,976)
	Currency	—	—	$(298,948)	—	—	(298,948)
	Total	—	$(744,875)	$(298,948)	—	$105,899	$(937,924)
Opportunistic Fixed Income Trust	Interest rate	—	$1,736,530	—	—	$(814,252)	$922,278
	Currency	—	—	$(3,689,690)	—	—	(3,689,690)
	Credit	—	—	—	—	(262,557)	(262,557)
	Inflation	—	—	—	—	262,248	262,248
	Total	—	$1,736,530	$(3,689,690)	—	$(814,561)	$(2,767,721)
Select Bond Trust	Interest rate	—	$1,229,441	—	—	—	$1,229,441
Short Term Government Income Trust	Interest rate	—	$(13,977)	—	—	—	$(13,977)
Strategic Income Opportunities Trust	Interest rate	—	$(499,804)	—	—	—	$(499,804)
	Currency	$(47,103)	—	$708,889	$215,765	—	877,551
	Total	$(47,103)	$(499,804)	$708,889	$215,765	—	$377,747

[1]	Realized gain/loss associated with purchased options is included in this caption on the Statements of operations.
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended December 31, 2025:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
High Yield Trust	Interest rate	$51,326	—	—	—	$51,326
	Currency	—	$30,768	—	—	30,768
	Credit	—	—	—	$(46,528)	(46,528)
	Total	$51,326	$30,768	—	$(46,528)	$35,566
Investment Quality Bond Trust	Interest rate	$(100,650)	—	—	$65,393	$(35,257)
	Currency	—	$(86,063)	—	—	(86,063)
	Total	$(100,650)	$(86,063)	—	$65,393	$(121,320)
Opportunistic Fixed Income Trust	Interest rate	$119,730	—	—	$(182,630)	$(62,900)
	Currency	—	$(731,115)	—	—	(731,115)
	Credit	—	—	—	(598,564)	(598,564)
	Inflation	—	—	—	(200,997)	(200,997)
	Total	$119,730	$(731,115)	—	$(982,191)	$(1,593,576)

Derivative instruments, continued

		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Short Term Government Income Trust	Interest rate	$(3,567)	—	—	—	$(3,567)
Strategic Income Opportunities Trust	Interest rate	$(339,097)	—	—	—	$(339,097)
	Currency	—	$(5,117,305)	$(27,997)	—	(5,145,302)
	Total	$(339,097)	$(5,117,305)	$(27,997)	—	$(5,484,399)
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Variable Trust Advisers LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. Under an investment management agreement, the portfolios pay a daily management fee to the Advisor based on the net assets of the respective portfolio or aggregate net assets, which include the net assets of the respective portfolio and the net assets of a similar portfolio within the John Hancock group of funds complex unless otherwise noted. The annual rate for each portfolio is as follows:
•  Active Bond Trust — a) 0.60% of the first $2.5 billion of average net assets; b) 0.575% of average net assets between $2.5 billion and $5.0 billion; and c) 0.55% of the excess over $5.0 billion of average net assets.
•  Core Bond Trust — a) 0.69% of the first $200 million of aggregate net assets; b) 0.64% of the next $200 million of aggregate net assets; c) 0.57% of the next $600 million of aggregate net assets; d) 0.56% of the next $1 billion of aggregate net assets; and e) 0.55% of the excess over $2 billion of aggregate net assets.
•  High Yield Trust — a) 0.625% of the first $75 million of aggregate net assets; b) 0.5625% of the next $75 million of aggregate net assets; c) 0.50% of the next $350 million of aggregate net assets; d) 0.475% of the next $2 billion of aggregate net assets; and e) 0.45% of the excess over $2.5 billion of aggregate net assets. Aggregate net assets include net assets of the portfolio and John Hancock High Yield Fund, a series of John Hancock Bond Trust. Prior to February 7, 2025, the annual rates were a) 0.70% of the first $500 million of aggregate net assets and b) 0.65% of the excess over $500 million of aggregate net assets.
•  Investment Quality Bond Trust— a) 0.60% of the first $500 million of average net assets and b) 0.55% of the excess over $500 million of average net assets.
•  Money Market Trust — a) 0.50% of the first $500 million of aggregate net assets; b) 0.425% of the next $250 million aggregate net assets; c) 0.375% of the next $250 million aggregate net assets; d) 0.35% of the next $500 million aggregate net assets; e) 0.325% of the next $500 million aggregate net assets; f) 0.30% of the next $500 million aggregate net assets; and g) 0.275% of the excess over $2.5 billion of aggregate net assets. Aggregate net assets include net assets of the portfolio and John Hancock Money Market Fund, a series of John Hancock Current Interest.
•  Opportunistic Fixed Income Trust — a) 0.65% of the first $1 billion of aggregate net assets and b) 0.625% of the excess over $1 billion of aggregate net assets.
•  Select Bond Trust — a) 0.65% of the first $500 million of average net assets; b) 0.60% of the next $1 billion of average net assets; c) 0.575% of the next $1 billion of average net assets; d) 0.55% of the next $7.5 billion of average net assets; and e) 0.525% of the excess over $10 billion of average net assets.
•  Short Term Government Income Trust— a) 0.57% of the first $250 million of average net assets and b) 0.55% of the excess over $250 million of average net assets.
•  Strategic Income Opportunities Trust— 0.68% of the first $500 million of aggregate net assets; b) 0.63% of the next $3 billion of aggregate net assets; c) 0.58% of the next $4 billion of aggregate net assets; d) 0.57% of the next $4.5 billion of aggregate net assets; and e) 0.555% of the excess over $12 billion of aggregate net assets. Aggregate net assets include the net assets of the portfolio and John Hancock Strategic Income Opportunities Fund, a series of JHF II. Prior to July 1, 2025, the annual rates were a) 0.70% of the first $500 million of aggregate net assets; b) 0.65% of the next $3 billion of aggregate net assets; c) 0.60% of the next $4 billion of aggregate net assets; d) 0.59% of the next $4.5 billion of aggregate net assets; and e) 0.575% of the excess over $12 billion of aggregate net assets.
•  Total Bond Market Trust — a) 0.47% of the first $1.5 billion of average net assets and b) 0.46% of the excess over $1.5 billion of average net assets.
•  Ultra Short Term Bond Trust— a) 0.55% of the first $250 million of average net assets and b) 0.53% of the excess over $250 million of average net assets.
The organizations described below act as the subadvisors to the Trust and certain of its portfolios pursuant to Subadvisory Agreements with the Advisor. Portfolio management is allocated among the following subadvisors.

Fees and transactions with affiliates, continued

Portfolio	Subadvisor(s)
Core Bond Trust	Allspring Global Investments, LLC
Active Bond Trust High Yield Trust[2] Money Market Trust Select Bond Trust Short Term Government Income Trust Strategic Income Opportunities Trust Total Bond Market Trust Ultra Short Term Bond Trust	Manulife Investment Management (US) LLC[1]
Investment Quality Bond Trust Opportunistic Fixed Income Trust	Wellington Management Company LLP
1  An affiliate of the Advisor.
2  Prior to February 7, 2025, the subadvisor of the portfolio was Western Asset Management Company, LLC.
The portfolios are not responsible for payment of the subadvisory fees.
Expense reimbursements. The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the portfolios (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each portfolio. During the year ended December 31, 2025, this waiver amounted to 0.01% of the portfolios’ average net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive its management fee on Money Market Trust and Total Bond Market Trust or, if necessary, make payment to the portfolios in an amount so that the annual operating expenses do not exceed 0.28% and 0.25%, respectively, of the portfolios' average net assets. This waiver includes all expenses except taxes, brokerage commissions, interest expense, short dividends, acquired fund fees, class-specific expenses, borrowing costs, prime brokerage fees, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the portfolio’s business. This agreement expires on April 30, 2026, unless renewed by mutual agreement of the Advisor and the portfolio based upon a determination that this is appropriate under the circumstances at that time.
The Advisor voluntarily agreed to waive a portion of its management fee if certain expenses of the portfolios exceed 0.15% of average net assets for each of the portfolios with the exception of Total Bond Market Trust. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, management fees, Rule 12b-1 fees, underlying fund expenses and short dividends. This expense reduction will continue in effect until terminated by the Advisor.
The Advisor has voluntarily agreed to waive its management fees by 0.02% of the average daily net assets of Opportunistic Fixed Income Trust and Select Bond Trust. These voluntary advisory fee waivers may be terminated at any time by the Advisor upon notice to the Trust.
The Advisor has voluntarily agreed to waive its management fees by 0.06% of the average daily net assets of Ultra Short Term Bond Trust. This voluntary advisory fee waiver may be terminated at any time by the Advisor upon notice to the Trust.
The Advisor has voluntarily agreed to waive and/or reimburse all class-specific expenses for Series I and Series II shares of the Select Bond Trust to the extent they exceed 0.04% and 0.24%, respectively, of average net assets on an annualized basis attributable to the class (the class expense waiver). This voluntary class specific waiver may be terminated at any time by the Advisor upon notice to the Trust.
For the year ended December 31, 2025, the expense reductions described above amounted to the following:
	Expense reimbursement by class
Portfolio	Series I	Series II	Series NAV	Total
Active Bond Trust	$2,278	$8,886	$38,842	$50,006
Core Bond Trust	5,250	7,073	55,695	68,018
High Yield Trust	28,363	17,884	61,780	108,027
Investment Quality Bond Trust	8,093	4,261	5,852	18,206
Money Market Trust	1,754,391	46,168	591,870	2,392,429
Opportunistic Fixed Income Trust	27,232	52,085	122,433	201,750
Select Bond Trust	50,726	135,081	1,505,169	1,690,976
Short Term Government Income Trust	2,125	1,394	18,188	21,707
Strategic Income Opportunities Trust	13,329	7,059	11,519	31,907
Total Bond Market Trust	909,306	114,671	1,732,162	2,756,139
Ultra Short Term Bond Trust	6,670	119,421	27,101	153,192
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended December 31, 2025, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Active Bond Trust	0.59%
Core Bond Trust	0.57%
Portfolio	Net Annual Effective Rate
High Yield Trust	0.45%
Investment Quality Bond Trust	0.59%

Fees and transactions with affiliates, continued

Portfolio	Net Annual Effective Rate
Money Market Trust	0.24%
Opportunistic Fixed Income Trust	0.51%
Select Bond Trust	0.54%
Short Term Government Income Trust	0.56%

Portfolio	Net Annual Effective Rate
Strategic Income Opportunities Trust	0.64%
Total Bond Market Trust	0.20%
Ultra Short Term Bond Trust	0.48%
Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended December 31, 2025, amounted to an annual rate of 0.02% of the portfolios' average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares:
Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%
Currently, only 0.05% for Series I shares and 0.25% for Series ll shares are charged for Rule 12b-1 fees.
Distribution and service fees for the year ended December 31, 2025 were as follows:
	Distribution and service fees by class
Portfolio	Series l	Series ll	Total
Active Bond Trust	$12,653	$246,289	$258,942
Core Bond Trust	30,296	203,582	233,878
High Yield Trust	23,391	73,405	96,796
Investment Quality Bond Trust	46,702	122,876	169,578
Money Market Trust	833,898	109,822	943,720
Opportunistic Fixed Income Trust	9,525	91,031	100,556
Select Bond Trust	64,796	862,771	927,567
Short Term Government Income Trust	11,249	37,285	48,534
Strategic Income Opportunities Trust	71,514	181,642	253,156
Total Bond Market Trust	169,910	107,219	277,129
Ultra Short Term Bond Trust	4,818	431,150	435,968
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating affiliated funds. At period end, open loans, if any, are presented under the caption Interfund lending receivable/payable in the Statements of assets and liabilities. Interest expense is included in Other expenses on the Statements of operations. The portfolios' activity in this program during the period for which loans were outstanding was as follows:
Portfolio	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Investment Quality Bond Trust	Lender	$5,000,000	3	4.140%	$1,725
Money Market Trust	Lender	3,181,000	1	4.865%	430
Opportunistic Fixed Income Trust	Lender	3,087,500	8	4.754%	3,262
6.  Portfolio share transactions
Transactions in portfolios' shares for the years ended December 31, 2025 and 2024 were as follows:
Active Bond Trust	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	204,638	$1,719,643	399,511	$3,305,123
Distributions reinvested	131,894	1,101,311	119,385	978,956
Repurchased	(494,176)	(4,136,646)	(594,682)	(4,909,590)
Net decrease	(157,644)	$(1,315,692)	(75,786)	$(625,511)

Portfolio share transactions, continued

Active Bond Trust, Cont'd	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series II shares
Sold	1,192,860	$10,144,143	1,216,279	$10,069,341
Distributions reinvested	506,631	4,240,506	441,125	3,626,047
Repurchased	(2,043,566)	(17,145,537)	(2,052,643)	(17,089,470)
Net decrease	(344,075)	$(2,760,888)	(395,239)	$(3,394,082)
Series NAV shares
Sold	1,172,095	$9,880,612	1,632,737	$13,541,022
Distributions reinvested	2,312,344	19,331,192	1,965,606	16,137,624
Repurchased	(3,098,457)	(25,969,421)	(2,780,433)	(23,091,303)
Net increase	385,982	$3,242,383	817,910	$6,587,343
Total net increase (decrease)	(115,737)	$(834,197)	346,885	$2,567,750
Core Bond Trust	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	314,425	$3,586,273	640,781	$7,183,496
Distributions reinvested	220,891	2,511,526	203,187	2,269,604
Repurchased	(772,557)	(8,792,174)	(863,693)	(9,845,736)
Net decrease	(237,241)	$(2,694,375)	(19,725)	$(392,636)
Series II shares
Sold	969,912	$11,028,649	1,255,516	$14,151,894
Distributions reinvested	300,282	3,408,205	220,787	2,461,778
Repurchased	(595,720)	(6,742,125)	(561,408)	(6,325,297)
Net increase	674,474	$7,694,729	914,895	$10,288,375
Series NAV shares
Sold	2,722,494	$30,988,750	2,072,616	$23,342,035
Distributions reinvested	2,434,328	27,507,907	2,212,836	24,562,479
Repurchased	(7,133,948)	(80,331,814)	(3,945,403)	(44,791,131)
Net increase (decrease)	(1,977,126)	$(21,835,157)	340,049	$3,113,383
Total net increase (decrease)	(1,539,893)	$(16,834,803)	1,235,219	$13,009,122
High Yield Trust	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	560,892	$2,772,285	385,111	$1,857,577
Distributions reinvested	726,461	3,436,160	698,266	3,323,747
Repurchased	(1,453,943)	(7,106,758)	(1,725,103)	(8,384,700)
Net decrease	(166,590)	$(898,313)	(641,726)	$(3,203,376)
Series II shares
Sold	378,733	$1,945,166	222,317	$1,103,506
Distributions reinvested	414,642	2,027,601	419,192	2,058,235
Repurchased	(1,086,284)	(5,482,103)	(1,095,146)	(5,479,250)
Net decrease	(292,909)	$(1,509,336)	(453,637)	$(2,317,509)
Series NAV shares
Sold	2,401,648	$11,324,234	2,615,439	$12,327,874
Distributions reinvested	1,696,006	7,835,548	1,576,886	7,348,289
Repurchased	(2,471,933)	(11,764,724)	(3,910,202)	(18,501,803)
Net increase	1,625,721	$7,395,058	282,123	$1,174,360
Total net increase (decrease)	1,166,222	$4,987,409	(813,240)	$(4,346,525)
Investment Quality Bond Trust	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	687,111	$6,790,167	747,917	$7,232,143
Distributions reinvested	419,356	4,101,302	346,008	3,328,599
Repurchased	(1,759,232)	(17,200,389)	(1,367,341)	(13,307,362)
Net decrease	(652,765)	$(6,308,920)	(273,416)	$(2,746,620)
Series II shares
Sold	479,864	$4,755,526	651,766	$6,327,232
Distributions reinvested	215,247	2,107,265	167,011	1,608,321
Repurchased	(948,312)	(9,289,140)	(849,174)	(8,262,066)
Net decrease	(253,201)	$(2,426,349)	(30,397)	$(326,513)

Portfolio share transactions, continued

Investment Quality Bond Trust, Cont'd	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	1,790,233	$17,517,792	1,110,351	$10,726,915
Distributions reinvested	315,878	3,073,490	251,032	2,402,374
Repurchased	(1,999,467)	(19,342,985)	(454,744)	(4,378,487)
Net increase	106,644	$1,248,297	906,639	$8,750,802
Total net increase (decrease)	(799,322)	$(7,486,972)	602,826	$5,677,669
Money Market Trust	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	306,034,920	$306,034,920	201,180,707	$201,180,707
Distributions reinvested	65,760,417	65,760,417	83,631,796	83,631,796
Repurchased	(441,581,018)	(441,581,018)	(405,487,171)	(405,487,171)
Net decrease	(69,785,681)	$(69,785,681)	(120,674,668)	$(120,674,668)
Series II shares
Sold	107,355	$107,355	1,036,727	$1,036,727
Distributions reinvested	1,645,226	1,645,226	2,434,385	2,434,385
Repurchased	(9,771,519)	(9,771,519)	(12,160,832)	(12,160,832)
Net decrease	(8,018,938)	$(8,018,938)	(8,689,720)	$(8,689,720)
Series NAV shares
Sold	418,216,681	$418,216,681	410,499,152	$410,499,152
Distributions reinvested	22,464,380	22,464,380	24,013,694	24,013,694
Repurchased	(436,380,595)	(436,380,595)	(346,164,214)	(346,164,214)
Net increase	4,300,466	$4,300,466	88,348,632	$88,348,632
Total net decrease	(73,504,153)	$(73,504,153)	(41,015,756)	$(41,015,756)
Opportunistic Fixed Income Trust	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	87,113	$971,951	78,742	$858,067
Distributions reinvested	103,934	1,147,431	58,259	630,357
Repurchased	(234,316)	(2,589,602)	(267,694)	(2,932,359)
Net decrease	(43,269)	$(470,220)	(130,693)	$(1,443,935)
Series II shares
Sold	292,178	$3,211,787	272,170	$2,933,110
Distributions reinvested	203,857	2,205,737	115,946	1,231,351
Repurchased	(630,385)	(6,814,117)	(718,707)	(7,668,871)
Net decrease	(134,350)	$(1,396,593)	(330,591)	$(3,504,410)
Series NAV shares
Sold	819,290	$9,112,725	766,139	$8,348,279
Distributions reinvested	486,009	5,336,378	256,332	2,760,700
Repurchased	(1,056,624)	(11,696,662)	(2,167,740)	(23,797,967)
Net increase (decrease)	248,675	$2,752,441	(1,145,269)	$(12,688,988)
Total net increase (decrease)	71,056	$885,628	(1,606,553)	$(17,637,333)
Select Bond Trust	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	796,834	$9,615,856	960,569	$11,230,126
Distributions reinvested	447,365	5,323,649	416,401	4,851,070
Repurchased	(2,067,620)	(24,570,650)	(1,593,531)	(18,805,004)
Net decrease	(823,421)	$(9,631,145)	(216,561)	$(2,723,808)
Series II shares
Sold	6,077,893	$72,562,707	7,832,314	$91,858,171
Distributions reinvested	1,128,905	13,456,550	1,033,676	12,063,002
Repurchased	(9,458,958)	(112,352,874)	(11,185,954)	(132,601,378)
Net decrease	(2,252,160)	$(26,333,617)	(2,319,964)	$(28,680,205)

Portfolio share transactions, continued

Select Bond Trust, Cont'd	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	8,989,518	$107,509,643	13,355,275	$156,271,946
Distributions reinvested	18,044,386	214,367,302	16,813,267	195,538,292
Repurchased	(57,579,903)	(678,935,724)	(30,949,001)	(368,572,928)
Net decrease	(30,545,999)	$(357,058,779)	(780,459)	$(16,762,690)
Total net decrease	(33,621,580)	$(393,023,541)	(3,316,984)	$(48,166,703)
Short Term Government Income Trust	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	379,069	$4,400,379	251,069	$2,842,906
Distributions reinvested	32,131	375,929	16,881	192,105
Repurchased	(756,096)	(8,836,877)	(352,711)	(3,984,973)
Net decrease	(344,896)	$(4,060,569)	(84,761)	$(949,962)
Series II shares
Sold	337,310	$3,925,141	521,595	$5,911,195
Distributions reinvested	19,857	232,325	9,602	109,272
Repurchased	(446,320)	(5,186,801)	(531,713)	(6,006,849)
Net increase (decrease)	(89,153)	$(1,029,335)	(516)	$13,618
Series NAV shares
Sold	8,683,598	$100,400,137	4,030,561	$45,274,435
Distributions reinvested	328,780	3,846,727	92,666	1,053,611
Repurchased	(1,930,671)	(22,482,018)	(5,196,395)	(58,558,804)
Net increase (decrease)	7,081,707	$81,764,846	(1,073,168)	$(12,230,758)
Total net increase (decrease)	6,647,658	$76,674,942	(1,158,445)	$(13,167,102)
Strategic Income Opportunities Trust	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	742,718	$9,551,754	1,549,462	$19,712,419
Distributions reinvested	318,118	3,976,478	479,518	6,080,285
Repurchased	(14,517,780)	(190,567,351)	(3,023,104)	(38,450,188)
Net decrease	(13,456,944)	$(177,039,119)	(994,124)	$(12,657,484)
Series II shares
Sold	758,319	$9,855,933	982,451	$12,489,717
Distributions reinvested	468,811	5,878,894	128,109	1,629,545
Repurchased	(459,517)	(5,952,303)	(296,281)	(3,805,563)
Net increase	767,613	$9,782,524	814,279	$10,313,699
Series NAV shares
Sold	3,931,296	$49,287,874	3,583,829	$45,847,681
Distributions reinvested	670,490	8,347,596	298,483	3,769,843
Repurchased	(4,772,125)	(60,662,226)	(424,716)	(5,454,450)
Net increase (decrease)	(170,339)	$(3,026,756)	3,457,596	$44,163,074
Total net increase (decrease)	(12,859,670)	$(170,283,351)	3,277,751	$41,819,289
Total Bond Market Trust	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	6,643,285	$60,317,096	6,989,254	$62,919,372
Distributions reinvested	1,376,536	12,526,477	1,082,689	9,635,932
Repurchased	(5,301,014)	(47,941,341)	(4,348,375)	(38,942,030)
Net increase	2,718,807	$24,902,232	3,723,568	$33,613,274
Series II shares
Sold	889,654	$8,113,371	681,229	$6,165,637
Distributions reinvested	161,169	1,468,247	132,703	1,183,714
Repurchased	(1,276,194)	(11,570,571)	(1,303,203)	(11,775,158)
Net decrease	(225,371)	$(1,988,953)	(489,271)	$(4,425,807)

Portfolio share transactions, continued

Total Bond Market Trust, Cont'd	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	18,458,980	$167,480,115	6,386,357	$58,092,975
Distributions reinvested	2,777,354	25,273,918	2,153,637	19,167,367
Repurchased	(18,476,893)	(167,182,923)	(2,917,780)	(26,144,785)
Net increase	2,759,441	$25,571,110	5,622,214	$51,115,557
Total net increase	5,252,877	$48,484,389	8,856,511	$80,303,024
Ultra Short Term Bond Trust	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	307,998	$3,566,270	451,202	$5,119,425
Distributions reinvested	40,342	456,667	13,282	151,410
Repurchased	(353,724)	(4,101,006)	(651,461)	(7,378,729)
Net decrease	(5,384)	$(78,069)	(186,977)	$(2,107,894)
Series II shares
Sold	4,063,858	$47,202,933	4,960,293	$56,280,443
Distributions reinvested	659,273	7,462,974	228,743	2,607,674
Repurchased	(6,774,566)	(78,772,993)	(7,667,989)	(86,895,470)
Net decrease	(2,051,435)	$(24,107,086)	(2,478,953)	$(28,007,353)
Series NAV shares
Sold	898,398	$10,428,514	513,225	$5,790,424
Distributions reinvested	163,655	1,854,208	51,734	589,772
Repurchased	(895,710)	(10,451,405)	(834,883)	(9,486,127)
Net increase (decrease)	166,343	$1,831,317	(269,924)	$(3,105,931)
Total net decrease	(1,890,476)	$(22,353,838)	(2,935,854)	$(33,221,178)
Affiliates of the Trust owned 100% of shares of the portfolios, with the exception of Core Bond Trust, Select Bond Trust and Strategic Income Opportunities Trust. For Core Bond Trust, affiliates owned 43.89% and 99.77% of Series II and Series NAV shares, respectively. For Select Bond Trust, affiliates owned 99.87% of Series II shares. For Strategic Income Opportunities Trust, affiliates owned 29.28% and 98.23% of Series II and Series NAV shares, respectively, on December 31, 2025. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the year ended December 31, 2025:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Active Bond Trust	$324,972,043	$168,383,808	$350,765,921	$142,221,374
Core Bond Trust	1,258,416,182	593,974,206	1,260,813,489	615,814,439
High Yield Trust	—	255,987,337	—	254,442,656
Investment Quality Bond Trust	25,322,287	91,725,625	16,596,079	109,826,126
Opportunistic Fixed Income Trust	11,524,635	240,501,265	20,641,412	227,762,210
Select Bond Trust	4,682,026,659	1,296,776,179	4,830,279,961	1,558,503,263
Short Term Government Income Trust	1,068,449,411	98,957,991	1,026,364,409	59,101,884
Strategic Income Opportunities Trust	15,338,410	220,665,636	24,094,068	382,765,568
Total Bond Market Trust	448,478,550	161,226,684	407,667,375	157,743,057
Ultra Short Term Bond Trust	—	108,518,933	—	116,797,993
8.  Investment in affiliated underlying funds
Certain portfolios may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Active Bond Trust
John Hancock Collateral Trust*	132,975	$3,717,413	$125,254,519	$(127,637,577)	$(3,982)	$(57)	$186,519	—	$1,330,316
Core Bond Trust

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	201,889	$2,352,408	$29,486,214	$(29,818,944)	$19	$37	$7,698	—	$2,019,734
High Yield Trust
John Hancock Collateral Trust*	901,344	$12,262,146	$88,094,495	$(91,339,606)	$584	$(394)	$134,336	—	$9,017,225
Investment Quality Bond Trust
John Hancock Collateral Trust*	44,261	$209,385	$7,457,567	$(7,224,133)	$(12)	$(9)	$2,102	—	$442,798
Opportunistic Fixed Income Trust
John Hancock Collateral Trust*	124,086	$2,067,770	$74,751,688	$(75,577,250)	$(806)	$(18)	$33,820	—	$1,241,384
Select Bond Trust
John Hancock Collateral Trust*	4,285,976	$32,684,463	$1,290,151,428	$(1,279,992,160)	$32,911	$1,116	$2,490,278	—	$42,877,758
Short Term Government Income Trust
John Hancock Collateral Trust	17,726	$2,158,408	$218,179,299	$(220,162,912)	$2,535	$1	$99,126	—	$177,331
Strategic Income Opportunities Trust
John Hancock Collateral Trust*	839,042	$11,224,211	$161,420,486	$(164,251,257)	$584	$(82)	$293,079	—	$8,393,942
Total Bond Market Trust
John Hancock Collateral Trust*	944,936	$9,802,503	$294,105,973	$(294,454,970)	$(159)	$(23)	$309,345	—	$9,453,324
Ultra Short Term Bond Trust
John Hancock Collateral Trust*	123,201	$270,479	$187,498,450	$(186,536,724)	$311	$13	$147,039	—	$1,232,529
*	Refer to the Securities lending note within Note 2 for details regarding this investment.
9.  Investment by affiliated funds
Certain investors in the portfolios are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of the portfolios' net assets. At December 31, 2025, affiliated concentration (as a percentage of the portfolios' net assets) is as follows:
Portfolio	Affiliated Concentration
Core Bond Trust	48.0%
Select Bond Trust	90.7%
10.  Restricted securities
The portfolios may hold restricted securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at December 31, 2025:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
High Yield Trust
KCAD Holdings I, Ltd.	3-21-11	$1,353,651	165,553,563	—	—	165,553,563	0.0%[1]	$166
New Cotai, Inc., Class B	4-12-13	0	3	—	—	3	0.0%	0
								$166
[1]	Less than 0.05%.
11.  Segment reporting
The management committee of the Advisor acts as the portfolios' chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. Each portfolio represents a single operating segment, as the CODM monitors and assesses the operating results of the portfolio as a whole, and the portfolio's long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the portfolio's subadvisor. Segment assets are reflected in the Statements of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statements of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from portfolio share transactions”, and Financial highlights, which includes total return and income and expense ratios.

John Hancock Variable Insurance Trust

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of John Hancock Variable Insurance Trust and Shareholders of Active Bond Trust, Core Bond Trust, High Yield Trust, Investment Quality Bond Trust, Money Market Trust, Opportunistic Fixed Income Trust, Select Bond Trust, Short Term Government Income Trust, Strategic Income Opportunities Trust, Total Bond Market Trust and Ultra Short Term Bond Trust
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of Active Bond Trust, Core Bond Trust, High Yield Trust, Investment Quality Bond Trust, Money Market Trust, Opportunistic Fixed Income Trust, Select Bond Trust, Short Term Government Income Trust, Strategic Income Opportunities Trust, Total Bond Market Trust and Ultra Short Term Bond Trust (eleven of the funds constituting John Hancock Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 20, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

John Hancock Variable Insurance Trust
Shareholder meeting

(Unaudited)
The portfolios held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of each of the Trusts.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	5,670,414,595.663	26,667,188.714
Christine L. Hurtsellers	5,669,231,089.721	27,850,694.656
Kenneth J. Phelan	5,670,154,966.243	26,926,818.134
Thomas R. Wright	5,670,911,891.149	26,169,893.228
Non-Independent Trustee
Kristie M. Feinberg	5,669,183,954.600	27,897,829.777

John Hancock Distributors, LLC, Member FINRA, SIPC200 Berkeley Street, Boston, MA 02116
John Hancock Variable Annuities: 800-344-1029
John Hancock Variable Life Insurance: 800-732-5543
johnhancock.com
JHTBA	12/31
2/26
1115017:12/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Variable Insurance Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	February 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	February 20, 2026
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	February 20, 2026